UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07923

City National Rochdale Funds

(Exact name of registrant as specified in charter)

400 North Roxbury Drive

Beverly Hills, CA 90210

(Address of principal executive offices) (Zip code)

Rochelle Levy

400 North Roxbury Drive

Beverly Hills, CA 90210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2022

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

CITY NATIONAL ROCHDALE FUNDS

2022 ANNUAL REPORT

SEPTEMBER 30, 2022

This report and the financial statements contained herein are provided for the general information of the shareholders of City National Rochdale Funds. This report is not authorized for distribution to prospective investors in City National Rochdale Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of City National Rochdale Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

City National Rochdale Funds Annual Report

2	Letter to Our Shareholders
4	Fixed Income Funds Investment Adviser’s Report
6	Fixed Income Funds Overview
12	Equity Funds Investment Adviser’s Report
13	Equity Funds Overview
15	Schedule of Investments/Consolidated Schedule of Investments
141	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities
144	Statements of Operations/Consolidated Statement of Operations
148	Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets
152	Consolidated Statement of Cash Flows
154	Financial Highlights/Consolidated Financial Highlights
157	Notes to Financial Statements/Consolidated Notes to Financial Statements
172	Report of Independent Registered Public Accounting Firm
174	Trustees and Officers
177	Notice to Shareholders
178	Disclosure of Fund Expenses
180	Board Approval of Advisory and Sub-Advisory Agreements

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Funds’ Form N-PORT and Form N-Q filings are available on the Commission’s website at http://www.sec.gov. The most current Form N-PORT filing is also available on the Funds’ website at www.citynationalrochdalefunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds’ portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds’ website at www.citynationalrochdalefunds.com, and (3) on the Commission’s website at www.sec.gov.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

letter to our shareholders (Unaudited)
September 30, 2022

Dear Shareholders,

This annual report covers the one-year period ended September 30, 2022.

Investors have had little place to hide in 2022, as both equity and fixed income markets simultaneously recorded three consecutive negative quarters for the first time in over four decades. Unfortunately, volatility looks set to continue in the near term, with the persistence and breadth of inflation providing an unwelcome reminder to markets that interest rates may stay higher for longer than anticipated. Until a pattern of lower inflation readings is established, equities are likely going to have a hard time mounting a sustainable rebound, and bonds could remain under pressure.

The Federal Reserve (the “Fed”) and the U.S. government took extraordinary monetary and fiscal actions at the start of the COVID-19 outbreak that materially lessened the pandemic’s harmful effects on individuals and businesses. There was strong justification for these initial actions. However, as the pandemic progressed and it became increasingly likely that the economic threat was abating, more fiscal responsibility by the government would have been justified. The Fed also could have preempted the stimulative effects of excessive policy easing that were clearly driving prices higher across major sectors of the economy, including the stock market, housing market, commodities markets, labor market, and cryptocurrency markets.

The economy is now experiencing the inflationary effects of too much money stimulating prices combined with another consequence of the COVID-19 pandemic, a severe labor shortage that has caused wages to increase at rates not experienced in decades. This will require the Fed to raise interest rates until labor demand decreases to a point in which wage gains are at a level compatible with the Fed’s 2% inflation target.

The negative impact of the Fed’s belated response to inflation has been felt across financial markets in 2022. Two years of stock market appreciation have been erased, and bond values have experienced some of the most significant declines in our lifetime. What lies ahead? For some time now, CNR has maintained above-consensus views on recession probability, the upward path of interest rates, and geopolitical risks. It is now clear that central banks around the world will raise interest rates even further than our above-consensus forecasts had implied, making the current tightening cycle the most aggressive in three decades. Given this, we now see the global economy entering a recession next year and the probability of a recession in the United States rising to 60%.

The prospect for continued tight monetary policy leads us to be more concerned than consensus views regarding economic and corporate profit growth. Until consensus expectations better align with potential risks, we believe further declines in the financial markets are possible. Over the last two quarters, CNR has taken proactive actions across our investment strategies to attempt to mitigate our concerns. Such actions include reducing exposure to economically sensitive U.S. equities, eliminating exposure to European and Asian equities, and increasing allocations to investment grade and high yield municipal bonds. In the near term, we expect markets to remain volatile as investors gain greater clarity on the path of interest rate hikes and inflation, and weigh the implications for the economy and corporate profits. Nonetheless, our focus on holding high quality U.S. stocks and bonds through this period continues to give us confidence over the long term.

With that said, markets have rebounded strongly to start the fourth quarter but remain volatile as investors continue to grapple with a host of uncertainties, including midterm elections results, declining earnings expectations, signs of slowing inflation, and signals that the Fed will keep interest rates higher for longer. It is important to remember that rallies and swings in sentiment are a common feature of bear markets. Although October’s better-than-expected Consumer Price Index report is encouraging, a pattern of lower inflation readings likely still needs to be established for equities to mount a sustainable rebound.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

As always, we thank you for your trust and confidence in our abilities to continue to serve you well through your investment in the City National Rochdale Funds.

Sincerely,

Garrett R. D’Alessandro, CFA, CPWA®, CAIA, AIF®

President and Chief Executive Officer
City National Rochdale Funds

Past performance is no guarantee of future results. Certain shareholders may be subject to the Alternative Minimum Tax (AMT). Federal income tax rules apply to any capital gain distributions.

This information must be preceded or accompanied by a current prospectus. Please read the prospectus carefully before investing.

City National Rochdale Funds do not generally accept investments by non-U.S. persons and may not be available in all states.

Bloomberg U.S. 1-5 Year Government Bond Index is an index of all investment grade bonds with maturities of more than one year and less than five years. The index is a market value weighted performance benchmark.

Bloomberg 1-5 Year U.S. Corporate A3 or Higher, 2% Issuer Constrained Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between one and five years.

S&P Municipal Yield Index is an unmanaged index which measures the performance of high-yield and investment-grade municipal bonds with weights determined by credit rating.

The S&P 500 Index is a market capitalization value weighted composite index of 500 large capitalization U.S. companies and reflects the reinvestment of dividends.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

Bloomberg Intermediate U.S. Government/Credit Index consists of publicly issued, U.S. dollar-denominated U.S. Government, agency, or investment grade corporate fixed income securities with maturities from one to ten years. The comparative market index is not directly investable and is not adjusted to reflect expenses that the Commission requires to be reflected in the fund’s performance.

Bloomberg Intermediate-Short California Municipal Bond Index measures the performance of California municipal bonds.

Intercontinental Exchange Bank of America Merrill Lynch 0-1 Year Emerging Markets Corporate Plus Index tracks the performance of emerging markets non-sovereign debt publicly issued.

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging market issuers.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

investment adviser’s report (Unaudited)
September 30, 2022

Fixed Income Funds

Government Bond Fund – CNBIX

The Servicing Class shares of the Fund, for the fiscal year ended September 30, 2022, underperformed the Bloomberg U.S. 1-5 Year Government Bond Index (-7.23% for the Fund versus -7.03% for the benchmark). Calendar year to date, as of September 30, 2022, the Fund returned -6.44% versus the benchmark return of -6.33%. The Fund posted a return of -2.36% in Q3 2022, which underperformed the benchmarks -2.24% return. As of September 30, 2022, the Fund’s duration positioning was slightly short versus the benchmark. Government agency positions continue to augment portfolio yield. Additionally, tactical positioning along steeper positions in the yield curve may meaningfully contribute to total return through the end of the year.

CORPORATE BOND FUND – CNCIX

The Servicing Class shares of the Fund, for the fiscal year ended September 30, 2022, underperformed the Bloomberg 1-5 Year U.S. Corporate A3 or Higher, 2% Issuer Constrained Index (-7.90% for the Fund versus -7.71% for the benchmark). Calendar year to date, as of September 30, 2022, the Fund returned -7.21% versus the benchmark return of -7.09%. The Fund posted a return of -2.00% in Q3 2022, which outperformed the benchmark’s -2.13% return. Attributing to the Fund’s performance, as of September 30, 2022, the portfolio’s credit quality was stable with corporate allocations outperforming benchmark allocations via strong security selection. The portfolio was positioned slightly short to neutral to the benchmark duration. Looking forward, management will look to tactically adjust duration around U.S. Treasury rate and credit spread volatility.

CALIFORNIA TAX EXEMPT BOND FUND – CNTIX

The Servicing Class shares of the Fund, for the fiscal year ended September 30, 2022, underperformed the Bloomberg Intermediate-Short California Municipal Bond Index (-7.71% for the Fund versus -6.96% for the benchmark). Calendar year to date, as of September 30, 2022, the Fund returned -7.81% versus the benchmark return of -7.10%. The Fund posted a return of -1.92% in Q3 2022, which outperformed the benchmark’s -2.18% return. Attributing to the Fund’s performance, as of September 30, 2022, the Fund has been decreasing duration and adding floating rate exposure, which benefitted the portfolio as short-term rates continue to adjust higher. Looking forward, credit quality remains strong and the Fund is looking for opportunities to enhance yield while remaining slightly short duration versus the benchmark.

MUNICIPAL HIGH INCOME BOND FUND – CNRMX

The Servicing Class shares of the Fund posted a return of -4.79% for Q3 2022, which underperformed the S&P Municipal Yield Index’s return of -4.61%. Calendar year to date, as of September 30, 2022, the Fund returned -17.09% versus the benchmark return of -16.17%. For the fiscal year ended September 30, 2022, the Fund returned -16.24%, which underperformed its benchmark return of -15.11%. The Fund’s performance reflected a duration slightly longer than its benchmark, and a relative overweight to the benchmark in tobacco MSA-backed bonds. The Fund will maintain a duration at or near the benchmark’s duration. The Fund will continue to take advantage of higher absolute interest rates to boost tax-exempt interest income. Although default rates have risen in certain sectors, such as senior living, municipal credit remains attractive overall. Security and sector selection remain a key focus in order to reduce credit risk in the portfolio. The Fund continues to look for securities and sectors that have become good values due to the selling pressure caused by retail investor redemptions in the tax-exempt municipal asset class.

INTERMEDIATE FIXED INCOME FUND – RIMCX

The Institutional Class shares of the Fund posted a return of -3.21% for Q3 2022, which underperformed the Bloomberg Intermediate U.S. Government Credit Index return of -3.06%. Calendar year to date, as of September 30, 2022, the Fund returned -10.25% versus the benchmark return of -9.62%. For the fiscal year ended September 30, 2022, the Fund returned -10.45%, which underperformed the benchmark’s return of -10.14%. The Fund has transitioned from being materially overweight corporate credit and underweight U.S. Treasury securities, with a barbell duration posture, to one that is neutral to the benchmark across most factors. Looking ahead, the Fund will continue to maintain a neutral

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

corporate credit and government securities positioning relative to the benchmark, and will look to tactically trade around interest rate and/or credit spread volatility.

FIXED INCOME OPPORTUNITIES FUND – RIMOX

The Fund posted a return of -1.48% for Q3 2022, which outperformed the Bloomberg Global Credit Corporate Total Return Index return of -3.78%. Calendar year to date, as of September 30, 2022, the Fund returned -14.35% versus the Bloomberg Barclays Global Credit Corporate Total Return Index return of -16.42%. For the fiscal year ended September 30, 2022, the Fund returned -15.23%, which outperformed the Bloomberg Barclays Global Credit Corporate Total Return Index return of -16.39%. Nearly all segments of fixed income have been challenged this year, with the Bloomberg U.S. High Yield Index returning -14.74% and the Bloomberg U.S. Aggregate Bond Index returning -14.61% year to date through Q3 2022. In terms of portfolio contribution in Q3, the Fund’s collateralized loan obligation (“CLO”) debt sleeve was the largest underperformer and now has a -12.6% return for the year. This was due to a bounce back from negative returns and widening credit spreads, with some market participants looking for greater than expected liquidity. Fears of increased defaults have also contributed to some of the Fund’s negative returns. Despite this, we feel confident in CLO debt and see this as a mark-to-market situation. Emerging market high yield debt continues to be the biggest challenge for the Fund on an absolute return level, with strategy returns ranging from -15% (with the T. Rowe Price sleeve) to -27% (with the Ashmore sleeve) year to date. Both European and U.S. bank loans have been the best absolute performers for the Fund, and our portfolio managers have been on the right side of the benchmark in terms of performance. Our U.S. high yield debt exposure has performed in line with the market. In terms of outlook, continued uncertainty in the emerging markets and less liquid securities space could lead to outsized returns over the long-term.

This material represents the investment adviser’s assessment of the portfolios and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Performance data quoted represents past performance and does not guarantee similar future results. The investment performance and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-888-889-0799.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index.

Mutual fund investing involves risk, including loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments.

The California Tax Exempt Bond Fund invests primarily in California securities and may be more volatile and susceptible to a single adverse economic or regulatory occurrence affecting those obligations than a fund investing in obligations of a number of states.

The credit quality breakdown depicts the credit quality ratings of the Fund’s portfolio securities that are rated by one or both of two major nationally recognized statistical rating organizations (“NRSROs”). The two NRSROs currently utilized for this purpose are Standard & Poor’s (S&P) and Moody’s. When a bond is rated by S&P that rating is utilized. If it is not rated by S&P, the Moody’s rating is utilized. When a security is rated by neither, it is classified as “Not Rated.” For bonds, these credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “AA-” or “AA+” have been included in the “AA” rated category. Long term ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).

Duration is a measure of a bond’s sensitivity to interest rate changes. The higher the bond’s duration, the greater its sensitivity to the change.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

fund overview (Unaudited)
September 30, 2022
City National Rochdale Government Bond Fund

The Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing primarily in U.S. Government securities.

Comparison of Change in the Value of a $10,000 Investment in the City National Rochdale Government Bond Fund, Servicing Class Shares, versus the Bloomberg U.S. 1-5 Year Government Bond Index(1)

(1)

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.
The Fund’s comparative benchmark does not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
Shares	Ticker Symbol	1-year Return	3-Year Return	5-year Return	10-year Return
Servicing Class*^	CNBIX	-7.23%	-1.47%	-0.25%	-0.03%
Class N*	CGBAX	-7.45%	-1.72%	-0.47%	-0.28%
Bloomberg U.S. 1-5 Year Government Bond Index	n/a	-7.03%	-1.04%	0.36%	0.59%

*	The graph is based on only Servicing Class Shares; performance for Class N Shares would be different due to differences in fee structures.
^	The Fund’s Servicing Class Shares are available only to fiduciary, advisory, agency, custodial and other similar accounts maintained at City National Bank and certain retirement plan platforms.

TOP TEN HOLDINGS*
% OF PORTFOLIO
U.S. Treasury Notes, 1.875%, 8/31/2024	12.4%
U.S. Treasury Notes, 2.625%, 5/31/2027	7.6%
FNMA, 2.500%, 2/5/2024	6.5%
FNMA, 2.625%, 9/6/2024	6.3%
FNMA, 1.625%, 1/7/2025	5.6%
FFCB, 0.200%, 10/2/2023	5.6%
U.S. Treasury Notes, 2.750%, 8/31/2023	4.8%
Tennessee Valley Authority, 2.875%, 9/15/2024	4.5%
U.S. Treasury Notes, 2.625%, 12/31/2025	4.4%
U.S. Treasury Notes, 0.625%, 10/15/2024	4.3%

*	Excludes Cash Equivalents

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

fund overview (Unaudited)
September 30, 2022
City National Rochdale Corporate Bond Fund

The Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing in a diversified portfolio of fixed income securities.

Comparison of Change in the Value of a $10,000 Investment in the City National Rochdale Corporate Bond Fund, Servicing Class Shares, versus the Bloomberg 1-5 Year U.S. Corporate A3 or Higher, 2% Issuer Constrained Index(1)

(1)

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.
The Fund’s comparative benchmark does not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
Shares	Ticker Symbol	1-year Return	3-Year Return	5-year Return	10-year Return
Servicing Class*^	CNCIX	-7.90%	-1.17%	0.35%	0.83%
Class N*	CCBAX	-8.21%	-1.42%	0.08%	0.57%
Bloomberg 1-5 Year U.S. Corporate A3 or Higher, 2% Issuer Constrained Index	n/a	-7.71%	-0.69%	0.82%	1.31%

*	The graph is based on only Servicing Class Shares; performance for Class N Shares would be different due to differences in fee structures.
^	The Fund’s Servicing Class Shares are available only to fiduciary, advisory, agency, custodial and other similar accounts maintained at City National Bank and certain retirement plan platforms.

TOP TEN HOLDINGS*
% OF PORTFOLIO
Apple, 3.450%, 5/6/2024	3.2%
Toyota Motor Credit, 2.250%, 10/18/2023	2.8%
City National Rochdale Fixed Income Opportunities Fund	2.8%
U.S. Treasury Bill, 3.860%, 9/7/2023	2.7%
UnitedHealth Group, 3.850%, 6/15/2028	2.7%
JPMorgan Chase, 3.300%, 4/1/2026	2.7%
Morgan Stanley, 3.130%, 7/27/2026	2.6%
Citigroup, 1.460%, 6/9/2027	2.4%
Applied Materials, 3.900%, 10/1/2025	2.4%
General Motors Financial, 5.250%, 3/1/2026	2.4%

*	Excludes Cash Equivalents

Bond Credit Quality
CREDIT RATINGS(1)	% OF NET ASSETS
U.S. Government Obligations	6.7%
AA	7.6%
A	32.7%
BBB	48.7%
Registered Investment Company	2.8%
Short-Term Investments and
Other Net Assets	0.7%

(1)

Credit quality is based on ratings from Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). Where S&P ratings are not available, credit quality is based on ratings from Moody’s Investor Services, Inc. (“Moody’s”). S&P and Moody’s ratings have been selected for several reasons, including the access to information and materials provided by S&P and Moody’s, as well as the Fund’s consideration of industry practice. The Not Rated category, if applicable, consists of securities that have not been rated by S&P or Moody’s.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

fund overview (Unaudited)
September 30, 2022
City National Rochdale California Tax Exempt Bond Fund

The Fund seeks to provide current income exempt from federal and California state income tax (as the primary component of a total return strategy) by investing primarily in California municipal bonds.

Comparison of Change in the Value of a $10,000 Investment in the City National Rochdale California Tax Exempt Bond Fund, Servicing Class Shares, versus the Bloomberg California Intermediate-Short Municipal Bond Index(1)

(1)

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.
The Fund’s comparative benchmark does not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
Shares	Ticker Symbol	1-year Return	3-Year Return	5-year Return	10-year Return
Servicing Class*^	CNTIX	-7.71%	-1.79%	-0.18%	0.67%
Class N*	CCTEX	-8.00%	-2.03%	-0.43%	0.42%
Bloomberg California Intermediate- Short Municipal Index	n/a	-6.96%	-0.91%	0.48%	1.24%

*	The graph is based on only Servicing Class Shares; performance for Class N Shares would be different due to differences in fee structures.
^	The Fund’s Servicing Class Shares are available only to fiduciary, advisory, agency, custodial and other similar accounts maintained at City National Bank and certain retirement plan platforms.

TOP TEN HOLDINGS*
% OF PORTFOLIO
Barclays, 2.950%, 10/3/2022	6.3%
California State, Public Works Board, 5.000%, 9/1/2025	3.3%
California State, Infrastructure & Economic Development Bank, 5.000%, 7/1/2023	2.4%
Santa Clara County, Financing Authority, 5.000%, 5/1/2029	2.4%
California State, 5.000%, 10/1/2030	2.4%
Westlands, Water District, 5.000%, 9/1/2027	2.3%
San Francisco City & County, Public Utilities Commission, Water Revenue, 5.000%, 10/1/2027	2.3%
San Mateo County, Joint Powers Financing Authority, 5.000%, 6/15/2026	2.3%
Long Beach, Unified School District, 5.000%, 8/1/2026	2.2%
California State, 5.000%, 8/1/2026	2.2%

*	Excludes Cash Equivalents

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

fund overview (Unaudited)
September 30, 2022
City National Rochdale Municipal High Income Fund

The Fund seeks to provide a high level of current income that is not subject to federal income tax.

Comparison of Change in the Value of a $10,000 Investment in the City National Rochdale Municipal High Income Fund, Servicing Class Shares, versus the Bloomberg 60%LB Tax-Exempt HY/40%LB Municipal IG TR Unhedged USD Index(1) and the S&P Municipal Yield Index(1)

(1)

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. Effective January 31, 2016, the Adviser discontinued the voluntary fee waivers for the Fund.

Past performance is no indication of future performance.
The Fund’s comparative benchmark does not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
Shares	Ticker Symbol	1-Year Return	3-Year Return	5-Year Return	Inception to Date
Servicing Class(1)^	CNRMX	-16.24%	-3.19%	-0.08%	2.56%
Class N(1)*	CNRNX	-16.47%	-3.47%	-0.33%	2.30%
Bloomberg 60%LB Tax-Exempt HY/40%LB Municipal IG TR Unhedged USD Index	n/a	-13.64%	-1.56%	1.64%	3.48%
S&P Municipal Yield Index	n/a	-15.11%	-1.60%	1.97%	4.10%

*	The graph is based on only Servicing Class Shares; performance for Class N Shares would be different due to differences in fee structures.
(1)	Commenced operations on December 30, 2013.
^	The Fund’s Servicing Class Shares are available only to fiduciary, advisory, agency, custodial and other similar accounts maintained at City National Bank and certain retirement plan platforms.

TOP TEN HOLDINGS*
% OF PORTFOLIO
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, 4.784%, 7/1/2058	1.3%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, 4.500%, 7/1/2034	1.3%
Buckeye Tobacco Settlement, Financing Authority, 5.000%, 6/1/2055	1.2%
California State, Community Choice Financing Authority, 4.000%, 2/1/2052	0.8%
Puerto Rico, Electric Power Authority, 5.250%, 7/1/2040	0.8%
Ohio State, Air Quality Development Authority, 5.000%, 7/1/2049	0.7%
Barclays, 2.950%, 10/3/2022	0.7%
Jefferson County, Sewer Revenue, 6.000%, 10/1/2042	0.7%
Chicago, 6.000%, 1/1/2038	0.7%
Metropolitan Washington, Transportation Authority, 4.750%, 11/15/2045	0.6%

*	Excludes Cash Equivalents

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

fund overview (Unaudited)
September 30, 2022
City National Rochdale Intermediate Fixed Income Fund

The Fund seeks current income and, to the extent consistent with this goal, capital appreciation.

Comparison of Change in the Value of a $10,000 Investment in the City National Rochdale Intermediate Fixed Income Fund, Class N Shares, versus the Bloomberg Intermediate U.S. Government/Credit Index(1)

(1)

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. Effective January 31, 2016, the Adviser discontinued the voluntary fee waivers for the Fund.

Past performance is no indication of future performance.
The Fund’s comparative benchmark does not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
Shares	Ticker Symbol	1-Year Return	3-Year Return	5-Year Return	10-Year Return
Institutional Class(2)^	RIMCX	-10.45%	-1.50%	0.43%	1.31%
Class N*(1)	CNRIX	-10.88%	-1.98%	-0.06%	0.87%
Bloomberg Intermediate U.S. Government/Credit Index	n/a	-10.14%	-1.64%	0.38%	1.00%

*	The graph is based on only Servicing Class Shares; performance for Class N Shares would be different due to differences in fee structures.
(1)

The predecessor to the City National Rochdale Intermediate Fixed Income Fund (the “Predecessor Fund”) commenced operations on December 31, 1999. On March 29, 2013, the Predecessor Fund was reorganized into the Fund. The performance results for the Class N Shares of the Fund for the period October 1, 2011, to March 29, 2013, reflect the performance of the Predecessor Fund’s Shares.

(2)

Commenced operations on December 20, 2013. The performance results for Institutional Class Shares of the Fund for the period of October 1, 2012, to March 29, 2013, reflect the performance of the Predecessor Fund’s shares. The performance results for the Institutional Class Shares of the Fund for the period March 29, 2013, to December 19, 2013, reflect the performance of the Class N Shares.

^

The Fund’s Institutional Class shares are available only to fiduciary, advisory, agency, custodial and other similar accounts maintained at City National Bank which meet the minimum initial investment requirement of $1,000,000 and certain tax deferred retirement plans (including 401(k) plans, employer sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts.

TOP TEN HOLDINGS*
% OF PORTFOLIO
U.S. Treasury Notes, 0.125%, 12/15/2023	8.4%
U.S. Treasury Notes, 2.625%, 1/31/2026	7.8%
U.S. Treasury Notes, 0.125%, 1/15/2024	7.2%
U.S. Treasury Notes, 1.875%, 7/31/2026	6.3%
U.S. Treasury Notes, 1.625%, 8/15/2029	5.0%
U.S. Treasury Notes, 0.875%, 11/15/2030	4.8%
City National Rochdale Fixed Income Opportunities Fund	3.6%
General Motors Financial, 4.350%, 1/17/2027	3.5%
Credit Suisse Group Funding Guernsey, 4.550%, 46129	3.5%
John Deere Capital, 2.800%, 9/8/2027	3.5%

*	Excludes Cash Equivalents

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

fund overview (Unaudited)
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund

The Fund seeks a high level of current income.

Comparison of Change in the Value of a $10,000 Investment in the City National Rochdale Fixed Income Opportunities Fund, Class N Shares, versus the the Bloomberg U.S. Aggregate Bond Index and the Bloomberg Global Credit Corporate Total Return Index(1)

(1)

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.
The Fund’s comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
Shares	Ticker Symbol	1-Year Return	3-Year Return	5-Year Return	10-Year Return
Class N(1)	RIMOX	-15.23%	-2.57%	-0.59%	2.34%
Bloomberg U.S. Aggregate Bond Index	n/a	-14.60%	-3.26%	-0.27%	0.89%
Bloomberg Global Credit Corporate Total Return Index	n/a	-16.39%	-3.00%	0.35%	2.37%
40/35/25 hybrid of the following three indices:	n/a	-13.23%	-2.28%	0.04%	2.20%
Bloomberg Multiverse Total Return Index Value Hedged USD	n/a	-12.21%	-3.01%	0.34%	1.79%
S&P Global Leveraged Loan Index	n/a	-2.62%	2.12%	3.00%	3.70%
Bloomberg Emerging Markets High Yield Index	n/a	-22.72%	-6.10%	-3.13%	1.64%

(1)

The predecessor to the City National Rochdale Fixed Income Opportunities Fund (the “Predecessor Fund”) commenced operations on July 1, 2009. On March 29, 2013, the Predecessor Fund was reorganized into the Fund. The performance results for the Class N Shares of the Fund for the period October 1, 2012, to March 29, 2013, reflect the performance of the Predecessor Fund’s Shares.

TOP TEN HOLDINGS*
% OF PORTFOLIO
Golub Capital BDC 3	2.2%
ShaMaran Petroleum, 12.000%, 7/30/2025	0.6%
Teva Pharmaceutical Finance Netherlands III BV, 6.750%, 3/1/2028	0.6%
Latina Offshore, 8.875%, 10/15/2022	0.5%
Cartesian LP	0.4%
Primary Wave Music IP Fund LP	0.4%
Golub Capital BDC 4	0.4%
SCC Power, 8.000%, 12/31/2028	0.4%
Andrade Gutierrez International, 9.500%, 12/30/2024	0.4%
YPF, 9.000%, 2/12/2026	0.4%

*	Excludes Cash Equivalents

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

investment adviser’s report (Unaudited)
September 30, 2022
Equity Funds

EQUITY INCOME FUND – RIMHX

The Fund (N-share class) posted a return of -7.96% in Q3 2022, which underperformed the Dow Jones U.S. Select Dividend Index’s return of -7.70%. Year to date, the Fund’s return is -12.26% versus -10.07% for its benchmark. For the fiscal year ended September 30, 2022, the Fund returned -4.41%, which underperformed its benchmark return of -3.10%. The Fund’s 2023 outlook has grown more cautious amidst “higher for longer” inflation and correspondingly higher near-term interest rate hikes by the Fed, raising the risk that the expected economic slowdown turns into a recession. Q3 saw interest rates break out to higher levels, not seen in recent years which created near-term challenges for dividend stocks. Given the market volatility and higher odds of a recession, we have further dialed down risk in the Fund’s portfolio. We decreased the Fund’s exposure to REITs and the consumer discretionary sector during the quarter, and added exposure to the utilities sector. We maintain a bias for dividend growth over yield. The Fund was ranked in the first quintile of its Lipper category for the year to date and trailing one-year periods. Over time, we expect improvement in the Fund’s longer-term performance periods.

U.S. CORE EQUITY FUND – CNRVX

The Servicing Class shares of the Fund posted a return of -4.94% for Q3 2022, which underperformed the S&P 500 Index return of -4.88%. Calendar year to date, as of September 30, 2022, the Fund returned -26.72%, which underperformed its benchmark return of -23.87%. For the fiscal year ended September 30, 2022, the Fund returned -18.42%, which underperformed its benchmark return of -15.47%. Our thesis remains “Risks Are Rising.” We have decreased our economic forecast for S&P EPS in 2023 due to rising inflation, higher interest rates, wage pressures, a decline in consumer confidence, and persistent supply chain bottlenecks. While global activity is slowing with increased recession risk, the United States is best positioned. The Fund received a 5 rating overall from Lipper for tax efficiency, a 4 rating for capital preservation, and a 2 rating for total return and expenses.

This material represents the investment adviser’s assessment of the portfolios and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Performance data quoted represents past performance and does not guarantee similar future results. The investment performance and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-888-889-0799.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index.

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

fund overview (Unaudited)
September 30, 2022
City National Rochdale Equity Income Fund

The Fund seeks to provide significant income and long-term capital appreciation.

Comparison of Change in the Value of a $10,000 Investment in the City National Rochdale Equity Income Fund, Class N Shares, versus the S&P 500 Index and the 60/25/15 Hybrid of the following 3 Indexes: Dow Jones U.S. Select Dividend Index, BofA ML Core Fixed Rate Preferred Securities Index and MSCI U.S. REIT Index(1)

(1)

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. Effective January 31, 2016, the Adviser discontinued the voluntary fee waivers for the Fund.

Past performance is no indication of future performance.
The Fund’s comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
Shares	Ticker Symbol	1-year Return	3-Year Return	5-year Return	10-year Return
Class N(1)	RIMHX	-4.41%	0.45%	3.05%	6.31%
S&P 500 Index	n/a	-15.47%	8.16%	9.24%	11.70%
60/25/15 Hybrid of the following 3 Indexes:	n/a	-8.35%	2.78%	4.95%	8.27%
Dow Jones U.S. Select Dividend Index	n/a	-3.10%	5.88%	6.89%	10.53%
BofA ML Core Fixed Rate Preferred Securities Index	n/a	-16.41%	-2.90%	0.41%	3.36%
MSCI U.S. REIT Index	n/a	-16.56%	-2.00%	2.93%	6.20%

(1)

The predecessor to the City National Rochdale Equity Income Fund (the “Predecessor Fund”) commenced operations on June 1, 1999. On March 29, 2013, the Predecessor Fund was reorganized into the Fund. The performance results for the Class N Shares of the Fund for the period October 1, 2010, to March 29, 2013, reflect the performance of the Predecessor Fund’s Shares.

TOP TEN HOLDINGS*
% OF PORTFOLIO
First Horizon	3.8%
Marathon Petroleum	3.7%
Chevron	3.2%
Duke Energy	3.1%
American Electric Power	3.0%
Dominion Energy	2.9%
MetLife	2.9%
Williams	2.8%
Entergy	2.6%
Merck	2.6%

*	Excludes Cash Equivalents

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

fund overview (Unaudited)
September 30, 2022
City National Rochdale U.S. Core Equity Fund

The Fund seeks to provide long-term capital appreciation.

Comparison of Change in the Value of a $10,000 Investment in the City National Rochdale U.S. Core Equity Fund, Servicing Class Shares, versus the S&P 500 Index(1)

(1)

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. Effective January 31, 2016, the Adviser discontinued the voluntary fee waivers for the Fund.

Past performance is no indication of future performance.
The Fund’s comparative benchmark does not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
Shares	Ticker Symbol	1-year Return	3-Year Return	5-year Return	Inception to Date
Servicing Class*(1)^	CNRVX	-18.42%	5.09%	8.77%	11.46%
Institutional Class*(1)^^	CNRUX	-18.18%	5.18%	8.94%	11.77%
Class N*(1)	CNRWX	-18.61%	4.83%	8.51%	11.18%
S&P 500 Index	n/a	-15.47%	8.16%	9.24%	12.12%

*	The graph is based on only Servicing Class Shares; performance for Institutional Class and Class N Shares would be different due to differences in fee structures.
(1)	Commenced operations on December 3, 2012.
^	The Fund’s Servicing Class shares are available only to fiduciary, advisory, agency, custodial and other similar accounts maintained at City National Bank and certain retirement plan platforms.
^^

The Fund’s Institutional Class shares are available only to fiduciary, advisory, agency, custodial and other similar accounts maintained at City National Bank which meet the minimum initial investment requirements, and certain tax-deferred retirement plans (including 401(k) plans, employer-sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts.

TOP TEN HOLDINGS*
% OF PORTFOLIO
Apple	6.2%
Microsoft	6.2%
Consumer Discretionary Select Sector SPDR Fund	5.5%
UnitedHealth Group	4.6%
Visa	3.4%
Home Depot	3.4%
Cintas	3.2%
Costco Wholesale	3.0%
Mastercard	2.9%
Thermo Fisher Scientific	2.6%

*	Excludes Cash Equivalents

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

schedule of investments
September 30, 2022
City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [58.5%]
FFCB
3.110%, US Federal Funds Effective Rate + 0.030%, 03/09/23(A)	$50,000	$50,000
3.080%, U.S. SOFR + 0.040%, 08/17/23(A)	50,000	50,000
3.140%, U.S. SOFR + 0.100%, 08/08/24(A)	25,000	25,000
3.130%, U.S. SOFR + 0.090%, 08/26/24(A)	120,000	120,000
FHLB
3.100%, U.S. SOFR + 0.060%, 12/15/22(A)	50,000	50,000
FHLB DN
2.460%, 10/05/10(B)(C)	175,000	174,952
2.655%, 10/12/10(B)(C)	300,000	299,757
2.525%, 10/07/22(B)(C)	400,000	399,888
2.650%, 10/14/22(B)(C)	150,000	149,857
2.702%, 10/19/22(B)(C)	500,000	499,327
2.646%, 10/21/22(B)(C)	75,000	74,890
2.858%, 10/26/22(B)(C)	300,000	299,406
2.777%, 11/02/22(B)(C)	75,000	74,816
2.782%, 11/04/22(B)(C)	250,000	249,346
3.165%, 11/14/22(B)(C)	50,000	49,807
3.216%, 11/23/22(B)(C)	100,000	99,529

Total U.S. Government Agency Obligations
(Cost $2,666,575)		2,666,575

U.S. Treasury Obligations [27.4%]
U.S. Treasury Bills
2.444%, 10/04/22(B)(C)	300,000	299,939
2.377%, 10/11/22(B)(C)	500,000	499,671
2.722%, 11/01/22(B)(C)	100,000	99,766
2.693%, 11/08/22(B)(C)	150,000	149,576
U.S. Treasury Notes
3.417%, US Treasury 3 Month Bill Money Market Yield + 0.049%, 01/31/23(A)	150,000	150,012
3.402%, US Treasury 3 Month Bill Money Market Yield + 0.034%, 04/30/23(A)	$50,000	$50,001

Total U.S. Treasury Obligations
(Cost $1,248,965)		1,248,965

Short-Term Investment [4.2%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.750%**	190,289,845	190,290

Total Short-Term Investment
(Cost $190,290)		190,290

Repurchase Agreements [10.1%]
Barclays MBS (D)
2.950%, dated 09/30/22, repurchased on 10/03/22, repurchase price $12,002,968 (collateralized by a U.S. Treasury Note, par value $14,325,500, 1.250%, 09/30/2028; with a total market value of $12,240,051)	12,000	12,000
Barclays (D)
3.050%, dated 09/30/22, repurchased on 10/03/22, repurchase price $100,025,570 (collateralized by various U.S. Treasury obligations, par values ranging from $3,000-$52,988,317, 0.000%-2.500%, 07/15/2023-09/20/2051; with a total market value of $102,000,000)	100,000	100,000
Daiwa MBS (D)
3.020%, dated 09/30/22, repurchased on 10/03/22, repurchase price $200,051,046 (collateralized by various U.S. Treasury obligations, par values ranging from $400-$61,431,249, 0.125%-6.000%, 11/30/2022-08/01/2052; with a total market value of $205,650,139)	200,000	200,000

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

schedule of investments
September 30, 2022
City National Rochdale Government Money Market Fund (concluded)

Description	Face Amount (000)	Value (000)
Goldman Sachs (D)
2.960%, dated 09/30/22, repurchased on 10/03/22, repurchase price $150,037,223 (collateralized by various U.S. Treasury obligations, par values ranging from $17,680,400-$100,000,000, 0.000%-2.875%, 05/31/2025-11/15/2048; with a total market value of $153,000,000)	$150,000	$150,000

Total Repurchase Agreements
(Cost $462,000)		462,000

Total Investments [100.2%]
(Cost $4,567,830)		$4,567,830

Percentages are based on net assets of $4,560,203 (000).

**	The rate reported is the 7-day effective yield as of September 30, 2022.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.

(C)	Interest rate represents the security’s effective yield at the time of purchase.

(D)	Tri-party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs used as of September 30, 2022, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$2,666,575	$—	$2,666,575
U.S. Treasury Obligations	—	1,248,965	—	1,248,965
Short-Term Investment	190,290	—	—	190,290
Repurchase Agreements	—	462,000	—	462,000
Total Investments in Securities	$190,290	$4,377,540	$—	$4,567,830

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

schedule of investments
September 30, 2022
City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [53.3%]
U.S. Treasury Notes
3.125%, 08/15/25	$500	$485
2.875%, 09/30/23	350	345
2.750%, 08/31/23	1,055	1,041
2.750%, 08/31/25	600	575
2.625%, 12/31/25	1,000	952
2.625%, 05/31/27	1,750	1,644
2.375%, 04/30/26	330	310
1.875%, 08/31/24	2,805	2,683
1.750%, 07/31/24	800	765
1.125%, 10/31/26	1,000	887
0.625%, 10/15/24	1,000	930
0.625%, 07/31/26	1,000	875

Total U.S. Treasury Obligations
(Cost $12,249)		11,492

U.S. Government Agency Obligations [32.6%]
FFCB
0.200%, 10/02/23	1,250	1,201
FNMA
2.625%, 09/06/24	1,400	1,360
2.500%, 02/05/24	1,445	1,410
2.125%, 04/24/26	955	889
1.625%, 01/07/25	1,280	1,208
Tennessee Valley Authority
2.875%, 09/15/24	1,000	972

Total U.S. Government Agency Obligations
(Cost $7,442)		7,040

U.S. Government Mortgage-Backed Obligations [6.5%]
FHLMC, Ser 2016-4635, Cl EG, Pool FHR 4635 EG
2.500%, 12/15/46	909	848
FNMA, Pool AS4877
3.000%, 04/01/30	511	484
FNMA ARM, Pool 766620
2.547%, ICE LIBOR USD 12 Month + 1.677%, 03/01/34(A)	26	26
GNMA, Pool 497411
6.000%, 01/15/29	$2	$2
GNMA ARM, Pool G2 81318
2.875%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 04/20/35(A)	36	36
GNMA ARM, Pool G2 81447
1.625%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 08/20/35(A)	10	9

Total U.S. Government Mortgage-Backed Obligations
(Cost $1,511)		1,405

Municipal Bonds [5.4%]
Florida [3.4%]
Florida State, Board of Administration Finance, Ser A, RB
1.258%, 07/01/25	810	733

Texas [2.0%]
Harris County, Port Authority of Houston, Ser B, GO
2.250%, 10/01/26	475	436

Total Municipal Bonds
(Cost $1,313)		1,169

Short-Term Investment [2.0%]
SEI Daily Income Trust Government Fund, Cl F, 2.569%**	429,887	430

Total Short-Term Investment
(Cost $430)		430

Total Investments [99.8%]
(Cost $22,945)		$21,536

Percentages are based on net assets of $21,584 (000).

**	The rate reported is the 7-day effective yield as of September 30, 2022.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

ARM — Adjustable Rate Mortgage

Cl — Class

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

schedule of investments
September 30, 2022
City National Rochdale Government Bond Fund (concluded)

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

The following is a list of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$11,492	$—	$11,492
U.S. Government Agency Obligations	—	7,040	—	7,040
U.S. Government Mortgage-Backed Obligations	—	1,405	—	1,405
Municipal Bonds	—	1,169	—	1,169
Short-Term Investment	430	—	—	430
Total Investments in Securities	$430	$21,106	$—	$21,536

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes

to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

schedule of investments
September 30, 2022
City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [88.9%]
Automotive [5.2%]
General Motors Financial
5.250%, 03/01/26	$2,600	$2,531
Toyota Motor Credit, MTN
2.250%, 10/18/23	3,000	2,936

Total Automotive		5,467

Banks [7.4%]
BPCE
4.000%, 04/15/24	1,800	1,768
Cooperatieve Rabobank UA
4.375%, 08/04/25	1,500	1,434
Standard Chartered
3.950%, 01/11/23(A)	2,250	2,241
Wells Fargo, MTN
3.300%, 09/09/24	2,500	2,411

Total Banks		7,854

Broadcasting & Cable [2.3%]
Comcast
3.700%, 04/15/24	2,500	2,458

Chemicals [0.1%]
Dow Chemical
4.550%, 11/30/25	$148	$146

Computer System Design & Services [3.2%]
Apple
3.450%, 05/06/24	3,450	3,393

Drugs [2.3%]
AbbVie
2.600%, 11/21/24	2,500	2,380

Electric Utilities [5.0%]
Duke Energy
3.150%, 08/15/27	1,575	1,424
Exelon
2.750%, 03/15/27(A)	2,000	1,798
Georgia Power
3.250%, 04/01/26	2,200	2,063

Total Electric Utilities		5,285

Enterprise Software/Serv [2.0%]
Oracle
2.500%, 04/01/25	2,250	2,097

Financial Services [2.3%]
American Express
4.200%, 11/06/25	2,500	2,440

Food, Beverage & Tobacco [8.9%]
Anheuser-Busch
3.650%, 02/01/26	2,250	2,162
Coca-Cola
1.750%, 09/06/24	2,500	2,382
General Mills
3.200%, 02/10/27	2,500	2,326
PepsiCo
2.250%, 03/19/25	2,600	2,460

Total Food, Beverage & Tobacco		9,330

Industrials [1.4%]
Penske Truck Leasing LP
3.450%, 07/01/24(A)	1,500	1,443

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

schedule of investments
September 30, 2022
City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Investment Bank/Broker-Dealer [1.8%]
Jefferies Group
4.850%, 01/15/27	$2,000	$1,913

Medical Products & Services [4.5%]
Abbott Laboratories
3.875%, 09/15/25	2,355	2,305
Gilead Sciences
3.700%, 04/01/24	2,500	2,461

Total Medical Products & Services		4,766

Medical-HMO [2.7%]
UnitedHealth Group
3.850%, 06/15/28	3,000	2,821

Petroleum & Fuel Products [8.6%]
Energy Transfer
4.050%, 03/15/25	2,000	1,918
EOG Resources
2.625%, 03/15/23	2,520	2,499
Exxon Mobil
2.275%, 08/16/26	2,500	2,278
Shell International Finance BV
2.875%, 05/10/26	2,500	2,330

Total Petroleum & Fuel Products		9,025

Pharmacy Services [1.8%]
CVS Health
2.875%, 06/01/26	2,000	1,852

Real Estate Investment Trusts [2.2%]
Prologis
3.250%, 10/01/26	2,500	2,330

Retail [2.0%]
AutoZone
3.125%, 04/21/26	2,250	2,115

Security Brokers & Dealers [20.6%]
Banco Santander
2.746%, 05/28/25	2,600	2,378
Bank of America, MTN
4.250%, 10/22/26	2,500	2,376
Barclays, MTN
4.338%, ICE LIBOR USD 3 Month + 1.356%, 05/16/24(B)	$2,250	$2,225
Citigroup
1.462%, U.S. SOFR + 0.770%, 06/09/27(B)	3,000	2,555
Goldman Sachs Group, MTN
3.850%, 07/08/24	2,500	2,444
JPMorgan Chase
3.300%, 04/01/26	3,000	2,811
Morgan Stanley, MTN
3.125%, 07/27/26	3,000	2,763
NatWest Group
4.519%, ICE LIBOR USD 3 Month + 1.550%, 06/25/24(B)	2,300	2,273
Sumitomo Mitsui Financial Group
1.402%, 09/17/26	2,250	1,920

Total Security Brokers & Dealers		21,745

Semi-Conductors [2.4%]
Applied Materials
3.900%, 10/01/25	2,600	2,546

Telephones & Telecommunications [2.2%]
Verizon Communications
2.625%, 08/15/26	2,500	2,271

Total Corporate Bonds
(Cost $101,939)		93,677

U.S. Treasury Obligations [6.7%]
U.S. Treasury Bill
3.855%, 09/07/23(C) (D)	3,000	2,892
U.S. Treasury Notes
3.423%, US Treasury 3 Month Bill Money Market Yield + 0.055%, 10/31/22(B)	2,250	2,250
3.000%, 07/31/24	2,000	1,956

Total U.S. Treasury Obligations
(Cost $7,133)		7,098

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

schedule of investments
September 30, 2022
City National Rochdale Corporate Bond Fund (concluded)

Description	Shares	Value (000)
Affiliated Registered Investment Company [2.8%]
City National Rochdale Fixed Income Opportunities Fund, Cl N‡	157,077	$2,922

Total Affiliated Registered Investment Company
(Cost $4,000)		2,922

Closed-End Fund [0.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund*	98	4

Total Closed-End Fund
(Cost $4)		4

Short-Term Investment [0.7%]
SEI Daily Income Trust Government Fund, Cl F, 2.569%**	707,401	707

Total Short-Term Investment
(Cost $707)		707

Total Investments [99.1%]
(Cost $113,783)		$104,408

Percentages are based on net assets of $105,361 (000).

**	The rate reported is the 7-day effective yield as of September 30, 2022.

*	Non-income producing security.

‡	Investment in Affiliate.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2022, the value of these securities amounted to $5,482 (000), representing 5.2% of the net assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.

(D)	Interest rate represents the security’s effective yield at the time of purchase.

Cl — Class

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

The following is a list of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$93,677	$—	$93,677
U.S. Treasury Obligations	—	7,098	—	7,098
Affiliated Registered Investment Company	2,922	—	—	2,922
Closed-End Fund	4	—	—	4
Short-Term Investment	707	—	—	707
Total Investments in Securities	$3,633	$100,775	$—	$104,408

The following is a summary of the transactions with affiliates for the period ended

September 30, 2022 (000):

City National Rochdale Fixed Income Opportunities Fund, Class N
Beginning balance as of 09/30/21	$3,660
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	$(738)
Ending balance as of 9/30/22	$2,922
Dividend Income	209

City National Rochdale Fixed Income Opportunities Fund, Class N (Shares)
Beginning balance as of 09/30/21	157,077
Purchases	—
Sales	—
Ending balance as of 9/30/22	157,077

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 - Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

schedule of investments
September 30, 2022
City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [92.3%]
California [91.5%]
Anaheim Housing & Public Improvements Authority, RB
Callable 10/01/27 @ 100
5.000%, 10/01/29	$245	$265
Bay Area Toll Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 10/01/24(A)	140	145
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	550	558
California County, Tobacco Securitization Agency, RB
5.000%, 06/01/30	300	314
California State University, Ser A, RB
Callable 11/01/25 @ 100
5.000%, 11/01/26	150	158
California State, Community Choice Financing Authority, Ser A-1, RB
Callable 05/01/28 @ 100
4.000%, 05/01/53(B)	500	489
California State, Community Choice Financing Authority, Ser S, RB
Callable 09/01/27 @ 101
4.000%, 10/01/52(B)	500	495
California State, Department of Water Resources, Ser AX, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	510	558
California State, GO
5.000%, 11/01/24	$1,000	$1,038
California State, GO
5.000%, 08/01/26	1,000	1,066
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,021
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	510
California State, GO
5.000%, 10/01/30	1,000	1,119
California State, GO
5.000%, 09/01/31	500	561
California State, GO
Callable 04/01/32 @ 100
5.000%, 04/01/33	500	557
California State, GO
Callable 04/01/31 @ 100
4.000%, 10/01/33	500	508
California State, Health Facilities Financing Authority, RB
5.000%, 11/01/27	220	237
California State, Health Facilities Financing Authority, RB
5.000%, 10/01/39(B)	565	584
California State, Health Facilities Financing Authority, RB
4.000%, 03/01/25	100	101
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/25	665	666
California State, Health Facilities Financing Authority, RB
5.000%, 11/01/27	650	705
California State, Infrastructure & Economic Development Bank, RB
4.000%, 05/01/28	175	179
California State, Infrastructure & Economic Development Bank, Ser B, RB
5.000%, 07/01/23	1,150	1,164
California State, Municipal Finance Authority, RB
5.000%, 06/01/23	200	202

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

schedule of investments
September 30, 2022
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Municipal Finance Authority, RB, BAM
5.000%, 05/15/29	$300	$318
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	484
California State, Public Works Board, RB
5.000%, 09/01/25	1,510	1,586
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	245	258
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	500	534
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	800	856
California State, Statewide Communities Development Authority, Cottage Health System, RB
Pre-Refunded @ 100
5.000%, 11/01/24(A)	350	362
California State, Statewide Communities Development Authority, RB
Callable 02/15/26 @ 100
5.000%, 08/15/30	550	579
California State, University Systemwide Revenue, Ser A, RB
5.000%, 11/01/24	990	1,027
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	350	372
California State, University Systemwide Revenue, Ser B-1, RB
Callable 05/01/26 @ 100
1.600%, 11/01/47(B)	1,000	880
Chino Basin Regional Financing Authority, Sub-Ser, RB
Callable 06/01/30 @ 100
5.000%, 06/01/31	250	279
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	$850	$890
El Dorado Irrigation District, Ser A, RB
Callable 03/01/30 @ 100
5.000%, 03/01/32	235	256
Fremont, Public Financing Authority, RB
5.000%, 10/01/25	1,000	1,052
Golden State Tobacco Securitization, Ser A-1, RB
Pre-Refunded @ 100
5.000%, 06/01/27(A)	500	540
Irvine, Improvement Board, TA, BAM
4.000%, 09/02/31	710	707
Long Beach, Harbor Revenue, Ser A, RB, AMT
5.000%, 05/15/27	500	526
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,068
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/26	250	266
Los Angeles County, Public Works Financing Authority, Ser E-2, RB
4.000%, 12/01/28	500	520
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	660	690
Los Angeles, Department of Airports, Sub-Ser, RB
Callable 05/15/32 @ 100
5.000%, 05/15/33	100	110
Los Angeles, Department of Airports, Sub-Ser, RB, AMT
Callable 05/15/26 @ 100
5.000%, 05/15/29	400	411
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	580	589
Los Angeles, Department of Water & Power, Ser A, RB
5.000%, 07/01/27	510	551

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

schedule of investments
September 30, 2022
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	$525	$554
Los Angeles, Wastewater System Revenue, Sub-Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/30	140	151
Marin Municipal Water District, Sub-Ser, RB
5.000%, 06/15/32	430	481
Metropolitan Water District of Southern California, Ser A, RB
5.000%, 10/01/31	250	284
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	335	340
Redding, Electric System Revenue, RB
5.000%, 06/01/24	655	674
Redding, Electric System Revenue, RB
5.000%, 06/01/25	595	621
Riverside County, Infrastructure Financing Authority, Ser A, RB
Callable 11/01/26 @ 100
4.000%, 11/01/29	520	532
Riverside Redevelopment Agency Successor Agency, Ser A, RB
5.000%, 09/01/27	100	107
San Diego County, Ser A, RB
Callable 10/15/24 @ 100
5.000%, 10/15/28	125	129
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	365	389
San Dieguito Unified High School District, Ser E-2, GO
4.000%, 08/01/30	100	105
San Francisco Bay Area Rapid Transit District, GO
Callable 08/01/29 @ 100
5.000%, 08/01/33	100	110
San Francisco City & County, Airport Comm-San Francisco International Airport, RB
Callable 05/01/26 @ 100
5.000%, 05/01/29	$395	$416
San Francisco City & County, Airport Comm-San Francisco International Airport, RB, AMT
Callable 05/01/23 @ 100
5.250%, 05/01/33	500	504
San Francisco City & County, Earthquake Saftey, GO
Callable 06/15/29 @ 100
4.000%, 06/15/31	100	103
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	1,030	1,086
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	517
San Francisco City & County, Public Utilities Commission, Water Revenue, Sub-Ser, RB
Callable 11/01/26 @ 100
4.000%, 11/01/30	960	987
San Jose, International Airport, Ser A, RB, AMT
5.000%, 03/01/24	510	519
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, RB
5.000%, 08/01/27	125	134
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,045	1,075
Santa Clara County, Financing Authority, Ser A, RB
5.000%, 05/01/29	1,020	1,123
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	200	214
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	214

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

schedule of investments
September 30, 2022
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	$200	$213
Tobacco Securitization Authority of Northern California, RB
5.000%, 06/01/29	500	526
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	525	542
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Pre-Refunded @ 100
5.000%, 05/15/23(A)	605	611
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	110	111
Western Placer Waste Management Authority, RB
5.000%, 06/01/32	100	112
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	1,035	1,100

Total California		43,495

Illinois [0.8%]
Chicago Transit Authority Capital Grant Receipts Revenue, RB
5.000%, 06/01/27	250	264
Chicago Transit Authority Capital Grant Receipts Revenue, RB
5.000%, 06/01/29	100	106

Total Illinois		370

Total Municipal Bonds
(Cost $46,106)		43,865

Short-Term Investment [0.5%]
SEI Daily Income Trust Government Fund, Cl F, 2.569%**	$259,485	$259

Total Short-Term Investment
(Cost $259)		259

Repurchase Agreement [6.3%]
Barclays (C)
2.950%, dated 09/30/22, repurchased on 10/03/22, repurchase price $3,000,000 (collateralized by a U.S. Treasury Note, par value $3,581,400, 1.250%, 09/30/2028; with a total market value of $3,060,034)	3,000	3,000

Total Repurchase Agreement
(Cost $3,000)		$3,000

Total Investments [99.1%]
(Cost $49,365)		$47,124

Percentages are based on net assets of $47,553 (000).

**	The rate reported is the 7-day effective yield as of September 30, 2022.

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Tri-party Repurchase Agreement.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

schedule of investments
September 30, 2022
City National Rochdale California Tax Exempt Bond Fund (concluded)

The following is a list of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$43,865	$—	$43,865
Short-Term Investment	259	—	—	259
Repurchase Agreement	—	3,000	—	3,000
Total Investments in Securities	$259	$46,865	$—	$47,124

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [95.5%]
Alabama [1.4%]
Black Belt Energy Gas District, Ser B-1, RB
Callable 07/01/27 @ 100
4.000%, 04/01/53(A)	$5,000	$4,815
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	9,611
Jefferson County, Sewer Revenue, Sub-Ser, RB
Callable 10/01/23 @ 105
0.000%, 10/01/46(C)	2,500	2,525
Lower Alabama Gas District, Ser A, RB
5.000%, 09/01/34	500	503
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
4.500%, 05/01/32(B)	2,564	2,220

Total Alabama		19,674

Alaska [0.2%]
Northern Tobacco Securitization, Ser A-CLASS, RB
Callable 06/01/31 @ 100
4.000%, 06/01/50	3,500	2,809

Arizona [1.0%]
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	$375	$234
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/51(B)	500	355
Arizona State, Industrial Development Authority, RB
Callable 12/15/29 @ 100
4.000%, 12/15/51(B)	650	475
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/56(B)	225	155
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/30(B)	600	554
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/40(B)	925	748
Arizona State, Industrial Development Authority, Ser A-SOCIAL, RB
Callable 07/01/31 @ 100
4.000%, 07/01/51	500	382
Arizona State, Industrial Development Authority, Ser A-SOCIAL, RB
Callable 07/01/31 @ 100
4.000%, 07/01/61	500	364
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	713
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,850	1,277

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	$600	$459
Phoenix Civic Improvement, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45	250	251
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
5.750%, 07/01/24(B)	590	597
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(B)	3,300	3,023
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,536
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	1,034
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(B)	2,015	1,928

Total Arizona		14,085

Arkansas [0.3%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(B)	4,750	3,842

California [7.4%]
California County Tobacco Securitization Agency, RB
Callable 12/01/30 @ 100
4.000%, 06/01/49	1,000	811
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 10/21/22 @ 22
0.000%, 06/01/46(C)	$10,000	$2,202
California State, Community Choice Financing Authority, RB
Callable 08/01/32 @ 100
3.000%, 02/01/57(B)	12,500	7,490
California State, Community Choice Financing Authority, Ser A-1, RB
Callable 05/01/28 @ 100
4.000%, 05/01/53(A)	3,750	3,665
California State, Community Choice Financing Authority, Ser B-1-GREEN, RB
Callable 05/01/31 @ 101
4.000%, 02/01/52(A)	11,800	11,279
California State, Community Housing Agency, Ser S, RB
Callable 08/01/29 @ 100
5.000%, 08/01/49(B)	4,500	3,861
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,529
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(B)	4,000	4,079
California State, Municipal Finance Authority, RB
Callable 09/01/29 @ 103
5.000%, 09/01/52	875	799
California State, Municipal Finance Authority, RB
Callable 11/01/31 @ 100
4.000%, 11/01/36(B)	2,370	2,073
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.250%, 11/01/36	255	258
California State, Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/46(B)	625	588
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.000%, 11/01/47	1,005	954

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/54(B)	$875	$810
California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(B) (D)	5,000	3,000
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(B) (D)	1,275	867
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,144
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(B)	500	475
California State, School Finance Authority, Ser A, RB
5.000%, 07/01/30(B)	70	72
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,128
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,005
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	578
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.500%, 12/01/58(B)	1,500	1,442
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(B)	$500	$480
California State, Statewide Communities Development Authority, RB
Callable 12/01/24 @ 100
5.250%, 12/01/44	5,380	5,396
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/48(B)	2,000	1,884
Central Basin, Municipal Water District, Ser A, RB
Pre-Refunded @ 100
5.000%, 08/01/28(E)	2,000	2,170
City & County of San Francisco California Community Facilities District No. 2016-1, Ser 2021, SPL Tax
Callable 09/01/27 @ 103
4.000%, 09/01/46	915	742
City & County of San Francisco California Community Facilities District No. 2016-1, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/42(B)	2,250	1,898
City & County of San Francisco California Infrastructure & Revitalization Fing Dist No. 1, SPL Tax
Callable 09/01/32 @ 100
5.000%, 09/01/52(B)	1,320	1,173
City & County of San Francisco California Special Tax District No. 2020-1, Ser B, SPL Tax
Callable 09/01/31 @ 100
5.250%, 09/01/49(B)	5,000	3,663
City & County of San Francisco California Special Tax District No. 2020-1, Ser C, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/51(B)	5,675	4,392
CMFA Special Finance Agency VII, RB
Callable 08/01/31 @ 100
3.000%, 08/01/56(B)	5,795	3,562

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
CSCDA Community Improvement Authority, RB
Callable 07/01/32 @ 100
3.250%, 07/01/56(B)	$500	$302
CSCDA Community Improvement Authority, RB
Callable 06/01/31 @ 100
3.000%, 06/01/47(B)	3,840	2,616
CSCDA Community Improvement Authority, RB
Callable 12/01/31 @ 100
2.650%, 12/01/46(B)	6,980	4,982
CSCDA Community Improvement Authority, Ser A-SENIOR, RB
Callable 09/01/31 @ 100
3.000%, 09/01/56(B)	2,000	1,242
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/37	1,435	1,468
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/47	2,000	2,015
Golden State, Tobacco Securitization, Sub-Ser, RB
Callable 12/01/31 @ 100
3.850%, 06/01/50	4,500	3,903
Inland Empire, Tobacco Securitization Authority, RB
Callable 10/21/22 @ 41
0.000%, 06/01/36(C)	12,500	5,102
Orange County, Community Facilities District, Ser A, SPL Tax
Callable 08/15/29 @ 103
5.000%, 08/15/47	3,300	3,196
Orange County, Community Facilities District, SPL Tax
Callable 08/15/28 @ 100
5.000%, 08/15/47	1,000	1,009

Total California		105,304

Colorado [10.3%]
9th Avenue Metropolitan District No. 2, GO
Callable 12/01/23 @ 103
5.000%, 12/01/48	1,000	853
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.125%, 12/01/47	$1,041	$905
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	744	686
Banning Lewis Ranch Metropolitan District No. 8, GO
Callable 06/01/26 @ 103
4.875%, 12/01/51(B)	3,500	2,627
Base Village Metropolitan District No. 2, Ser A, GO
Callable 11/07/22 @ 103
5.750%, 12/01/46	3,055	2,983
Baseline Metropolitan District No. 1, Ser A, GO
Callable 12/01/24 @ 103
5.000%, 12/01/51	1,000	816
Big Dry Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.750%, 12/01/47	2,910	3,009
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	525	497
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,720	1,543
Brighton Crossing Metropolitan District No. 6, Ser A, GO
Callable 12/01/25 @ 103
5.000%, 12/01/35	525	481
Brighton Crossing Metropolitan District No. 6, Ser A, GO
Callable 12/01/25 @ 103
5.000%, 12/01/50	4,180	3,398
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/40(B)	1,100	1,008
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/49(B)	1,265	1,111

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.125%, 12/01/48	$1,500	$1,319
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/35	730	677
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.375%, 12/01/48	1,775	1,600
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.125%, 12/01/47	1,000	931
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.000%, 12/01/37	2,000	1,888
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/41	515	448
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/51	1,505	1,229
City & County of Denver Colorado, RB, AMT
Callable 10/01/23 @ 100
5.000%, 10/01/32	2,000	1,903
Clear Creek Station, Metropolitan District No. 2, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,000	882
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(B)	1,930	1,789
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(B)	915	874
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.250%, 04/01/25(B) (E)	$2,655	$2,770
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.125%, 04/01/25(B) (E)	1,515	1,576
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 01/01/32 @ 100
4.000%, 01/01/52	1,350	993
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 05/01/28 @ 103
4.000%, 05/01/61	500	349
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 01/01/32 @ 100
4.000%, 01/01/62	1,590	1,110
Colorado State, Health Facilities Authority, RB
Callable 05/15/28 @ 100
5.000%, 11/15/48	2,800	2,861
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/44	1,170	956
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/49	3,735	2,947
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/58	3,395	2,547
Colorado State, Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	4,155	3,447
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,005

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Constitution Heights Metropolitan District, GO
Callable 06/01/25 @ 103
5.000%, 12/01/49	$1,260	$1,097
Cottonwood Highlands Metropolitan District No. 1, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/49	1,400	1,223
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/35(B)	1,835	1,621
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/36(B)	2,305	2,016
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/37	1,000	862
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/24 @ 103
6.000%, 12/01/48	2,290	2,180
Denver, International Business Center, RB
4.000%, 12/01/48	350	288
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
3.000%, 12/01/45	500	378
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	618
Erie Highlands, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.250%, 12/01/48	5,725	5,092
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	595	564
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 08/01/49	1,085	966
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
3.000%, 12/01/29	500	426
Fitzsimons Village Metropolitan District No. 3, Ser A-1, GO
Callable 12/01/26 @ 103
4.250%, 12/01/55	$4,830	$3,329
Four Corners Business Improvement District, GO
Callable 09/01/27 @ 103
6.000%, 12/01/52	1,130	980
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 09/01/25 @ 103
5.875%, 12/01/50	1,195	1,058
Greenways Metropolitan District No. 1, Ser A, GO
Callable 09/01/26 @ 103
4.625%, 12/01/51	3,685	2,716
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.375%, 12/01/47	750	605
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.125%, 12/01/40	575	477
Karl’s Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.625%, 12/01/50(B)	1,900	1,662
Karl’s Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.375%, 12/01/40(B)	645	578
Legato Community Authority, Ser A-1, RB
Callable 06/01/26 @ 103
5.000%, 12/01/51	1,025	809
Legato Community Authority, Ser A-2, RB
Callable 06/01/26 @ 101
0.000%, 12/01/51(C)	7,335	4,390
Meadowlark Metropolitan District, Ser A-SENIOR-LIMITED, GO
Callable 09/01/25 @ 103
5.125%, 12/01/50	750	619
Mirabelle Metropolitan District No. 2, Ser A, GO
Callable 03/01/25 @ 103
5.000%, 12/01/49	1,950	1,657

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
North Holly, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.500%, 12/01/48	$1,755	$1,611
Peak Metropolitan District No. 1, Ser A, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51(B)	1,150	950
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/41	4,000	2,965
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/51	5,250	3,467
Regional Transportation District, RB
4.000%, 07/15/40	500	435
Senac South Metropolitan District No. 1, Ser A, GO
Callable 12/01/26 @ 103
5.250%, 12/01/51	5,000	4,055
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.125%, 12/01/23(E)	550	577
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.125%, 12/01/23(E)	1,000	1,050
Southglenn, Metropolitan District, GO
Callable 11/07/22 @ 103
5.000%, 12/01/46	3,675	3,243
Southglenn, Metropolitan District, GO
Callable 11/07/22 @ 103
3.500%, 12/01/26	1,750	1,607
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/37	500	474
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/47	3,000	2,673
Spring Hill Metropolitan District No. 3, Ser A, GO
Callable 12/01/27 @ 103
6.750%, 12/01/52(B)	5,000	4,923
Stone Creek Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.625%, 12/01/47	$2,000	$1,866
Third Creek Metropolitan District No. 1, Ser A-1, GO
Callable 03/01/27 @ 103
4.750%, 12/01/51	2,275	1,687
Third Creek Metropolitan District No. 1, Ser A-1, GO
Callable 03/01/27 @ 103
4.500%, 12/01/42	1,640	1,266
Trails at Crowfoot Metropolitan District No. 3, Ser ES, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	3,620	3,116
Verve Metropolitan District No. 1, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51	5,000	4,172
Village at Dry Creek Metropolitan District No. 2, GO
Callable 09/01/24 @ 103
4.375%, 12/01/44	1,552	1,268
Villas Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/48	1,250	1,103
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	545	514
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	95
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	329
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	1,045	990
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	220
Waterview II Metropolitan District, Ser A, GO
Callable 03/01/27 @ 103
5.000%, 12/01/41	980	852

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Waterview II Metropolitan District, Ser A, GO
Callable 03/01/27 @ 103
5.000%, 12/01/51	$2,500	$2,040
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.375%, 12/01/48	1,300	1,172
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	1,556	1,458
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	2,500	2,207
Wild Plum Metropolitan District, Ser A, GO
Pre-Refunded @ 100
5.000%, 12/01/24(E)	595	629
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	600	547
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	1,000	863
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	1,500	1,257

Total Colorado		146,910

Connecticut [0.4%]
Connecticut State, Health & Educational Facilities Authority, Ser A, RB
Callable 01/01/26 @ 102
5.000%, 01/01/45(B)	500	464
Connecticut State, Health & Educational Facilities Authority, Ser A, RB
Callable 01/01/26 @ 102
5.000%, 01/01/55(B)	750	671
Connecticut State, Health & Educational Facilities Authority, Ser R, RB
Callable 07/01/27 @ 100
4.000%, 07/01/42	4,000	3,488
Steel Point Infrastructure Improvement District, TA
Callable 04/01/30 @ 100
4.000%, 04/01/51(B)	$1,280	$986

Total Connecticut		5,609

Delaware [0.1%]
Delaware State, Economic Development Authority, Ser V, RB
Callable 10/01/25 @ 100
1.250%, 10/01/45(A)	2,000	1,787

District of Columbia [0.7%]
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/39	730	639
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/49	2,000	1,619
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/49	4,965	4,157
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
5.000%, 10/01/47	1,540	1,530
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44	2,000	2,196

Total District of Columbia		10,141

Florida [6.2%]
Alachua County, Health Facilities Authority, RB
Callable 11/15/24 @ 100
6.375%, 11/15/49	5,190	3,744
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/31	500	497

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/33	$500	$490
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/34	375	365
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(B)	1,500	1,342
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(B)	1,500	1,389
Capital Trust Agency, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(B)	3,610	3,318
Capital Trust Agency, RB
Callable 06/15/26 @ 100
4.000%, 06/15/41(B)	2,250	1,688
Charlotte County, Industrial Development Authority, RB
Callable 10/01/31 @ 100
5.000%, 10/01/36(B)	2,265	1,875
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/41(B)	500	377
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/51(B)	905	618
County of Monroe Florida Airport Revenue, Ser 202, RB, AMT
Callable 10/01/32 @ 100
5.000%, 10/01/52	750	695
County of Osceola Florida Transportation Revenue, Ser A-2, RB
Callable 10/01/29 @ 49
0.000%, 10/01/49(C)	1,325	270
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 03/18/21 @ 103
8.250%, 01/01/44	3,390	68
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 03/18/21 @ 103
8.250%, 01/01/49	$1,000	$20
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(B)	750	668
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35	400	356
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/40(B)	1,045	957
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(B)	1,950	1,694
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/51	1,750	1,392
Florida State, Development Finance, RB
Callable 07/01/32 @ 100
5.000%, 07/01/51	780	706
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/55(B)	2,500	1,665
Florida State, Development Finance, RB, AMT
Callable 01/01/24 @ 107
7.375%, 01/01/49(B)	5,000	4,308
Florida State, Development Finance, RB, AMT
Callable 11/07/22 @ 100
7.250%, 07/01/57(A)(B)	3,000	2,928
Florida State, Development Finance, RB, AMT
Callable 06/01/24 @ 103
3.000%, 06/01/32	7,845	6,084
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(B)	4,930	5,016

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44(B)	$3,000	$3,039
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34(B)	2,110	2,146
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/47	600	584
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/50	1,000	968
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/52	725	699
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/55	1,500	1,423
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,810	1,803
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,550	4,576
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(B)	1,605	1,605
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/29	1,660	1,692
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,045
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Pre-Refunded @ 100
5.375%, 10/01/24(E)	$5,000	$5,213
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/49	1,045	995
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
4.000%, 10/01/54	800	618
Palm Beach County, Health Facilities Authority, RB
Callable 06/01/25 @ 103
5.000%, 06/01/55	2,395	2,131
Palm Beach County, Health Facilities Authority, Ser B, RB
Callable 11/15/27 @ 103
5.000%, 11/15/42	500	502
Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	635	640
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43(B)	2,325	2,161
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.000%, 05/01/33(B)	1,385	1,309
Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	2,805	2,347
Village Community Development District No. 14, SAB
Callable 05/01/30 @ 100
5.375%, 05/01/42	2,540	2,560
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/39	2,225	2,239

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/40	$2,335	$2,343

Total Florida		89,168

Georgia [1.5%]
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,543
Burke County, Development Authority, RB
2.925%, 11/01/53(A)	5,000	4,889
Cobb County Kennestone Hospital Authority, RB
Callable 04/01/32 @ 100
4.000%, 04/01/52	3,365	2,811
Fulton County Residential Care Facilities for the Elderly Authority, Ser A, RB
Callable 04/01/28 @ 103
4.000%, 04/01/56(B)	5,020	3,155
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	4,000	2,689
George L Smith II Congress Center Authority, RB
Callable 01/01/31 @ 100
4.000%, 01/01/54	1,000	762
Main Street Natural Gas, Ser A, RB
Callable 05/15/29 @ 100
5.000%, 05/15/43	600	586
Main Street Natural Gas, Ser C, RB
Callable 05/01/27 @ 101
4.000%, 08/01/52(A)(B)	2,000	1,882
Rockdale County, Development Authority, Pratt Paper Project, RB, AMT
Callable 01/01/28 @ 100
4.000%, 01/01/38(B)	1,000	882
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Pre-Refunded @ 100
7.250%, 01/01/24(E)	$810	$848

Total Georgia		21,047

Illinois [10.4%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	700	672
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	1,957
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,463
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/34	1,000	1,000
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/35	1,250	1,248
Chicago, Board of Education, Ser A, GO
Callable 12/01/30 @ 100
5.000%, 12/01/35	2,300	2,269
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	5,000	5,495
Chicago, Board of Education, Ser B, GO
Callable 12/01/31 @ 100
4.000%, 12/01/40	2,500	2,098
Chicago, Board of Education, Ser D, GO
Callable 12/01/28 @ 100
5.000%, 12/01/46	2,300	2,222
Chicago, Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	2,000	1,991
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,030

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	$2,000	$2,004
Chicago, O’Hare International Airport, RB, AMT
Callable 01/01/32 @ 100
5.000%, 01/01/48	4,750	4,703
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	9,000	9,304
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.500%, 01/01/35	5,000	5,047
Chicago, Ser A, GO
5.000%, 01/01/27	1,750	1,783
Chicago, Ser A, GO
Callable 01/01/24 @ 100
5.000%, 01/01/30	1,000	993
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.000%, 01/01/40	1,500	1,455
Chicago, Ser C, GO
5.000%, 01/01/26	2,000	2,040
County of Cook Illinois, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/31	2,400	2,499
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,483
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	4,535	4,639
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,004
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/38	250	243
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/40	250	240
Illinois State, Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/41	$310	$270
Illinois State, Finance Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	5,595	5,555
Illinois State, Finance Authority, RB
Callable 05/15/26 @ 100
5.000%, 05/15/50(A)	1,200	1,246
Illinois State, Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/51	1,000	819
Illinois State, Finance Authority, RB
Callable 09/01/32 @ 100
5.000%, 03/01/52	830	721
Illinois State, Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/56	515	414
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	400	354
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	306
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/37	350	299
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	188
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/41	500	409
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/50	5,000	3,899
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.125%, 04/01/49(B)	4,995	4,846

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.000%, 04/01/38(B)	$2,195	$2,160
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	1,614
Illinois State, Finance Authority, Ser B-1, RB
Callable 05/15/24 @ 100
5.000%, 05/15/50(A)	1,500	1,527
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	5,596
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	6,500	6,561
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/31	5,000	5,023
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/35	5,000	4,952
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(B)	5,200	3,625
Illinois State, Ser D, GO
3.250%, 11/01/26	8,175	7,800
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	2,000	1,753
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
4.250%, 01/01/29	880	806
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/41	1,250	1,094
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/46	1,500	1,265
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	$2,105	$2,105
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 11/07/22 @ 100
5.350%, 03/01/31	75	43
State of Illinois, GO
Callable 05/01/30 @ 100
5.500%, 05/01/39	1,705	1,736
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	1,500	1,567
Upper Illinois, River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/43	2,000	1,968
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	3,500	3,093
Village of Gilberts, RB
Callable 10/21/22 @ 100
5.000%, 11/15/34	2,669	2,405
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	4,885	4,526
Village of Lincolnwood Il, Ser A, RB
Callable 11/10/26 @ 100
4.820%, 01/01/41(B)	2,415	1,967
Village of Matteson Illinois, GO
Callable 12/01/26 @ 100
6.500%, 12/01/35	975	980
Village of Villa Park Illinois, TA
Callable 12/31/28 @ 100
0.000%, 12/31/38	1,680	1,144

Total Illinois		148,518

Indiana [1.1%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40(B)	2,745	2,201
Anderson Indiana, RB
5.000%, 01/01/25	250	240

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	$1,750	$1,943
Indiana State, Finance Authority, Ser A-, RB
4.250%, 11/01/30	2,500	2,397
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41(B)	5,750	4,453
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	2,830
Terre Haute, Westminster Village Project, RB
Callable 11/07/22 @ 100
6.000%, 08/01/39	2,355	2,245

Total Indiana		16,309

Iowa [1.1%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	1,842
Iowa State, Finance Authority, RB
Callable 12/01/29 @ 103
5.000%, 12/01/50(A)	1,750	1,579
Iowa State, Finance Authority, RB
Callable 12/01/29 @ 103
4.000%, 12/01/50(A)	1,500	1,360
Iowa State, Finance Authority, Ser A, RB
Callable 05/15/27 @ 100
5.000%, 05/15/43	2,000	1,767
Iowa State, Tobacco Settlement Authority, Sub-Ser B, RB
Callable 06/01/31 @ 26
0.000%, 06/01/65(C)	14,000	1,247
PEFA, RB
Callable 06/01/26 @ 101
5.000%, 09/01/49(A)	8,000	8,122

Total Iowa		15,917

Kansas [0.7%]
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.500%, 11/15/38	$500	$410
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.250%, 11/15/53	4,190	2,961
University of Kansas Hospital Authority, RB
Pre-Refunded @ 100
4.000%, 03/01/27(E)	1,330	1,366
University of Kansas Hospital Authority, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	1,170	1,042
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	1,500	705
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	235
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	4,080	3,631

Total Kansas		10,350

Kentucky [1.8%]
County of Trimble Kentucky, RB, AMT
1.300%, 09/01/44(A)	1,000	809
Henderson Kentucky, RB, AMT
Callable 01/01/32 @ 100
4.700%, 01/01/52(B)	500	443
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	3,639
Kentucky State, Economic Development Finance Authority, Republic Services, Inc. Project, Ser 2010A, RB, AMT
2.950%, 04/01/31(A)	2,000	1,999

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Kentucky State, Economic Development Finance Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/44	$1,000	$969
Kentucky State, Public Energy Authority, Ser A, RB
Callable 01/02/24 @ 100
4.000%, 04/01/48(A)	5,000	4,989
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/24 @ 100
4.000%, 01/01/49(A)	2,500	2,491
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, RB
Pre-Refunded @ 100
5.750%, 07/01/23(E)	5,650	5,732
Kentucky State, Public Transportation Infrastructure Authority, Ser C, RB
Callable 11/01/27 @ 100
4.000%, 02/01/50(A)	5,000	4,865

Total Kentucky		25,936

Louisiana [0.8%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(B)	5,450	4,554
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(D)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B) (D)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(D)	3,474	—
Parish of Saint John the Baptist Louisiana, RB
2.100%, 06/01/37(A)	3,770	3,674
Parish of State John the Baptist Louisiana, RB
2.200%, 06/01/37(A)	$4,000	$3,708

Total Louisiana		11,936

Maine [0.1%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A)(B)	1,000	978

Maryland [1.6%]
Baltimore Maryland, Sub-Ser, RB
Callable 06/01/31 @ 100
5.000%, 06/01/51	800	740
Baltimore Maryland, Sub-Ser, RB
Callable 06/01/31 @ 100
4.875%, 06/01/42	740	690
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	985
Baltimore, RB
Callable 06/01/29 @ 100
3.625%, 06/01/46(B)	1,370	1,015
Baltimore, RB
Callable 06/01/29 @ 100
3.500%, 06/01/39(B)	650	504
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.875%, 06/01/46(B)	350	266
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.700%, 06/01/39(B)	200	158
Brunswick, RB
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,538
Brunswick, RB
Callable 01/01/29 @ 100
4.000%, 07/01/29	945	905
Frederick County, RB
Callable 07/01/29 @ 100
3.750%, 07/01/39	1,410	1,129
Frederick County, RB
3.250%, 07/01/29	890	789

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	$1,425	$1,349
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	697
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(B)	1,250	1,067
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(B)	1,000	892
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	735
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	677
Prince George’s County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(B)	2,000	1,875
Prince George’s County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(B)	1,000	951
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	3,828
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	760
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,221

Total Maryland		22,771

Massachusetts [0.9%]
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,307
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
4.000%, 10/01/46	$4,120	$3,291
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/51(B)	2,500	1,958
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(B)	1,910	1,455
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	2,000	1,949
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/29 @ 100
5.000%, 07/01/44	500	473
Massachusetts State, Development Finance Agency, Western New England University, RB
Callable 09/01/28 @ 100
5.000%, 09/01/43	2,000	1,961

Total Massachusetts		13,394

Michigan [1.6%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	615
Detroit Michigan, Ser A, GO
Callable 04/01/31 @ 100
5.000%, 04/01/46	750	706
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(B)	1,505	1,202
Kalamazoo Economic Development, RB
Callable 05/15/27 @ 103
5.000%, 05/15/55	3,750	2,988
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,144

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 11/07/22 @ 100
6.500%, 12/01/40	$3,745	$3,478
Michigan State, Finance Authority, Ser A-2, RB
Callable 12/01/30 @ 100
5.000%, 06/01/40	1,770	1,780
Michigan State, Hospital Finance Authority, Ser Senior CR, RB
Callable 05/15/30 @ 100
5.000%, 11/15/47	4,000	4,026
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 11/07/22 @ 100
5.875%, 12/01/30	2,000	1,885
Michigan State, Strategic Fund, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(B)	1,000	799
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/33 @ 11
0.000%, 06/01/58(C)	68,000	2,812

Total Michigan		22,435

Minnesota [0.8%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	3,000	2,597
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.250%, 06/01/58	2,840	2,333
Bethel, Senior Housing Revenue, RB
Callable 05/01/24 @ 102
4.500%, 05/01/49	1,355	983
Duluth Economic Development Authority, RB
Callable 07/01/26 @ 103
4.000%, 07/01/41	1,860	1,513
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(B)	$500	$449
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(B)	1,600	1,406
West Saint Paul, Walker Westwood Ridge Camp, RB
Callable 11/01/25 @ 100
5.000%, 11/01/49	1,150	962
Woodbury Minnesota, RB
Callable 07/01/28 @ 103
4.000%, 07/01/56	1,150	797

Total Minnesota		11,040

Missouri [2.3%]
Blue Springs, Improvement Adams Farm Project, TA
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	2,867
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 11/07/22 @ 100
4.000%, 03/01/42	1,000	783
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 11/07/22 @ 100
3.625%, 03/01/33	500	420
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 11/07/22 @ 100
3.000%, 03/01/26	395	368
Industrial Development Authority of the State Louis Missouri, RB
Callable 05/15/29 @ 100
5.000%, 05/15/41	3,250	3,095
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(B)	2,000	1,796

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/37	$2,000	$1,777
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	2,000	1,692
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	500	414
Lees Summit, Industrial Development Authority, RB
Callable 08/15/25 @ 103
5.000%, 08/15/42	2,400	2,091
Maryland Heights Missouri, GO
Callable 11/01/29 @ 100
4.125%, 11/01/38	1,950	1,617
Missouri State, Health & Educational Facilities Authority, RB
Callable 08/01/31 @ 100
4.000%, 08/01/36	440	382
Missouri State, Health & Educational Facilities Authority, RB
Callable 08/01/31 @ 100
4.000%, 08/01/41	410	334
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(B)	5,000	4,521
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(B)	3,000	2,585
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	2,000	1,774
St. Louis County, Industrial Development Authority, RB
Callable 09/01/25 @ 103
5.250%, 09/01/53	2,000	1,687
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	$2,250	$1,827
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	1,315	1,142
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,500	2,269

Total Missouri		33,441

Nevada [1.2%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,044
Henderson Local Improvement Districts, SAB
Callable 09/01/31 @ 100
4.000%, 09/01/51	250	187
Henderson Local Improvement Districts, SAB
Callable 09/01/31 @ 100
3.500%, 09/01/45	700	484
Las Vegas, Finance Authority, RB
Callable 10/26/22 @ 100
4.375%, 06/15/35(B)	3,500	3,051
Las Vegas, Special Improvement District No. 611, RB
Callable 06/01/30 @ 100
4.125%, 06/01/50	875	700
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.750%, 06/01/42	750	565
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.500%, 06/01/35	200	159

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	$925	$925
Las Vegas, Special Improvement District No. 814, GO
Callable 06/01/29 @ 100
4.000%, 06/01/44	740	609
Las Vegas, Special Improvement District No. 815, GO
Callable 12/01/30 @ 100
4.750%, 12/01/40	750	698
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/46	990	648
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/51	2,485	1,540
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.000%, 06/01/41	950	665
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(B)	100	88
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(B)	1,595	1,548
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/48(B)	1,000	908
Sparks Nevada, Ser A, RB
2.750%, 06/15/28(B)	1,000	876
Sparks Nevada, Ser A, RB
2.500%, 06/15/24(B)	500	481

Total Nevada		17,176

New Hampshire [0.4%]
New Hampshire, Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/41	1,000	828
New Hampshire, Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/51	$1,000	$767
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(B)	1,250	1,057
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(B)	500	427
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 100
3.625%, 07/01/43(A)(B)	2,000	1,520
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 07/01/25 @ 100
3.750%, 07/01/45(A)(B)	1,270	983

Total New Hampshire		5,582

New Jersey [2.0%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 11/07/22 @ 101
5.250%, 09/15/29	750	742
New Jersey State, Economic Development Authority, Port Newark Container, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/47	2,170	2,095
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	979
New Jersey State, Economic Development Authority, RB, AMT
Callable 03/05/24 @ 101
5.625%, 11/15/30	1,000	998
New Jersey State, Economic Development Authority, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/37	3,830	3,838

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
New Jersey State, Economic Development Authority, Ser A, RB
5.000%, 11/01/27	$780	$810
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,144
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,217
New Jersey State, Economic Development Authority, Ser EEE, RB
Callable 12/15/28 @ 100
5.000%, 06/15/43	1,000	990
New Jersey State, Economic Development Authority, Ser S, RB
Callable 12/15/30 @ 100
4.000%, 06/15/46	500	420
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/25 @ 100
5.250%, 06/15/41	5,245	5,271
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	3,121
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	1,000	990
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	4,015	3,683
Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/28 @ 100
5.000%, 06/01/46	2,500	2,301

Total New Jersey		28,599

New Mexico [0.8%]
Farmington New Mexico, RB
1.150%, 06/01/40(A)	$3,500	$3,326
Farmington New Mexico, RB
1.100%, 06/01/40(A)	3,000	2,940
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	472
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	455
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,524
New Mexico State, Hospital Equipment Loan Council, RB
Callable 10/14/22 @ 100
5.500%, 07/01/42	3,110	3,112

Total New Mexico		11,829

New York [4.8%]
Build NYC Resource, RB
Callable 06/15/31 @ 100
4.000%, 06/15/51	480	355
Build NYC Resource, RB
Callable 06/15/31 @ 100
4.000%, 06/15/56	530	377
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/45(B)	875	793
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/51(B)	875	776
Jefferson County, Civic Facility Development, RB
Callable 11/01/27 @ 100
4.000%, 11/01/42	4,500	3,474
Jefferson County, Civic Facility Development, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	375	278
Metropolitan Transportation Authority, Ser A-1-BID, RB
Callable 05/15/31 @ 100
4.000%, 11/15/47	3,000	2,457

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Metropolitan Transportation Authority, Ser C-1, RB
Callable 11/15/26 @ 100
5.000%, 11/15/56	$3,640	$3,390
Metropolitan Transportation Authority, Ser D1, RB
Callable 11/15/30 @ 100
5.000%, 11/15/44	2,450	2,346
Metropolitan Transportation Authority, Sub-Ser A-SUB, RB
Callable 11/15/28 @ 100
5.000%, 11/15/45	1,690	1,614
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
5.000%, 11/15/50	1,750	1,653
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	9,550	8,988
Monroe County Industrial Development, RB
Callable 06/01/28 @ 100
5.000%, 06/01/50(B)	1,100	1,007
Nassau County, Industrial Development Agency, RB
Callable 10/01/26 @ 107
5.000%, 01/01/58(A)	4,358	2,385
New York State, Environmental Facilities, RB, AMT
Callable 06/02/25 @ 100
2.750%, 09/01/50(A)	750	701
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	821
New York State, Liberty Development, Ser 1WTC, RB
Callable 02/15/30 @ 100
2.750%, 02/15/44	2,000	1,363
New York State, Transportation Development, LaGuardia Airport Terminal B, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	1,500	1,431
New York State, Transportation Development, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	$1,730	$1,727
New York State, Transportation Development, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	4,784
New York State, Transportation Development, RB, AMT
Callable 12/01/32 @ 100
5.000%, 12/01/40	750	721
New York State, Transportation Development, RB, AMT
Callable 10/01/30 @ 100
4.375%, 10/01/45	2,750	2,302
Niagara, Area Development, Ser A, RB, AMT
Callable 07/01/23 @ 100
4.750%, 11/01/42(B)	3,500	3,049
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,004
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	996
Port Authority of New York & New Jersey, Ser 221, RB, AMT
Callable 07/15/30 @ 100
4.000%, 07/15/50	2,000	1,684
TSASC, Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,000	2,013
TSASC, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/48	5,750	4,934
TSASC, Sub-Ser, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	1,250	1,095
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,514
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	6,953

Total New York		67,985

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
North Carolina [0.3%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	$1,405	$1,386
North Carolina State, Medical Care Commission, RB
Callable 09/01/28 @ 103
4.000%, 09/01/46	525	431
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	250	187
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/24	1,000	1,019
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/44	1,500	1,447
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/49	500	476

Total North Carolina		4,946

North Dakota [0.5%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	1,100	942
County of Grand Forks North Dakota, RB, AMT
Callable 06/15/26 @ 103
7.000%, 12/15/43(B)	5,000	2,814
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/48	2,500	2,117
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53	1,500	1,245

Total North Dakota		7,118

Ohio [4.2%]
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
3.000%, 06/01/48	$3,500	$2,341
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	20,545	17,258
Cleveland-Cuyahoga County Port Authority, TA
Callable 12/01/29 @ 100
4.000%, 12/01/55(B)	250	188
Cuyahoga County, RB
Callable 02/15/27 @ 100
5.000%, 02/15/57	5,000	4,678
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,800	3,815
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	954
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	8,250	7,122
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(B)	3,020	2,625
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(B)	1,480	1,342
Ohio State, Air Quality Development Authority, RB, AMT
Callable 07/01/29 @ 100
5.000%, 07/01/49(B)	11,750	10,364

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(B)	$2,500	$1,924
Southern Ohio Port Authority, Ser A, RB, AMT
Callable 12/01/27 @ 103
7.000%, 12/01/42(B)	5,800	4,775
Southern Ohio Port Authority, Ser A, RB, AMT
Callable 12/01/27 @ 103
6.500%, 12/01/30(B)	3,000	2,655

Total Ohio		60,041

Oklahoma [0.5%]
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 11/07/22 @ 100
5.125%, 04/01/42	4,000	2,400
Oklahoma State, Development Finance Authority, RB
Callable 08/01/27 @ 100
5.250%, 08/01/57(D)	1,622	1
Oklahoma State, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.250%, 08/15/48	1,000	829
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(D)	3,843	10
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(D)	1,664	4
Tulsa Airports Improvement Trust, RB, AMT
Callable 06/01/25 @ 100
5.000%, 06/01/35(A)	4,000	4,035

Total Oklahoma		7,279

Oregon [1.5%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	$875	$765
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.250%, 11/15/50	1,000	871
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/41	1,000	812
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	7,220	5,386
Oregon Health & Science University, Ser B-2, RB
Callable 11/01/31 @ 100
5.000%, 07/01/46(A)	6,780	7,173
Port of Portland Oregon Airport Revenue, Ser 28, RB, AMT
5.000%, 07/01/31	5,000	5,256
Yamhill County Hospital Authority, Ser A, RB
Callable 11/15/28 @ 103
5.000%, 11/15/36	1,220	1,077
Yamhill County Hospital Authority, Ser A, RB
Callable 11/15/28 @ 103
5.000%, 11/15/46	500	405

Total Oregon		21,745

Pennsylvania [2.3%]
Allegheny County Airport Authority, Ser A, RB, AMT
Callable 01/01/31 @ 100
5.000%, 01/01/51	500	497
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/27 @ 100
5.000%, 05/01/42(B)	1,750	1,608

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.375%, 05/01/42(B)	$3,000	$2,798
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(B)	1,500	1,430
Chester County, Health and Education Facilities Authority, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	1,150	779
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(B)	800	731
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.000%, 03/01/38(B)	525	497
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(B)	1,135	1,021
Dauphin County, General Authority, RB
Callable 10/15/28 @ 100
6.250%, 10/15/53(B)	750	761
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(B)	8,470	7,931
DuBois, Hospital Authority, RB
Callable 01/15/28 @ 100
4.000%, 07/15/43	2,370	2,036
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	780	618
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/54	1,000	769
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	$2,000	$2,229
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,544
Pennsylvania State, Turnpike Commission, Ser C, RB
Callable 12/01/24 @ 100
5.000%, 12/01/39	2,000	2,045
Philadelphia, Industrial Development Authority, RB
Callable 06/15/28 @ 100
5.000%, 06/15/40(B)	900	824
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(B) (E)	3,000	3,139
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,180

Total Pennsylvania		32,437

Rhode Island [0.3%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	997
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 10/21/22 @ 17
0.000%, 06/01/52(C)	21,270	2,614

Total Rhode Island		3,611

South Carolina [0.8%]
Berkeley County, RB
Callable 11/01/29 @ 100
4.375%, 11/01/49	2,500	2,166
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/47	3,830	3,501

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/52	$5,950	$5,362

Total South Carolina		11,029

Tennessee [0.5%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	978
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 11/01/25 @ 102
4.000%, 11/01/45	5,000	3,954
Nashville, Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(B)	900	898
Nashville, Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(B)	645	640

Total Tennessee		6,470

Texas [6.3%]
Alvin Independent School District, Ser B-REMK, GO
0.450%, 02/15/36(A)	2,000	1,954
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,344
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	409
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(B)	500	476
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(B)	$1,500	$1,442
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	475	485
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 01/01/23(E)	1,000	1,005
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 01/01/23(E)	1,000	1,004
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,312
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/23(E)	2,000	2,035
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	844
Houston, Airport System Revenue, RB, AMT
4.750%, 07/01/24	1,700	1,688
Houston, Airport System Revenue, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/41	2,500	1,958
Houston, Airport System Revenue, RB, AMT
Callable 07/15/29 @ 100
4.000%, 07/15/41	2,180	1,707
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 07/15/25 @ 100
5.000%, 07/15/35	3,000	2,809
Houston, Airport System Revenue, Ser C, RB, AMT
5.000%, 07/15/27	1,000	1,004
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	7,000	6,866

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Lago Vista Texas, RB
Callable 09/01/30 @ 100
4.875%, 09/01/50(B)	$275	$240
Matagorda County Navigation District No. 1, RB, AMT
0.900%, 05/01/30(A)	1,750	1,702
Mission, Economic Development, RB, AMT
Callable 10/26/22 @ 104
4.625%, 10/01/31(B)	3,250	3,200
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	3,410	2,775
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46	1,250	911
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/36	3,385	2,914
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/37	545	448
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/31 @ 100
4.000%, 08/15/46(B)	4,385	3,326
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 105
2.000%, 11/15/61(A)	13,750	6,654
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/25 @ 100
5.000%, 08/15/50(B)	4,750	4,151
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(B)	1,700	1,723
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(B)	900	915
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
0.000%, 09/01/31(E)	$5,000	$5,966
Port Beaumont Navigation District, RB
Callable 11/07/22 @ 103
6.000%, 01/01/25(B)	1,525	1,416
Port Beaumont Navigation District, RB, AMT
Callable 11/07/22 @ 103
3.625%, 01/01/35(B)	1,000	805
Port Beaumont Navigation District, RB, AMT
Callable 07/01/23 @ 103
2.875%, 01/01/41(B)	750	490
Port Beaumont Navigation District, RB, AMT
Callable 07/01/23 @ 103
2.750%, 01/01/36(B)	1,000	712
Port of Beaumont Industrial Development Authority, RB
Callable 07/01/23 @ 102
4.100%, 01/01/28(B)	6,330	4,955
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 11/07/22 @ 100
8.000%, 07/01/38(D)	4,950	1,237
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47(D)	3,720	1,488
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52(D)	9,000	5,850
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38	2,000	2,007
Texas State, Private Activity Bond Surface Transportation, RB, AMT
Callable 06/30/29 @ 100
5.000%, 06/30/58	2,000	1,827

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	$1,635	$1,534
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
0.000%, 08/01/36(C)	1,000	472

Total Texas		90,060

Utah [0.3%]
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
6.000%, 03/01/53(B)	2,000	1,849
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
5.750%, 03/01/42(B)	500	464
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(B)	1,750	1,536

Total Utah		3,849

Vermont [0.1%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A)(B)	1,000	951

Virginia [1.4%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(B)	2,000	1,913
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(B)	1,000	972
Farmville, Industrial Development Authority, RB
Callable 01/01/29 @ 100
5.000%, 01/01/48	2,000	1,804
James City County Economic Development Authority, Ser A, RB
Callable 12/01/27 @ 103
4.000%, 12/01/35	$1,015	$864
James City County Economic Development Authority, Ser A, RB
Callable 12/01/27 @ 103
4.000%, 12/01/40	1,155	918
James City County Economic Development Authority, Ser A, RB
Callable 12/01/27 @ 103
4.000%, 12/01/50	815	584
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(B)	4,005	3,620
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/37(B)	2,750	2,507
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/45(B)	3,700	3,243
West Falls Community Development Authority, Ser A, RB
Callable 09/01/32 @ 100
5.375%, 09/01/52(B)	2,125	2,029
Wise County, Industrial Development Authority, Ser A-RE, RB
0.750%, 10/01/40(A)	1,500	1,371

Total Virginia		19,825

Washington [0.9%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(B)	400	418
Washington State, Health Care Facilities Authority, RB
Callable 01/01/28 @ 100
4.000%, 07/01/42	3,500	3,076

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Washington State, Health Care Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	$2,715	$2,252
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(B)	325	288
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(B)	2,400	1,984
Washington State, Housing Finance Commission, RB
Callable 01/01/25 @ 102
5.000%, 01/01/51(B)	4,330	3,434
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(B)	2,000	2,010

Total Washington		13,462

West Virginia [1.2%]
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.500%, 06/01/50(B)	3,240	2,380
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
5.000%, 07/01/45(A)	1,190	1,180
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
4.125%, 07/01/45(A)	3,025	2,929
West Virginia, Economic Development Authority, Ser S, RB
0.625%, 12/01/38(A)	2,500	2,180
West Virginia, Tobacco Settlement Finance Authority, RB
Callable 12/01/30 @ 100
4.875%, 06/01/49	$10,070	$8,530

Total West Virginia		17,199

Wisconsin [5.6%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	1,580	1,407
Piedmont, Public Finance Authority, RB
Callable 06/15/29 @ 100
5.000%, 06/15/49	500	463
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(B)	3,460	3,394
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(B)	1,250	1,240
Public Finance Authority, RB
Callable 02/01/32 @ 100
5.000%, 02/01/52	2,500	2,206
Public Finance Authority, RB
Callable 07/01/30 @ 100
5.000%, 01/01/55(B)	3,000	2,529
Public Finance Authority, RB
Callable 04/01/32 @ 100
4.000%, 04/01/42(B)	850	655
Public Finance Authority, RB
Callable 06/01/27 @ 100
4.000%, 06/01/51(B)	715	483
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/51	2,750	1,996
Public Finance Authority, RB
Callable 04/01/32 @ 100
4.000%, 04/01/52(B)	1,250	882
Public Finance Authority, RB
Callable 06/01/27 @ 103
4.000%, 06/01/56(B)	4,750	2,944
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 09/30/51	3,500	2,584

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
University of Wisconsin Hospitals & Clinics, RB
Callable 10/01/31 @ 100
4.000%, 04/01/51	$4,995	$4,269
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 11/07/22 @ 102
5.500%, 10/01/49	2,500	2,224
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/26 @ 100
5.000%, 02/15/51(A)	1,000	1,039
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/24 @ 100
5.000%, 02/15/52(A)	1,500	1,538
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	2,500	2,267
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/57	3,600	2,542
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/31 @ 100
3.000%, 08/15/51	1,610	1,034
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	5,000	4,158
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	6,125	5,828
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	3,300	3,007
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	$3,500	$3,515
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,011
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(B)	3,000	2,787
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	2,473
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(B)	1,500	1,332
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(B)	2,500	2,145
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(B)	1,175	1,079
Wisconsin State, Public Finance Authority, RB
Callable 11/15/27 @ 103
5.000%, 11/15/41	1,000	1,005
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(B)	1,675	1,459
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	5,000	5,013
Wisconsin State, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 11/07/22 @ 100
5.000%, 07/01/42	1,000	989

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(B)	$3,000	$3,041
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(B)	4,280	4,304
Wisconsin State, Public Finance Authority, Ser E, RB, AMT
Callable 11/07/22 @ 100
5.000%, 07/01/23	820	820

Total Wisconsin		80,662

American Samoa [0.3%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,161
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/31 @ 100
5.000%, 09/01/38(B)	1,500	1,513

Total American Samoa		4,674

Puerto Rico [6.6%]
Commonwealth of Puerto Rico, Ser A, GO
0.000%, 07/01/24(C)	414	381
Commonwealth of Puerto Rico, Ser A1, GO
5.750%, 07/01/31	3,245	3,308
Commonwealth of Puerto Rico, Ser A1, GO
5.625%, 07/01/27	1,368	1,397
Commonwealth of Puerto Rico, Ser A1, GO
5.625%, 07/01/29	7,917	8,098
Commonwealth of Puerto Rico, Ser A1, GO
5.375%, 07/01/25	1,381	1,394
Commonwealth of Puerto Rico, Ser A1, GO
5.250%, 07/01/23	689	692
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/33	1,639	1,441
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/35	$4,865	$4,159
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/37	2,957	2,426
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/41	1,301	1,015
Commonwealth of Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/43(A)	6,809	3,404
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/23 @ 100
6.750%, 07/01/36(D)	2,605	1,993
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 11/07/22 @ 100
5.000%, 07/01/42(D)	2,000	1,485
Puerto Rico, Electric Power Authority, Ser AAA, RB
Callable 11/07/22 @ 100
5.250%, 07/01/30(D)	1,625	1,206
Puerto Rico, Electric Power Authority, Ser CCC, RB
Callable 11/07/22 @ 100
5.250%, 07/01/28(D)	2,145	1,593
Puerto Rico, Electric Power Authority, Ser E-1, RB
10.000%, 01/01/21(D)	3,957	3,126
Puerto Rico, Electric Power Authority, Ser E-2, RB
10.000%, 07/01/21(D)	1,500	1,185
Puerto Rico, Electric Power Authority, Ser E-3, RB
10.000%, 01/01/22(D)	500	395
Puerto Rico, Electric Power Authority, Ser XX, RB
Callable 11/07/22 @ 100
5.250%, 07/01/40(D)	15,000	11,137
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	5,167	4,561

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	$3,276	$2,798
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	19,005	17,766
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
0.000%, 07/01/24(C)	1,383	1,278
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	21,358	17,964
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	26

Total Puerto Rico		94,228

Total Municipal Bonds
(Cost $1,534,914)		1,364,158

Corporate Bonds [0.5%]
Medical Products & Services [0.4%]
Tower Health
4.451%, 02/01/50	9,000	5,157

Waste Disposal [0.1%]
Waste Pro USA
5.500%, 02/15/26(B)	2,000	1,763

Total Corporate Bonds
(Cost $9,227)		6,920

Short-Term Investment [2.7%]
SEI Daily Income Trust Government Fund, Cl F, 2.569%**	38,619,618	38,620

Total Short-Term Investment
(Cost $38,620)		38,620

Repurchase Agreement [0.7%]
Barclays(F)
2.950%, dated 09/30/22, repurchased on 10/03/22, repurchase price $10,002,473 (collateralized by a U.S. Treasury Note, par value $11,937,900, 1.250%, 09/30/2028; with a total market value of $10,200,028)	$10,000	$10,000

Total Repurchase Agreement
(Cost $10,000)		10,000

Total Investments [99.4%]
(Cost $1,592,761)		$1,419,698

Percentages are based on net assets of $1,428,357 (000).

**	The rate reported is the 7-day effective yield as of September 30, 2022.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2022, the value of these securities amounted to $351,695 (000), representing 24.6% of the net assets of the Fund.

(C)	Zero coupon security.

(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(E)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(F)	Tri-party Repurchase Agreement.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPA — Special Assessment

SPL Tax — Special Tax

TA — Tax Allocation

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

schedule of investments
September 30, 2022
City National Rochdale Municipal High Income Fund (concluded)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,364,158	$—	$1,364,158
Corporate Bonds	—	6,920	—	6,920
Short-Term Investment	38,620	—	—	38,620
Repurchase Agreement	—	10,000	—	10,000
Total Investments in Securities	$38,620	$1,381,078	$—	$1,419,698

For the year ended September 30, 2022, transfers in or out of Level 3 were due to the availability or lack of availability of observable inputs to determine fair value.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting
Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

schedule of investments
September 30, 2022
City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [47.7%]
U.S. Treasury Notes
2.625%, 01/31/26	$5,350	$5,086
2.500%, 04/30/24	500	486
2.375%, 03/31/29	2,000	1,812
1.875%, 07/31/26	4,500	4,138
1.750%, 03/15/25	1,500	1,413
1.625%, 08/15/29	3,800	3,278
1.000%, 07/31/28	2,150	1,812
0.875%, 11/15/30	3,950	3,146
0.125%, 12/15/23	5,760	5,482
0.125%, 01/15/24	5,000	4,740

Total U.S. Treasury Obligations
(Cost $34,900)		31,393

Corporate Bonds [45.8%]
Communication Services [5.7%]
America Movil
3.625%, 04/22/29	2,000	1,797
Verizon Communications
2.355%, 03/15/32	2,536	1,944

Total Communication Services		3,741

Consumer Discretionary [3.5%]
General Motors Financial
4.350%, 01/17/27	2,500	2,319

Consumer Staples [2.3%]
Coca-Cola
1.375%, 03/15/31	$2,000	$1,524

Energy [2.7%]
Energy Transfer
5.950%, 12/01/25	1,800	1,803

Financials [17.0%]
Banco Santander
2.746%, 05/28/25	2,000	1,829
Barclays
4.375%, 01/12/26	2,000	1,886
Capital One Financial
4.200%, 10/29/25	1,800	1,731
Citigroup
3.500%, 05/15/23	1,400	1,390
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,297
Jefferies Group
4.850%, 01/15/27	2,210	2,113
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(A)	400	2

Total Financials		11,248

Health Care [1.2%]
CVS Health
4.300%, 03/25/28	854	807

Industrials [6.2%]
John Deere Capital, MTN
2.800%, 09/08/27	2,500	2,277
Penske Truck Leasing LP
4.250%, 01/17/23(B)	300	300
3.450%, 07/01/24(B)	1,500	1,443

Total Industrials		4,020

Information Technology [1.1%]
KLA-Tencor
4.650%, 11/01/24	725	723

Real Estate [3.3%]
Prologis
2.125%, 04/15/27	2,425	2,153

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

schedule of investments
September 30, 2022
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)/Shares	Value (000)
Utilities [2.8%]
Duke Energy
3.400%, 06/15/29	$2,020	$1,770
Korea Electric Power
6.750%, 08/01/27	75	80

Total Utilities		1,850

Total Corporate Bonds
(Cost $34,529)		30,188

Affiliated Registered Investment Company [3.6%]
City National Rochdale Fixed Income Opportunities Fund, Cl N‡	127,551	2,372

Total Affiliated Registered Investment Company
(Cost $2,500)		2,372

U.S. Government Mortgage-Backed Obligations [1.0%]
FHLMC, Pool 1B2677
2.150%, ICE LIBOR USD 12 Month + 1.900%, 01/01/35(C)	1	1
FHLMC, Pool 1B2683
2.150%, ICE LIBOR USD 12 Month + 1.900%, 01/01/35(C)	1	1
FHLMC, Pool 1B2692
2.026%, ICE LIBOR USD 12 Month + 1.777%, 12/01/34(C)	3	2
FHLMC, Pool A93505
4.500%, 08/01/40	6	6
FHLMC, Pool A93996
4.500%, 09/01/40	9	9
FHLMC, Pool C03490
4.500%, 08/01/40	43	42
FHLMC, Pool C09015
3.000%, 10/01/42	53	48
FHLMC, Pool G02940
5.500%, 05/01/37	2	2
FHLMC, Pool G04222
5.500%, 04/01/38	3	3
FHLMC, Pool G04913
5.000%, 03/01/38	12	12
FHLMC, Pool G08003
6.000%, 07/01/34	4	4
FHLMC, Pool J19197
3.000%, 05/01/27	20	19
FHLMC, Pool Q08998
3.500%, 06/01/42	33	30

Description	Face Amount (000)	Value (000)
FHLMC, Pool Q10378
3.000%, 08/01/42	$46	$42
FNMA, Pool 252570
6.500%, 07/01/29	1	1
FNMA, Pool 253183
7.500%, 04/01/30	—	—
FNMA, Pool 253398
8.000%, 08/01/30	—	1
FNMA, Pool 254949
5.000%, 11/01/33	3	3
FNMA, Pool 255814
5.500%, 08/01/35	4	4
FNMA, Pool 303168
9.500%, 02/01/25	—	—
FNMA, Pool 725424
5.500%, 04/01/34	4	4
FNMA, Pool 735060
6.000%, 11/01/34	3	3
FNMA, Pool 735228
5.500%, 02/01/35	2	2
FNMA, Pool 735230
5.500%, 02/01/35	6	6
FNMA, Pool 745275
5.000%, 02/01/36	19	19
FNMA, Pool 745418
5.500%, 04/01/36	22	23
FNMA, Pool 827223
2.840%, ICE LIBOR USD 12 Month + 1.465%, 04/01/35(C)	6	6
FNMA, Pool 844809
5.000%, 11/01/35	8	8
FNMA, Pool AD8522
4.000%, 08/01/40	7	6
FNMA, Pool AE0828
3.500%, 02/01/41	63	58
FNMA, Pool AH0621
3.500%, 01/01/41	16	15
FNMA, Pool AJ1407
4.000%, 09/01/41	10	9
FNMA, Pool AJ7689
4.000%, 12/01/41	36	35
FNMA, Pool AK0971
3.000%, 02/01/27	18	17
FNMA, Pool AO2970
3.000%, 05/01/42	44	39
FNMA, Pool AO4137
3.500%, 06/01/42	36	33
FNMA, Pool MA1277
2.500%, 12/01/27	20	19

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

schedule of investments
September 30, 2022
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)/Shares	Value (000)
GNMA, Pool G2 4696
4.500%, 05/20/40	$20	$20
GNMA, Pool G2 4747
5.000%, 07/20/40	8	8
GNMA, Pool G2 4923
4.500%, 01/20/41	14	14
GNMA, Pool G2 MA0155
4.000%, 06/20/42	33	31
GNMA, Pool G2 MA0392
3.500%, 09/20/42	41	39

Total U.S. Government Mortgage-Backed Obligations
(Cost $680)		644

Mortgage-Backed Obligations [0.2%]
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4(A)
7.500%, 07/25/28	5	2
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/45	2	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	148
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	—	1

Total Mortgage-Backed Obligations
(Cost $160)		153

Closed-End Fund [0.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund*	220	8

Total Closed-End Fund
(Cost $9)		8

Short-Term Investment [1.0%]
SEI Daily Income Trust Government Fund, Cl F, 2.569%**	640,507	641

Total Short-Term Investment
(Cost $641)		641

Total Investments [99.3%]
(Cost $73,419)		$65,399

Percentages are based on net assets of $65,852 (000).

*	Non-income producing security

**	The rate reported is the 7-day effective yield as of September 30, 2022.

‡	Investment in Affiliate.

(A)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2022, the value of these securities amounted to $1,743 (000), representing 2.6% of the net assets of the Fund.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$31,393	$—	$31,393
Corporate Bonds	—	30,188	—	30,188
Affiliated Registered Investment Company	2,372	—	—	2,372
U.S. Government Mortgage-Backed Obligations	—	644	—	644
Mortgage-Backed Obligations	—	153	—	153
Closed-End Fund	8	—	—	8
Short-Term Investment	641	—	—	641
Total Investments in Securities	$3,021	$62,378	$—	$65,399

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

schedule of investments
September 30, 2022
City National Rochdale Intermediate Fixed Income Fund (concluded)

The following is a summary of the transactions with the affiliates for the year ended September 30, 2022.

City National Rochdale Fixed Income Opportunities Fund, Class N (000)
Beginning balance as of October 1, 2021	$2,972
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	(600)
Ending balance as of September 30, 2022	$2,372
Dividend Income	$170

City National Rochdale Fixed Income Opportunities Fund, Class N (Shares)
Beginning balance as of October 1, 2021	127,551
Purchases	—
Sales	—
Ending balance as of September 30, 2022	127,551

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Corporate Bonds [52.0%]
Aerospace / Defense [0.5%]
Boeing
5.805%, 05/01/50	$335	$292
Embraer Netherlands Finance BV
6.950%, 01/17/28	6,550	6,204
TransDigm
6.250%, 03/15/26(A)	2,425	2,352
TransDigm
6.375%, 06/15/26	800	756
TransDigm
5.500%, 11/15/27	1,825	1,587
TransDigm
4.875%, 05/01/29	2,725	2,203
TransDigm UK Holdings
6.875%, 05/15/26	2,450	2,323

Total Aerospace / Defense		15,717

Air Transportation [0.0%]
Simpar Europe
5.200%, 01/26/31	920	650

Airlines [0.3%]
American Airlines
11.750%, 07/15/25(A)	1,245	1,301
American Airlines
5.500%, 04/20/26(A)	3,975	3,733
American Airlines
5.750%, 04/20/29(A)	979	854
Avianca Holdings
8.375%, 07/10/20(B)	39	1
EA Partners I
6.875%, 09/28/20(B)	$5,617	$28
EA Partners II
6.750%, 06/01/21(B)	4,960	50
Gol Finance
7.000%, 01/31/25	1,210	570
Gol Finance, MTN
8.000%, 06/30/26	2,725	1,673
Mileage Plus Holdings
6.500%, 06/20/27(A)	2,095	2,043

Total Airlines		10,253

Airport Develop/Maint [0.5%]
GMR Hyderabad International Airport
4.750%, 02/02/26	3,800	3,403
International Airport Finance
12.000%, 03/15/33	7,824	7,240
Mexico City Airport Trust
5.500%, 07/31/47	5,100	3,186

Total Airport Develop/Maint		13,829

Auto Rent & Lease [0.1%]
Hertz
4.625%, 12/01/26(A)	1,660	1,348
Movida Europe
5.250%, 02/08/31	930	661
Rent-A-Center
6.375%, 02/15/29(A)	1,865	1,454

Total Auto Rent & Lease		3,463

Auto-Med and Heavy Duty Trks [0.0%]
Allison Transmission
5.875%, 06/01/29(A)	405	367

Automotive [1.0%]
Adient Global Holdings
4.875%, 08/15/26(A)	2,950	2,585
Clarios Global
6.750%, 05/15/25(A)	159	156
Dana
5.375%, 11/15/27	175	149
Dana
5.625%, 06/15/28	475	391
Dana
4.250%, 09/01/30	250	183

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)		$450	$428
Dornoch Debt Merger Sub
6.625%, 10/15/29(A)		3,300	2,380
Ford Motor Credit
4.063%, 11/01/24		2,200	2,065
Ford Motor Credit
5.125%, 06/16/25		1,850	1,746
Ford Motor Credit
3.375%, 11/13/25		2,400	2,121
Ford Motor Credit
4.125%, 08/17/27		1,700	1,465
Ford Motor Credit
5.113%, 05/03/29		1,500	1,301
Ford Motor Credit
4.000%, 11/13/30		1,975	1,540
Ford Motor Credit, MTN
4.389%, 01/08/26		2,100	1,902
IHO Verwaltungs GmbH
4.750%cash/5.500% PIK, 09/15/26(A)		1,325	1,125
IHO Verwaltungs GmbH
6.000%cash/6.750% PIK, 05/15/27(A)		1,350	1,147
IHO Verwaltungs GmbH
6.375%cash/7.125% PIK, 05/15/29(A)		775	667
KAR Auction Services
5.125%, 06/01/25(A)		473	457
Panther BF Aggregator 2
6.250%, 05/15/26(A)		404	386
Panther BF Aggregator 2
8.500%, 05/15/27(A)		6,300	5,979
Real Hero Merger Sub 2
6.250%, 02/01/29(A)		4,325	3,119
Standard Profil Automotive GmbH
6.250%, 04/30/26	EUR	968	574

Total Automotive			31,866

Autoparts [0.2%]
Metalsa S A P I De Cv
3.750%, 05/04/31		1,845	1,235
3.750%, 05/04/31(A)		7,800	5,204
Nemak
3.625%, 06/28/31		1,385	933

Total Autoparts			7,372

Banks [2.1%]
Absa Group
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.411%, 11/27/70		$2,075	$1,781
Akbank
6.800%, 02/06/26		6,600	5,870
Akbank T.A.S.
6.797%, USD Swap Semi 30/360 5 Yr Curr + 4.029%, 04/27/28		1,547	1,361
Banco Davivienda
6.650%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.097%, 10/22/70(A)		6,000	4,387
Banco de Bogota
6.250%, 05/12/26		2,350	2,197
Banco do Brasil
6.250%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.398%, 10/15/70		3,215	2,773
Banco General
5.250%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 3.665%, 11/07/70		5,300	4,527
Banco Internacional del Peru SAA Interbank
6.625%, ICE LIBOR USD 3 Month + 5.760%, 03/19/29		775	755
Banco Mercantil del Norte
7.625%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.353%, 10/06/67		6,935	6,155
Banco Mercantil del Norte
8.375%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 7.760%, 10/14/70		1,670	1,532
Banco Mercantil del Norte
6.625%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.034%, 01/24/71		2,085	1,675
Bancolombia
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.944%, 12/18/29		6,575	5,523

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Bank Nadra Via NDR Finance
8.250%, 06/22/17(B)		$631	$3
Bank Negara Indonesia Persero
4.300%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.466%, 03/24/71		5,200	4,161
BBVA Bancomer
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.650%, 01/18/33		10,655	8,818
Freedom Mortgage
7.625%, 05/01/26(A)		1,775	1,326
Grupo Aval
4.375%, 02/04/30		1,800	1,307
ING Bank, MTN
2.571%, 01/01/28	JPY	331,365	1,820
Ipoteka-Bank ATIB
5.500%, 11/19/25		4,100	3,486
Sovcombank Via SovCom Capital DAC
7.600%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.362%, 02/17/71		3,615	—
Turkiye Garanti Bankasi
7.177%, USD ICE Swap 11:00 NY 5 Yr + 4.220%, 05/24/27		2,635	2,219
Turkiye Is Bankasi
7.000%, USD Swap Semi 30/360 5 Yr Curr + 5.117%, 06/29/28		1,022	920
Yapi ve Kredi Bankasi
7.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.415%, 01/22/31		830	730

Total Banks			63,326

Broadcasting & Cable [0.6%]
Altice Financing
5.000%, 01/15/28(A)		3,470	2,673
Altice Financing
5.750%, 08/15/29		1,760	1,351
Cable One
4.000%, 11/15/30(A)		2,510	1,945
Charter Communications Operating
6.484%, 10/23/45		1,310	1,151
CSC Holdings
6.500%, 02/01/29(A)		$2,220	$1,968
LCPR Senior Secured Financing DAC
6.750%, 10/15/27		6,250	5,187
LCPR Senior Secured Financing DAC
5.125%, 07/15/29(A)		1,005	757
Liberty Interactive
8.500%, 07/15/29		1,000	655
Liberty Interactive
8.250%, 02/01/30		2,030	1,279
VTR Finance
6.375%, 07/15/28		3,600	2,025

Total Broadcasting & Cable			18,991

Building & Construction [1.4%]
Allegheny Ludlum
6.950%, 12/15/25		570	559
APi Group DE
4.125%, 07/15/29(A)		1,098	870
Ashton Woods USA
4.625%, 04/01/30(A)		985	705
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(A)		1,320	1,191
Builders FirstSource
4.250%, 02/01/32(A)		2,342	1,797
Builders FirstSource
6.375%, 06/15/32(A)		810	719
Cemex
5.450%, 11/19/29		3,200	2,860
Cemex
3.875%, 07/11/31		2,100	1,653
Cemex
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.534%, 09/08/71		3,280	2,653
Forestar Group
3.850%, 05/15/26(A)		1,853	1,524
HTA Group
7.000%, 12/18/25		7,760	6,750
Installed Building Products
5.750%, 02/01/28(A)		2,583	2,312
InterCement Financial Operations BV
5.750%, 07/17/24		5,295	3,676
LGI Homes
4.000%, 07/15/29(A)		955	710

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Meritage Homes
3.875%, 04/15/29(A)	$1,125	$894
New Home
7.250%, 10/15/25(A)	3,215	2,592
Patrick Industries
7.500%, 10/15/27(A)	925	842
Patrick Industries
4.750%, 05/01/29(A)	1,380	1,029
Shea Homes
4.750%, 02/15/28(A)	1,750	1,424
Summit Materials
6.500%, 03/15/27(A)	1,750	1,676
Thor Industries
4.000%, 10/15/29(A)	965	715
TRI Pointe Group
5.875%, 06/15/24	2,100	2,058
Victors Merger
6.375%, 05/15/29(A)	1,140	682
West China Cement
4.950%, 07/08/26	2,820	1,984
Yuksel Insaat
9.500%, 11/10/15(B)	12,655	127

Total Building & Construction		42,002

Building Materials [0.8%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)	350	309
American Builders & Contractors Supply
3.875%, 11/15/29(A)	400	313
Camelot Return Merger Sub
8.750%, 08/01/28(A)	975	804
Cornerstone Building Brands
6.125%, 01/15/29(A)	975	544
CP Atlas Buyer
7.000%, 12/01/28(A)	3,275	2,432
Foundation Building Materials
6.000%, 03/01/29(A)	4,447	3,245
GYP Holdings III
4.625%, 05/01/29(A)	2,910	2,214
Interface
5.500%, 12/01/28(A)	825	699
SRS Distribution
6.125%, 07/01/29(A)	2,125	1,702
SRS Distribution
6.000%, 12/01/29(A)	2,125	1,694
Standard Industries
5.000%, 02/15/27(A)	$4,630	$4,099
Standard Industries
4.750%, 01/15/28(A)	1,500	1,267
Standard Industries
4.375%, 07/15/30(A)	2,750	2,104
Standard Industries
3.375%, 01/15/31(A)	1,625	1,145
White Capital Buyer
6.875%, 10/15/28(A)	2,375	1,959
White Capital Parent
8.250%, 03/15/26(A)	925	784

Total Building Materials		25,314

Building-Heavy Construct [0.5%]
Andrade Gutierrez International
11.000%, 08/20/21(B)	200	109
Andrade Gutierrez International
9.500%, 12/30/24(B)	34,831	12,191
IHS Netherlands Holdco BV
8.000%, 09/18/27	3,085	2,601
Odebrecht Holdco Finance
0.000%, 09/10/58(C)	18,374	64

Total Building-Heavy Construct		14,965

Cable Satellite [1.9%]
CCO Holdings
4.000%, 03/01/23(A)	1,500	1,491
CCO Holdings
5.125%, 05/01/27(A)	5,060	4,581
CCO Holdings
5.000%, 02/01/28(A)	2,485	2,180
CCO Holdings
4.750%, 03/01/30(A)	2,035	1,651
CCO Holdings
4.500%, 08/15/30(A)	2,250	1,780
4.500%, 05/01/32	2,465	1,880
4.500%, 06/01/33(A)	1,175	868
CCO Holdings
4.250%, 02/01/31(A)	2,850	2,181
4.250%, 01/15/34(A)	900	645
CSC Holdings
5.500%, 04/15/27(A)	1,550	1,371
CSC Holdings
7.500%, 04/01/28(A)	900	738

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
CSC Holdings
5.750%, 01/15/30(A)		$3,450	$2,452
CSC Holdings
4.125%, 12/01/30(A)		4,300	3,213
CSC Holdings
4.625%, 12/01/30(A)		3,175	2,155
CSC Holdings
3.375%, 02/15/31(A)		400	282
CSC Holdings
4.500%, 11/15/31(A)		975	733
DIRECTV Holdings
5.875%, 08/15/27(A)		3,366	2,902
DISH DBS
7.750%, 07/01/26		1,300	988
DISH DBS
7.375%, 07/01/28		3,050	2,054
DISH DBS
5.750%, 12/01/28(A)		375	282
DISH DBS
5.125%, 06/01/29		1,775	1,043
Dolya Holdco 18 DAC
5.000%, 07/15/28(A)		1,175	950
Intelsat Jackson Holdings
8.500%, 10/15/24(A) (B)		875	4
Intelsat Jackson Holdings
9.750%, 07/15/25(A) (B)		525	3
Intelsat Jackson Holdings
0.000%, 12/31/49(C)		725	—
Sirius XM Radio
3.125%, 09/01/26(A)		425	373
Sirius XM Radio
4.000%, 07/15/28(A)		2,340	1,990
Sirius XM Radio
5.500%, 07/01/29(A)		2,450	2,204
Sirius XM Radio
4.125%, 07/01/30(A)		1,750	1,423
Sirius XM Radio
3.875%, 09/01/31(A)		1,425	1,105
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)		3,600	3,122
UPC Broadband Finco BV
4.875%, 07/15/31(A)		3,300	2,561
Virgin Media Finance
5.000%, 07/15/30(A)		650	488
Virgin Media Secured Finance
5.500%, 05/15/29(A)		900	770
Virgin Media Secured Finance
4.500%, 08/15/30(A)		$825	$644
Vmed O2 UK Financing I
4.250%, 01/31/31(A)		1,725	1,304
Vmed O2 UK Financing I
4.750%, 07/15/31(A)		2,480	1,913
VZ Secured Financing BV
5.000%, 01/15/32(A)		450	336
Ziggo Bond BV
6.000%, 01/15/27(A)		3,500	2,923
Ziggo Bond BV
5.125%, 02/28/30(A)		350	250
Ziggo BV
4.875%, 01/15/30(A)		200	158

Total Cable Satellite			57,991

Chemicals [1.1%]
Avient
7.125%, 08/01/30(A)		440	406
Axalta Coating Systems
4.750%, 06/15/27(A)		700	624
Axalta Coating Systems
3.375%, 02/15/29(A)		775	607
Braskem Idesa SAPI
7.450%, 11/15/29		2,100	1,596
Braskem Idesa SAPI
6.990%, 02/20/32		1,200	807
Braskem Netherlands Finance BV
8.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 8.220%, 01/23/81		1,045	1,039
Cheever Escrow Issuer
7.125%, 10/01/27(A)		375	336
Compass Minerals International
4.875%, 07/15/24(A)		850	799
Element Solutions
3.875%, 09/01/28(A)		1,975	1,590
Fire BC
5.943%, Euribor 3 Month + 4.750%, 09/30/24	EUR	881	813
HB Fuller
4.250%, 10/15/28		775	652
Herens Holdco Sarl
4.750%, 05/15/28(A)		2,475	1,980
Illuminate Buyer
9.000%, 07/01/28(A)		775	643

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Indorama Ventures Global Services
4.375%, 09/12/24		$4,000	$3,870
Koppers
6.000%, 02/15/25(A)		3,600	3,222
OCP
5.125%, 06/23/51		2,070	1,326
Olympus Water US Holding
4.250%, 10/01/28(A)		1,200	922
Olympus Water US Holding
6.250%, 10/01/29(A)		1,525	1,045
Polar US Borrower
6.750%, 05/15/26(A)		1,850	1,017
Sasol Financing USA
4.375%, 09/18/26		915	800
Sasol Financing USA
6.500%, 09/27/28		3,095	2,793
Sasol Financing USA
5.500%, 03/18/31		1,965	1,487
SPCM
3.125%, 03/15/27(A)		200	172
SPCM
3.375%, 03/15/30(A)		425	333
Unigel Luxembourg
8.750%, 10/01/26		2,155	2,047
WR Grace Holdings
4.875%, 06/15/27(A)		425	365
WR Grace Holdings
5.625%, 08/15/29(A)		1,125	844

Total Chemicals			32,135

Chemicals, Plastics and Rubber [0.0%]
SCIL IV
4.642%, Euribor 3 Month + 4.375%, 11/01/26	EUR	400	358

Coal Mining [0.1%]
Mongolian Mining
0.000%, 10/01/71		2,747	964
New World Resources
8.000%, 04/07/20(B)	EUR	1,101	29
Warrior Met Coal
7.875%, 12/01/28(A)		631	613

Total Coal Mining			1,606

Commercial Serv-Finance [0.1%]
Global Payments
4.950%, 08/15/27		$2,040	$1,944

Commercial Services [0.2%]
Bidvest Group UK
3.625%, 09/23/26		5,000	4,233
Live Nation Entertainment
5.625%, 03/15/26(A)		2,230	2,119
Paysafe Finance
3.000%, 06/15/29	EUR	350	237
SD International Sukuk, MTN
6.300%, 05/09/22(B)		13,384	519

Total Commercial Services			7,108

Communication & Media [0.3%]
Globo Comunicacao e Participacoes
5.500%, 01/14/32		1,755	1,318
5.500%, 01/14/32(A)		8,525	6,381

Total Communication & Media			7,699

Computer Software [0.1%]
ZoomInfo Technologies
3.875%, 02/01/29(A)		1,826	1,490

Computer System Design & Services [0.1%]
Magnum Holdings
5.375%, 10/31/26(A)		4,900	4,116

Construction Machinery [0.2%]
H&E Equipment Services
3.875%, 12/15/28(A)		2,700	2,119
Terex
5.000%, 05/15/29(A)		1,055	905
United Rentals North America
5.500%, 05/15/27		424	410
United Rentals North America
4.875%, 01/15/28		600	550
United Rentals North America
5.250%, 01/15/30		325	294
United Rentals North America
4.000%, 07/15/30		700	578

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
United Rentals North America
3.875%, 02/15/31		$700	$570

Total Construction Machinery			5,426

Consumer Cyclical Services [0.5%]
Allied Universal Holdco
6.625%, 07/15/26(A)		1,725	1,538
Allied Universal Holdco
9.750%, 07/15/27(A)		3,975	3,267
Allied Universal Holdco
6.000%, 06/01/29(A)		1,900	1,226
Garda World Security
4.625%, 02/15/27(A)		1,300	1,115
Garda World Security
6.000%, 06/01/29(A)		2,250	1,649
Go Daddy Operating
5.250%, 12/01/27(A)		1,475	1,359
GW B-CR Security
9.500%, 11/01/27(A)		4,018	3,475
Signal Parent
6.125%, 04/01/29(A)		3,667	1,779

Total Consumer Cyclical Services			15,408

Consumer Products [0.3%]
BCPE Empire Holdings
7.625%, 05/01/27(A)		3,625	3,143
Diamond BC BV
4.625%, 10/01/29(A)		2,650	1,858
Edgewell Personal Care
5.500%, 06/01/28(A)		875	783
Edgewell Personal Care
4.125%, 04/01/29(A)		900	747
Energizer Holdings
6.500%, 12/31/27(A)		825	732
Energizer Holdings
4.750%, 06/15/28(A)		1,025	812
Energizer Holdings
4.375%, 03/31/29(A)		2,200	1,637
Prestige Brands
3.750%, 04/01/31(A)		600	466

Total Consumer Products			10,178

Consumer Products & Services [0.1%]
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/26		3,900	3,579

Containers & Packaging [0.4%]
Ball
4.875%, 03/15/26		$424	$402
Ball
3.125%, 09/15/31		425	320
Graham Packaging
7.125%, 08/15/28(A)		1,795	1,443
Klabin Austria GmbH
3.200%, 01/12/31		9,700	7,056
Klabin Austria GmbH
7.000%, 04/03/49		1,555	1,313

Total Containers & Packaging			10,534

Data Processing/Mgmt [0.0%]
Fair Isaac
5.250%, 05/15/26(A)		765	726

Decision Support Softwar [0.0%]
MSCI
4.000%, 11/15/29(A)		1,230	1,062

Diversified Manufacturing [0.2%]
Gates Global
6.250%, 01/15/26(A)		4,450	4,094
WESCO Distribution
7.250%, 06/15/28(A)		2,250	2,204

Total Diversified Manufacturing			6,298

Drugs [0.9%]
Diocle Spa
4.875%, Euribor 3 Month + 3.875%, 06/30/26	EUR	250	242
Teva Pharmaceutical Finance
6.150%, 02/01/36		5,035	4,162
Teva Pharmaceutical Finance Netherlands II BV
4.375%, 05/09/30	EUR	3,370	2,608
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/25		2,530	2,463
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/27		925	786

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28	$18,540	$16,991

Total Drugs		27,252

E-Commerce/Products [0.0%]
ANGI Group
3.875%, 08/15/28(A)	1,275	899

E-Commerce/Services [0.1%]
MercadoLibre
3.125%, 01/14/31	2,030	1,472
Uber Technologies
7.500%, 09/15/27(A)	1,868	1,830

Total E-Commerce/Services		3,302

Educational Services [0.1%]
Adtalem Global Education
5.500%, 03/01/28(A)	1,632	1,469

Electric Utilities [1.4%]
Adani Renewable Energy RJ, MTN
4.625%, 10/15/39	5,322	3,512
AES Gener
7.125%, USD Swap Semi 30/360 5 Yr Curr + 4.644%, 03/26/79	4,480	3,939
Cikarang Listrindo
4.950%, 09/14/26	5,800	5,272
Electricidad Firme de Mexico Holdings
4.900%, 11/20/26	2,100	1,714
Empresas Publicas de Medellin ESP
4.375%, 02/15/31	1,190	838
Greenko Power II, MTN
4.300%, 12/13/28	709	559
Guacolda Energia
4.560%, 04/30/25	6,225	2,153
Mercury Chile Holdco
6.500%, 01/24/27(A)	8,100	7,071
Minejesa Capital BV
4.625%, 08/10/30	3,500	2,861
Minejesa Capital BV
5.625%, 08/10/37(A)	5,300	3,790
Mong Duong Finance Holdings BV
5.125%, 05/07/29	8,210	6,441
NRG Energy
3.750%, 06/15/24(A)	$655	$630
Perusahaan Listrik Negara, MTN
5.250%, 05/15/47	316	234
Perusahaan Listrik Negara, MTN
6.150%, 05/21/48	719	596
Perusahaan Perseroan Persero Perusahaan Listrik Negara, MTN
5.250%, 10/24/42	238	182
PG&E
5.000%, 07/01/28	1,075	924
PG&E
5.250%, 07/01/30	625	539
Vistra Operations
4.875%, 05/13/24(A)	100	98
Vistra Operations
5.125%, 05/13/25(A)	2,635	2,551

Total Electric Utilities		43,904

Electric-Distribution [0.1%]
Comision Federal de Electricidad
3.875%, 07/26/33(A)	231	162
Zorlu Yenilenebilir Enerji
9.000%, 06/01/26	2,800	2,039

Total Electric-Distribution		2,201

Electric-Transmission [0.2%]
Oryx Funding
5.800%, 02/03/31	6,250	5,563

Energy & Power [0.7%]
Greenko Solar Mauritius
5.950%, 07/29/26	4,900	4,113
India Green Energy Holdings
5.375%, 04/29/24	765	718
ReNew Power Pvt
5.875%, 03/05/27	3,800	3,410
SCC Power
8.000%cash/0% PIK, 12/31/28(A)	33,694	12,719
SCC Power
4.000%, 05/17/32(A)	18,251	1,424

Total Energy & Power		22,384

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Entertainment & Gaming [0.3%]
CDI Escrow Issuer
5.750%, 04/01/30(A)		$2,445	$2,135
MGM China Holdings
5.250%, 06/18/25		2,700	2,260
Sands China
3.350%, 03/08/29		6,100	4,531

Total Entertainment & Gaming			8,926

Export/Import Bank [0.0%]
Development Bank of Mongolia
7.250%, 10/23/23		204	196
Export-Import Bank of India, MTN
4.000%, 01/14/23		415	414

Total Export/Import Bank			610

Finance [0.1%]
Garfunkelux Holdco 3
6.750%, 11/01/25	EUR	450	340
Garfunkelux Holdco 3
7.750%, 11/01/25	GBP	900	784
Haya Holdco 2, MTN
9.542%, Euribor 3 Month + 9.000%, 11/30/25	EUR	561	352

Total Finance			1,476

Finance Companies [0.7%]
Navient
6.750%, 06/25/25		950	889
6.750%, 06/15/26		450	409
Navient
5.000%, 03/15/27		750	614
Navient
4.875%, 03/15/28		600	458
Navient
5.500%, 03/15/29		1,350	1,026
Rocket Mortgage
2.875%, 10/15/26(A)		3,745	3,071
Rocket Mortgage
3.625%, 03/01/29(A)		2,265	1,733
Rocket Mortgage
3.875%, 03/01/31(A)		3,380	2,450
Rocket Mortgage
4.000%, 10/15/33(A)		1,238	851
United Wholesale Mortgage
5.500%, 11/15/25(A)		$5,080	$4,431
5.500%, 04/15/29(A)		5,371	4,082
United Wholesale Mortgage
5.750%, 06/15/27(A)		450	358

Total Finance Companies			20,372

Financial Services [0.7%]
Castlelake Aviation Finance DAC
5.000%, 04/15/27(A)		1,000	850
CSN Inova Ventures
6.750%, 01/28/28(A)		2,680	2,316
Encore Capital Group
4.250%, Euribor 3 Month + 4.250%, 01/15/28	EUR	800	713
4.250%, 06/01/28	GBP	300	250
Genworth Mortgage Holdings
6.500%, 08/15/25(A)		1,476	1,416
Jefferies Finance
5.000%, 08/15/28(A)		795	586
MGIC Investment
5.250%, 08/15/28		865	773
Midcap Financial Issuer Trust
6.500%, 05/01/28(A)		1,030	880
Midcap Financial Issuer Trust
5.625%, 01/15/30(A)		990	758
Nationstar Mortgage Holdings
6.000%, 01/15/27(A)		3,235	2,738
Nationstar Mortgage Holdings
5.500%, 08/15/28(A)		1,788	1,404
NT Rig Holdco PTE
7.500%, 12/31/23		24,468	5,383
OEC Finance
7.500%, 03/14/71		44	2
PennyMac Financial Services
5.750%, 09/15/31(A)		1,805	1,294
Radian Group
4.500%, 10/01/24		675	639
Radian Group
6.625%, 03/15/25		1,545	1,506

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Russian Standard
13.000%, 10/27/22(B)		$—	$—
World Acceptance
7.000%, 11/01/26(A)		635	394

Total Financial Services			21,902

Food & Beverage [0.3%]
Aramark Services
6.375%, 05/01/25(A)		425	417
Aramark Services
5.000%, 02/01/28(A)		500	441
BellRing Brands
7.000%, 03/15/30(A)		1,475	1,349
Kraft Heinz Foods
4.375%, 06/01/46		650	505
Performance Food Group
4.250%, 08/01/29(A)		1,125	937
Post Holdings
5.750%, 03/01/27(A)		632	603
Post Holdings
5.625%, 01/15/28(A)		2,800	2,555
Post Holdings
5.500%, 12/15/29(A)		850	735
US Foods
6.250%, 04/15/25(A)		225	221
US Foods
4.750%, 02/15/29(A)		1,925	1,643
US Foods
4.625%, 06/01/30(A)		300	250

Total Food & Beverage			9,656

Food, Beverage & Tobacco [0.8%]
Agrosuper
4.600%, 01/20/32(A)		5,125	4,150
BRF
4.875%, 01/24/30		3,955	3,109
BRF
5.750%, 09/21/50		4,020	2,777
Health & Happiness H&H International Holdings
5.625%, 10/24/24		2,500	1,988
Indofood CBP Sukses Makmur
3.398%, 06/09/31		2,700	2,012
JBS USA LUX
4.375%, 02/02/52(A)		1,125	754
Lion
5.000%, Euribor 3 Month + 4.000%, 07/01/26	EUR	700	623
Pilgrim’s Pride
5.875%, 09/30/27(A)		$1,575	$1,532
Shiba Bidco
4.500%, 10/31/28	EUR	800	604
Simmons Foods
4.625%, 03/01/29(A)		1,495	1,222
Triton Water Holdings
6.250%, 04/01/29(A)		840	642
Turning Point Brands
5.625%, 02/15/26(A)		2,315	2,008
Vector Group
10.500%, 11/01/26(A)		835	770
Vector Group
5.750%, 02/01/29(A)		1,875	1,531

Total Food, Beverage & Tobacco			23,722

Footwear and Related Apparel [0.0%]
Crocs
4.250%, 03/15/29(A)		1,608	1,278

Foreign Governments [0.0%]
Perusahaan Penerbit SBSN Indonesia III
4.700%, 06/06/32		200	188

Gaming [1.0%]
Affinity Gaming
6.875%, 12/15/27(A)		2,175	1,773
Allwyn Entertainment Financing UK
4.446%, Euribor 3 Month + 4.125%, 02/15/28	EUR	1,500	1,354
Boyd Gaming
4.750%, 12/01/27		1,550	1,372
4.750%, 06/15/31(A)		675	545
Caesars Entertainment
4.625%, 10/15/29(A)		625	478
CCM Merger
6.375%, 05/01/26(A)		225	207
Colt Merger Sub
5.750%, 07/01/25(A)		1,000	970
Colt Merger Sub
6.250%, 07/01/25(A)		1,150	1,107
Colt Merger Sub
8.125%, 07/01/27(A)		2,425	2,316
MGM Resorts International
6.000%, 03/15/23		500	500

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
MGM Resorts International
6.750%, 05/01/25	$575	$567
Midwest Gaming Borrower
4.875%, 05/01/29(A)	1,200	989
Mohegan Gaming & Entertainment
8.000%, 02/01/26(A)	3,950	3,286
Penn Entertainment
5.625%, 01/15/27(A)	250	221
Penn Entertainment
4.125%, 07/01/29(A)	1,885	1,443
Raptor Acquisition
4.875%, 11/01/26(A)	425	365
Scientific Games Holdings
6.625%, 03/01/30(A)	1,400	1,122
Scientific Games International
8.625%, 07/01/25(A)	1,525	1,561
Scientific Games International
7.250%, 11/15/29(A)	1,175	1,094
Station Casinos
4.500%, 02/15/28(A)	6,825	5,602
Station Casinos
4.625%, 12/01/31(A)	1,050	793
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(A)	200	185
VICI Properties
5.625%, 05/01/24(A)	425	418
VICI Properties
3.500%, 02/15/25(A)	75	69
VICI Properties
4.625%, 06/15/25(A)	400	376
4.625%, 12/01/29(A)	1,025	890
VICI Properties
4.500%, 09/01/26(A)	875	800
VICI Properties
4.250%, 12/01/26(A)	500	451
VICI Properties
3.875%, 02/15/29(A)	250	210

Total Gaming		31,064

Gas-Distribution [0.1%]
China Oil & Gas Group
4.700%, 06/30/26	5,200	3,878

Gold Mining [0.4%]
Aris Mining
6.875%, 08/09/26	$5,976	$4,333
Cia de Minas Buenaventura SAA
5.500%, 07/23/26	9,450	7,895

Total Gold Mining		12,228

Health Insurance [0.2%]
Centene
4.250%, 12/15/27	4,325	3,948
Centene
2.450%, 07/15/28	450	367
Centene
4.625%, 12/15/29	500	449
Centene
3.375%, 02/15/30	250	204
Centene
3.000%, 10/15/30	1,225	970
Centene
2.625%, 08/01/31	1,550	1,171

Total Health Insurance		7,109

Healthcare [1.4%]
AdaptHealth
4.625%, 08/01/29(A)	1,325	1,062
AdaptHealth
5.125%, 03/01/30(A)	1,275	1,051
AHP Health Partners
5.750%, 07/15/29(A)	825	639
Avantor Funding
4.625%, 07/15/28(A)	1,975	1,749
Avantor Funding
3.875%, 11/01/29(A)	1,750	1,435
Charles River Laboratories International
4.250%, 05/01/28(A)	100	87
Charles River Laboratories International
3.750%, 03/15/29(A)	275	229
Charles River Laboratories International
4.000%, 03/15/31(A)	475	383
CHS
8.000%, 03/15/26(A)	750	650
8.000%, 12/15/27(A)	300	237
CHS
5.625%, 03/15/27(A)	750	577

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
CHS
6.000%, 01/15/29(A)		$250	$184
CHS
6.875%, 04/15/29(A)		2,500	1,206
CHS
6.125%, 04/01/30(A)		1,100	519
CHS
5.250%, 05/15/30(A)		750	522
DaVita
4.625%, 06/01/30(A)		4,715	3,631
Embecta
5.000%, 02/15/30(A)		475	408
Embecta
6.750%, 02/15/30(A)		1,000	923
Garden Spinco
8.625%, 07/20/30(A)		400	413
Global Medical Response
6.500%, 10/01/25(A)		2,475	2,076
HCA
5.375%, 02/01/25		550	543
HCA
5.875%, 02/15/26		700	693
IQVIA
5.000%, 10/15/26(A)		1,075	1,024
5.000%, 05/15/27(A)		325	303
LifePoint Health
6.750%, 04/15/25(A)		1,250	1,191
LifePoint Health
4.375%, 02/15/27(A)		400	330
LifePoint Health
5.375%, 01/15/29(A)		850	593
Medline Borrower
3.875%, 04/01/29(A)		1,575	1,264
Medline Borrower
5.250%, 10/01/29(A)		5,075	3,834
MPH Acquisition Holdings
5.500%, 09/01/28(A)		1,560	1,294
MPH Acquisition Holdings
5.750%, 11/01/28(A)		3,050	2,312
Pediatrix Medical Group
5.375%, 02/15/30(A)		1,075	891
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)		1,300	1,173
Team Health Holdings
6.375%, 02/01/25(A)		950	704
Tenet Healthcare
4.625%, 07/15/24		257	249
Tenet Healthcare
4.875%, 01/01/26(A)		550	511
Tenet Healthcare
6.250%, 02/01/27(A)		$1,300	$1,213
Tenet Healthcare
5.125%, 11/01/27(A)		2,075	1,862
Tenet Healthcare
6.125%, 10/01/28(A)		3,895	3,411
Tenet Healthcare
4.250%, 06/01/29(A)		900	745

Total Healthcare			42,121

Homebuilders/Materials/Construction [0.1%]
PCF GmbH
4.750%, 04/15/26	EUR	500	395
Ren10 Holding
4.642%, Euribor 3 Month + 4.375%, 02/01/27	EUR	600	534
Victoria
3.625%, 08/24/26	EUR	500	355
Victoria
3.750%, 03/15/28	EUR	300	203

Total Homebuilders/Materials/Construction			1,487

Hotels and Motels [0.1%]
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/29(A)		1,200	969
Marriott Ownership Resorts
4.750%, 01/15/28		2,135	1,780
Travel + Leisure
6.625%, 07/31/26(A)		1,495	1,400

Total Hotels and Motels			4,149

Independent Energy [1.4%]
Antero Resources
7.625%, 02/01/29(A)		159	159
Antero Resources
5.375%, 03/01/30(A)		975	877
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)		2,780	2,680
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)		276	336
Ascent Resources Utica Holdings
8.250%, 12/31/28(A)		2,845	2,734

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Ascent Resources Utica Holdings
5.875%, 06/30/29(A)	$675	$601
Berry Petroleum
7.000%, 02/15/26(A)	550	485
Callon Petroleum
6.375%, 07/01/26	1,195	1,077
Callon Petroleum
8.000%, 08/01/28(A)	695	641
Callon Petroleum
7.500%, 06/15/30(A)	550	481
Carrizo Oil & Gas
8.250%, 07/15/25	325	316
Chesapeake Energy
5.500%, 02/01/26(A)	3,620	3,466
Chesapeake Energy
5.875%, 02/01/29(A)	225	209
Chesapeake Energy
7.000%, 12/31/49(D)	575	14
Chord Energy
6.375%, 06/01/26(A)	500	475
Comstock Resources
6.750%, 03/01/29(A)	2,300	2,122
Comstock Resources
5.875%, 01/15/30(A)	2,200	1,916
CrownRock
5.625%, 10/15/25(A)	2,400	2,292
CrownRock
5.000%, 05/01/29(A)	300	265
Endeavor Energy Resources
5.750%, 01/30/28(A)	900	858
Occidental Petroleum
8.000%, 07/15/25	750	795
Occidental Petroleum
5.875%, 09/01/25	900	903
Occidental Petroleum
8.875%, 07/15/30	1,050	1,169
Occidental Petroleum
6.625%, 09/01/30	1,050	1,066
Occidental Petroleum
7.500%, 05/01/31	295	308
Occidental Petroleum
6.450%, 09/15/36	3,645	3,631
PDC Energy
6.125%, 09/15/24	387	381
PDC Energy
5.750%, 05/15/26	1,995	1,845
Permian Resources Operating
5.375%, 01/15/26(A)	250	228
Permian Resources Operating
6.875%, 04/01/27(A)	$1,475	$1,427
Range Resources
5.000%, 03/15/23	187	186
Range Resources
4.875%, 05/15/25	397	374
Range Resources
8.250%, 01/15/29	650	662
Range Resources
4.750%, 02/15/30(A)	575	499
Rockcliff Energy II
5.500%, 10/15/29(A)	800	701
SM Energy
5.625%, 06/01/25	500	480
SM Energy
6.750%, 09/15/26	1,075	1,035
SM Energy
6.625%, 01/15/27	1,170	1,131
SM Energy
6.500%, 07/15/28	1,140	1,084
Southwestern Energy
7.750%, 10/01/27	375	381
Southwestern Energy
8.375%, 09/15/28	375	389
Southwestern Energy
5.375%, 03/15/30	625	563
Southwestern Energy
4.750%, 02/01/32	475	398
Tap Rock Resources
7.000%, 10/01/26(A)	1,100	1,006
Ultra Resources
7.125%, 04/15/25	—	—

Total Independent Energy		42,646

Industrial - Other [0.2%]
Cushman & Wakefield US Borrower
6.750%, 05/15/28(A)	725	673
Madison IAQ
4.125%, 06/30/28(A)	250	201
Madison IAQ
5.875%, 06/30/29(A)	4,325	2,967
Roller Bearing of America
4.375%, 10/15/29(A)	945	791
SPX FLOW
8.750%, 04/01/30(A)	2,225	1,730

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
TK Elevator Holdco GmbH
7.625%, 07/15/28(A)		$1,200	$1,005

Total Industrial - Other			7,367

Industrial Services [0.2%]
Prime Security Services Borrower
5.250%, 04/15/24(A)		2,865	2,787
Prime Security Services Borrower
5.750%, 04/15/26(A)		4,000	3,764

Total Industrial Services			6,551

Insurance - P&C [1.2%]
AmWINS Group
4.875%, 06/30/29(A)		2,500	2,079
Ardonagh Midco 2
11.500%, 01/15/27(A)		2,294	2,329
AssuredPartners
7.000%, 08/15/25(A)		3,665	3,386
AssuredPartners
5.625%, 01/15/29(A)		1,500	1,166
BroadStreet Partners
5.875%, 04/15/29(A)		5,225	4,115
GTCR AP Finance
8.000%, 05/15/27(A)		1,900	1,748
HUB International
7.000%, 05/01/26(A)		9,075	8,607
HUB International
5.625%, 12/01/29(A)		2,100	1,753
NFP
6.875%, 08/15/28(A)		6,325	4,934
NFP
7.500%, 10/01/30(A)		1,050	996
Ryan Specialty Group
4.375%, 02/01/30(A)		400	339
USI
6.875%, 05/01/25(A)		4,525	4,350

Total Insurance - P&C			35,802

Internet Connectiv Svcs [0.1%]
United Group BV
4.446%, Euribor 3 Month + 4.125%, 05/15/25	EUR	2,000	1,761

Investment Bank/Broker-Dealer [0.0%]
Intercorp Peru
3.875%, 08/15/29		$930	$755

Investment Companies [0.2%]
Hightower Holding
6.750%, 04/15/29(A)		1,822	1,486
Huarong Finance 2017, MTN
4.950%, 11/07/47		3,000	1,830
Icahn Enterprises
5.250%, 05/15/27		1,670	1,466

Total Investment Companies			4,782

Leisure [0.2%]
Live Nation Entertainment
3.750%, 01/15/28(A)		975	826
SeaWorld Parks & Entertainment
5.250%, 08/15/29(A)		2,400	1,993
Six Flags Entertainment
5.500%, 04/15/27(A)		1,325	1,178
Viking Cruises
6.250%, 05/15/25(A)		1,695	1,467
VOC Escrow
5.000%, 02/15/28(A)		1,865	1,517

Total Leisure			6,981

Lodging [0.1%]
Hilton Domestic Operating
5.750%, 05/01/28(A)		300	281
Hilton Domestic Operating
3.750%, 05/01/29(A)		925	765
Hilton Domestic Operating
4.875%, 01/15/30		375	326
Hilton Domestic Operating
3.625%, 02/15/32(A)		725	555

Total Lodging			1,927

Machinery [0.0%]
Manitowoc
9.000%, 04/01/26(A)		1,005	914

Manufacturing/Machinery/Industrial [0.1%]
BCP V Modular Services Finance II
4.750%, 11/30/28	EUR	350	275

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
IMA Industria Macchine Automatiche
4.000%, Euribor 3 Month + 4.000%, 01/15/28	EUR	1,000	$911
Norican
4.500%, 05/15/23	EUR	837	742

Total Manufacturing/Machinery/Industrial			1,928

Marine Services [0.3%]
DP World Salaam
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750%, 01/01/71		2,250	2,186
Mersin Uluslararasi Liman Isletmeciligi
5.375%, 11/15/24		7,450	6,823

Total Marine Services			9,009

Media Entertainment [1.6%]
Audacy Capital
6.500%, 05/01/27(A)		2,050	502
Audacy Capital
6.750%, 03/31/29(A)		1,350	325
CMG Media
8.875%, 12/15/27(A)		6,190	4,729
Cumulus Media New Holdings
6.750%, 07/01/26(A)		1,600	1,350
Diamond Sports Group
5.375%, 08/15/26(A)		250	49
Diamond Sports Group
6.625%, 08/15/27(A)		1,750	123
Gray Escrow II
5.375%, 11/15/31(A)		1,375	1,079
Gray Television
5.875%, 07/15/26(A)		1,400	1,291
Gray Television
7.000%, 05/15/27(A)		1,300	1,223
Gray Television
4.750%, 10/15/30(A)		825	618
iHeartCommunications
6.375%, 05/01/26		444	411
iHeartCommunications
8.375%, 05/01/27		4,349	3,670
iHeartCommunications
5.250%, 08/15/27(A)		600	513
iHeartCommunications
4.750%, 01/15/28(A)		1,350	1,125
Lamar Media
4.875%, 01/15/29		$1,525	$1,359
Match Group
5.000%, 12/15/27(A)		1,225	1,094
Match Group
4.625%, 06/01/28(A)		2,158	1,845
Match Group
4.125%, 08/01/30(A)		1,275	1,047
Match Group Holdings II
3.625%, 10/01/31(A)		800	604
News
5.125%, 02/15/32(A)		150	132
Nexstar Broadcasting
5.625%, 07/15/27(A)		4,325	3,976
Nexstar Broadcasting
4.750%, 11/01/28(A)		525	449
Nielsen Finance
5.625%, 10/01/28(A)		825	819
Nielsen Finance
4.500%, 07/15/29(A)		450	448
Nielsen Finance
5.875%, 10/01/30(A)		1,275	1,270
Nielsen Finance
4.750%, 07/15/31(A)		800	784
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)		300	294
Outfront Media Capital
4.250%, 01/15/29(A)		975	766
Outfront Media Capital
4.625%, 03/15/30(A)		625	487
ROBLOX
3.875%, 05/01/30(A)		1,325	1,077
Scripps Escrow
5.875%, 07/15/27(A)		1,550	1,349
Scripps Escrow II
3.875%, 01/15/29(A)		450	362
Scripps Escrow II
5.375%, 01/15/31(A)		625	473
Sinclair Television Group
5.125%, 02/15/27(A)		2,375	1,964
Sinclair Television Group
5.500%, 03/01/30(A)		1,200	863
Sinclair Television Group
4.125%, 12/01/30(A)		175	132
Stagwell Global
5.625%, 08/15/29(A)		4,400	3,619
TEGNA
4.625%, 03/15/28		2,255	2,082
TEGNA
5.000%, 09/15/29		2,775	2,551

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Univision Communications
4.500%, 05/01/29(A)	$775	$632
Univision Communications
7.375%, 06/30/30(A)	1,025	978
Urban One
7.375%, 02/01/28(A)	1,850	1,572
WMG Acquisition
3.750%, 12/01/29(A)	200	166

Total Media Entertainment		50,202

Medical Labs and Testing Srv [0.0%]
US Acute Care Solutions
6.375%, 03/01/26(A)	1,405	1,180

Medical Products & Services [0.1%]
Bio City Development
8.000%, 07/06/19	1,000	50
Tenet Healthcare
4.375%, 01/15/30(A)	1,795	1,498

Total Medical Products & Services		1,548

Medical-HMO [0.1%]
Molina Healthcare
4.375%, 06/15/28(A)	1,495	1,349

Metal-Copper [0.3%]
First Quantum Minerals
6.875%, 03/01/26	4,550	4,204
6.875%, 10/15/27	2,045	1,841
Freeport Indonesia, MTN
5.315%, 04/14/32	2,425	2,007
Freeport-McMoRan
5.450%, 03/15/43	360	300

Total Metal-Copper		8,352

Metal-Iron [0.4%]
Samarco Mineracao
5.750%, 10/24/23(B)	4,922	3,027
Samarco Mineracao
5.375%, 09/26/24(B)	11,800	7,257
TMS International
6.250%, 04/15/29(A)	2,350	1,668

Total Metal-Iron		11,952

Metals & Mining [0.4%]
Cleveland-Cliffs
4.625%, 03/01/29(A)	1,575	1,323
Cleveland-Cliffs
4.875%, 03/01/31(A)	$375	$310
Coeur Mining
5.125%, 02/15/29(A)	1,550	1,171
Freeport-McMoRan
5.250%, 09/01/29	400	372
Indonesia Asahan Aluminium Persero
5.450%, 05/15/30	532	477
Vedanta Resources
6.125%, 08/09/24	4,970	2,944
Vedanta Resources Finance II
8.000%, 04/23/23	3,635	3,387
Vedanta Resources Finance II
8.950%, 03/11/25	4,170	2,843

Total Metals & Mining		12,827

Midstream [1.5%]
AmeriGas Partners
5.500%, 05/20/25	775	719
AmeriGas Partners
5.875%, 08/20/26	1,175	1,065
AmeriGas Partners
5.750%, 05/20/27	925	831
Antero Midstream Partners
7.875%, 05/15/26(A)	675	678
Antero Midstream Partners
5.750%, 03/01/27(A)	4,200	3,884
5.750%, 01/15/28(A)	1,800	1,638
Antero Midstream Partners
5.375%, 06/15/29(A)	500	442
Cheniere Energy
4.625%, 10/15/28	1,300	1,189
Cheniere Energy Partners
4.500%, 10/01/29	1,175	1,037
Cheniere Energy Partners
4.000%, 03/01/31	1,875	1,570
CNX Midstream Partners
4.750%, 04/15/30(A)	1,200	937
Crestwood Midstream Partners
8.000%, 04/01/29(A)	1,250	1,203
DT Midstream
4.375%, 06/15/31(A)	1,500	1,230
EQM Midstream Partners
7.500%, 06/01/27(A)	675	643
EQM Midstream Partners
4.500%, 01/15/29(A)	300	242

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
EQM Midstream Partners
4.750%, 01/15/31(A)		$1,450	$1,151
EQT Midstream Partners
6.000%, 07/01/25(A)		248	229
EQT Midstream Partners
6.500%, 07/01/27(A)		4,070	3,761
6.500%, 07/15/48		925	706
EQT Midstream Partners
5.500%, 07/15/28		2,425	2,073
Hess Midstream Operations
5.625%, 02/15/26(A)		575	546
Hess Midstream Operations
5.125%, 06/15/28(A)		825	722
Hess Midstream Operations
4.250%, 02/15/30(A)		525	424
Hess Midstream Operations
5.500%, 10/15/30(A)		300	258
Holly Energy Partners
5.000%, 02/01/28(A)		1,550	1,368
NuStar Logistics
5.625%, 04/28/27		1,150	1,003
Solaris Midstream Holdings
7.625%, 04/01/26(A)		725	696
Suburban Propane Partners
5.875%, 03/01/27		1,775	1,675
Suburban Propane Partners
5.000%, 06/01/31(A)		1,675	1,369
Summit Midstream Holdings
5.750%, 04/15/25		1,425	1,158
Targa Resources Partners
6.500%, 07/15/27		2,050	2,026
Targa Resources Partners
5.000%, 01/15/28		1,875	1,735
Targa Resources Partners
5.500%, 03/01/30		1,475	1,331
TransMontaigne Partners
6.125%, 02/15/26		700	584
Western Midstream Operating
4.650%, 07/01/26		2,615	2,445
Western Midstream Operating
4.500%, 03/01/28		1,050	950
Western Midstream Operating
4.750%, 08/15/28		200	182
Western Midstream Operating
5.450%, 04/01/44		400	328
Western Midstream Operating
5.300%, 03/01/48		$2,350	$1,933
Western Midstream Operating
5.500%, 08/15/48		800	647

Total Midstream			46,608

Miscellaneous Manufacturing [0.1%]
Anolis Capital Markets PCC
4.150%, 01/01/28	EUR	1,011	862
Bombardier
7.500%, 03/15/25(A)		869	852

Total Miscellaneous Manufacturing			1,714

Non-Ferrous Metals [0.2%]
Minsur
4.500%, 10/28/31		6,750	5,456
Nacional del Cobre de Chile
5.625%, 10/18/43		582	519
Nacional del Cobre de Chile
4.375%, 02/05/49		339	259
Nacional del Cobre de Chile
3.150%, 01/15/51		346	213

Total Non-Ferrous Metals			6,447

Oil Field Services [0.6%]
Archrock Partners
6.875%, 04/01/27(A)		2,350	2,105
Archrock Partners
6.250%, 04/01/28(A)		2,575	2,263
Nabors Industries
9.000%, 02/01/25(A)		1,675	1,667
Nabors Industries
7.250%, 01/15/26(A)		1,525	1,327
Nabors Industries
7.375%, 05/15/27(A)		1,025	946
Nabors Industries
7.500%, 01/15/28(A)		500	408
Precision Drilling
7.125%, 01/15/26(A)		750	703
Precision Drilling
6.875%, 01/15/29(A)		1,555	1,373
Transocean Phoenix 2
7.750%, 10/15/24(A)		394	382

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Transocean Proteus
6.250%, 12/01/24(A)		$720	$677
USA Compression Partners
6.875%, 04/01/26		3,225	2,954
6.875%, 09/01/27		1,725	1,568
Weatherford International
8.625%, 04/30/30(A)		2,295	2,001

Total Oil Field Services			18,374

Packaging [0.9%]
ARD Finance
6.500% PIK, 06/30/27(A)		3,057	2,093
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)		1,725	1,268
Ardagh Packaging Finance
5.250%, 08/15/27(A)		5,725	3,551
Ball
2.875%, 08/15/30		1,000	768
Berry Global Escrow
5.625%, 07/15/27(A)		525	491
Clydesdale Acquisition Holdings
8.750%, 04/15/30(A)		6,075	5,024
Crown Americas
4.750%, 02/01/26		1,450	1,351
Mauser Packaging Solutions Holding
5.500%, 04/15/24(A)		900	855
Mauser Packaging Solutions Holding
7.250%, 04/15/25(A)		2,050	1,803
OI European Group BV
4.750%, 02/15/30(A)		925	735
Owens-Brockway Glass Container
5.375%, 01/15/25(A)		975	899
Owens-Brockway Glass Container
6.375%, 08/15/25(A)		1,875	1,756
Owens-Brockway Glass Container
6.625%, 05/13/27(A)		506	459
Sealed Air
5.000%, 04/15/29(A)		500	446
Trident TPI Holdings
9.250%, 08/01/24(A)		1,700	1,560
Trident TPI Holdings
6.625%, 11/01/25(A)		1,525	1,314
Trivium Packaging Finance BV
5.500%, 08/15/26(A)		$700	$626
Trivium Packaging Finance BV
8.500%, 08/15/27(A)		3,175	2,803

Total Packaging			27,802

Packaging / Paper / Forest Products [0.0%]
Fabric BC
4.707%, Euribor 3 Month + 4.125%, 08/31/26	EUR	200	194
Kleopatra Finco Sarl
4.250%, 03/01/26	EUR	500	393

Total Packaging / Paper / Forest Products			587

Paper [0.1%]
Clearwater Paper
5.375%, 02/01/25(A)		1,125	1,109
Clearwater Paper
4.750%, 08/15/28(A)		500	438
Graphic Packaging International
4.750%, 07/15/27(A)		300	275
Graphic Packaging International
3.500%, 03/15/28(A)		300	255
3.500%, 03/01/29(A)		525	432
Graphic Packaging International
3.750%, 02/01/30(A)		175	144

Total Paper			2,653

Paper & Related Products [0.2%]
Domtar
6.750%, 10/01/28(A)		914	702
Mativ Holdings
6.875%, 10/01/26(A)		3,260	2,874
Suzano Austria GmbH
5.000%, 01/15/30		2,450	2,123
Sylvamo
7.000%, 09/01/29(A)		1,755	1,498

Total Paper & Related Products			7,197

Petroleum & Fuel Products [6.5%]
California Resources
7.125%, 02/01/26(A)		1,570	1,476

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Canacol Energy
5.750%, 11/24/28	$2,590	$1,964
5.750%, 11/24/28(A)	8,828	6,676
Civitas Resources
5.000%, 10/15/26(A)	1,766	1,604
Cosan Overseas
8.250%, 02/05/71	3,275	3,218
DNO
7.875%, 09/09/26(A)	6,530	6,171
Ecopetrol
6.875%, 04/29/30	4,297	3,612
Ecopetrol
5.875%, 05/28/45	6,590	4,006
Empresa Nacional del Petroleo
3.750%, 08/05/26	230	207
Empresa Nacional del Petroleo
4.500%, 09/14/47	376	250
Energy Transfer
5.000%, 05/15/50	365	284
Energy Transfer
6.625%, ICE LIBOR USD 3 Month + 4.155%, 02/15/71	980	716
Ensign Drilling
9.250%, 04/15/24(A)	1,700	1,504
Frontera Energy
7.875%, 06/21/28	7,500	5,395
Geopark
5.500%, 01/17/27	8,405	6,642
Hilcorp Energy I
6.250%, 11/01/28(A)	2,506	2,312
Hunt Oil of Peru Sucursal Del Peru
6.375%, 06/01/28	1,566	1,400
KazMunayGas National JSC
5.375%, 04/24/30	3,139	2,487
KazMunayGas National JSC
6.375%, 10/24/48	286	201
Kosmos Energy
7.125%, 04/04/26	8,600	7,052
Kosmos Energy
7.750%, 05/01/27	6,705	5,349
Kosmos Energy
7.500%, 03/01/28	500	392
Laredo Petroleum
7.750%, 07/31/29(A)	855	788
Latina Offshore
8.875%, 10/15/22(A)	25,765	16,039
Leviathan Bond
6.125%, 06/30/25(A)	$1,620	$1,531
Leviathan Bond
6.500%, 06/30/27(A)	9,266	8,510
Leviathan Bond
6.750%, 06/30/30(A)	3,335	2,993
Magnolia Oil & Gas Operating
6.000%, 08/01/26(A)	3,535	3,388
MC Brazil Downstream Trading SARL
7.250%, 06/30/31	7,105	5,358
Medco Bell Pte
6.375%, 01/30/27	1,610	1,294
Medco Platinum Road Pte
6.750%, 01/30/25	2,400	2,161
Nabors Industries
5.750%, 02/01/25	450	409
New Fortress Energy
6.750%, 09/15/25(A)	4,180	3,959
New Fortress Energy
6.500%, 09/30/26(A)	1,995	1,843
Nostrum Oil & Gas Finance BV
7.000%, 02/16/25	23,009	5,810
Occidental Petroleum
6.375%, 09/01/28	774	776
Occidental Petroleum
6.600%, 03/15/46	695	716
Offshore Drilling Holding
8.375%, 10/19/20	38,575	1,855
Oil and Gas Holding BSCC
7.625%, 11/07/24	221	220
Oil and Gas Holding BSCC
8.375%, 11/07/28	377	373
Oleoducto Central
4.000%, 07/14/27	1,915	1,483
Oro Negro Drilling Pte
0.000%, (C) (D)	3,683	—
Oro Negro Drilling Pte
7.500%, 12/31/49(A) (B)	23,137	925
Patterson-UTI Energy
5.150%, 11/15/29	2,840	2,344
Penn Virginia Holdings
9.250%, 08/15/26(A)	1,115	1,048
Pertamina Persero
6.000%, 05/03/42	216	191
Pertamina Persero, MTN
6.450%, 05/30/44	200	187

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Pertamina Persero, MTN
4.175%, 01/21/50	$371	$264
Peru LNG Srl
5.375%, 03/22/30	3,470	2,743
Petrobras Global Finance BV
5.500%, 06/10/51	2,600	1,848
Petroleos de Venezuela
8.500%, 10/27/20(B)	10,470	1,885
Petroleos de Venezuela
9.750%, 05/17/35(B)	8,689	206
Petroleos del Peru
4.750%, 06/19/32	2,900	2,040
Petroleos del Peru
5.625%, 06/19/47	1,045	630
Petroleos Mexicanos
6.350%, 02/12/48	550	298
Petroleos Mexicanos
7.690%, 01/23/50	1,919	1,186
Petroleos Mexicanos
6.950%, 01/28/60	2,541	1,412
Petroleos Mexicanos, MTN
6.750%, 09/21/47	1,525	853
Petronas Capital, MTN
2.480%, 01/28/32	546	449
Petronas Capital, MTN
4.550%, 04/21/50	579	519
Petronas Capital, MTN
4.800%, 04/21/60	293	268
Petronas Capital, MTN
3.404%, 04/28/61	612	422
Puma International Financing
5.000%, 01/24/26	7,865	6,937
Qatar Energy
3.125%, 07/12/41	1,116	817
Rockies Express Pipeline
4.950%, 07/15/29(A)	1,750	1,501
Rockies Express Pipeline
7.500%, 07/15/38(A)	1,310	1,114
ShaMaran Petroleum
12.000%, 07/30/25(A)	18,358	17,716
Sinopec Group Overseas Development 2012
4.875%, 05/17/42	264	251
Sinopec Group Overseas Development 2018
2.700%, 05/13/30	410	359
Southern Gas Corridor CJSC
6.875%, 03/24/26	798	789
State Oil of the Azerbaijan Republic
6.950%, 03/18/30	$362	$354
Summit Midstream Holdings
8.500%, 10/15/26(A)	975	915
Tallgrass Energy Partners
7.500%, 10/01/25(A)	1,825	1,793
Talos Production
12.000%, 01/15/26	740	771
Tengizchevroil Finance International
4.000%, 08/15/26	655	549
Tengizchevroil Finance International
3.250%, 08/15/30	6,200	4,402
Transocean Pontus
6.125%, 08/01/25(A)	672	628
Tullow Oil
7.000%, 03/01/25	6,000	3,877
Tullow Oil
10.250%, 05/15/26	3,528	2,986
YPF
4.000%, 02/12/26(E)	14,346	11,991
2.500%, 06/30/29(E)	893	531

Total Petroleum & Fuel Products		200,423

Pharmaceuticals [0.5%]
Bausch Health
5.500%, 11/01/25(A)	900	714
Bausch Health
6.125%, 02/01/27(A)	300	208
Bausch Health
5.750%, 08/15/27(A)	275	187
Bausch Health
5.000%, 01/30/28(A)	625	233
5.000%, 02/15/29(A)	600	233
Bausch Health
4.875%, 06/01/28(A)	425	274
Bausch Health
6.250%, 02/15/29(A)	3,150	1,200
Bausch Health
7.250%, 05/30/29(A)	1,950	746
Bausch Health
5.250%, 01/30/30(A)	800	298
5.250%, 02/15/31(A)	375	146
Bausch Health Americas
9.250%, 04/01/26(A)	400	234
Bausch Health Americas
8.500%, 01/31/27(A)	1,975	839

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Catalent Pharma Solutions
3.500%, 04/01/30(A)		$675	$531
Cidron Aida Finco Sarl
5.000%, 04/01/28	EUR	400	321
Cidron Aida Finco Sarl
6.250%, 04/01/28	GBP	1,300	1,143
Emergent BioSolutions
3.875%, 08/15/28(A)		1,660	1,104
Grifols Escrow Issuer
4.750%, 10/15/28(A)		725	560
Jazz Securities DAC
4.375%, 01/15/29(A)		1,950	1,684
Kepler
6.750%, Euribor 3 Month + 5.750%, 05/15/29	EUR	200	188
Mallinckrodt International Finance
10.000%, 06/15/29(A)		829	452
Organon
4.125%, 04/30/28(A)		425	362
Organon
5.125%, 04/30/31(A)		1,750	1,438
Syneos Health
3.625%, 01/15/29(A)		1,525	1,214

Total Pharmaceuticals			14,309

Printing & Publishing [0.1%]
Cimpress
7.000%, 06/15/26(A)		3,537	2,405

Real Estate [0.1%]
PCPD Capital
5.125%, 06/18/26		5,000	3,903

Real Estate Investment Trusts [0.5%]
Brookfield Property REIT
5.750%, 05/15/26(A)		2,955	2,669
Brookfield Property REIT
4.500%, 04/01/27(A)		3,645	2,989
CIBANCO Institucion de Banca Multiple Trust CIB
4.375%, 07/22/31		3,565	2,516
Necessity Retail REIT
4.500%, 09/30/28(A)		1,290	961
Rithm Capital
6.250%, 10/15/25(A)		3,395	2,875
Trust Fibra Uno
6.390%, 01/15/50		1,745	1,224
Uniti Group
4.750%, 04/15/28(A)		$1,025	$810
Uniti Group
6.500%, 02/15/29(A)		1,300	871

Total Real Estate Investment Trusts			14,915

Real Estate Oper/Develop [1.3%]
Alam Sutera Realty
6.000%cash/6.250% PIK, 05/02/24		8,450	6,483
Arabian Centres Sukuk II
5.625%, 10/07/26		3,130	2,804
Central China Real Estate
7.250%, 04/24/23		1,405	596
7.250%, 08/13/24		3,100	732
CFLD Cayman Investment
8.625%, 02/28/21(B)		729	67
CFLD Cayman Investment
8.600%, 04/08/24		10,690	989
China Evergrande Group
8.250%, 03/23/22(B)		1,950	126
China Evergrande Group
10.000%, 04/11/23(B)		2,390	159
China Evergrande Group
7.500%, 06/28/23(B)		10,000	650
China Evergrande Group
8.750%, 06/28/25(B)		5,455	370
China SCE Group Holdings
7.250%, 04/19/23		1,510	517
Country Garden Holdings
5.125%, 01/17/25		2,600	851
Dar Al-Arkan Sukuk
6.750%, 02/15/25		2,145	2,079
Dar Al-Arkan Sukuk
6.875%, 02/26/27		4,675	4,377
Fantasia Holdings Group
15.000%, 12/18/21(B)		1,920	195
Fantasia Holdings Group
12.250%, 10/18/22		4,075	391
Fantasia Holdings Group
10.875%, 01/09/23		2,555	240
Fantasia Holdings Group
11.875%, 06/01/23		2,165	189
GTC Aurora Luxembourg
2.250%, 06/23/26	EUR	2,820	2,056
InRetail Shopping Malls
5.750%, 04/03/28		825	738
Kaisa Group Holdings
8.500%, 06/30/22(B)		4,562	493

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Kaisa Group Holdings
11.500%, 01/30/23(B)	$4,430	$484
Kaisa Group Holdings
10.875%, 07/23/23(B)	2,625	286
Kaisa Group Holdings
9.375%, 06/30/24(B)	4,682	511
Kaisa Group Holdings
11.250%, 04/16/25(B)	2,804	314
Kaisa Group Holdings
11.700%, 11/11/25(B)	2,021	223
MAF Global Securities
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.539%, 09/20/71	5,600	5,222
Pakuwon Jati
4.875%, 04/29/28	6,000	4,923
Redco Properties Group, MTN
9.900%, 02/17/24	2,905	443
Scenery Journey
11.500%, 10/24/22	2,310	104
Scenery Journey
12.000%, 10/24/23	6,797	297
Sunac China Holdings
7.250%, 06/14/22(B)	4,833	704
Sunac China Holdings
7.500%, 02/01/24(B)	3,206	470
Sunac China Holdings
6.500%, 01/10/25(B)	3,315	467
Yuzhou Group Holdings
6.350%, 01/13/27(B)	2,090	150
Yuzhou Group Holdings, MTN
7.813%, 01/21/23(B)	7,628	544
Zhenro Properties Group
8.700%, 08/03/22(B)	2,980	149
Zhenro Properties Group
6.500%, 09/01/22(B)	5,680	284
Zhenro Properties Group
9.150%, 05/06/23(B)	3,515	178
Zhenro Properties Group
7.875%, 04/14/24(B)	2,515	119

Total Real Estate Oper/Develop		40,974

Regional Banks-Non US [0.1%]
Emirates NBD Bank PJSC
6.125%, CMTUSD6Y + 3.656%, 09/20/71	4,500	4,340

Restaurants [0.3%]
1011778 BC ULC
4.375%, 01/15/28(A)	$850	$737
1011778 BC ULC
3.500%, 02/15/29(A)	625	514
1011778 BC ULC
4.000%, 10/15/30(A)	6,025	4,745
KFC Holding
4.750%, 06/01/27(A)	975	906
Yum! Brands
4.750%, 01/15/30(A)	925	808
Yum! Brands
3.625%, 03/15/31	825	659
Yum! Brands Inc
4.625%, 01/31/32	850	709

Total Restaurants		9,078

Retail [1.1%]
Arcos Dorados BV
6.125%, 05/27/29	2,400	2,173
Bath & Body Works
6.950%, 03/01/33	1,008	810
Bath & Body Works
6.750%, 07/01/36	985	812
BCPE Ulysses Intermediate
7.750%, 04/01/27(A)	650	442
Bloomin’ Brands
5.125%, 04/15/29(A)	1,400	1,167
BlueLinx Holdings
6.000%, 11/15/29(A)	885	695
Fertitta Entertainment
6.750%, 01/15/30(A)	1,575	1,197
FirstCash
4.625%, 09/01/28(A)	990	829
FirstCash
5.625%, 01/01/30(A)	1,124	960
Foot Locker
4.000%, 10/01/29(A)	2,590	2,006
Future Retail
5.600%, 01/22/25	16,200	810
Grupo Axo SAPI
5.750%, 06/08/26	3,510	2,735
InRetail Consumer
3.250%, 03/22/28	3,495	2,911
LBM Acquisition
6.250%, 01/15/29(A)	1,025	694
Macy’s Retail Holdings
5.875%, 04/01/29(A)	1,555	1,268
Macy’s Retail Holdings
6.125%, 03/15/32(A)	1,326	1,015

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Macy’s Retail Holdings
5.125%, 01/15/42		$850	$523
Michaels
5.250%, 05/01/28(A)		2,005	1,408
Michaels
7.875%, 05/01/29(A)		1,450	837
Park River Holdings
6.750%, 08/01/29(A)		1,020	677
QVC
5.450%, 08/15/34		4,160	2,497
Vivo Energy Investments BV
5.125%, 09/24/27		7,400	6,845

Total Retail			33,311

Retail (non-food/drug) [0.0%]
Afflelou SAS
4.250%, 05/19/26	EUR	300	257
eG Global Finance
6.250%, 10/30/25	EUR	1,200	1,017

Total Retail (non-food/drug)			1,274

Retailers [0.1%]
Academy
6.000%, 11/15/27(A)		1,050	953
Asbury Automotive Group
4.625%, 11/15/29(A)		800	639
Asbury Automotive Group
5.000%, 02/15/32(A)		700	536
Gap
3.625%, 10/01/29(A)		300	195
Gap
3.875%, 10/01/31(A)		450	286
Kontoor Brands
4.125%, 11/15/29(A)		450	358
NMG Holding
7.125%, 04/01/26(A)		525	482
William Carter
5.625%, 03/15/27(A)		375	351

Total Retailers			3,800

Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(B)		4,275	1,197

Services [0.2%]
Bach Bidco
4.250%, Euribor 3 Month + 4.250%, 10/15/28	EUR	300	268
Castor
6.250%, Euribor 3 Month + 5.250%, 02/15/29	EUR	2,100	1,875
Emeria SASU
3.375%, 03/31/28	EUR	700	553
Kapla Holding SAS
4.250%, Euribor 3 Month + 3.250%, 12/15/26	EUR	1,592	1,393
Promontoria Holding 264 BV
6.375%, 03/01/27	EUR	700	634
Promontoria Holding 264 BV
6.745%, Euribor 3 Month + 6.125%, 03/01/27	EUR	420	381
Summer BC Holdco B SARL
5.750%, 10/31/26	EUR	1,000	833

Total Services			5,937

Steel & Steel Works [0.4%]
CAP
3.900%, 04/27/31		$7,925	$5,584
CSN Islands XI
6.750%, 01/28/28		4,720	4,089
CSN Resources
5.875%, 04/08/32(A)		1,075	782
POSCO Holdings
0.000%, 09/01/26(C)	EUR	2,400	2,131

Total Steel & Steel Works			12,586

Supermarkets [0.1%]
Albertsons
3.500%, 02/15/23(A)		300	297
3.500%, 03/15/29(A)		1,025	826
Albertsons
3.250%, 03/15/26(A)		625	549
Albertsons
7.500%, 03/15/26(A)		1,075	1,081

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 85

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Albertsons
5.875%, 02/15/28(A)	$950	$876

Total Supermarkets		3,629

Technology [1.8%]
Ams
7.000%, 07/31/25(A)	1,050	949
AthenaHealth Group
6.500%, 02/15/30(A)	5,075	4,012
Black Knight InfoServ
3.625%, 09/01/28(A)	1,475	1,252
Boxer Parent
9.125%, 03/01/26(A)	1,300	1,249
Cars.com
6.375%, 11/01/28(A)	1,850	1,577
Central Parent
7.250%, 06/15/29(A)	1,800	1,711
Ciena
4.000%, 01/31/30(A)	300	250
Clarivate Science Holdings
3.875%, 07/01/28(A)	350	289
Clarivate Science Holdings
4.875%, 07/01/29(A)	1,575	1,233
Coherent
5.000%, 12/15/29(A)	1,950	1,613
Condor Merger Sub
7.375%, 02/15/30(A)	4,400	3,542
Consensus Cloud Solutions
6.000%, 10/15/26(A)	825	727
Consensus Cloud Solutions
6.500%, 10/15/28(A)	1,400	1,189
Dun & Bradstreet
5.000%, 12/15/29(A)	1,075	877
Elastic
4.125%, 07/15/29(A)	3,471	2,742
Entegris Escrow
5.950%, 06/15/30(A)	950	867
Fair Isaac
4.000%, 06/15/28(A)	600	511
Gartner
4.500%, 07/01/28(A)	625	559
Gartner
3.750%, 10/01/30(A)	300	245
GoTo Group
5.500%, 09/01/27(A)	2,650	1,625
HealthEquity
4.500%, 10/01/29(A)	1,525	1,308
Helios Software Holdings
4.625%, 05/01/28(A)	1,750	1,317
Millennium Escrow
6.625%, 08/01/26(A)	$1,125	$889
NCR
5.750%, 09/01/27(A)	300	272
NCR
5.000%, 10/01/28(A)	575	453
NCR
5.125%, 04/15/29(A)	2,815	2,111
NCR
6.125%, 09/01/29(A)	1,350	1,162
NCR
5.250%, 10/01/30(A)	1,800	1,359
Open Text
3.875%, 02/15/28(A)	1,500	1,241
Open Text Holdings
4.125%, 12/01/31(A)	350	266
Picard Midco
6.500%, 03/31/29(A)	250	212
Rackspace Technology Global
3.500%, 02/15/28(A)	1,800	1,190
Rackspace Technology Global
5.375%, 12/01/28(A)	2,250	1,022
Rocket Software
6.500%, 02/15/29(A)	2,850	2,109
Science Applications International
4.875%, 04/01/28(A)	1,575	1,403
Seagate HDD Cayman
3.125%, 07/15/29	1,575	1,154
Seagate HDD Cayman
3.375%, 07/15/31	1,075	750
Seagate HDD Cayman
5.750%, 12/01/34	870	691
Sensata Technologies
3.750%, 02/15/31(A)	425	335
Sensata Technologies BV
4.000%, 04/15/29(A)	600	497
Sensata Technologies BV
5.875%, 09/01/30(A)	475	444
SS&C Technologies
5.500%, 09/30/27(A)	2,625	2,394
Synaptics
4.000%, 06/15/29(A)	1,525	1,228
TTM Technologies
4.000%, 03/01/29(A)	775	624
Veritas US
7.500%, 09/01/25(A)	2,000	1,532
Viavi Solutions
3.750%, 10/01/29(A)	325	260

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
ZipRecruiter
5.000%, 01/15/30(A)		$2,210	$1,785

Total Technology			55,027

Technology, Electronics, Software & IT [0.1%]
Cedacri Mergeco SPA
4.946%, Euribor 3 Month + 4.625%, 05/15/28	EUR	1,600	1,454
TeamSystem
3.750%, Euribor 3 Month + 3.750%, 02/15/28	EUR	1,250	1,112

Total Technology, Electronics, Software & IT			2,566

Telecommunications [0.2%]
Altice Financing
3.000%, 01/15/28	EUR	600	442
Altice Financing
4.250%, 08/15/29	EUR	1,400	1,060
Altice France
3.375%, 01/15/28	EUR	650	483
Altice France
4.000%, 07/15/29	EUR	700	518
Altice France Holding
4.000%, 02/15/28	EUR	500	300
Eolo
4.875%, 10/21/28	EUR	600	484
United Group BV
3.571%, Euribor 3 Month + 3.250%, 02/15/26	EUR	1,450	1,201
United Group BV
3.625%, 02/15/28	EUR	300	204
United Group BV
5.142%, Euribor 3 Month + 4.875%, 02/01/29(A)	EUR	1,100	887

Total Telecommunications			5,579

Telephones & Telecommunications [3.0%]
Altice France
8.125%, 02/01/27(A)		1,625	1,452
Altice France Holding
10.500%, 05/15/27(A)		920	721
America Movil
5.375%, 04/04/32(A)		4,570	3,932
Axian Telecom
7.375%, 02/16/27(A)		$7,470	$6,779
Axtel
6.375%, 11/14/24		2,173	1,531
6.375%, 11/14/24(A)		5,200	3,638
C&W Senior Financing DAC
6.875%, 09/15/27		10,650	8,641
CT Trust
5.125%, 02/03/32		3,080	2,324
5.125%, 02/03/32(A)		7,280	5,478
Digicel
6.750%, 03/01/23		2,180	1,297
6.750%, 03/01/23(A)		7,800	4,625
Digicel Group 0.5
8.000%, 04/01/25		5	2
Digicel International Finance
8.000%, 12/31/26		1	1
Iliad Holding SASU
6.500%, 10/15/26(A)		1,800	1,574
Iliad Holding SASU
7.000%, 10/15/28(A)		960	822
Internap Holdings LLC
0.000%,(C)		61	9
Kenbourne Invest
4.700%, 01/22/28		2,865	2,178
Liquid Telecommunications Financing
5.500%, 09/04/26		3,200	2,544
Mauritius Investments
6.500%, 10/13/26		2,890	2,792
Millicom International Cellular
6.250%, 03/25/29		1,544	1,313
Millicom International Cellular
4.500%, 04/27/31		3,581	2,561
Network i2i
3.975%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.390%, 06/03/71		2,680	2,188
Oi
10.000%cash or 8.000% cash/4.000% PIK, 07/27/25		14,514	4,298
Oztel Holdings SPC
5.625%, 10/24/23		1,440	1,428
Oztel Holdings SPC
6.625%, 04/24/28		7,435	7,193

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Sixsigma Networks Mexico
7.500%, 05/02/25	$3,720	$3,091
T-Mobile USA
2.625%, 04/15/26	3,335	3,022
Turk Telekomunikasyon
6.875%, 02/28/25	8,270	7,249
Turkcell Iletisim Hizmetleri
5.800%, 04/11/28	855	680
Viasat
5.625%, 04/15/27(A)	1,605	1,348
Viasat
6.500%, 07/15/28(A)	1,885	1,254
VTR Comunicaciones
5.125%, 01/15/28	5,070	3,426
VTR Comunicaciones
4.375%, 04/15/29	5,701	3,536

Total Telephones & Telecommunications		92,927

Textile-Products [0.1%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24	15,640	1,095
Prime Bloom Holdings
6.950%, 07/05/22	16,500	2,392
Sri Rejeki Isman
7.250%, 01/16/25	16,589	850

Total Textile-Products		4,337

Transportation Services [0.8%]
Adani International Container Terminal Pvt
3.000%, 02/16/31	2,784	2,138
Alfa
6.875%, 03/25/44	1,600	1,395
Carnival
9.875%, 08/01/27(A)	2,675	2,628
DP World Crescent, MTN
3.750%, 01/30/30	299	269
Empresa de Transporte de Pasajeros Metro
4.700%, 05/07/50	315	238
Georgian Railway JSC
4.000%, 06/17/28	5,600	4,375
JSW Infrastructure
4.950%, 01/21/29(A)	4,500	3,495
Kazakhstan Temir Zholy Finance BV
6.950%, 07/10/42	418	415
NCL
5.875%, 02/15/27(A)	1,905	1,588
Royal Caribbean Cruises
5.500%, 08/31/26(A)	$990	$750
Royal Caribbean Cruises
5.375%, 07/15/27(A)	1,399	1,029
Rumo Luxembourg Sarl
4.200%, 01/18/32	4,200	3,259
Stena International
6.125%, 02/01/25(A)	1,200	1,126
Watco
6.500%, 06/15/27(A)	1,825	1,661

Total Transportation Services		24,366

Utility - Electric [0.6%]
Calpine
5.250%, 06/01/26(A)	289	272
Calpine
4.500%, 02/15/28(A)	925	815
Calpine
5.125%, 03/15/28(A)	1,375	1,181
Calpine
4.625%, 02/01/29(A)	725	591
Calpine
5.000%, 02/01/31(A)	475	376
Calpine
3.750%, 03/01/31(A)	825	646
Enviva Partners
6.500%, 01/15/26(A)	3,225	3,049
NRG Energy
6.625%, 01/15/27	235	230
NRG Energy
5.750%, 01/15/28	1,950	1,803
NRG Energy
3.375%, 02/15/29(A)	550	441
NRG Energy
5.250%, 06/15/29(A)	1,520	1,330
NRG Energy
3.625%, 02/15/31(A)	200	156
NRG Energy
3.875%, 02/15/32(A)	900	702
TerraForm Power Operating
5.000%, 01/31/28(A)	1,125	990
TerraForm Power Operating
4.750%, 01/15/30(A)	500	424
Vistra Operations
5.500%, 09/01/26(A)	1,800	1,674
Vistra Operations
5.625%, 02/15/27(A)	3,525	3,307

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Vistra Operations
5.000%, 07/31/27(A)		$700	$632

Total Utility - Electric			18,619

Utility - Electricity [0.1%]
Energia Group NI FinanceCo
4.750%, 09/15/24	GBP	2,000	2,010

Water [0.1%]
Aegea Finance Sarl
6.750%, 05/20/29(A)		3,650	3,327

Wireless Communications [0.1%]
Sprint
7.625%, 02/15/25		1,000	1,025
7.625%, 03/01/26		800	828
T-Mobile USA
4.750%, 02/01/28		325	307
T-Mobile USA
2.625%, 02/15/29		1,175	970
T-Mobile USA
3.375%, 04/15/29		1,350	1,165

Total Wireless Communications			4,295

Total Corporate Bonds
Cost ($2,175,123)			1,597,262

Loan Participations [20.1%]
Aerospace and Defense [0.2%]
MB Aerospace Holdings II Corp., Initial Term Loan, 1st Lien
7.174%, LIBOR + 3.500%, 01/22/25		666	571
Peraton Corp., Term B Loan, 1st Lien
6.865%, LIBOR + 3.750%, 02/01/28		1,494	1,414
Peraton Corp., Term B-1 Loan, 2nd Lien
10.568%, LIBOR + 7.750%, 02/01/29		510	481
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), 2021 Refinancing Term Loan, 1st Lien
6.865%, LIBOR + 3.750%, 01/15/25		835	825
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
5.924%, LIBOR + 2.250%, 12/09/25		$1,517	$1,451

Total Aerospace and Defense			4,742

Automobile [0.2%]
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
5.040%, LIBOR + 2.250%, 04/06/24		1,205	1,176
American Trailer World Corp., Initial Term Loan, 1st Lien
6.884%, CME Term SOFR + 3.750%, 03/03/28		1,071	969
Bright Bidco B.V., 2018 Refinancing Term B Loan, 1st Lien
6.514%, LIBOR + 3.500%, 06/30/24		952	320
CWGS Group, LLC, Initial Term Loan, 1st Lien
5.318%, LIBOR + 2.500%, 06/03/28		1,231	1,080
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
7.424%, LIBOR + 3.750%, 10/04/28		951	871
RVR Dealership Holdings, LLC, Term Loan, 1st Lien
6.868%, CME Term SOFR + 3.750%, 02/08/28		1,097	964

Total Automobile			5,380

Automotive [0.1%]
Autokiniton US Holdings (L&W), Term Loan, 1st Lien
7.185%, 04/06/28(F)		1,412	1,298
Clarios Global LP, Amendment No. 1 Euro Term Loan, 1st Lien
3.935%, Euribor + 3.250%, 04/30/26		2,900	2,545

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Safe Fleet, Delayed Term Loan, 1st Lien
7.783%, 02/23/29	$499	$489

Total Automotive		4,332

Beverage, Food and Tobacco [0.2%]
CHG PPC Parent LLC, 2021-1 US Term Loan, 1st Lien
6.125%, LIBOR + 3.000%, 12/08/28	841	803
Milk Specialties Company, Initial Term Loan (2021), 1st Lien
7.674%, LIBOR + 4.000%, 08/15/25	830	807
Naked Juice LLC, Initial Loan, 2nd Lien
9.653%, CME Term SOFR + 6.000%, 01/24/30	670	606
Naked Juice LLC, Initial Term Loan, 1st Lien
6.903%, CME Term SOFR + 3.250%, 01/24/29	563	515
Whole Earth Brands, Inc., Term Loan, 1st Lien
8.203%, CME Term SOFR + 4.500%, 02/05/28	1,507	1,402
Woof Holdings, Inc., Initial Term Loan, 1st Lien
7.315%, LIBOR + 3.750%, 12/21/27	1,221	1,151

Total Beverage, Food and Tobacco		5,284

Broadcasting and Entertainment [0.6%]
Altice Financing S.A., March 2017 Refinancing Term Loan, 1st Lien
5.262%, LIBOR + 2.750%, 07/15/25	2,153	2,021
Altice Financing S.A., October 2017 USD Term Loan, 1st Lien
5.262%, LIBOR + 2.750%, 01/31/26	1,442	1,346
Altice France S.A., USD TLB-13 Incremental Term Loan, 1st Lien
6.905%, LIBOR + 4.000%, 08/14/26	2,208	1,998
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
4.870%, LIBOR + 1.750%, 02/01/27	$925	$889
CMG Media Corporation, 2021 Term B Loan, 1st Lien
6.615%, LIBOR + 3.500%, 12/17/26	792	740
CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien
5.068%, LIBOR + 2.250%, 07/17/25	2,088	1,985
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
8.115%, LIBOR + 5.000%, 08/02/27	2,946	2,737
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
5.678%, LIBOR + 2.563%, 05/01/26	1,257	1,213
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
5.556%, LIBOR + 2.750%, 07/31/25	734	668
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
4.818%, LIBOR + 2.000%, 04/30/28	1,795	1,699
Univision Communications Inc., 2021 Replacement Converted First-Lien Term Loan, 1st Lien
6.365%, LIBOR + 3.250%, 03/15/26	1,816	1,721
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
5.318%, LIBOR + 2.500%, 04/30/28	1,460	1,391

Total Broadcasting and Entertainment		18,408

Building & Development [0.0%]
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
6.118%, LIBOR + 3.750%, 10/15/28	484	434

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Buildings and Real Estate [0.5%]
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, 1st Lien
5.865%, LIBOR + 2.750%, 05/15/26		$666	$623
Brookfield WEC Holdings Inc., Initial Term Loan (2021), 1st Lien
5.865%, LIBOR + 2.750%, 08/01/25		2,005	1,913
Centuri Group, Inc., Initial Term Loan, 1st Lien
5.570%, LIBOR + 2.500%, 08/27/28		471	454
CPG International LLC, Closing Date Term Loan, 1st Lien
4.092%, CME Term SOFR + 2.500%, 04/28/29		545	524
Crown Subsea Communications Holding, Inc. , Initial Term Loan, 1st Lien
7.314%, LIBOR + 4.750%, 04/27/27		721	694
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
6.615%, LIBOR + 3.500%, 12/08/25		700	682
Foundation Building Materials, Inc., Initial Term Loan, 1st Lien
6.056%, LIBOR + 3.250%, 01/31/28		849	763
Griffon Corporation, Term B Loan, 1st Lien
5.490%, CME Term SOFR + 2.500%, 01/24/29		2,298	2,204
Mannington Mills, Inc., Tranche B-1 Loan, 1st Lien
7.424%, LIBOR + 3.750%, 08/06/26		1,282	1,160
Michael Baker International, LLC, Initial Term Loan, 1st Lien
8.115%, LIBOR + 5.000%, 12/01/28		516	501
Oscar AcquisitionCo, LLC, Term B Loan, 1st Lien
8.153%, CME Term SOFR + 4.500%, 04/29/29		$775	$708
QUIKRETE Holdings, Inc., B-1 Fourth Amendment Loan, 1st Lien
6.115%, LIBOR + 3.000%, 06/11/28		736	707
QUIKRETE Holdings, Inc., Initial Loan, 1st Lien
5.740%, LIBOR + 2.625%, 02/01/27		1,995	1,912
Smyrna Ready Mix Concrete, LLC, Initial Term Loan, 1st Lien
7.384%, CME Term SOFR + 4.250%, 04/02/29		608	580
Standard Industries Inc., Initial Term Loan, 1st Lien
6.675%, LIBOR + 2.500%, 09/22/28		2,171	2,102
WireCo WorldGroup Inc., Initial Term Loan, 1st Lien
7.188%, LIBOR + 4.250%, 11/13/28		692	666

Total Buildings and Real Estate			16,193

Cable [0.2%]
Virgin Media SFA Financial Limited, Term Loan 1st Lien
2.500%, 01/31/29		1,000	889
VMED 02 UK 4 Holdco Limited, Term Loan, 1st Lien
3.250%, 01/31/29		2,000	1,810
Ziggo B.V., Term Loan H Facility, 1st Lien
3.764%, Euribor + 3.000%, 01/31/29	EUR	4,000	3,511

Total Cable			6,210

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 91

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Cargo Transport [0.2%]
Daseke Companies, Inc., Initial Term Loan (2021), 1st Lien
7.060%, LIBOR + 4.000%, 03/09/28	$1,872	$1,785
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien
6.615%, LIBOR + 3.500%, 04/06/26	906	833
ENC Parent Corporation, Delayed Draw Term Loan, 1st Lien
4.250%, 08/19/28	63	59
ENC Parent Corporation, Initial Term Loan, 1st Lien
7.924%, LIBOR + 4.250%, 08/19/28	706	657
First Student Bidco Inc., Initial Term B Loan, 1st Lien
6.642%, LIBOR + 3.000%, 07/21/28	345	319
First Student Bidco Inc., Initial Term C Loan, 1st Lien
6.642%, LIBOR + 3.000%, 07/21/28	128	118
LaserShip, Inc., Initial Loan, 2nd Lien
10.377%, LIBOR + 7.500%, 05/07/29	645	490
LaserShip, Inc., Initial Term Loan, 1st Lien
7.377%, LIBOR + 4.500%, 05/07/28	736	618

Total Cargo Transport		4,879

Chemicals [0.3%]
Consolidated Energy Limited Term Loan B
5.293%, LIBOR + 2.500%, 05/07/25	1,816	1,734
INEOS Enterprises Holdings Limited, Refinancing Tranche B Dollar Term Loan, 1st Lien
6.570%, LIBOR + 3.500%, 08/28/26	1,437	1,358
Momentive Performance Term Loan B
5.780%, 05/15/24	$1,290	$1,250
PQ Corp, Term Loan B, 1st Lien
5.306%, 05/26/28	672	639
Ravago, Term Loan B, 1st Lien
4.760%, 02/18/28	1,743	1,669
Styrolution, Term Loan, 1st Lien
4.524%, 01/22/27	804	740
Tronox Finance, Term Loan B, 1st Lien
4.774%, 03/02/28	165	156
Vantage Specialty Chemicals, Inc., Initial Loan, 2nd Lien
11.320%, LIBOR + 8.250%, 10/20/25	790	760

Total Chemicals		8,306

Chemicals, Plastics and Rubber [0.9%]
ARC Falcon I Inc., Initial Term Loan, 1st Lien
6.865%, LIBOR + 3.750%, 09/30/28	1,732	1,594
Aruba Investments, Term Loan, 1st Lien
4.680%, 10/28/27	988	890
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 1st Lien
8.831%, CME Term SOFR + 4.750%, 08/27/26	1,084	1,060
Bakelite US Holdco, Inc., Initial Loan, 1st Lien
7.669%, CME Term SOFR + 4.000%, 05/29/29	574	533
Colouroz Investment 1 GMBH, Initial Term C Loan, 1st Lien
5.250%, PIK Interest + 0.750%, 09/21/23	274	221
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
5.250%, PIK Interest + 0.750%, 09/21/23	970	783

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 92

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Herens Holdco S.a r.l., Facility B (EUR), 1st Lien
5.193%, Euribor + 4.000%, 07/03/28	$500	$423
Herens Holdco S.a r.l., Facility B (USD), 1st Lien
7.674%, LIBOR + 4.000%, 07/03/28	964	856
ILPEA Parent Inc., Term Loan, 1st Lien
7.620%, LIBOR + 4.500%, 06/22/28	628	603
INEOS Enterprises Holdings Limited, Refinancing Tranche B Euro Term Loan, 1st Lien
3.250%, Euribor + 3.250%, 08/28/26	1,000	895
Ineos Group Holdings Ltd, Term Loan, 1st Lien
3.250%, 10/23/27	985	847
INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 1st Lien
5.865%, LIBOR + 2.750%, 01/29/26	1,064	990
INEOS Styrolution Group GmbH, 2026 Tranche B Euro Term Loan, 1st Lien
3.435%, Euribor + 2.750%, 01/21/26	1,500	1,302
Ineos US Finance LLC, 2028 Dollar Term Loan, 1st Lien
5.615%, LIBOR + 2.500%, 11/08/28	1,174	1,101
Ineos US Finance LLC, New 2024 Dollar Term Loan, 1st Lien
5.115%, LIBOR + 2.000%, 04/01/24	234	226
Kraton Corporation, Initial Dollar Term Loan, 1st Lien
6.718%, CME Term SOFR + 3.250%, 03/15/29	741	713
LSF11 Skyscraper Holdco Sarl, Term Loan, 1st Lien
3.500%, 09/29/27	1,500	1,394
Manchester Acquisition Sub LLC, Initial Term Loan, 1st Lien
8.847%, CME Term SOFR + 5.750%, 12/01/26	$854	$734
Neptune Husky US BidCo LLC, Initial Term Loan, 1st Lien
8.553%, CME Term SOFR + 5.000%, 01/03/29	800	656
Nobian Finance BV, Term Loan, 1st Lien
3.200%, 06/25/26	1,340	1,052
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
5.865%, LIBOR + 2.750%, 10/01/25	1,595	1,493
PMHC II, Inc., Initial Term Loan, 1st Lien
6.977%, CME Term SOFR + 4.250%, 04/23/29	1,275	1,024
Rain Carbon GmbH, Term Loan, 1st Lien
3.532%, 01/16/25	1,000	914
Root Bidco Sarl, Term Loan, 1st Lien
0.000%, 09/29/27(G)	1,000	934
Sirona Bidco, Term Loan, 1st Lien
5.263%, 10/20/28	2,500	2,224
Sparta U.S. Holdco LLC, Initial Term Loan, 1st Lien
5.803%, LIBOR + 3.250%, 08/02/28	491	465
Trinseo Materials Operating S.C.A., 2018 Refinancing Term Loan, 1st Lien
5.115%, LIBOR + 2.000%, 09/06/24	713	683
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
5.615%, LIBOR + 2.500%, 05/03/28	755	691

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 93

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Tronox Finance LLC, 2022 Incremental Term Loan, 1st Lien
6.803%, CME Term SOFR + 3.250%, 04/04/29	$662	$631
U.S. Silica Company, Term Loan, 1st Lien
7.125%, LIBOR + 4.000%, 05/01/25	1,080	1,036
Vantage Specialty Chemicals, Inc., Closing Date Term Loan, 1st Lien
7.174%, LIBOR + 3.500%, 10/28/24	605	580

Total Chemicals, Plastics and Rubber		27,548

Communication Services [0.1%]
Cogeco Communications Finance, LP, Incremental Term Loan, 1st Lien
5.024%, 09/01/28(F)	995	959
Lorca Holdco Limited, Facility B2, 1st Lien
3.999%, Euribor + 3.750%, 09/17/27	2,000	1,793

Total Communication Services		2,752

Consumer Discretionary [0.1%]
Amaya, Term Loan, Lien 1
0.000%, 09/16/28(G)	1,450	1,413
Camping World, Term Loan, 1st Lien
6.954%, 06/03/28	726	687
Patagonia, Cov-Lite Term Loan B, 1st Lien
8.386%, 08/01/29	640	512
Restoration Hardware, Term Loan B, 1st Lien
5.024%, 10/20/28	926	818

Total Consumer Discretionary		3,430

Consumer Durables [0.0%]
Justrite (Safety Products) Delay Draw
7.024%, 06/28/26	47	43
Justrite (Safety Products) Term Loan B
7.024%, 06/28/26	$862	$793

Total Consumer Durables		836

Consumer Products [0.2%]
Philips DA, Term Loan, 1st Lien
3.500%, 06/09/28	2,500	1,767
Rainbow UK Holdco Limited, Facility B2, 1st Lien
4.658%, Euribor + 3.750%, 02/23/29	1,000	871
Stiga SPA, Term Loan B-1, 1st Lien
4.750%, 03/02/26	2,584	2,406
Zara UK Midco, Term Loan, 1st Lien
0.000%, 02/03/25(G)	1,000	884

Total Consumer Products		5,928

Consumer Staples [0.0%]
Tate & Lyle/Primary Products, Term Loan, 1st Lien
6.227%, 10/25/28	663	639

Containers, Packaging and Glass [0.2%]
Berlin Packaging L.L.C., Tranche B-4 Initial Term Loan, 1st Lien
5.820%, LIBOR + 3.250%, 03/11/28	1,123	1,055
Berlin Packaging L.L.C., Tranche B-5 Term Loan, 1st Lien
6.320%, LIBOR + 3.750%, 03/11/28	495	466
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
6.115%, LIBOR + 3.000%, 08/04/27	1,603	1,524
Kleopatra Finco S.a r.l., Facility B (USD), 1st Lien
8.259%, CME Term SOFR + 4.750%, 02/12/26	918	776

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 94

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Packaging Coordinators Midco, Inc., Term B Loan, 1st Lien
7.424%, LIBOR + 3.750%, 11/30/27	$722	$685
Pregis TopCo LLC, Initial Term Loan, 1st Lien
6.806%, LIBOR + 4.000%, 07/31/26	950	903
Tricorbraun Holdings, Inc., Closing Date Initial Term Loan, 1st Lien
6.365%, LIBOR + 3.250%, 03/03/28	1,201	1,125
Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 1st Lien
6.924%, LIBOR + 3.250%, 10/17/24	798	776

Total Containers, Packaging and Glass		7,310

Diversified Media [0.1%]
Banijay Entertainment S.A.S. , Facility B (USD), 1st Lien
6.303%, LIBOR + 3.750%, 03/01/25	965	930
Harland Clarke, Term Loan, 1st Lien
10.000%, 06/16/26	1,203	832

Total Diversified Media		1,762

Diversified Natural Resources, Precious Metals and Minerals [0.1%]
Domtar Corporation, Initial Term Loan, 1st Lien
8.256%, LIBOR + 5.500%, 11/30/28	1,054	1,002
Schweitzer-Mauduit International, Inc., Term B Loan, 1st Lien
6.875%, LIBOR + 3.750%, 04/20/28	1,442	1,337
Spa Holdings 3 Oy, Facility B (USD), 1st Lien
7.424%, LIBOR + 3.750%, 02/04/28	745	686

Total Diversified Natural Resources, Precious Metals and Minerals		3,025

Diversified/Conglomerate Service [1.0%]
Agiliti Health, Inc., Amendment No. 2 Term Loan, 1st Lien
5.375%, LIBOR + 2.750%, 01/04/26	$711	$687
Amentum Government Services Holdings LLC, Tranche 3 Term Loan, 1st Lien
7.558%, CME Term SOFR + 4.000%, 02/15/29	1,746	1,663
APX Group, Inc., Initial Term Loan, 1st Lien
6.243%, LIBOR + 3.250%, 07/10/28	1,406	1,326
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan Retired 10/03/2022, 1st Lien
7.750%, Prime Rate + 1.500%, 03/01/24	3,428	3,415
Employbridge Holding Company, Term B Loan, 1st Lien
8.424%, LIBOR + 4.750%, 07/19/28	1,188	1,055
Energize Holdco LLC, Initial Term Loan, 1st Lien
6.865%, LIBOR + 3.750%, 12/08/28	701	654
Ensono, Inc., Initial Term Loan, 1st Lien
6.865%, LIBOR + 3.750%, 05/26/28	1,047	896
Holding Socotec, Facility B USD Tranche, 1st Lien
7.674%, LIBOR + 4.000%, 06/30/28	688	636
Marnix SAS, Facility B (USD), 1st Lien
5.290%, SOFR + 3.750%, 08/04/28	899	851
Maverick Bidco Inc., Closing Date Initial Term Loan, 1st Lien
6.556%, LIBOR + 3.750%, 05/18/28	610	580
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
6.365%, LIBOR + 3.250%, 10/23/28	1,985	1,822

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 95

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Mermaid Bidco Inc., Additional Term Facility (USD), 1st Lien
6.302%, LIBOR + 3.500%, 12/22/27	$1,195	$1,112
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
7.320%, LIBOR + 4.250%, 09/01/28	1,272	1,173
NAB Holdings, LLC, Initial Term Loan, 1st Lien
6.703%, CME Term SOFR + 3.000%, 11/23/28	715	678
National Intergovernmental Purchasing Alliance Company, Initial Term Loan, 1st Lien
6.534%, LIBOR + 3.500%, 05/23/25	525	506
Osmose Utilities Services, Inc., Initial Term Loan, 1st Lien
6.365%, LIBOR + 3.250%, 06/23/28	1,010	924
Physician Partners, LLC, Initial Term Loan, 1st Lien
7.134%, CME Term SOFR + 4.000%, 12/23/28	567	532
PODS, LLC, Initial Term Loan, 1st Lien
6.115%, LIBOR + 3.000%, 03/31/28	719	679
R.R. Donnelley & Sons Company, Replacement Term Loan, 1st Lien
8.134%, CME Term SOFR + 5.000%, 11/01/26	485	465
R1 RCM Inc., Initial Term B Loan, 1st Lien
6.034%, CME Term SOFR + 3.000%, 06/21/29	515	506
Refficiency Holdings LLC, Initial DDTL (2021), 1st Lien
6.865%, LIBOR + 3.750%, 12/16/27	154	147
Refficiency Holdings LLC, Initial Term Loan (2021), 1st Lien
6.865%, LIBOR + 3.750%, 12/16/27	$787	$751
RXB Holdings, Inc., Initial Term Loan, 1st Lien
6.609%, LIBOR + 4.500%, 12/20/27(D)	1,062	1,003
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
4.865%, LIBOR + 1.750%, 11/16/26	994	957
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1st Lien
5.365%, LIBOR + 2.250%, 12/01/28	1,536	1,485
United Talent Agency, LLC, Term B Loan, 1st Lien
7.190%, CME Term SOFR + 4.000%, 07/07/28(D)	535	502
Venga Finance S.a r.l., Initial Dollar Term Loan, 1st Lien
7.820%, LIBOR + 4.750%, 06/28/29	1,000	920
Vizient, Inc., Term B-7 Loan, 1st Lien
5.368%, CME Term SOFR + 2.250%, 05/16/29	549	546
VM Consolidated, Inc., Initial Term Loan, 1st Lien
6.127%, LIBOR + 3.250%, 03/24/28	444	432
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
5.870%, LIBOR + 2.750%, 05/18/25	4,061	3,866

Total Diversified/Conglomerate Service		30,769

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 96

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Ecological [0.0%]
GFL Environmental Inc., 2020 Refinancing Term Loan, 1st Lien
5.806%, LIBOR + 3.000%, 05/30/25	$1,004	$992

Electrical [0.0%]
Vertiv Group, Term Loan, 1st Lien
5.303%, 03/02/27(F)	327	311

Electronics [1.4%]
Allegro MicroSystems, Inc., Initial Term Loan, 1st Lien
6.865%, LIBOR + 3.750%, 09/30/27	130	126
Apttus Corporation, Initial Term Loan, 1st Lien
7.117%, LIBOR + 4.250%, 05/08/28	594	544
AQA Acquisition Holding, Inc., Initial Term Loan, 1st Lien
7.320%, LIBOR + 4.250%, 03/03/28	820	780
Aretec Group, Inc. (fka RCS Capital Corporation), Initial Term Loan, 1st Lien
7.384%, CME Term SOFR + 4.250%, 10/01/25	1,164	1,140
Astra Acquisition Corp., Term B Loan, 1st Lien
8.365%, LIBOR + 5.250%, 10/25/28	281	238
athenahealth Group Inc., Initial DDTL, 1st Lien
3.500%, 02/15/29	351	314
athenahealth Group Inc., Initial Term Loan, 1st Lien
6.576%, CME Term SOFR + 3.500%, 02/15/29	2,064	1,845
Brave Parent Holdings, Inc., Initial Term Loan, 1st Lien
7.115%, LIBOR + 4.000%, 04/18/25	888	864
Cloudera, Inc., Initial Term Loan, 1st Lien
6.865%, LIBOR + 3.750%, 10/08/28	$746	$653
Cloudera, Inc., Initial Term Loan, 2nd Lien
9.115%, LIBOR + 6.000%, 10/08/29	400	336
Conduent Business Services, LLC, Initial Term B Loan, 1st Lien
7.365%, LIBOR + 4.250%, 10/16/28	247	236
ConnectWise, LLC, Initial Term Loan, 1st Lien
7.174%, LIBOR + 3.500%, 09/29/28	1,047	976
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
8.115%, LIBOR + 5.000%, 01/04/26	707	502
Digi International Inc., Initial Term Loan, 1st Lien
6.848%, LIBOR + 5.000%, 11/01/28	802	780
Electronics for Imaging, Inc., Initial Term Loan, 1st Lien
8.115%, LIBOR + 5.000%, 07/23/26	1,101	881
Evercommerce Solutions Inc., Term Loan, 1st Lien
6.365%, LIBOR + 3.250%, 07/06/28	926	879
Gogo Intermediate Holdings LLC, Initial Term Loan, 1st Lien
6.556%, LIBOR + 3.750%, 04/30/28	533	516
Idera, Inc., Term B-1 Loan, 1st Lien
6.320%, LIBOR + 3.750%, 03/02/28	425	393
Instructure Holdings, Inc., Initial Term Loan, 1st Lien
6.121%, LIBOR + 2.750%, 10/30/28	721	700

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 97

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
LSF9 Atlantis Holdings, LLC, Term Loan, 1st Lien
10.803%, CME Term SOFR + 7.250%, 03/31/29	$600	$569
Magenta Buyer LLC, Initial Term Loan, 1st Lien
7.870%, LIBOR + 4.750%, 07/27/28	2,267	2,040
McAfee Corp., Tranche B-1 Term Loan, 1st Lien
6.362%, CME Term SOFR + 3.750%, 03/01/29	1,890	1,719
MeridianLink, Inc., Initial Term Loan, 1st Lien
5.877%, LIBOR + 3.000%, 11/10/28	856	815
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
6.865%, LIBOR + 3.750%, 09/13/24	1,385	1,316
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
6.865%, LIBOR + 3.750%, 09/13/24	2,245	2,135
NortonLifeLock Inc., Initial Tranche B Term Loan , 1st Lien
4.848%, CME Term SOFR + 2.000%, 09/12/29	1,935	1,857
Orchid Merger Sub II, LLC, Initial Term Loan, 1st Lien
7.578%, CME Term SOFR + 4.750%, 07/27/27	825	779
Orion Advisor Solutions, Inc., 2021 Refinancing Term Loan, 1st Lien
6.556%, LIBOR + 3.750%, 09/24/27	696	655
Ping Identity Corporation, Term Loan, 1st Lien
6.884%, CME Term SOFR + 3.750%, 11/22/28(D)	937	930
Priority Holdings, LLC, Initial Term Loan, 1st Lien
8.274%, LIBOR + 5.750%, 04/27/27	$1,126	$1,088
Project Ruby Ultimate Parent Corp., Closing Date Term Loan, 1st Lien
6.365%, LIBOR + 3.250%, 03/10/28	695	647
Proofpoint, Inc., Initial Term Loan, 1st Lien
6.320%, LIBOR + 3.250%, 08/31/28	854	800
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
6.977%, CME Term SOFR + 4.250%, 02/01/29	450	330
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
5.617%, LIBOR + 2.750%, 02/15/28	1,921	1,362
RealPage, Inc., Initial Term Loan, 1st Lien
6.115%, LIBOR + 3.000%, 04/24/28	874	817
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
8.134%, CME Term SOFR + 5.000%, 06/30/28	650	600
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
5.865%, LIBOR + 2.750%, 06/21/24	1,784	1,739
Seattle SpinCo, Inc., Tranche B-1 Term Loan, 1st Lien
7.147%, CME Term SOFR + 4.000%, 02/26/27	769	752
Snap One Holdings Corp., Initial Term Loan, 1st Lien
8.670%, LIBOR + 4.500%, 12/08/28	1,144	1,038
SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, 1st Lien
5.865%, LIBOR + 2.750%, 02/05/24	781	765

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 98

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Sovos Compliance, LLC, Initial Term Loan, 1st Lien
7.615%, LIBOR + 4.500%, 08/11/28	$492	$468
SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
4.865%, LIBOR + 1.750%, 04/16/25	453	437
SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
4.865%, LIBOR + 1.750%, 04/16/25	367	355
SS&C Technologies Holdings, Inc., Term B-6 Loan, 1st Lien
5.384%, CME Term SOFR + 2.250%, 03/22/29	398	386
SS&C Technologies Holdings, Inc., Term B-7 Loan, 1st Lien
5.384%, CME Term SOFR + 2.250%, 03/22/29	562	545
Surf Holdings S.a r.l., Dollar Tranche Term Loan, 1st Lien
6.668%, LIBOR + 3.500%, 03/05/27	1,122	1,082
UKG Inc., 2021 Incremental Term Loan, 2nd Lien
7.535%, LIBOR + 5.250%, 05/03/27	125	118
UKG Inc., 2021-2 Incremental Term Loan, 1st Lien
5.535%, LIBOR + 3.250%, 05/04/26	1,769	1,679
UKG Inc., Initial Term Loan, 1st Lien
6.865%, LIBOR + 3.750%, 05/04/26	632	601
Xperi Holding Corporation, Initial Term B Loan, 1st Lien
6.615%, LIBOR + 3.500%, 06/08/28	3,130	3,019

Total Electronics		44,146

Electronics/Electrical [0.0%]
Signify Health, LLC , Initial Term Loan, 1st Lien
6.127%, LIBOR + 3.250%, 06/16/28	$610	$606

Energy [0.1%]
Arclight, Term Loan B, 1st Lien
6.098%, 04/13/28	659	646
Southwestern Energy, Term Loan, 1st Lien
6.203%, 06/22/27	695	684

Total Energy		1,330

Finance [0.1%]
Hestia Holdings, LLC, Term Loan, 1st Lien
4.225%, 06/18/27	3,000	2,702
Mistral Holdco SAS, Term Loan, 1st Lien
4.000%, 12/16/27	1,000	929

Total Finance		3,631

Finance (including structured products) [1.0%]
Albion Financing 3 S.a r.l. (Albion Financing LLC), New 2026 US Dollar Term Loan, 1st Lien
8.009%, LIBOR + 5.250%, 08/17/26	724	684
Apex Group Treasury Limited, USD Term Loan, 1st Lien
6.557%, LIBOR + 3.750%, 07/27/28	709	674
ASP Navigate Acquisition Corp., Initial Term Loan, 1st Lien
7.412%, LIBOR + 4.500%, 10/06/27	1,145	1,077
BCP Renaissance Parent L.L.C., Initial Term B-3 Loan, 1st Lien
7.053%, CME Term SOFR + 3.500%, 11/02/26	1,642	1,572

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 99

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Brown Group Holding, LLC, Initial Term Loan, 1st Lien
5.615%, LIBOR + 2.500%, 06/07/28	$1,228	$1,164
Castlelake Aviation One Designated Activity Company, Initial Term Loan, 1st Lien
6.043%, LIBOR + 2.750%, 10/22/26	530	511
CCI Buyer, Inc., Initial Term Loan, 1st Lien
7.553%, CME Term SOFR + 4.000%, 12/17/27	1,267	1,191
Central Parent Inc., Initial Term Loan, 1st Lien
6.610%, CME Term SOFR + 4.500%, 07/06/29	535	514
Citadel Securities LP, 2021 Term Loan, 1st Lien
5.649%, CME Term SOFR + 2.500%, 02/02/28	1,385	1,343
Citadel Securities LP, Incremental Term Loan B, 1st Lien
5.570%, 02/02/28	325	321
CTC Holdings, L.P., Term Loan, 1st Lien
8.357%, CME Term SOFR + 5.000%, 02/20/29	741	708
Delos Finance S.a r.l., New Loan (2018), 1st Lien
5.424%, LIBOR + 1.750%, 10/06/23	1,211	1,209
DRW Holdings, LLC, Initial Term Loan, 1st Lien
6.865%, LIBOR + 3.750%, 03/01/28	1,549	1,490
FINThrive Software Intermediate Holdings, Inc., Initial Loan, 2nd Lien
9.865%, LIBOR + 6.750%, 12/17/29	385	328
FINThrive Software Intermediate Holdings, Inc., Initial Term Loan, 1st Lien
7.115%, LIBOR + 4.000%, 12/18/28	$572	$525
Foundational Education Group, Inc., Initial Term Loan, 1st Lien
7.565%, CME Term SOFR + 3.750%, 08/31/28	531	494
Foundational Education Group, Inc., Initial Term Loan, 2nd Lien
10.315%, CME Term SOFR + 6.500%, 08/31/29	170	156
Geon Performance Solutions, LLC, Initial Term Loan, 1st Lien
8.174%, LIBOR + 4.500%, 08/18/28	1,399	1,346
Hexion Holdings Corporation, Initial Term Loan, 1st Lien
7.413%, CME Term SOFR + 4.500%, 03/15/29	953	809
Hexion Holdings Corporation, Initial Term Loan, 2nd Lien
10.556%, CME Term SOFR + 7.438%, 03/15/30	695	563
HighTower Holding, LLC, Initial Term Loan, 1st Lien
6.732%, LIBOR + 4.000%, 04/21/28	854	789
Hudson River Trading LLC, Term Loan, 1st Lien
6.164%, CME Term SOFR + 3.000%, 03/20/28	1,037	935
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
5.865%, LIBOR + 2.750%, 01/26/28	1,590	1,523
KKR Apple Bidco, LLC, Initial Term Loan, 1st Lien
5.865%, LIBOR + 2.750%, 09/22/28	615	586

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 100

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
LendingTree, Inc., Initial Term B Loan, 1st Lien
6.870%, LIBOR + 3.750%, 09/15/28	$718	$654
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
5.365%, LIBOR + 2.250%, 03/24/25	719	692
LSF11 A5 Holdco LLC, Term Loan, 1st Lien
6.649%, CME Term SOFR + 3.500%, 10/15/28	1,769	1,641
Madison IAQ LLC, Initial Term Loan, 1st Lien
6.815%, LIBOR + 3.250%, 06/21/28	683	629
Mariner Wealth Advisors, LLC, Delayed Draw Term Loan, 1st Lien
7.065%, CME Term SOFR + 3.250%, 08/18/28	73	69
Mariner Wealth Advisors, LLC, Initial Term Loan, 1st Lien
7.065%, CME Term SOFR + 3.250%, 08/18/28	507	483
Paysafe Group Holdings II Limited, Facility B1, 1st Lien
5.865%, LIBOR + 2.750%, 06/28/28	748	652
Pediatric Associates Holding Company, LLC, Amendment No. 1 Incremental Delayed Draw Term Loan, 1st Lien
4.925%, LIBOR + 3.250%, 12/29/28	84	81
Pediatric Associates Holding Company, LLC, Amendment No. 1 Incremental Term Loan, 1st Lien
5.076%, LIBOR + 3.250%, 12/29/28	553	530
Quirch Foods Holdings, LLC, 2022-1 Incremental Term Loan, 1st Lien
7.927%, CME Term SOFR + 4.750%, 10/27/27	$985	$920
Red Planet Borrower, LLC, Initial Term Loan, 1st Lien
6.865%, LIBOR + 3.750%, 10/02/28	623	394
Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 1st Lien
6.615%, LIBOR + 3.500%, 05/30/25	774	715
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
8.174%, LIBOR + 4.500%, 12/04/26	792	741
VFH Parent LLC, Initial Term Loan, 1st Lien
6.118%, CME Term SOFR + 3.000%, 01/13/29	1,250	1,195

Total Finance (including structured products)		29,908

Financial Intermediaries [0.0%]
Allspring Buyer LLC, Initial Term Loan, 1st Lien
6.313%, LIBOR + 3.250%, 11/01/28	638	619
Mariner Wealth Advisors, LLC, Incremental Delayed Term Loan, 1st Lien
6.223%, 08/18/28	—	—

Total Financial Intermediaries		619

Financial Services [0.0%]
UFC Holdings, LLC, Term Loan, 1st Lien
5.520%, 04/29/26	559	536

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 101

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Walker & Dunlop, Term Loan, 1st Lien
4.805%, 12/16/28		$531	$515

Total Financial Services			1,051

Financials [0.1%]
Altisource Term Loan B (2018)
6.250%, 03/29/24(F)		687	569
EIG Management, Term Loan B, 1st Lien
6.274%, 01/31/25		878	847
First Eagle Holdings, Inc., Refinancing Term Loan
6.174%, 02/01/27		905	854
Superannuation and Investments, Term Loan, 1st Lien
6.865%, 12/01/28		774	755

Total Financials			3,025

Food, Beverage and Tobacco [0.2%]
Artisan Newco BV, Term Loan, 1st Lien
5.000%, 02/02/29		1,000	833
Biscuit Holding SAS, Facility B, 1st Lien
5.858%, Euribor + 4.000%, 02/15/27		1,000	712
Labeyrie, Term Loan, 1st Lien
4.250%, 12/31/49		1,000	717
Pegasus BidCo B.V., Initial Euro Term Loan, 1st Lien
4.571%, Euribor + 4.250%, 07/12/29		1,000	906
Signature Foods, Term Loan, 1st Lien
3.500%, 01/29/28		1,000	818
United Petfood, Term Loan, 1st Lien
3.250%, 03/19/28		1,000	889
ZF Invest, Senior Facility B, 1st Lien
3.925%, Euribor + 3.925%, 07/12/28		3,000	2,307

Total Food, Beverage and Tobacco			7,182

Food/Tobacco [0.0%]
K-Mac, Term Loan, 2nd Lien
9.274%, 06/22/29		$170	$162
Sycamore/Sanderson Farms, Term Loan B, 1st Lien
5.018%, 07/23/29		975	938

Total Food/Tobacco			1,100

Forest Prod/Containers [0.0%]
Sylvamo, Term Loan B, 1st Lien
7.024%, 08/18/28		992	951

Gaming [0.1%]
Flutter Entertainment plc, Euro Term Loan, 1st Lien
3.728%, Euribor + 2.500%, 07/21/26	EUR	1,193	1,079
Premier Lotteries Cov-Lite Term Loan B
3.000%, 06/26/24(F)	EUR	2,413	2,235
Scientific Games, Term Loan, 1st Lien
4.000%, 02/04/29		1,000	911

Total Gaming			4,225

Gaming/Leisure [0.0%]
Global Cash Access Term Loan B (2021)
4.750%, 06/30/28		361	347

Government [0.0%]
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(G)	JPY	216,667	1,183

Healthcare [1.3%]
Alloheim Term Loan B
3.250%, 02/26/25	EUR	1,500	1,335
Auris Luxembourg III S.a r.l., Facility B1A, 1st Lien
4.000%, Euribor + 4.000%, 07/24/25	EUR	3,000	2,668
CAB, Facility B, 1st Lien
3.000%, 01/28/28		1,500	1,304
Chrome Bidco Inc, Term Loan, 1st Lien
4.000%, 02/16/29		1,000	906

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 102

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Chrome Bidco, Facility B, 1st Lien
3.935%, Euribor + 3.250%, 06/30/28		$4,000	$3,505
Cidron Ollopa Holding B.V., Facility B, 1st Lien
3.432%, Euribor + 3.250%, 04/16/25	EUR	2,437	2,217
CTEC III GmbH, Facility B, 1st Lien
4.332%, Euribor + 3.750%, 03/16/29		2,500	2,152
Cube Healthcare Europe Bidco, Facility B, 1st Lien
3.738%, Euribor + 3.500%, 09/19/26	EUR	970	859
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Facility B
3.484%, Euribor + 3.250%, 05/24/24	EUR	1,500	1,345
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Second Lien Facility
8.000%, Euribor + 8.000%, 05/24/24	EUR	1,500	1,312
Diaverum, Term Loan, 1st Lien
0.000%, 07/04/24(G)		1,000	897
Domus VI
2.750%, 10/31/26		1,000	895
Elsan SAS , Facility B5, 1st Lien
4.363%, Euribor + 3.350%, 06/16/28		3,000	2,694
Gesundheits GmbH Term Loan
4.000%, 07/30/26	EUR	2,000	1,731
Homevi Inc., Term Loan, 1st Lien
4.238%, 10/31/26		1,000	900
Indivior, Term Loan B, 1st Lien
7.566%, 06/26/26		780	763
Inovie Group, Term Loan, 1st Lien
4.000%, 03/03/28		3,000	2,712
5.093%, 03/03/28		1,000	936
Insulet Corporation, Term Loan B, 1st Lien
5.774%, 05/04/28		564	549
IVC, Term Loan, 1st Lien
5.806%, 02/13/26		2,000	2,019
Mediq BV, Term Loan, 1st Lien
3.572%, 03/03/28		$2,000	$1,774
National Mentor Holdings, Inc., Initial Term C Loan, 1st Lien
6.760%, LIBOR + 3.750%, 03/02/28		13	9
OneDigital Borrower LLC, 2021 Term Loan, 1st Lien
6.977%, CME Term SOFR + 4.250%, 11/16/27		730	679
Onex TSG Intermediate Corp, Term Loan, 1st Lien
7.865%, 02/28/28(F)		217	190
PetIQ, Term Loan, 1st Lien
7.068%, 04/07/28		1,032	949
SCP Eye Care, Term Loan, 1st Lien
0.000%, 03/15/28(G)		193	192
6.000%, 03/15/28		1,102	1,097
Sotera Health Holdings, LLC, Term Loan, 1st Lien
5.865%, 12/11/26(F)		455	398
Sunrise Bidco, Term Loan, 1st Lien
3.750%, 07/27/28		1,000	902
TakeCare Bidco SAS, Term Loan, 1st Lien
3.925%, 05/26/28		1,000	916
TTF/Soliant Health, Cov-Lite Term Loan, 1st Lien
6.563%, 03/31/28		733	711
Vivalto Sante, Term Loan, 1st Lien
3.650%, 07/21/28		1,500	1,352

Total Healthcare			40,868

Healthcare, Education and Childcare [0.8%]
AHP Health Partners, Inc., Initial Term Loan, 1st Lien
6.615%, LIBOR + 3.500%, 08/24/28		1,932	1,838

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 103

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
ASP Dream Acquisition Co LLC, Initial Term Loan, 1st Lien
7.384%, CME Term SOFR + 4.250%, 12/15/28	$773	$738
Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan, 1st Lien
5.365%, LIBOR + 2.250%, 11/08/27	1,138	1,105
DaVita Inc., Tranche B-1 Term Loan, 1st Lien
4.865%, LIBOR + 1.750%, 08/12/26	1,318	1,251
Envision Healthcare Corporation, Second Out Term Loan
6.825%, 03/31/27	367	160
Envision Healthcare Corporation, Third Out Term Loan, 1st Lien
6.325%, CME Term SOFR + 3.750%, 03/31/27	899	231
Gainwell Acquisition Corp., Term B Loan, 1st Lien
7.674%, LIBOR + 4.000%, 10/01/27	1,646	1,565
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
5.115%, LIBOR + 2.000%, 11/15/27	790	748
Icon Public Limited Company, Lux Term Loan, 1st Lien
5.938%, LIBOR + 2.250%, 07/03/28	2,467	2,408
Icon Public Limited Company, U.S. Term Loan, 1st Lien
5.938%, LIBOR + 2.250%, 07/03/28	615	600
ICU Medical, Inc., Tranche B Term Loan, 1st Lien
5.953%, CME Term SOFR + 2.250%, 01/08/29	551	536
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), Term B Loan, 1st Lien
6.871%, LIBOR + 3.750%, 11/16/25	$720	$668
Mamba Purchaser, Inc., Initial Term Loan, 1st Lien
6.552%, LIBOR + 3.500%, 10/16/28	886	838
Medical Solutions Holdings, Inc., Delayed Draw Term Loan, 1st Lien
3.500%, 11/01/28	94	90
Medical Solutions Holdings, Inc., Initial Term Loan, 1st Lien
6.377%, LIBOR + 3.500%, 11/01/28	587	558
MJH Healthcare Holdings, LLC, Initial Term B Loan, 1st Lien
6.634%, CME Term SOFR + 3.500%, 01/28/29	1,090	1,023
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien
6.870%, LIBOR + 3.750%, 03/02/28	648	459
Option Care Health, Inc., 2021 Refinancing Term Loan, 1st Lien
5.865%, LIBOR + 2.750%, 10/27/28	1,325	1,293
Organon & Co., Dollar Term Loan, 1st Lien
6.188%, LIBOR + 3.000%, 06/02/28	1,308	1,275
Perrigo Company PLC, Initial Term B Loan, 1st Lien
5.634%, CME Term SOFR + 2.500%, 04/20/29	589	578
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
6.924%, LIBOR + 3.250%, 03/03/28	1,658	1,562

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 104

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Phoenix Newco, Inc., Initial Term Loan, 1st Lien
6.365%, LIBOR + 3.250%, 11/15/28		$980	$933
Surgery Center Holdings, Inc., 2021 New Term Loan, 1st Lien
6.510%, LIBOR + 3.750%, 08/31/26		1,258	1,191
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
8.284%, CME Term SOFR + 5.250%, 03/02/27		1,972	1,675
Team Health Holdings, Inc., Non-Extended Term Loan, 1st Lien
5.865%, LIBOR + 2.750%, 02/06/24		558	507
Weld North Education LLC, 2021 Term Loan, 1st Lien
6.870%, LIBOR + 3.750%, 12/21/27		551	532

Total Healthcare, Education and Childcare			24,362

Home and Office Furnishings, Housewares and Durable Consumer Products [0.1%]
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
7.127%, LIBOR + 4.250%, 05/17/28		1,334	979
Hunter Douglas Holding B.V., Tranche B-1 Term Loan, 1st Lien
6.340%, CME Term SOFR + 3.500%, 02/26/29		935	765
Pelican Products, Inc., Initial Term Loan, 1st Lien
8.420%, LIBOR + 4.250%, 12/29/28		769	700
Weber-Stephen Products LLC, Initial Term B Loan, 1st Lien
6.365%, LIBOR + 3.250%, 10/30/27		$889	$719

Total Home and Office Furnishings, Housewares and Durable Consumer Products			3,163

Homebuilders/Materials/Construction [0.3%]
BME Group Holding BV, Term Loan, 1st Lien
3.738%, 10/30/26		1,500	1,329
Erpe Bidco Limited, Term Loan, 1st Lien
4.000%, 10/04/24		1,000	822
LSF10 XL Bidco S.C.A., Facility B4, 1st Lien
4.868%, Euribor + 3.675%, 04/12/28		3,465	2,714
Tencate Grass, Term Loan, 1st Lien
5.000%, 10/21/28		1,000	895
Winterfell Financing S.a r.l., Facility B, 1st Lien
2.925%, 02/18/28	EUR	3,000	2,553

Total Homebuilders/Materials/Construction			8,313

Hotels, Leisure & Entertainment [0.3%]
Compass III Limited, Incremental Facility, 1st Lien
4.063%, Euribor + 4.000%, 05/09/25	EUR	2,000	1,890
Pax Midco Spain, S.L.U., Facility B, 1st Lien
4.750%, Euribor + 4.750%, 07/01/26	EUR	1,000	809
Piolin II S.a.r.l., Facility B, 1st Lien
3.984%, Euribor + 3.750%, 09/16/26	EUR	1,000	880
PortAventra World, Term Loan, 1st Lien
3.608%, 06/13/24		1,000	915
Sandy BidCo B.V., Facility B, 1st Lien
4.680%, Euribor + 4.000%, 08/17/29		1,000	907

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 105

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Silk Bidco AS, Facility B, 1st Lien
4.908%, Euribor + 4.000%, 02/24/25	EUR	1,500	$1,205
Stage Entertainment B.V., Facility B2, 1st Lien
3.250%, Euribor + 3.250%, 06/02/26		1,750	1,522
Wyndham Vacation, Term Loan B, 1st Lien
4.000%, 05/09/25		1,000	945

Total Hotels, Leisure & Entertainment			9,073

Hotels, Motels, Inns and Gaming [0.4%]
Aristocrat Technologies, Inc., Term B Loan, 1st Lien
5.903%, CME Term SOFR + 2.250%, 05/24/29		1,190	1,175
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
5.865%, LIBOR + 2.750%, 12/23/24		2,438	2,377
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
6.615%, LIBOR + 3.500%, 07/21/25		233	229
Fertitta Entertainment, LLC, Initial B Term Loan, 1st Lien
7.034%, CME Term SOFR + 4.000%, 01/27/29		1,129	1,046
Marriott Ownership Resorts, Inc., 2019 Refinancing Term Loan, 1st Lien
4.865%, LIBOR + 1.750%, 08/29/25		685	651
Penn National Gaming, Inc., Term B Facility Loan, 1st Lien
5.884%, CME Term SOFR + 2.750%, 05/03/29		1,910	1,833
Pilot Travel Centers LLC, Initial Tranche B Term Loan , 1st Lien
5.134%, CME Term SOFR + 2.000%, 08/04/28		$2,307	$2,203
Playa Resorts Holding B.V., Initial Term Loan, 1st Lien
5.870%, LIBOR + 2.750%, 04/29/24		695	669
Scientific Games International, Inc., Initial Term B Loan, 1st Lien
5.906%, CME Term SOFR + 3.000%, 04/14/29		1,302	1,262

Total Hotels, Motels, Inns and Gaming			11,445

Housing [0.2%]
84 Lumber, Term Loan B, 1st Lien
5.524%, 11/13/26		983	949
DTZ Cushman & Wakefield
5.274%, 08/21/25		1,241	1,183
Empire Today, Term Loan, 1st Lien
7.685%, 04/03/28(F)		604	478
GGP (Brookfield Residential Property) Term Loan B
5.055%, LIBOR + 2.500%, 08/27/25		2,554	2,465
HD Supply Waterworks, Term Loan B, 1st Lien
4.993%, 07/27/28		1,361	1,298

Total Housing			6,373

Industrial Services [0.0%]
Brightview Landscapes, LLC, Initian Term Loan
6.284%, 04/20/29(D)		653	627
Element Materials, Delayed Term Loan, 1st Lien
0.000%, 04/12/29(G)		163	152
Element Materials, Term Loan, 1st Lien
0.000%, 04/12/29(G)		352	330

Total Industrial Services			1,109

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 106

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Industrials [0.1%]
American Gaming, Term Loan, 1st Lien
6.204%, 02/09/29	$498	$476
Culligan, Term Loan B, 1st Lien
0.000%, 07/31/28(G)	407	378
Culligan, Term Loan, 1st Lien
0.000%, 07/31/28(G)	93	86
Vaco Holdings, LLC, Term Loan, 1st Lien
8.703%, 01/21/29	407	394

Total Industrials		1,334

Information Technology [0.4%]
Aspect Software, Term Loan, 1st Lien
8.676%, 05/03/28	895	694
Aspect Software, Term Loan, 2nd Lien
12.710%, 05/03/29	175	134
Brooks Automation, Term Loan B, 1st Lien
5.750%, 02/01/29	705	658
Cision US, Incremental Term Loan B, 1st Lien
6.524%, 01/29/27	635	511
E2open, Term Loan B, 1st Lien
6.644%, 02/04/28	1,191	1,134
Magenta Buyer, Term Loan, 1st Lien
11.370%, 07/27/29	110	101
Sitel Worldwide, Cov-Lite Term Loan, 1st Lien
6.010%, 07/28/28	1,322	1,277
Taboola,Inc., Tranche B Term Loan, 1st Lien
6.365%, 09/01/28	543	505
Tibco Software, Term Loan, 1st Lien
0.000%, 12/31/49(G)	695	623
Ultra Clean Holdings, Term Loan, 1st Lien
7.024%, 08/27/25	2,095	2,050
Zacapa S.a r.l., Initial Term Loan (2022), 1st Lien
7.803%, CME Term SOFR + 4.250%, 03/22/29	$3,786	$3,589

Total Information Technology		11,276

Insurance [0.1%]
Acrisure, LLC, 2020 Term Loan, 1st Lien
6.615%, LIBOR + 3.500%, 02/15/27	885	807
Asurion, LLC, New B-4 Term Loan, 2nd Lien
8.365%, LIBOR + 5.250%, 01/20/29	3,205	2,436

Total Insurance		3,243

Land Transportation [0.0%]
Savage Enterprises, Cov-Lite Term Loan B, 1st Lien
5.700%, 08/11/28	1,295	1,253

Leisure, Amusement, Motion Pictures, Entertainment [0.1%]
Carnival Corporation, Initial Advance (USD), 1st Lien
5.877%, LIBOR + 3.000%, 06/30/25	531	480
Fender Musical Instruments Corporation, Initial Loan, 1st Lien
6.754%, CME Term SOFR + 4.000%, 12/01/28	566	480
Formula One Management Limited, Facility B3 (USD), 1st Lien
5.615%, LIBOR + 2.500%, 02/01/24	1,110	1,095
Herschend Entertainment Company, LLC, Initial Term Loan (2021), 1st Lien
6.880%, LIBOR + 3.750%, 08/27/28	731	711
Lakeshore Learning Materials, LLC, Initial Term Loan, 1st Lien
6.133%, LIBOR + 3.500%, 09/29/28	675	641

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 107

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Scientific Games Holdings LP , Initial Dollar Term Loan, 1st Lien
5.617%, CME Term SOFR + 3.500%, 04/04/29	$635	$587

Total Leisure, Amusement, Motion Pictures, Entertainment		3,994

Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.3%]
Ali Group North America Corporation, Initial Tranche B Term Loan , 1st Lien
5.149%, CME Term SOFR + 2.000%, 07/30/29	1,151	1,107
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
5.955%, LIBOR + 3.500%, 10/08/27	383	366
ChampionX Corporation, Term B-1 Loan, 1st Lien
6.004%, CME Term SOFR + 3.250%, 06/07/29	930	926
Clark Equipment Company, Tranche B Term Loan, 1st Lien
6.153%, CME Term SOFR + 2.500%, 04/20/29	488	476
Coherent Corp., Initial Term B Loan, 1st Lien
5.314%, LIBOR + 2.750%, 07/02/29	855	827
Gates Global LLC, Initial B-3 Dollar Term Loan, 1st Lien
5.615%, LIBOR + 2.500%, 03/31/27	669	642
Grinding Media Inc. (Molycop Ltd.), Initial Term Loan, 1st Lien
7.702%, LIBOR + 4.000%, 10/12/28	683	608
Hyperion Materials & Technologies, Inc., Initial Term Loan, 1st Lien
7.570%, LIBOR + 4.500%, 08/30/28	427	397
LI Group Holdings, Inc., 2021 Term Loan, 1st Lien
6.865%, LIBOR + 3.750%, 03/11/28	$737	$702
MHI Holdings, LLC, Initial Term Loan, 1st Lien
8.115%, LIBOR + 5.000%, 09/21/26	1,837	1,802
MKS Instruments, Inc., Initial Dollar Term B Loan, 1st Lien
5.868%, CME Term SOFR + 2.750%, 08/17/29	1,560	1,518
Spin Holdco Inc., Initial Term Loan, 1st Lien
7.144%, LIBOR + 4.000%, 03/04/28	840	735

Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)		10,106

Manufacturing [0.1%]
Tenneco Inc, Term Loan B
5.524%, LIBOR + 3.000%, 10/01/25	2,081	2,046

Manufacturing/Machinery/Industrial [0.5%]
Aggreko, Term loan, 1st Lien
5.375%, 07/31/26	1,500	1,366
Alpha Bidco, Term Loan, 1st Lien
3.500%, 07/30/25	1,500	1,279
BCP V Modular Services, Term Loan, 1st Lien
4.500%, 10/07/28	2,500	2,148
Delachaux, Term Loan, 1st Lien
3.988%, 04/16/26	2,827	2,536
DexKo Global Inc., Delayed Draw Euro Term Loan, 1st Lien
4.685%, Euribor + 4.000%, 10/04/28	96	81
DexKo Global Inc., German Borrower Closing Date Euro Term Loan, 1st Lien
4.685%, Euribor + 4.000%, 10/04/28	309	263

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 108

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
DexKo Global Inc., Lead Borrower Closing Date Euro Term Loan, 1st Lien
5.193%, Euribor + 4.000%, 10/04/28		$595	$506
Distributed Power Term Loan B
3.500%, Euribor + 3.500%, 10/03/25	EUR	1,000	904
Engineered Machinery Holdings, Inc., Incremental Amendment No. 4 Term Loan, 1st Lien
3.750%, Euribor + 3.750%, 05/21/28		993	875
Flender, Term Loan, 1st Lien
3.400%, 01/21/28		1,000	879
Platin2025 Acquisition S.a r.l., Facility B, 1st Lien
5.093%, Euribor + 3.900%, 12/29/28		1,500	1,312
Vertical Midco, Term Loan, 1st Lien
4.256%, 07/30/27		1,000	870
Waterlogic Group Holdings Limited, Term Loan, 1st Lien
4.935%, 08/04/28		1,000	948

Total Manufacturing/Machinery/Industrial			13,967

Materials [0.0%]
Caldic, Term Loan, 1st Lien
6.159%, 02/26/29		562	512
New Arclin/ARC Falcon, Cov-Lite Delayed Term Loan, 1st Lien
0.000%, 09/30/28(G)		255	234

Total Materials			746

Media [0.1%]
Allen Media, LLC, Initial Term Loan, 1st Lien
9.203%, 02/10/27		1,150	990
Houghton Mifflin, Term Loan, 1st Lien
7.805%, 04/04/29		715	650
Hubbard Radio, LLC, Term Loan, 1st Lien
6.780%, 03/28/25		89	77
WideOpenWest Finance, LLC, Term B Loan, 1st Lien
6.490%, CME Term SOFR + 3.000%, 12/20/28		$541	$525

Total Media			2,242

Metals/Minerals [0.1%]
AMG Advanced Metallurgical Group Term Loan B
6.024%, LIBOR + 3.000%, 01/30/25		491	466
Atkore International, Inc., Term Loan B, 1st Lien
4.313%, 05/18/28		665	660
Consol Energy Inc. Term Loan B
6.955%, 10/31/22(F)		575	567
Oxbow Carbon LLC, Tranche B Term Loan, 1st Lien
6.500%, LIBOR + 4.250%, 10/13/25		952	942

Total Metals/Minerals			2,635

Mining, Steel, Iron and Nonprecious Metals [0.0%]
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, 12/31/49	EUR	858	—

Oil and Gas [0.2%]
BlackBrush Oil & Gas, L.P., Closing Date Commitment (Term Loan), 1st Lien
9.110%, LIBOR + 5.000%, 09/03/25		439	417
Keane Group Holdings, LLC, Initial Term Loan, 1st Lien
6.875%, LIBOR + 3.750%, 05/25/25		1,458	1,413
M6 ETX Holdings II Midco LLC, Initial Term Loan, 1st Lien
7.618%, CME Term SOFR + 4.500%, 09/19/29		1,350	1,323

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 109

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Medallion Midland Acquisition, LLC, Initial Term Loan, 1st Lien
7.424%, LIBOR + 3.750%, 10/18/28		$641	$618
Oryx Midstream Services Permian Basin LLC, Initial Term Loan, 1st Lien
6.211%, LIBOR + 3.250%, 10/05/28		1,076	1,042

Total Oil and Gas			4,813

Packaging / Paper / Forest Products [0.2%]
CCP Lux Holding, Term Loan, 1st Lien
4.000%, 01/10/25		920	848
Kleopatra Finco S.a r.l., Facility B (EUR), 1st Lien
5.827%, Euribor + 4.750%, 02/12/26		1,000	837
Mar Bidco S.a r.l., Facility B (EUR), 1st Lien
4.993%, Euribor + 3.800%, 07/07/28		1,000	887
Multi-Color Coporation, Term Loan, 1st Lien
5.000%, 10/20/28		1,992	1,823
Spa Holdings 3 Oy, Additional Facility B (EUR), 1st Lien
4.693%, Euribor + 3.500%, 02/04/28		500	440
Spa Holdings 3 Oy, Facility B (EUR), 1st Lien
4.693%, Euribor + 3.500%, 02/04/28		1,000	879
Weener Plastics Group Term Loan B
3.500%, 06/20/25	EUR	1,500	1,334

Total Packaging / Paper / Forest Products			7,048

Personal and Non-Durable Consumer Products (Manufacturing Only) [0.1%]
ABG Intermediate Holdings 2 LLC, 2021 Refinancing Term Loan, 1st Lien
6.365%, LIBOR + 3.250%, 09/27/24		961	937
ABG Intermediate Holdings 2 LLC, Initial Term Loan, 2nd Lien
9.134%, CME Term SOFR + 6.000%, 12/20/29		$310	$291
BK LC Lux SPV S.a r.l., Facility B (USD), 1st Lien
5.098%, LIBOR + 3.250%, 04/28/28		874	818
Canada Goose Inc., 2021 Refinancing Term Loan, 1st Lien
7.142%, LIBOR + 3.500%, 10/07/27		919	868
Conair Holdings LLC, Initial Term Loan, 1st Lien
7.424%, LIBOR + 3.750%, 05/17/28		2	—
Coty Inc., Term B USD Loan, 1st Lien
4.935%, LIBOR + 2.250%, 04/07/25		826	801
Tory Burch LLC, Initial Term B Loan, 1st Lien
6.115%, LIBOR + 3.000%, 04/16/28		573	521

Total Personal and Non-Durable Consumer Products (Manufacturing Only)			4,236

Personal Transportation [0.3%]
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
7.460%, LIBOR + 4.750%, 04/20/28		2,365	2,287
American Airlines, Inc., 2017 Class B Term Loan, 1st Lien
4.818%, LIBOR + 2.000%, 12/15/23		1,815	1,789
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
8.777%, LIBOR + 5.250%, 06/21/27		1,824	1,828

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 110

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
6.460%, LIBOR + 3.750%, 10/20/27		$2,560	$2,562
United AirLines, Inc., Class B Term Loan, 1st Lien
6.533%, LIBOR + 3.750%, 04/21/28		1,179	1,123

Total Personal Transportation			9,589

Personal, Food and Miscellaneous Services [0.0%]
Flynn Restaurant Group LP, Series 2021 Term Loan, 1st Lien
7.365%, LIBOR + 4.250%, 12/01/28		764	710

Pharmaceuticals [0.7%]
Aenova, Term Loan
4.500%, 03/06/26		3,500	2,893
AI Sirona (Luxembourg) Acquisition S.a r.l., Additional Facility B1 (EUR), 1st Lien
3.935%, Euribor + 3.250%, 09/29/25	EUR	2,000	1,782
Antigua Bidco Ltd, Term Loan, 1st Lien
4.000%, 08/07/26		917	835
Cheplapharm, Term Loan, 1st Lien
4.000%, 02/09/29		3,000	2,690
Cidron Aida Finco Sarl, Term Loan
5.435%, 05/29/28		1,000	899
Financiere Mendel, Facility B, 1st Lien
4.250%, 03/27/26	EUR	2,000	1,850
Financiere Verdi I SAS, 1st Lien
5.694%, 03/31/28		2,000	1,902
Invent Farma, Term Loan, 1st Lien
4.488%, 10/29/27		634	576
4.488%, 12/15/27		366	332
Nextpharma Holdings Ltd, Term Loan, 1st Lien
3.500%, 03/31/28		1,000	872
Nidda Healthcare Holding GmbH, Facility F (EUR), 1st Lien
3.500%, Euribor + 3.500%, 08/21/26		$3,500	$3,047
Nidda Healthcare Holding GmbH, Facility F (GBP), 1st Lien
4.560%, LIBOR + 4.500%, 08/21/26		1,000	971
Organon & Co, Term Loan, 1st Lien
3.000%, 06/02/28		995	909
Stamina BidCo B.V., Facility B, 1st Lien
4.002%, Euribor + 4.000%, 11/16/28		1,000	902
Theramex, Cov-Lite Term Loan, 1st Lien
5.250%, 08/09/29		1,000	938
Unifin/Facility B, Term Loan, 1st Lien
3.250%, 10/24/25		1,000	909

Total Pharmaceuticals			22,307

Printing, Publishing and Broadcasting [0.2%]
AppLovin Corporation, Amendment No. 6 New Term Loan, 1st Lien
6.674%, LIBOR + 3.000%, 10/25/28		478	458
AppLovin Corporation, Initial Term Loan, 1st Lien
6.365%, LIBOR + 3.250%, 08/15/25		1,591	1,536
Constant Contact, Inc., Initial Term Loan, 1st Lien
6.423%, LIBOR + 4.000%, 02/10/28		516	456
Digital Media Solutions, LLC, Initial Term Loan, 1st Lien
8.115%, LIBOR + 5.000%, 05/25/26		682	587
Magnite, Inc., Initial Term Loan, 1st Lien
8.070%, LIBOR + 5.000%, 04/28/28		945	898

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 111

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
McGraw-Hill Education, Inc., Initial Term Loan, 1st Lien
8.316%, LIBOR + 4.750%, 07/28/28		$721	$663

Total Printing, Publishing and Broadcasting			4,598

Publishing and Media-other [0.2%]
Axel Springer Se Lien1
5.816%, 10/30/26	EUR	1,500	1,373
Dlg Acquisitions Limited
3.500%, 05/15/26	EUR	1,000	909
Infinitas Learn Cov-Lite Lien1
4.500%, 07/21/28		1,000	908
S4 Capital Lux, Term Loan, 1st Lien
3.750%, 07/31/28		1,000	901
Springer Nature Deutschland, Term Loan, 1st Lien
3.250%, 08/14/26		2,189	1,948

Total Publishing and Media-other			6,039

Retail [0.1%]
Academy, LTD., Initial Term Loan (2021), 1st Lien
6.314%, LIBOR + 3.750%, 11/05/27		827	808
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.), Tranche B Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 10/28/22		248	—
Belk,Inc., First-Out Loan, 1st Lien
10.480%, LIBOR + 7.500%, 07/31/25		1,635	1,443
Belk,Inc., Second-Out Loan, 1st Lien
5.000%, FIXED + 0.000%, 07/31/25		642	100
J.C. Penney Corporation, Inc. , Loan (2016), 1st Lien
5.250%, LIBOR + 4.250%, 06/23/23(B) (D)		$794	$1

Total Retail			2,352

Retail (non-food/drug) [0.4%]
AL AS Adventure, Term Loan, 1st Lien
5.000%, 04/24/26		2,228	1,998
CD&R Firefly Bidco Limited, Facility B1, 1st Lien
5.546%, SONIA + 4.250%, 06/23/25	GBP	2,500	2,442
Euro Garage Limited (EG Group) (GBP) Term Loan B
7.073%, LIBOR + 4.750%, 02/07/25	GBP	1,920	1,846
Peer Holding Iii B.V
3.250%, 11/27/26	EUR	3,000	2,734
Peer Holding III B.V., Facility B, 1st Lien
3.000%, 03/07/25	EUR	1,000	914
THG Operations Holdings Limited, Facility B, 1st Lien
4.000%, 12/10/26	EUR	1,000	822

Total Retail (non-food/drug)			10,756

Retail Stores [0.3%]
Belfor Holdings Inc., Initial Term Loan, 1st Lien
7.115%, LIBOR + 4.000%, 04/06/26		1,253	1,228
Evergreen Acqco 1 LP, Initial Term Loan, 1st Lien
9.174%, LIBOR + 5.500%, 04/26/28		822	787
Great Outdoors Group, LLC, Term B-2 Loan, 1st Lien
6.865%, LIBOR + 3.750%, 03/06/28		905	834
Jo-Ann Stores, LLC, Term B-1 Loan, 1st Lien
7.516%, LIBOR + 4.750%, 07/07/28		797	516

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 112

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
LBM Acquisition, LLC, Initial Term Loan, 1st Lien
7.121%, LIBOR + 3.750%, 12/17/27		$1,187	$1,034
Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien
5.303%, LIBOR + 2.750%, 09/23/26		1,843	1,782
Rent-A-Center, Inc., Initial Term Loan (2021), 1st Lien
6.063%, LIBOR + 3.250%, 02/17/28		1,020	923
Rising Tide Holdings, Inc., Initial Term Loan, 1st Lien
7.865%, LIBOR + 4.750%, 06/01/28		141	120
Rising Tide Holdings, Inc., Initial Term Loan, 2nd Lien
11.365%, LIBOR + 8.250%, 06/01/291		455	355
Toys ‘R’ Us Property Company I, LLC, Term Loan
0.000%, 03/20/22(G)		9	43
WH Borrower, LLC, Initial Term Loan, 1st Lien
8.422%, CME Term SOFR + 5.500%, 02/15/27		539	510

Total Retail Stores			8,132

Services [1.8%]
Adtalem Global, Term Loan B, 1st Lien
7.052%, 08/12/28		627	620
American Public Education, Term Loan B, 1st Lien
8.024%, 03/29/27		657	611
Apex Group, Term Loan, 1st Lien
4.000%, 07/23/28		1,500	1,391
Assystem Technologies, Term Loan, 1st Lien
4.250%, 09/27/24		1,000	830
AVS Holding, Term Loan, 1st Lien
3.750%, 09/10/26		2,500	2,234
Boels, Term Loan
3.250%, 02/06/27		$3,000	$2,676
Camelot U.S. Acquisition 1 Co., Amendment No. 2 Incremental Term Loan, 1st Lien
5.524%, LIBOR + 3.000%, 10/30/26		1,193	1,151
Consilio, Term Loan B, 1st Lien
6.524%, 04/30/28		844	780
Convergint, Term Loan, 1st Lien
6.274%, 03/18/28		588	547
Eagle Bidco Limited, Term Loan B, 1st Lien
3.500%, 03/20/28		1,000	896
Eagle Bidco Limited, Term Loan, 1st Lien
4.799%, 03/10/28		1,182	1,206
Evertec Group, LLC Term Loan B (2018)
6.024%, LIBOR + 3.500%, 11/20/24		388	384
First Names Group Term Loan B (EUR)
3.750%, Euribor + 3.750%, 03/07/25	EUR	2,000	1,828
Foncia, Term Loan, 1st Lien
3.500%, 03/17/28		2,000	1,748
Franklin UK Midco Limited, New Facility B1, 1st Lien
5.250%, Euribor + 5.250%, 12/18/26		598	559
Franklin UK Midco Limited, New Facility B2, 1st Lien
5.250%, Euribor + 5.250%, 12/18/26		20	19
Franklin UK Midco Limited, New Facility B3, 1st Lien
5.250%, Euribor + 5.250%, 12/18/26		231	216
Franklin UK Midco Limited, New Facility B4, 1st Lien
5.250%, Euribor + 5.250%, 12/18/26		151	141
Freshworld Holding III, Term Loan, 1st Lien
3.750%, 10/02/26		1,000	910

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 113

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Galileo Global Education, Term Loan, 1st Lien
3.750%, 07/09/28		$1,000	$899
Gfk SE, Term Loan B-1, 1st Lien
3.500%, 04/21/28		1,500	1,418
Gopher Resource, Term Loan B, 1st Lien
5.774%, 03/06/25		511	420
Grandir, Term Loan, 1st Lien
4.250%, 09/30/28		143	133
4.250%, 09/30/28		857	798
Harsco, Term Loan, 1st Lien
4.813%, 03/05/28		662	604
Holding Socotec, Term Loan, 1st Lien
3.500%, 05/05/28		1,500	1,347
House of Finance NV, Term Loan, 1st Lien
3.750%, 07/27/26		1,600	1,550
Inspired Finco Holdings Limited, Facility B2, 1st Lien
3.250%, Euribor + 3.250%, 05/28/26	EUR	1,000	892
Invent Farma, Term Loan, 1st Lien
3.438%, 02/12/28		1,000	887
Kronosnet, Term Loan, 1st Lien
0.000%, 07/28/29(G)		1,500	1,345
MGroup Term Loan B
5.692%, 07/25/25	GBP	2,700	2,747
Obol France 3 SAS, Facility B2, 1st Lien
4.813%, Euribor + 4.750%, 12/31/25		1,273	1,108
Optigroup AB, Term Loan, 1st Lien
5.250%, 03/11/29		1,000	888
Oravel Stays, Term Loan B, 1st Lien
10.440%, 06/05/26		529	467
Paradocs Holding Sarl, Term Loan, 1st Lien
3.225%, 02/17/28		1,000	925
Polystorm Bidco AB, Facility B1, 1st Lien
4.000%, Euribor + 4.000%, 10/04/28		1,000	918
Proxiserve (aka Persea) Term Loan
3.750%, 02/27/26	EUR	1,000	$935
QA Term Loan
5.810%, LIBOR + 4.750%, 07/26/24	GBP	1,500	1,549
Sapphire Bidco B.V., Facility B, 1st Lien
3.000%, 05/05/25	EUR	2,500	2,260
Sector Alarm Holding AS, Facility B1, 1st Lien
3.750%, Euribor + 3.000%, 06/15/26		1,000	894
Siaci Saint Honore, Term Loan, 1st Lien
4.225%, 07/21/28		1,500	1,367
Signal Parent, Inc., Initial Term Loan, 1st Lien
6.024%, LIBOR + 3.500%, 03/25/28		950	697
Sitel Group, Term Loan, 1st Lien
3.750%, 07/28/28		2,500	2,337
St. George’s University Scholastic Services LLC, Term Loan B, 1st Lien
6.365%, 02/10/29		625	591
Taurus Midco Ltd., Term Loan, 1st Lien
3.500%, 09/29/24		123	116
3.750%, 09/29/24		286	270
3.500%, 09/29/24		479	452
4.000%, 09/29/24		227	214
Verisure Holding AB (publ), Facility B (EUR), 1st Lien
3.473%, Euribor + 3.250%, 03/27/28		3,000	2,631
Vistra, Term Loan
3.870%, 10/27/25		953	880
Webhelp, Term Loan, 1st Lien
3.547%, 07/28/28		2,000	1,812
WSH Term Loan
5.277%, 02/27/26	GBP	1,000	1,013

Total Services			54,111

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 114

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Shipping [0.0%]
Worldwide Express/GlobalTranz, Term Loan, 2nd Lien
9.250%, 07/26/29		$350	$315

Technology [0.1%]
Lumileds, Cov-Lite Delayed Term Loan, 1st Lien
0.000%, 02/28/23(G)		39	39
Lumileds, Term Loan, 1st Lien
10.903%, 02/28/23(D)		69	68
Synaptics, Term Loan, 1st Lien
4.356%, 10/20/28		510	504
Trace3, Term Loan, 1st Lien
7.127%, 10/06/28		478	446
UST Holdings Ltd, Term Loan, 1st Lien
6.834%, 11/20/28		2,290	2,224
Virtusa, Term Loan, 1st Lien
6.865%, 02/11/28		1,180	1,103

Total Technology			4,384

Technology, Electronics, Software & IT [0.8%]
BMC, Term Loan, 1st Lien
4.000%, 10/02/25		994	899
Bock Capital Bidco BV, Term Loan, 1st Lien
3.500%, 04/28/28		1,000	865
Civica Term Loan
5.979%, 10/10/24(F)	GBP	2,000	2,079
Colour Bidco (NGA UK) Term Loan B
7.430%, LIBOR + 5.250%, 11/22/24	GBP	1,584	1,627
Concorde Lux, Term Loan, 1st Lien
4.000%, 03/01/28		995	895
Dedalus, Term Loan, 1st Lien
3.500%, 05/04/27		1,000	897
Greeneden U.S. Holdings I, LLC, Initial Euro Term Loan (2020), 1st Lien
4.250%, Euribor + 4.250%, 10/08/27		985	909
Helios Software Hold, Term Loan, 1st Lien
3.750%, 03/05/28		$2,322	$2,074
ION Trading Finance Limited, Initial Euro Term Loan (2021), 1st Lien
5.443%, Euribor + 4.250%, 04/01/28		3,960	3,557
MA Financeco., LLC, Euro Tranche B-1 Term Loan, 1st Lien
4.500%, Euribor + 4.500%, 05/29/25	EUR	779	749
MA Financeco., LLC, Euro Tranche B-2 Term Loan, 1st Lien
4.042%, Euribor + 4.000%, 02/26/27	EUR	2,000	1,919
Oberthur Technologies SA, Term Loan, 1st Lien
4.500%, 01/09/26		3,500	3,187
Paysafe Holdings, Term Loan, 1st Lien
3.685%, 06/09/28		1,975	1,603
Polaris Newco LLC, Term Loan, 1st Lien
4.000%, 06/02/28		1,985	1,784
Technicolor Creative, Term Loan, 1st Lien
0.000%, 09/07/26(G)		1,400	1,273

Total Technology, Electronics, Software & IT			24,317

Telecommunications [0.9%]
Altice France S.A. (Ypso France SAS), EUR TLB-11 Term Loan, 1st Lien
3.238%, Euribor + 3.000%, 07/31/25	EUR	2,369	2,085
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
8.615%, LIBOR + 5.500%, 09/01/27		500	462
Circet, Term Loan, 1st Lien
3.750%, 07/09/28		2,500	2,260
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
7.063%, LIBOR + 3.750%, 08/03/29		785	750

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 115

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Commscope, Inc., Initial Term Loan, 1st Lien
6.365%, LIBOR + 3.250%, 04/06/26		$460	$424
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan, 1st Lien
6.620%, LIBOR + 3.500%, 12/11/26		2,023	1,878
Consolidated Communications, Inc., Term B-1 Loan, 1st Lien
6.625%, LIBOR + 3.500%, 10/02/27		730	629
Coral-US Co-Borrower LLC, Term B-5 Loan, 1st Lien
5.068%, LIBOR + 2.250%, 01/31/28		1,385	1,329
Creation Technologies Inc., Initial Term Loan, 1st Lien
7.785%, LIBOR + 5.500%, 10/05/28		768	634
Eircom Finco S.a r.l., Facility B (2019), 1st Lien
2.750%, 05/15/26	EUR	1,500	1,374
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
7.115%, LIBOR + 4.000%, 12/01/27		326	310
Intelsat Jackson Holdings S.A., Term B Loan, 1st Lien
7.445%, CME Term SOFR + 4.250%, 02/01/29		1,298	1,215
Iridium Satellite LLC, Term B-2 Loan, 1st Lien
5.615%, LIBOR + 2.500%, 11/04/26		475	461
Lorca Holdco Limited, Facility B, 1st Lien
4.499%, Euribor + 4.250%, 09/17/27		3,500	3,156
Lumen Technologies Inc., Term B Loan, 1st Lien
5.365%, LIBOR + 2.250%, 03/15/27		496	450
Melita, Term Loan
3.930%, 07/30/26		945	862
MetroNet Systems Holdings, LLC, 2021 Term Loan, 1st Lien
6.615%, CME Term SOFR + 3.750%, 06/02/28		$840	$787
Radiate Holdco, LLC, Amendment No. 6 Term Loan, 1st Lien
6.365%, LIBOR + 3.250%, 09/25/26		1,801	1,662
UPC Broadband Holding B.V., Facility AY, 1st Lien
3.363%, Euribor + 3.000%, 01/31/29		1,000	915
VC GB Holdings I Corp, Initial Term Loan, 2nd Lien
9.627%, LIBOR + 6.750%, 07/23/29		250	215
Virgin Media Ireland Limited, Facility B1, 1st Lien
3.863%, Euribor + 3.500%, 07/15/29		2,500	2,245
Voyage Digital (NZ) Limited, Initial U.S. Term Loan, 1st Lien
7.263%, CME Term SOFR + 4.500%, 05/11/29		640	621
WP/AP Telecom Holdings IV B.V., Facility B Loan, 1st Lien
5.193%, Euribor + 4.000%, 03/30/29		3,000	2,750

Total Telecommunications			27,474

Transportation [0.0%]
Superior Industries, Closing Date Term Loan
6.784%, LIBOR + 4.000%, 05/22/24		909	850

Transportation, Airlines & Distribution [0.1%]
Financiere Storage, Term Loan, 1st Lien
8.250%, 09/25/26		1,000	911

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 116

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Optimus Bidco SAS, Term Loan, 1st Lien
3.750%, 09/29/25		$1,000	$915

Total Transportation, Airlines & Distribution			1,826

Utilities [0.3%]
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
7.424%, LIBOR + 3.750%, 10/02/25		987	839
Generation Bridge, LLC, Term B Loan, 1st Lien
8.674%, LIBOR + 5.000%, 12/01/28		540	530
Generation Bridge, LLC, Term C Loan, 1st Lien
8.674%, LIBOR + 5.000%, 12/01/28		11	11
Granite Generation LLC, Term Loan, 1st Lien
6.865%, LIBOR + 3.750%, 11/09/26		2,698	2,577
Invenergy Thermal Operating I LLC, Term Loan, 1st Lien
6.899%, CME Term SOFR + 3.750%, 08/28/25		841	818
Longview Power LLC, Term Loan
11.500%, 04/14/25		431	466
Traverse Midstream Partners LLC, Advance, 1st Lien
5.950%, CME Term SOFR + 4.250%, 09/27/24		863	841
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
9.127%, LIBOR + 5.750%, 06/22/26		1,741	1,677

Total Utilities			7,759

Total Loan Participations
(Cost $706,138)			617,938

Mortgage-Backed Securities [11.6%]
522 Funding CLO, Ser 2021-7A, Cl E
9.003%, ICE LIBOR USD 3 Month + 6.220%, 04/23/34(A)		$1,700	$1,355
Anchorage Capital Europe CLO 6 DAC, Ser 2022-6X, Cl E
8.866%, Euribor 3 Month + 8.110%, 08/25/34	EUR	1,000	818
Anchorage Capital Europe CLO DAC, Ser 2021-4X, Cl E
5.855%, Euribor 3 Month + 5.710%, 04/25/34	EUR	1,000	747
Arbour CLO III DAC, Ser 2021-3X, Cl ERR
5.890%, Euribor 3 Month + 5.890%, 07/15/34	EUR	1,250	939
Arbour CLO VII DAC, Ser 2020-7X, Cl E
7.400%, Euribor 3 Month + 6.400%, 03/15/33	EUR	3,500	2,708
Ares European CLO VIII DAC, Ser 2019-8X, Cl ER
6.322%, Euribor 3 Month + 6.320%, 04/17/32	EUR	1,500	1,175
Ares European CLO XIII BV, Ser 2020-13X, Cl E
6.397%, Euribor 3 Month + 6.350%, 07/20/32	EUR	5,650	4,420
Armada Euro CLO I DAC, Ser 2021-1X, Cl ER
6.235%, Euribor 3 Month + 6.090%, 10/24/33	EUR	850	656
Armada Euro CLO II DAC, Ser 2018-2X, Cl E
5.141%, Euribor 3 Month + 4.820%, 11/15/31	EUR	1,500	1,142
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
6.771%, Euribor 3 Month + 6.450%, 11/15/31	EUR	1,000	672

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 117

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Armada Euro CLO V DAC, Ser 2021-5X, Cl D
3.342%, Euribor 3 Month + 3.130%, 07/28/34	EUR	900	$725
Aurium CLO II DAC, Ser 2021-2X, Cl ERR
7.180%, Euribor 3 Month + 6.080%, 06/22/34	EUR	2,055	1,511
Aurium CLO V Designated Activity, Ser 2021-5X, Cl DR
3.502%, Euribor 3 Month + 3.500%, 04/17/34	EUR	2,500	2,019
Aurium CLO VII DAC, Ser 2021-7X, Cl E
6.181%, Euribor 3 Month + 5.860%, 05/15/34	EUR	2,125	1,580
BABSN CLO, Ser 2018-IA, Cl ER
8.210%, ICE LIBOR USD 3 Month + 5.500%, 01/20/31(A)		2,000	1,545
Bain Capital Euro CLO DAC, Ser 2018-1X, Cl E
5.017%, Euribor 3 Month + 4.970%, 04/20/32	EUR	1,690	1,212
Barings CLO 2019-III, Ser 2021-3A, Cl ER
9.410%, ICE LIBOR USD 3 Month + 6.700%, 04/20/31(A)		1,500	1,271
Barings Euro CLO 2015-1 DAC, Ser 2022-1X, Cl ERR
7.005%, Euribor 3 Month + 6.860%, 07/25/35	EUR	1,220	902
Barings Euro CLO BV, Ser 2018-1X, Cl E
4.120%, Euribor 3 Month + 4.120%, 04/15/31	EUR	4,275	3,296
Barings Euro CLO BV, Ser 2018-2X, Cl E
5.050%, Euribor 3 Month + 5.050%, 10/15/31	EUR	3,000	2,323
Barings Euro CLO BV, Ser 2018-3X, Cl E
6.023%, Euribor 3 Month + 5.790%, 07/27/31	EUR	2,900	$2,186
Barings Euro CLO DAC, Ser 2020-2X, Cl E
6.645%, Euribor 3 Month + 6.500%, 07/24/32	EUR	2,475	1,936
Battalion CLO 18, Ser 2021-18A, Cl ER
9.222%, ICE LIBOR USD 3 Month + 6.710%, 10/15/36(A)		2,000	1,633
Battalion CLO X, Ser 2021-10A, Cl DR2
9.393%, ICE LIBOR USD 3 Month + 6.610%, 01/25/35(A)		2,750	2,213
Battalion Clo XIV, Ser 2021-14A, Cl DR
6.150%, ICE LIBOR USD 3 Month + 3.440%, 01/20/35(A)		2,000	1,705
Battalion Clo XIV, Ser 2021-14A, Cl ER
9.570%, ICE LIBOR USD 3 Month + 6.860%, 01/20/35(A)		3,500	2,885
Birch Grove CLO 2, Ser 2021-2A, Cl E
9.688%, ICE LIBOR USD 3 Month + 6.950%, 10/19/34(A)		3,875	3,096
Birch Grove CLO 3, Ser 2021-3A, Cl E
9.718%, ICE LIBOR USD 3 Month + 6.980%, 01/19/35(A)		4,000	3,222
Black Diamond CLO, Ser 2017-1A, Cl C
6.733%, ICE LIBOR USD 3 Month + 3.950%, 04/24/29(A)		1,500	1,386
Black Diamond CLO, Ser 2021-1A, Cl D
10.239%, ICE LIBOR USD 3 Month + 7.480%, 11/22/34(A)		1,000	819

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 118

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Blackrock European CLO DAC, Ser 2018-1X, Cl ER
5.420%, Euribor 3 Month + 4.420%, 03/15/31	EUR	3,000	$2,205
Blackrock European CLO DAC, Ser 2018-1X, Cl FR
7.600%, Euribor 3 Month + 6.600%, 03/15/31	EUR	1,750	1,149
Blackrock European Clo III Designated Activity, Ser 2021-3X, Cl ER
6.202%, Euribor 3 Month + 6.130%, 07/19/35	EUR	3,000	2,213
Blackrock European CLO IX DAC, Ser 2019-9X, Cl F
9.920%, Euribor 3 Month + 8.920%, 12/15/32	EUR	1,250	859
Bluemountain Euro 2021-2 CLO DAC, Ser 2021-2X, Cl E
6.210%, Euribor 3 Month + 6.210%, 10/15/35	EUR	1,500	1,111
Bluemountain Euro CLO DAC, Ser 2021-2X, Cl D
3.100%, Euribor 3 Month + 3.100%, 10/15/35	EUR	1,150	897
Bosphorus CLO IV DAC, Ser 2018-4X, Cl E
5.630%, Euribor 3 Month + 4.630%, 12/15/30	EUR	2,000	1,527
Bosphorus CLO VI DAC, Ser 2021-6X, Cl E
6.268%, Euribor 3 Month + 5.800%, 05/25/34	EUR	2,500	1,848
Cairn CLO VIII BV, Ser 2017-8X, Cl E
5.288%, Euribor 3 Month + 5.050%, 10/30/30	EUR	2,000	1,600
Cairn CLO XI DAC, Ser 2019-11X, Cl E
6.770%, Euribor 3 Month + 6.770%, 07/15/35	EUR	5,850	4,666
Cairn CLO XIII DAC, Ser 2021-13X, Cl E
6.167%, Euribor 3 Month + 6.120%, 10/20/33	EUR	1,000	$750
Cairn CLO XIV DAC, Ser 2021-14X, Cl E
6.348%, Euribor 3 Month + 6.110%, 10/29/34	EUR	1,000	745
Capital Four CLO I DAC, Ser 2019-1X, Cl E
6.470%, Euribor 3 Month + 6.470%, 01/15/33	EUR	1,500	1,152
Capital Four CLO II DAC, Ser 2021-2X, Cl E
5.910%, Euribor 3 Month + 5.910%, 01/15/34	EUR	2,700	2,015
Carlyle Euro CLO 2017-1 DAC, Ser 2021-1X, Cl DR
6.470%, Euribor 3 Month + 6.470%, 07/15/34	EUR	1,650	1,266
Carlyle Euro CLO DAC, Ser 2017-3X, Cl D
4.580%, Euribor 3 Month + 4.580%, 01/15/31	EUR	2,000	1,519
Carlyle Euro CLO DAC, Ser 2021-2X, Cl CR
3.821%, Euribor 3 Month + 3.500%, 08/15/32	EUR	1,300	1,057
Carlyle Euro CLO DAC, Ser 2022-3X, Cl C
3.821%, Euribor 3 Month + 3.500%, 02/15/36	EUR	1,350	1,043
Carlyle Euro CLO DAC, Ser 2022-3X, Cl D
6.781%, Euribor 3 Month + 6.460%, 02/15/36	EUR	2,700	2,059
Carlyle Global Market Strategies CLO, Ser 2018-4RA, Cl C
5.412%, ICE LIBOR USD 3 Month + 2.900%, 07/15/30(A)		1,800	1,506

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 119

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Carlyle Global Market Strategies Euro CLO, Ser 2020-1X, Cl DR
5.502%, Euribor 3 Month + 5.500%, 01/16/33	EUR	2,000	$1,476
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-1X, Cl ER
4.930%, Euribor 3 Month + 4.930%, 07/15/31	EUR	3,300	2,523
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-3X, Cl DR
4.725%, Euribor 3 Month + 4.580%, 01/25/32	EUR	2,400	1,793
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl CRR
4.001%, Euribor 3 Month + 3.700%, 11/10/35	EUR	2,500	1,966
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl DRR
6.951%, Euribor 3 Month + 6.650%, 11/10/35	EUR	1,450	1,104
Catamaran CLO, Ser 2018-1A, Cl E
9.153%, ICE LIBOR USD 3 Month + 6.370%, 10/25/31(A)		3,500	2,563
Cathedral Lake VI, Ser 2021-6A, Cl E
9.993%, ICE LIBOR USD 3 Month + 7.210%, 04/25/34(A)		4,000	3,272
Cathedral Lake VIII, Ser 2021-8A, Cl E
10.200%, ICE LIBOR USD 3 Month + 7.490%, 01/20/35(A)		2,000	1,564
CIFC European Funding CLO IV DAC, Ser 2021-4X, Cl D
3.102%, Euribor 3 Month + 3.100%, 08/18/35	EUR	1,300	1,038
CIFC European Funding CLO V DAC, Ser 2021-5X, Cl D
3.150%, Euribor 3 Month + 3.150%, 11/23/34	EUR	1,430	$1,133
CQS US CLO, Ser 2021-1A, Cl D1
6.260%, ICE LIBOR USD 3 Month + 3.550%, 01/20/35(A)		1,000	866
CQS US CLO, Ser 2021-1A, Cl DJ
7.690%, ICE LIBOR USD 3 Month + 4.980%, 01/20/35(A)		300	263
CQS US CLO 2022-2, Ser 2022-2A, Cl E1
10.197%, TSFR3M + 6.850%, 07/20/31(A)		2,000	1,806
Crestline Denali CLO XIV, Ser 2018-1A, Cl DR
6.133%, ICE LIBOR USD 3 Month + 3.350%, 10/23/31(A)		2,000	1,620
Crestline Denali CLO XVII, Ser 2018-1A, Cl D
5.762%, ICE LIBOR USD 3 Month + 3.250%, 10/15/31(A)		2,250	1,877
CRNPT, Ser 2018-4A, Cl D
5.460%, ICE LIBOR USD 3 Month + 2.750%, 04/20/31(A)		3,000	2,577
Crown Point CLO 8, Ser 2021-8A, Cl ER
9.840%, ICE LIBOR USD 3 Month + 7.130%, 10/20/34(A)		3,500	3,013
Crown Point CLO 9, Ser 2021-9A, Cl DR
6.233%, ICE LIBOR USD 3 Month + 3.750%, 07/14/34(A)		2,000	1,739
Crown Point CLO 9, Ser 2021-9A, Cl ER
9.243%, ICE LIBOR USD 3 Month + 6.760%, 07/14/34(A)		2,375	1,900

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 120

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl ERRR
6.251%, Euribor 3 Month + 5.860%, 02/22/34	EUR	1,200	$904
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl FRRR
8.451%, Euribor 3 Month + 8.060%, 02/22/34	EUR	615	404
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
7.730%, Euribor 3 Month + 6.700%, 06/17/32	EUR	1,000	802
CVC Cordatus Loan Fund XXII DAC, Ser 2021-22X, Cl F
9.780%, Euribor 3 Month + 8.780%, 12/15/34	EUR	1,700	1,088
CVC Cordatus Loan Fund XXIV DAC, Ser 2022-24X, Cl E
0.000%, 10/23/34(C)	EUR	2,500	1,987
Diameter Capital Clo 3, Ser 2022-3A, Cl D
9.128%, TSFR3M + 6.800%, 04/15/37(A)		2,600	2,009
Dryden 29 Euro CLO 2013 BV, Ser 2018-29X, Cl ERR
4.750%, Euribor 3 Month + 4.750%, 07/15/32	EUR	911	701
Dryden 32 Euro CLO 2014 BV, Ser 2018-32X, Cl FR
7.591%, Euribor 3 Month + 7.270%, 08/15/31	EUR	1,250	747
Dryden 35 EURO CLO 2014 BV, Ser 2020-35X, Cl ER
6.332%, Euribor 3 Month + 6.330%, 01/17/33	EUR	4,200	3,269
Dryden 48 Euro CLO 2016 BV, Ser 2019-48X, Cl ER
6.670%, Euribor 3 Month + 6.670%, 10/15/32	EUR	2,640	2,127
Dryden 56 Euro CLO 2017 BV, Ser 2017-56X, Cl E
4.720%, Euribor 3 Month + 4.720%, 01/15/32	EUR	3,225	$2,494
Dryden 69 Euro CLO 2018 DAC, Ser 2021-69X, Cl ER
6.372%, Euribor 3 Month + 6.370%, 10/18/34	EUR	4,700	3,427
Dryden 73 Euro CLO 2019 BV, Ser 2019-73X, Cl E
6.820%, Euribor 3 Month + 6.820%, 01/15/34	EUR	2,000	1,578
Dryden 88 Euro Clo 2020 DAC, Ser 2021-88X, Cl E
6.057%, Euribor 3 Month + 6.010%, 07/20/34	EUR	1,500	1,119
Dryden 91 Euro CLO 2021 DAC, Ser 2022-91X, Cl E
7.060%, Euribor 3 Month + 7.060%, 04/18/35	EUR	1,000	784
Elevation CLO, Ser 2019-1A, Cl D1R2
10.555%, ICE LIBOR USD 3 Month + 7.650%, 08/15/32(A)		2,210	1,780
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
8.125%, Euribor 3 Month + 7.980%, 04/24/34	EUR	500	334
Euro-Galaxy IV CLO DAC, Ser 2021-4X, Cl DRR
3.288%, Euribor 3 Month + 3.050%, 07/30/34	EUR	1,120	894
Euro-Galaxy IV CLO DAC, Ser 2021-4X, Cl ERR
6.308%, Euribor 3 Month + 6.070%, 07/30/34	EUR	2,250	1,667

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 121

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Euro-Galaxy V CLO DAC, Ser 2021-5X, Cl ERR
6.141%, Euribor 3 Month + 5.820%, 02/15/34	EUR	1,350	$1,017
Euro-Galaxy VII CLO DAC, Ser 2021-7X, Cl ER
6.345%, Euribor 3 Month + 6.200%, 07/25/35	EUR	3,000	2,253
Fidelity Grand Harbour CLO 2019-1 DAC, Ser 2019-1X, Cl E
7.010%, Euribor 3 Month + 6.010%, 03/15/32	EUR	1,000	772
Fidelity Grand Harbour CLO DAC, Ser 2021-1X, Cl E
6.220%, Euribor 3 Month + 6.220%, 10/15/34	EUR	2,800	2,083
Franklin Park Place CLO I, Ser 2022-1A, Cl E
8.270%, TSFR3M + 7.500%, 04/14/35(A)		3,160	2,604
Generate CLO 5, Ser 2018-5A, Cl E
8.769%, ICE LIBOR USD 3 Month + 6.010%, 10/22/31(A)		2,500	2,057
GoldenTree Loan Management EUR CLO 3 DAC, Ser 2019-3X, Cl E
5.957%, Euribor 3 Month + 5.910%, 01/20/32	EUR	3,550	2,854
Greywolf CLO II, Ser 2021-1A, Cl DRR
9.562%, ICE LIBOR USD 3 Month + 7.050%, 04/15/34(A)		3,000	2,398
Greywolf CLO III, Ser 2020-3RA, Cl DR
9.686%, TSFR3M + 7.180%, 04/15/33(A)		5,000	4,209
Harvest CLO IX DAC, Ser 2017-9X, Cl ER
5.441%, Euribor 3 Month + 5.120%, 02/15/30	EUR	1,000	737
Harvest CLO VIII DAC, Ser 2018-8X, Cl DRR
2.550%, Euribor 3 Month + 2.550%, 01/15/31	EUR	1,800	$1,487
Harvest CLO XIV DAC, Ser 2015-14X, Cl F
6.633%, Euribor 3 Month + 6.300%, 11/18/29	EUR	3,250	2,344
Harvest CLO XVI DAC, Ser 2018-16X, Cl ER
5.570%, Euribor 3 Month + 5.570%, 10/15/31	EUR	3,000	2,312
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
6.110%, Euribor 3 Month + 6.110%, 01/15/32	EUR	1,500	1,148
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
8.357%, Euribor 3 Month + 8.310%, 10/20/32	EUR	1,500	1,016
Hayfin Emerald CLO IV DAC, Ser 2021-4X, Cl DR
3.450%, Euribor 3 Month + 3.450%, 10/15/34	EUR	1,855	1,470
Hayfin Emerald CLO VIII DAC, Ser 2021-8X, Cl D
3.502%, Euribor 3 Month + 3.500%, 01/17/35	EUR	1,400	1,085
Henley CLO III DAC, Ser 2021-3X, Cl DR
3.445%, Euribor 3 Month + 3.300%, 12/25/35	EUR	1,450	1,145
Henley CLO III DAC, Ser 2021-3X, Cl ER
6.435%, Euribor 3 Month + 6.290%, 12/25/35	EUR	1,050	808
Henley CLO VI DAC, Ser 2021-6X, Cl E
6.255%, Euribor 3 Month + 6.110%, 06/10/34	EUR	1,000	748

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 122

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Holland Park CLO DAC, Ser 2019-1X, Cl DRR
7.351%, Euribor 3 Month + 7.030%, 11/14/32	EUR	2,300	$1,783
ICG Euro CLO DAC, Ser 2021-1X, Cl E
6.460%, Euribor 3 Month + 6.460%, 10/15/34	EUR	2,000	1,525
ICG Euro CLO DAC, Ser 2021-1X, Cl F
8.820%, Euribor 3 Month + 8.820%, 10/15/34	EUR	1,000	655
Jamestown CLO XVI, Ser 2021-16A, Cl D
6.433%, ICE LIBOR USD 3 Month + 3.650%, 07/25/34(A)		2,000	1,747
Jamestown CLO XVI, Ser 2021-16A, Cl E
9.943%, ICE LIBOR USD 3 Month + 7.160%, 07/25/34(A)		2,000	1,620
Jamestown CLO XVII, Ser 2021-17A, Cl E
9.873%, ICE LIBOR USD 3 Month + 7.090%, 01/25/35(A)		4,000	3,378
KKR CLO 14, Ser 2018-14, Cl ER
8.662%, ICE LIBOR USD 3 Month + 6.150%, 07/15/31(A)		2,000	1,546
KKR CLO 26, Ser 2021-26, Cl ER
9.662%, ICE LIBOR USD 3 Month + 7.150%, 10/15/34(A)		3,000	2,460
Laurelin DAC, Ser 2018-1X, Cl ER
5.477%, Euribor 3 Month + 5.430%, 10/20/31	EUR	5,000	3,806
LCM 33, Ser 2021-33A, Cl D
5.910%, ICE LIBOR USD 3 Month + 3.200%, 07/20/34(A)		1,625	1,381
Madison Park Euro Funding VII BV, Ser 2018-7X, Cl ER
5.168%, Euribor 3 Month + 4.700%, 05/25/31	EUR	1,150	$857
Madison Park Euro Funding VIII DAC, Ser 2019-8X, Cl ER
7.150%, Euribor 3 Month + 7.150%, 04/15/32	EUR	2,500	2,032
Madison Park Euro Funding XI DAC, Ser 2018-11X, Cl D
3.121%, Euribor 3 Month + 2.800%, 02/15/31	EUR	3,000	2,592
Madison Park Euro Funding XI DAC, Ser 2018-11X, Cl E
5.181%, Euribor 3 Month + 4.860%, 02/15/31	EUR	3,650	2,835
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl E
5.200%, Euribor 3 Month + 5.200%, 10/15/31	EUR	3,350	2,563
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
5.200%, Euribor 3 Month + 5.200%, 10/15/31	EUR	151	116
Madison Park Funding XI, Ser 2017-11A, Cl ER
9.233%, ICE LIBOR USD 3 Month + 6.450%, 07/23/29(A)		3,500	2,954
Madison Park Funding XXXII, Ser 2021-32A, Cl ER
8.959%, ICE LIBOR USD 3 Month + 6.200%, 01/22/31(A)		3,000	2,483
Man GLG Euro CLO I DAC, Ser 2018-1X, Cl ERR
4.850%, Euribor 3 Month + 4.850%, 10/15/30	EUR	1,500	1,168

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 123

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Man GLG Euro CLO II DAC, Ser 2016-2X, Cl F
8.750%, Euribor 3 Month + 8.750%, 01/15/30	EUR	2,000	$1,355
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl E
6.860%, Euribor 3 Month + 5.860%, 12/15/31	EUR	900	685
Man GLG Euro CLO VI DAC, Ser 2020-6X, Cl E
5.390%, Euribor 3 Month + 5.390%, 10/15/32	EUR	1,300	1,005
Marble Point CLO XII, Ser 2018-1A, Cl D
5.740%, ICE LIBOR USD 3 Month + 3.000%, 07/16/31(A)		5,000	4,178
Midocean Credit CLO IX, Ser 2018-9A, Cl E
8.760%, ICE LIBOR USD 3 Month + 6.050%, 07/20/31(A)		1,000	792
MidOcean Credit CLO X, Ser 2021-10A, Cl ER
9.943%, ICE LIBOR USD 3 Month + 7.160%, 10/23/34(A)		3,000	2,365
Mountain View CLO, Ser 2018-9A, Cl CR
5.632%, ICE LIBOR USD 3 Month + 3.120%, 07/15/31(A)		2,500	2,019
Northwoods Capital 20, Ser 2021-20A, Cl ER
10.633%, ICE LIBOR USD 3 Month + 7.850%, 01/25/32(A)		2,438	1,976
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl DR
3.375%, Euribor 3 Month + 3.250%, 07/22/34	EUR	1,375	1,121
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl ER
6.185%, Euribor 3 Month + 6.060%, 07/22/34	EUR	2,300	1,740
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl FR
8.755%, Euribor 3 Month + 8.630%, 07/22/34	EUR	3,230	$2,104
Northwoods Capital 22, Ser 2022-22A, Cl D2R
8.597%, TSFR3M + 5.650%, 09/01/31(A)		1,000	934
Northwoods Capital 22, Ser 2022-22A, Cl ER
11.137%, TSFR3M + 8.190%, 09/01/31(A)		3,000	2,593
Northwoods Capital 25, Ser 2021-25A, Cl D
6.460%, ICE LIBOR USD 3 Month + 3.750%, 07/20/34(A)		2,000	1,725
Northwoods Capital 25, Ser 2021-25A, Cl E
9.850%, ICE LIBOR USD 3 Month + 7.140%, 07/20/34(A)		2,000	1,554
Northwoods Capital 27, Ser 2021-27A, Cl E
9.780%, ICE LIBOR USD 3 Month + 7.040%, 10/17/34(A)		1,150	910
Northwoods Capital XV, Ser 2021-15A, Cl ER
11.167%, ICE LIBOR USD 3 Month + 7.640%, 06/20/34(A)		2,000	1,592
Oak Hill European Credit Partners IV Designated Activity, Ser 2018-4X, Cl DR
2.547%, Euribor 3 Month + 2.500%, 01/20/32	EUR	3,000	2,513
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl DR
3.642%, Euribor 3 Month + 3.600%, 01/21/35	EUR	1,350	1,077
OAK Hill European Credit Partners V Designated Activity, Ser 2021-5X, Cl ER
6.412%, Euribor 3 Month + 6.370%, 01/21/35	EUR	1,000	746

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 124

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
OAK Hill European Credit Partners VIII DAC, Ser 2021-8X, Cl D
3.502%, Euribor 3 Month + 3.500%, 04/18/35	EUR	960	$796
OAK Hill European Credit Partners VIII DAC, Ser 2021-8X, Cl E
5.672%, Euribor 3 Month + 5.670%, 04/18/35	EUR	4,455	3,354
Oaktree CLO 2022-3, Ser 2022-3A, Cl E
11.205%, TSFR3M + 8.380%, 07/15/35(A)		2,000	1,760
Ocean Trails CLO 8, Ser 2021-8A, Cl DR
6.262%, ICE LIBOR USD 3 Month + 3.750%, 07/15/34(A)		2,000	1,711
Ocean Trails CLO 8, Ser 2021-8A, Cl ER
9.962%, ICE LIBOR USD 3 Month + 7.450%, 07/15/34(A)		1,000	804
Ocean Trails CLO VII, Ser 2019-7A, Cl E
9.620%, ICE LIBOR USD 3 Month + 6.880%, 04/17/30(A)		3,000	2,248
Ocean Trails CLO XII, Ser 2022-12A, Cl E
9.981%, TSFR3M + 8.110%, 07/20/35(A)		1,500	1,282
OCP Euro CLO DAC, Ser 2022-5X, Cl D
3.350%, Euribor 3 Month + 3.350%, 04/20/35	EUR	1,300	1,012
Otranto Park CLO DAC, Ser 2022-1X, Cl E
7.050%, Euribor 3 Month + 7.050%, 05/15/35	EUR	1,785	1,399
OZLM IX, Ser 2018-9A, Cl DRR
8.830%, ICE LIBOR USD 3 Month + 6.120%, 10/20/31(A)		2,000	1,461
OZLM VI, Ser 2018-6A, Cl DS
8.790%, ICE LIBOR USD 3 Month + 6.050%, 04/17/31(A)		3,550	2,741
OZLM XI, Ser 2017-11A, Cl DR
9.782%, ICE LIBOR USD 3 Month + 7.000%, 10/30/30(A)		$3,000	$2,337
OZLM XXII, Ser 2018-22A, Cl D
8.040%, ICE LIBOR USD 3 Month + 5.300%, 01/17/31(A)		1,800	1,372
OZLM XXIV, Ser 2019-24A, Cl D
9.760%, ICE LIBOR USD 3 Month + 7.050%, 07/20/32(A)		4,000	2,960
Palmer Square European Loan Funding 2022-3 DAC, Ser 2022-3X, Cl E
0.000%, 04/12/32(C)	EUR	1,200	1,061
Parallel, Ser 2018-1A, Cl C
5.510%, ICE LIBOR USD 3 Month + 2.800%, 04/20/31(A)		2,000	1,628
Parallel, Ser 2018-1A, Cl D
7.960%, ICE LIBOR USD 3 Month + 5.250%, 04/20/31(A)		1,250	909
Pikes Peak CLO 5, Ser 2020-5A, Cl E
9.410%, ICE LIBOR USD 3 Month + 6.700%, 04/20/33(A)		1,000	833
Purple Finance CLO 2 DAC, Ser 2019-2X, Cl E
6.447%, Euribor 3 Month + 6.400%, 04/20/32	EUR	2,000	1,507
Regatta XIV Funding, Ser 2018-3A, Cl E
8.733%, ICE LIBOR USD 3 Month + 5.950%, 10/25/31(A)		3,600	2,936
Regatta XV Funding, Ser 2018-4A, Cl D
9.283%, ICE LIBOR USD 3 Month + 6.500%, 10/25/31(A)		1,750	1,451
Rockford Tower Europe CLO DAC, Ser 2019-1X, Cl E
6.077%, Euribor 3 Month + 6.030%, 01/20/33	EUR	2,000	1,533

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 125

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl D
3.595%, Euribor 3 Month + 3.450%, 01/24/35	EUR	1,200	$932
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl E
6.365%, Euribor 3 Month + 6.220%, 01/24/35	EUR	1,500	1,061
Sculptor European Clo II DAC, Ser 2021-2X, Cl DR
3.600%, Euribor 3 Month + 3.600%, 04/15/34	EUR	1,000	828
Sculptor European Clo II DAC, Ser 2021-2X, Cl ER
5.890%, Euribor 3 Month + 5.890%, 04/15/34	EUR	1,100	823
Sculptor European CLO IX DAC, Ser 2022-9X, Cl D
3.350%, Euribor 3 Month + 3.350%, 04/10/34	EUR	1,400	1,080
Sculptor European CLO V DAC, Ser 2018-5X, Cl E
5.370%, Euribor 3 Month + 5.370%, 01/14/32	EUR	1,200	928
Sculptor European CLO VI DAC, Ser 2021-6X, Cl DR
3.400%, Euribor 3 Month + 3.400%, 10/15/34	EUR	1,350	1,087
Sculptor European CLO VII DAC, Ser 2020-7X, Cl D
4.500%, Euribor 3 Month + 4.500%, 01/15/34	EUR	1,025	884
Sculptor European CLO VII DAC, Ser 2020-7X, Cl F
8.380%, Euribor 3 Month + 8.380%, 01/15/34	EUR	255	178
Sculptor European CLO VIII DAC, Ser 2021-8X, Cl E
6.172%, Euribor 3 Month + 6.170%, 07/17/34	EUR	2,500	$1,896
Sound Point CLO V-R, Ser 2018-1RA, Cl D
5.840%, ICE LIBOR USD 3 Month + 3.100%, 07/18/31(A)		1,000	821
Sound Point CLO XXIII, Ser 2021-2A, Cl ER
8.982%, ICE LIBOR USD 3 Month + 6.470%, 07/15/34(A)		3,500	2,537
St. Paul’s CLO III-R DAC, Ser 2018-3RX, Cl ER
4.430%, Euribor 3 Month + 4.430%, 01/15/32	EUR	5,366	3,725
St. Paul’s CLO V, Ser 2017-5X, Cl ER
5.541%, Euribor 3 Month + 5.150%, 02/20/30	EUR	1,500	1,167
St. Paul’s CLO VI DAC, Ser 2021-6X, Cl ERR
6.691%, Euribor 3 Month + 6.300%, 05/20/34	EUR	1,000	763
St. Paul’s CLO VII DAC, Ser 2021-7X, Cl ERR
6.122%, Euribor 3 Month + 6.120%, 07/18/34	EUR	4,000	2,983
St. Paul’s CLO VIII DAC, Ser 2017-8X, Cl E
4.602%, Euribor 3 Month + 4.600%, 01/17/30	EUR	2,800	2,141
St. Paul’s CLO X DAC, Ser 2021-10X, Cl DR
3.875%, Euribor 3 Month + 3.750%, 04/22/35	EUR	250	204
St. Paul’s CLO X DAC, Ser 2021-10X, Cl ER
6.485%, Euribor 3 Month + 6.360%, 04/22/35	EUR	2,360	1,820

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 126

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
St. Paul’s CLO XII DAC, Ser 2020-12X, Cl E
5.320%, Euribor 3 Month + 5.320%, 04/15/33	EUR	1,710	$1,274
Tikehau CLO VI DAC, Ser 2021-6X, Cl E
6.320%, Euribor 3 Month + 6.320%, 01/15/35	EUR	1,100	811
Toro European CLO 2 DAC, Ser 2021-2X, Cl DRR
3.550%, Euribor 3 Month + 3.550%, 07/25/34	EUR	2,000	1,625
Toro European CLO 2 DAC, Ser 2021-2X, Cl ERR
6.470%, Euribor 3 Month + 6.470%, 07/25/34	EUR	2,000	1,507
Toro European CLO 3 DAC, Ser 2021-3X, Cl ERR
6.300%, Euribor 3 Month + 6.300%, 07/15/34	EUR	2,000	1,521
Toro European CLO 5 DAC, Ser 2018-5X, Cl E
4.200%, Euribor 3 Month + 4.200%, 10/15/30	EUR	1,800	1,362
Toro European CLO 6 DAC, Ser 2019-6X, Cl E
6.490%, Euribor 3 Month + 6.490%, 01/12/32	EUR	1,207	946
Toro European CLO 6 DAC, Ser 2021-6X, Cl DR
3.500%, Euribor 3 Month + 3.500%, 01/12/32	EUR	1,030	852
Trimaran Cavu, Ser 2019-1A, Cl E
9.750%, ICE LIBOR USD 3 Month + 7.040%, 07/20/32(A)		1,800	1,534
Trimaran Cavu, Ser 2019-2A, Cl D
9.690%, ICE LIBOR USD 3 Month + 6.950%, 11/26/32(A)		1,750	1,453
Trimaran Cavu, Ser 2021-1A, Cl E
9.283%, ICE LIBOR USD 3 Month + 6.500%, 04/23/32(A)		$4,000	$3,343
Trimaran Cavu, Ser 2021-2A, Cl E
9.983%, ICE LIBOR USD 3 Month + 7.200%, 10/25/34(A)		2,000	1,648
Trimaran Cavu, Ser 2021-3A, Cl E
10.110%, ICE LIBOR USD 3 Month + 7.370%, 01/18/35(A)		2,000	1,668
Trinitas CLO XVIII, Ser 2021-18A, Cl E
9.760%, ICE LIBOR USD 3 Month + 7.050%, 01/20/35(A)		4,000	3,379
Venture 45 Clo, Ser 2022-45A, Cl D1
5.077%, TSFR3M + 4.000%, 07/20/35(A)		3,500	2,948
Vesey Park CLO DAC, Ser 2020-1X, Cl D
7.493%, Euribor 3 Month + 7.160%, 11/16/32	EUR	2,000	1,612
VIBR, Ser 2018-8A, Cl D
8.460%, ICE LIBOR USD 3 Month + 5.750%, 01/20/31(A)		2,000	1,403
Vibrant CLO XIII, Ser 2021-13A, Cl D
9.572%, ICE LIBOR USD 3 Month + 7.060%, 07/15/34(A)		4,000	3,256
Voya CLO, Ser 2018-3A, Cl DR
8.640%, ICE LIBOR USD 3 Month + 5.900%, 10/18/31(A)		2,500	2,093
Voya CLO, Ser 2021-1A, Cl D
5.662%, ICE LIBOR USD 3 Month + 3.150%, 07/15/34(A)		1,150	1,005
Voya Euro CLO II DAC, Ser 2021-2X, Cl DR
3.200%, Euribor 3 Month + 3.200%, 07/15/35	EUR	1,350	1,092

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 127

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)/Shares(1)		Value (000)
Voya Euro CLO V DAC, Ser 2021-5X, Cl D
3.100%, Euribor 3 Month + 3.100%, 04/15/35	EUR	1,100	$875
Wellfleet CLO, Ser 2021-2A, Cl D
6.112%, ICE LIBOR USD 3 Month + 3.600%, 07/15/34(A)		2,000	1,750
Wellfleet CLO, Ser 2021-2A, Cl E
9.472%, ICE LIBOR USD 3 Month + 6.960%, 07/15/34(A)		1,000	822
Wellfleet CLO, Ser 2021-3A, Cl E
9.612%, ICE LIBOR USD 3 Month + 7.100%, 01/15/35(A)		1,500	1,287
Wind River CLO, Ser 2021-1KRA, Cl ER2
9.862%, ICE LIBOR USD 3 Month + 7.350%, 10/15/34(A)		2,000	1,618
Wind River CLO, Ser 2021-1KRA, Cl FR2
10.412%, ICE LIBOR USD 3 Month + 7.900%, 10/15/34(A)		1,000	738

Total Mortgage-Backed Securities
Cost ($466,269)			356,899

Non-Listed Business Development Companies [2.8%]
Financials [2.8%]
Golub Capital BDC 3 (J)		4,529	67,384
Golub Capital BDC 4 (J)		868	13,027
TCW Direct Lending LLC (J)		250	6,762

Total Financials			87,173

Total Non-Listed Business Development Companies

(Cost $87,664)			87,173

Sovereign Debt [2.5%]
Abu Dhabi Government International Bond, MTN
3.875%, 04/16/50		591	484
3.125%, 09/30/49		597	422

Description	Face Amount (000)(1)		Value (000)
Angolan Government International Bond
9.375%, 05/08/48		$1,257	$855
9.125%, 11/26/49		701	474
8.750%, 04/14/32		385	287
8.250%, 05/09/28		318	252
8.000%, 11/26/29		399	301
Argentina Paris Club
2.910%, 05/30/21	CHF	2,244	1,479
Argentine Republic Government International Bond
3.875%, 01/09/38(E)		899	213
3.500%, 07/09/41(E)		1,733	375
1.500%, 07/09/35(E)		12,542	2,287
1.000%, 07/09/29		690	135
0.500%, 07/09/30(E)		6,156	1,252
0.500%, 07/09/29	EUR	—	—
Bahrain Government International Bond
7.500%, 09/20/47		465	371
Brazilian Government International Bond
8.250%, 01/20/34		278	301
6.000%, 04/07/26		274	279
5.000%, 01/27/45		550	401
4.625%, 01/13/28		393	366
2.875%, 06/06/25		563	527
Chile Government International Bond
3.500%, 01/25/50		942	645
3.240%, 02/06/28		203	184
3.100%, 05/07/41		744	507
3.100%, 01/22/61		488	286
2.750%, 01/31/27		200	181
2.550%, 07/27/33		211	159
Colombia Government International Bond
8.125%, 05/21/24		518	530
7.375%, 09/18/37		337	293
6.125%, 01/18/41		628	464
5.625%, 02/26/44		556	370
4.125%, 05/15/51		501	270
3.875%, 04/25/27		497	422
Costa Rica Government International Bond
6.125%, 02/19/31		459	422
5.625%, 04/30/43		368	264
Croatia Government International Bond
6.000%, 01/26/24		658	663

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 128

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Dominican Republic International Bond
6.875%, 01/29/26		$466	$455
6.850%, 01/27/45		198	155
6.500%, 02/15/48		280	208
6.400%, 06/05/49		270	195
6.000%, 07/19/28		259	236
5.875%, 01/30/60		2,399	1,593
5.500%, 01/27/25		246	239
5.500%, 02/22/29		214	185
5.300%, 01/21/41		454	309
4.875%, 09/23/32		3,898	2,935
Ecuador Government International Bond
2.500%, 07/31/35(A) (E)		5,595	1,855
1.500%, 07/31/40(E)		1,313	391
Egypt Government International Bond, MTN
8.875%, 05/29/50		548	306
8.750%, 09/30/51		500	277
8.700%, 03/01/49		759	423
8.500%, 01/31/47		1,098	614
7.903%, 02/21/48		559	294
7.625%, 05/29/32		293	178
7.600%, 03/01/29		296	208
6.588%, 02/21/28		314	221
5.875%, 02/16/31		458	267
El Salvador Government International Bond
7.625%, 02/01/41		530	175
7.125%, 01/20/50		320	104
Export-Import Bank of India, MTN
2.250%, 01/13/31		372	280
Federative Republic of Brazil
4.250%, 01/07/25		843	823
Gabon Government International Bond
6.625%, 02/06/31		545	360
Ghana Government International Bond
8.950%, 03/26/51		577	215
8.875%, 05/07/42		455	169
8.625%, 04/07/34		578	217
8.125%, 03/26/32		200	76
Guatemala Government Bond
6.125%, 06/01/50		289	238
4.650%, 10/07/41		200	141
Hungary Government International Bond
5.375%, 03/25/24		$358	$353
3.125%, 09/21/51		284	151
2.125%, 09/22/31		260	179
Indonesia Government International Bond, MTN
8.500%, 10/12/35		203	247
7.750%, 01/17/38		407	465
6.625%, 02/17/37		265	275
5.950%, 01/08/46		341	330
5.250%, 01/17/42		247	224
5.250%, 01/08/47		289	259
5.125%, 01/15/45		661	580
4.750%, 07/18/47		274	231
4.200%, 10/15/50		374	286
4.150%, 09/20/27		200	190
Ivory Coast Government International Bond
6.875%, 10/17/40	EUR	387	239
6.125%, 06/15/33		2,600	1,976
5.875%, 10/17/31	EUR	434	309
4.875%, 01/30/32	EUR	399	263
Jamaica Government International Bond
7.875%, 07/28/45		296	320
Kazakhstan Government International Bond, MTN
6.500%, 07/21/45		536	498
Lebanon Government International Bond, MTN
8.250%, 04/12/21(B)		1,357	87
7.250%, 03/23/37(B)		1	—
7.050%, 11/02/35(B)		157	10
7.000%, 03/23/32(B)		898	56
6.850%, 03/23/27(B)		1,262	78
6.375%, 03/09/20(B)		202	12
6.150%, 06/19/20(B)		1,760	106
6.100%, 10/04/22(B)		734	45
6.000%, 01/27/23(B)		448	28
5.800%, 04/14/20(B)		928	56
Mexico Government International Bond
6.050%, 01/11/40		214	198
5.750%, 10/12/10		490	382
5.550%, 01/21/45		335	289
4.875%, 05/19/33		271	239
4.750%, 03/08/44		198	152
4.280%, 08/14/41		330	241

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 129

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
3.771%, 05/24/61	$1,537	$914
3.750%, 04/19/71	1,272	743
Morocco Government International Bond
5.500%, 12/11/42	265	196
4.250%, 12/11/22	298	297
Nigeria Government International Bond, MTN
8.250%, 09/28/51(A)	264	149
7.696%, 02/23/38	445	261
7.625%, 11/28/47	523	293
7.375%, 09/28/33(A)	660	401
6.500%, 11/28/27	305	221
Oman Government International Bond
7.000%, 01/25/51	496	411
6.750%, 10/28/27	709	701
6.750%, 01/17/48	523	421
6.500%, 03/08/47	1,434	1,127
6.250%, 01/25/31	205	192
6.000%, 08/01/29	497	464
4.750%, 06/15/26	590	551
Pakistan Government International Bond
8.875%, 04/08/51	854	313
8.250%, 04/15/24	987	416
8.250%, 09/30/25	378	151
7.375%, 04/08/31	796	299
6.875%, 12/05/27	566	217
Pakistan Water & Power Development Authority
7.500%, 06/04/31	336	119
Panama Government International Bond
9.375%, 04/01/29	202	235
8.875%, 09/30/27	231	265
7.125%, 01/29/26	110	116
6.700%, 01/26/36	525	518
4.500%, 05/15/47	344	246
4.300%, 04/29/53	550	370
Paraguay Government International Bond
5.400%, 03/30/50	210	156
4.700%, 03/27/27	291	276
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/26	420	413
Peruvian Government International Bond
8.750%, 11/21/33	876	1,058
7.350%, 07/21/25	396	416
5.625%, 11/18/50	$467	$442
3.300%, 03/11/41	134	93
3.230%, 07/28/21	276	151
2.780%, 12/01/60	546	299
Philippine Government International Bond
10.625%, 03/16/25	232	263
9.500%, 02/02/30	462	573
7.750%, 01/14/31	420	485
6.375%, 10/23/34	416	437
4.200%, 03/29/47	200	156
3.950%, 01/20/40	825	657
2.950%, 05/05/45	290	189
Qatar Government International Bond
4.817%, 03/14/49	937	870
4.400%, 04/16/50	288	254
3.250%, 06/02/26	752	717
Republic of South Africa Government International Bond
5.875%, 06/22/30	259	224
5.875%, 04/20/32	250	207
5.750%, 09/30/49	571	369
5.650%, 09/27/47	460	297
5.000%, 10/12/46	342	209
4.300%, 10/12/28	1,020	851
Romanian Government International Bond
6.125%, 01/22/44	118	95
4.000%, 02/14/51	1,040	583
3.625%, 03/27/32	368	267
3.000%, 02/27/27	162	137
3.000%, 02/14/31	182	130
Saudi Government International Bond, MTN
5.250%, 01/16/50	625	587
5.000%, 04/17/49	707	639
4.625%, 10/04/47	323	275
4.500%, 04/22/60	462	390
4.375%, 04/16/29	300	294
3.750%, 01/21/55	703	521
3.450%, 02/02/61	1,030	702
Senegal Government International Bond
6.250%, 05/23/33	2,700	2,025
Sri Lanka Government International Bond
7.850%, 03/14/29	560	143
7.550%, 03/28/30	424	108

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 130

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Third Pakistan International Sukuk
5.625%, 12/05/22	$404	$346
Turkey Government International Bond
6.000%, 01/14/41	301	187
5.750%, 03/22/24	366	354
5.750%, 05/11/47	811	490
5.600%, 11/14/24	255	240
4.875%, 04/16/43	788	447
4.250%, 03/13/25	200	177
3.250%, 03/23/23	323	320
Uruguay Government International Bond
7.875%, 01/15/33	524	629
7.625%, 03/21/36	387	466
5.100%, 06/18/50	401	368
4.975%, 04/20/55	678	608
4.125%, 11/20/45	311	270
Vertical US Newco
5.250%, 07/15/27(A)	2,025	1,722
Vietnam Government International Bond
4.800%, 11/19/24	578	573
Zambia Government International Bond
8.970%, 07/30/27	635	304

Total Sovereign Debt
Cost ($111,686)		75,483

Life Settlement Contracts [2.4%](D)(H)
American General Life #508L, Acquired 05/30/2014	2,595	1,410
American General Life #542L, Acquired 07/30/2015	83	377
American General Life #906L, Acquired 07/30/2015	479	2,997
AXA Equitable Life #0474, Acquired 11/04/2013	7,290	6,558
AXA Equitable Life #1616, Acquired 05/30/2014	3,254	2,467
AXA Equitable Life #1898, Acquired 11/04/2013	441	1,201
AXA Equitable Life #7233, Acquired 11/04/2013	395	1,644
AXA Equitable Life #7578, Acquired 11/04/2013	2,104	3,670
AXA Equitable Life #7857, Acquired 11/04/2013	$2,297	$776
AXA Equitable Life #8538, Acquired 11/04/2013	1,333	1,495
Guardian Insurance #0346, Acquired 11/04/2013	646	1,370
Hartford Life #4700, Acquired 11/24/2015	81	151
ING Reliastar #1234, Acquired 12/05/2013	1,067	4,668
ING Reliastar #4842, Acquired 11/20/2013	921	1,793
ING Reliastar #776H, Acquired 05/30/2014	1,518	728
John Hancock #0430, Acquired 05/30/2014	2,418	2,844
John Hancock #1929, Acquired 05/30/2014	3,812	2,258
John Hancock #5072, Acquired 05/30/2014	1,409	4,122
John Hancock #5080, Acquired 11/19/2013	313	4,123
John Hancock #5885, Acquired 05/30/2014	894	1,830
John Hancock #6686, Acquired 05/30/2014	3,035	1,967
Lincoln National #4754, Acquired 09/17/2015	610	4,432
Lincoln National #5658, Acquired 09/17/2015	329	1,501
Lincoln National #7099, Acquired 09/17/2015	1,254	3,174
Lincoln National #8558, Acquired 09/17/2015	1,659	1,758
Mass Mutual #5681, Acquired 11/05/2013	288	2,331
Met Life #8MLU, Acquired 05/20/2014	1,413	537
Penn Life #8183, Acquired 10/18/2016	46	129
Penn Mutual #3106, Acquired 05/30/2014	1,294	1,567
Phoenix Life #5715, Acquired 10/18/2016	570	2,423
Phoenix Life #6157, Acquired 10/18/2016	569	2,432
Phoenix Life #8499, Acquired 05/30/2014	756	1,281
Phoenix Life #8509, Acquired 05/30/2014	761	1,281
Principal Financial #6653, Acquired 10/30/2013	306	275
Security Mutual Life #5380, Acquired 10/28/2013	410	—

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 131

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Transamerica #1708, Acquired 10/28/2013	$957	$353
Transamerica #8205, Acquired 10/28/2013	714	436

Total Life Settlement Contracts
(Cost $48,321)		72,359

Limited Partnership [1.8%]
NB Insurance-Linked Strategies Fund*	1	13,195
Oberland Capital Healthcare Solutions Co-Invest Offshore LP (J)	3,319	3,901
Oberland Capital Healthcare Solutions LP (J)	3,949	4,072
Primary Wave Music IP Fund LP (J)	34,521	34,298

Total Limited Partnership
(Cost $51,789)		55,466

Closed-End Funds [0.3%]
Cliffwater Corporate Lending Fund, Cl I	942,507	10,057
Stone Ridge Reinsurance Risk Premium Interval Fund	492	18

Total Closed-End Funds
(Cost $10,021)		10,075

Convertible Bonds [0.2%]
Building & Construction [0.1%]
HTA Group
2.875%, 03/18/27	1,800	1,314

Cable Satellite [0.0%]
DISH Network
3.375%, 08/15/26	1,030	709

Description	Face Amount (000)(1)/Shares		Value (000)
Coal Mining [0.0%]
New World Resources
4.000%cash or 8.000% PIK, 10/07/20(B)	EUR	380	$9

E-Commerce/Products [0.0%]
Sea
0.250%, 09/15/26		920	637

E-Commerce/Services [0.1%]
MercadoLibre
2.000%, 08/15/28		570	1,122

Hotels and Motels [0.0%]
H World Group
3.000%, 05/01/26		680	740

Telephones & Telecommunications [0.0%]
Digicel Group Holdings
7.000%, 10/01/71		1,902	333

Total Convertible Bonds
Cost ($6,265)			4,864

Common Stock [0.2%]
Cable Satellite [0.0%]
Intelsat Jackson (D)		2,116	12

Consumer Cyclical [0.1%]
TruKid *		232	579

Diversified Minerals [0.0%]
New World Resources, Cl A *		44,276,198	—

Energy [0.0%]
BlackBrush Oil & Gas, L.P.		39,375	—

Financial Services [0.0%]
A’ayan Leasing & Investment KSCP		976,932	247

Financials [0.0%]
BCD Acquisition		1,000,000	—
Propco Certificates * (D)		3,788	51

Total Financials			51

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 132

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Shares/Number of Warrants	Value (000)
Health Care [0.0%]
Novartex	180,000	$19

Manufacturing [0.0%]
Vivarte	6,000	1

Media Entertainment [0.0%]
iHeartMedia *	12,136	89

Oil Field Services [0.1%]
Superior Energy	30,620	1,975

Petroleum & Fuel Products [0.0%]
Summit Midstream Partners *	11,456	172

Pharmaceuticals [0.0%]
Mallinckrodt *	29,137	495

Retailers [0.0%]
Belk, Inc.	81	1
Penney Borrower LLC * (D)	505	3

Total Retailers		4

Services [0.0%]
Wayne Services Legacy *	257	—

Technology [0.0%]
AS ADV Shares	127,800	—
ESC GCBREGS Corp	4,750,000	—

Total Technology		—

Utilities [0.0%]
Longview Power LLC	64,904	811

Total Common Stock
(Cost $5,748)		4,455

Warrant [0.0%]
Toys ‘R’ Us/Hill Street
Expires 06/21/23* (I)	14,795	7

Total Warrant
(Cost $0)		7

Description	Shares	Value (000)
Preferred Stock [0.0%]
[0.0%]
Blackbrush Oil & Gas, LP (K)	1,289	$798

Total Preferred Stock
(Cost $366)		798

Short-Term Investment [3.9%]
SEI Daily Income Trust Government Fund, Cl F, 2.569%**	120,596,420	120,596

Total Short-Term Investment
(Cost $120,596)		120,596

Total Investments [97.8%]
(Cost $3,789,986)		$3,003,375

Percentages are based on net assets of $3,070,638 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2022.

(1)	U.S. Dollars unless otherwise indicated.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2022, the value of these securities amounted to $995,695 (000), representing 32.4% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(C)	Zero coupon security.

(D)	Level 3 security in accordance with fair value hierarchy.

(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(G)	Unsettled bank loan, Interest rate not available.

(H)	Security is considered restricted. The total market value of such securities as of September 30, 2022 was $72,359 (000) and represented 2.36% of the net assets of the Fund.

(I)	Strike Price is unavailable.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 133

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

(J)	Unfunded Commitments as of September 30, 2022:

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
Golub Capital BDC 3, Inc	$67,384,754	$7,125,000	None	None
Golub Capital BDC 4, Inc	13,026,821	61,973,179	None	None
Oberland Capital Healthcare Solutions Offshore LP	4,072,370	15,715,097	None	None
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	3,900,527	16,681,250	None	None
Primary Wave Music IP Fund, LP	34,298,301	14,367,315	None	None
TCW Direct Lending LLC	6,761,662	18,238,338	None	None
Total	$129,444,435	$134,100,179

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EUR — Euro

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

JPY — Japanese Yen

ICE — Intercontinental Exchange

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Company

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Paid-in Kind

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Months

ULC — Unlimited Liability Company

USD — U.S. Dollar

At September 30, 2022, the following life settlement contracts are considered restricted securities. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at September 30, 2022, were as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost (000)	Market Value (000)	% of Net Assets
American General Life #508L	1	5/30/2014	5/30/2014	$ 2,595	$1,410	0.1%
American General Life #542L	1	7/30/2015	7/30/2015	83	377	0.0%
American General Life #906L	1	7/30/2015	7/30/2015	479	2,997	0.1%
AXA Equitable Life #0474	1	11/4/2013	11/4/2013	7,290	6,558	0.2%
AXA Equitable Life #1616	1	5/30/2014	5/30/2014	3,254	2,467	0.1%
AXA Equitable Life #1898	1	11/4/2013	11/4/2013	441	1,201	0.0%
AXA Equitable Life #7233	1	11/4/2013	11/4/2013	395	1,644	0.1%
AXA Equitable Life #7578	1	11/4/2013	11/4/2013	2,104	3,670	0.1%
AXA Equitable Life #7857	1	11/4/2013	11/4/2013	2,297	776	0.0%
AXA Equitable Life #8538	1	11/4/2013	11/4/2013	1,333	1,495	0.0%
Guardian Insurance #0346	1	11/4/2013	11/4/2013	646	1,370	0.0%
Hartford Life #4700	1	11/24/2015	11/24/2015	81	151	0.0%
ING Reliastar #1234	1	12/5/2013	12/5/2013	1,067	4,668	0.1%
ING Reliastar #4842	1	11/20/2013	11/20/2013	921	1,793	0.1%
ING Reliastar #776H	1	5/30/2014	5/30/2014	1,518	728	0.0%
John Hancock #0430	1	5/30/2014	5/30/2014	2,418	2,844	0.1%
John Hancock #1929	1	5/30/2014	5/30/2014	3,812	2,258	0.1%
John Hancock #5072	1	5/30/2014	5/30/2014	1,409	4,122	0.1%
John Hancock #5080	1	11/19/2013	11/19/2013	313	4,123	0.1%
John Hancock #5885	1	5/30/2014	5/30/2014	894	1,830	0.1%
John Hancock #6686	1	5/30/2014	5/30/2014	3,035	1,967	0.1%
Lincoln National #4754	1	9/17/2015	9/17/2015	610	4,432	0.1%
Lincoln National #5658	1	9/17/2015	9/17/2015	329	1,501	0.0%
Lincoln National #7099	1	9/17/2015	9/17/2015	1,254	3,174	0.1%

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 134

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (continued)

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost (000)	Market Value (000)	% of Net Assets
Lincoln National #8558	1	9/17/2015	9/17/2015	$ 1,659	$1,758	0.1%
Mass Mutual #5681	1	11/5/2013	11/5/2013	288	2,331	0.1%
Met Life #8MLU	1	5/20/2014	5/20/2014	1,413	537	0.0%
Penn Life #8183	1	10/18/2016	10/18/2016	46	129	0.0%
Penn Mutual #3106	1	5/30/2014	5/30/2014	1,294	1,567	0.0%
Phoenix Life #5715	1	10/18/2016	10/18/2016	570	2,423	0.1%
Phoenix Life #6157	1	10/18/2016	10/18/2016	569	2,432	0.1%
Phoenix Life #8499	1	5/30/2014	5/30/2014	756	1,281	0.0%
Phoenix Life #8509	1	5/30/2014	5/30/2014	761	1,281	0.0%
Principal Financial #6653	1	10/30/2013	10/30/2013	306	275	0.0%
Security Mutual Life #5380	1	10/28/2013	10/28/2013	410	—	0.0%
Transamerica #1708	1	10/28/2013	10/28/2013	957	353	0.0%
Transamerica #8205	1	10/28/2013	10/28/2013	714	436	0.0%
				$ 48,321	$72,359	2.1%

A list of the open forward foreign currency contracts held by the Fund at September 30, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
U.S. Bank	11/25/22	EUR	476	USD	489	$21
U.S. Bank	10/19/22	USD	515	GBP	460	(1)
U.S. Bank	10/19/22	GBP	24,230	USD	27,883	819
U.S. Bank	10/19/22-10/26/22	EUR	486,430	USD	486,860	9,607
U.S. Bank	10/19/22	EUR	1,000	USD	963	(18)
U.S. Bank	11/25/22	EUR	1,802	USD	1,867	94
						$10,522

A list of the open futures contracts held by the Fund at September 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Short Contracts
U.S. 10-Year Treasury Note	(245)	Dec-2022	$(28,749)	$(27,455)	$1,294

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$1,597,248	$14	$1,597,262
Loan Participations	—	614,807	3,131	617,938
Mortgage-Backed Securities	—	356,899	—	356,899
Non-Listed Business Development Companies(a)	—	—	—	87,173
Sovereign Debt	—	75,483	—	75,483
Life Settlement Contracts	—	—	72,359	72,359
Limited Partnership(a)	—	—	—	55,466
Closed-End Funds	10,075	—	—	10,075
Convertible Bonds	—	4,864	—	4,864
Common Stock	3,578	811	66	4,455
Warrant	—	7	—	7
Preferred Stock	—	798	—	798
Short-Term Investment	120,596	—	—	120,596
Total Investments in Securities	$134,249	$2,650,917	$75,570	$3,003,375

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$10,541	$—	$10,541
Unrealized Depreciation	—	(19)	—	(19)
Futures Contracts*
Unrealized Appreciation	1,294	—	—	1,294
Total Other Financial Instruments	$1,294	$10,522	$—	$11,816

(a)

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

*	Forwards and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)

Of the $75,570 (000) in Level 3 securities as of September 30, 2022, $72,359 (000) or 95.8% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 135

consolidated schedule of investments
September 30, 2022
City National Rochdale Fixed Income Opportunities Fund (concluded)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of September 30, 2022:

	Investments in Corporate Bonds	Investments in Loan Participations	Investments in Mortgage-Backed Securities
Beginning balance as of October 1, 2021	$16	$3,885	$1,995
Accrued discounts/ premiums	—	2	—
Realized gain/(loss)	—	8	40
Change in unrealized appreciation/(depreciation)	(2)	(168)	(35)
Purchases	—	943	—
Sales/paydowns	—	(2,847)	(2,000)
Transfers into Level 3	—	3,130	—
Transfers out of Level 3	—	(1,822)	—
Ending balance as of September, 2022	$14	$3,131	$—
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(2)	$(261)	$—

	Investments in Life Settlement Contracts	Investments Common Stocks	Total
Beginning balance as of October 1, 2021	$93,737	$80	99,713
Accrued discounts/ premiums	—	—	2
Realized gain/(loss)	1,134	—	1,182
Change in unrealized appreciation/(depreciation)	(7,228)	(14)	(7,447)
Purchases	—	—	943
Sales/paydowns	(15,284)	—	(20,131)
Transfers into Level 3	—	—	3,130
Transfers out of Level 3	—	—	(1,822)
Ending balance as of September, 2022	$72,359	$66	$75,570
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(17,628)	$(14)	$(17,905)

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of September 30, 2022. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at September 30, 2022 (000)	Valuation Techniques
Life Settlement Contracts	$72,359	Discounted Cash Flow Model

		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	13.63%
		Expected Maturity (months)	16-102 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the year ended September 30, 2022, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

At September 30, 2022, the Fund had the following investments in life settlement contracts:

Projected Year of Maturity	Number of Contracts	Fair Value (000)	Face Value (Death Benefits) (000)
2024	2	$6,235	$10,250
2025	5	13,971	27,000
2026	11	21,107	77,500
2027	9	19,035	66,000
Thereafter	10	12,011	56,290
	37	$72,359	$237,040

For the year ended September 30, 2022, the net change to fair value on life settlement contracts, net of premiums paid and continuing costs disclosed in the Fund’s Consolidated Statement of Operations, as part of the unrealized appreciation/(depreciation) on investments, consisted of a net negative change to fair value on life settlement contracts of $(7,228,472), and by $20,771,705 in premiums paid and continuing costs associated with its investment in the policies. For the year ended September 30, 2022, the Fund realized gains of $1,135,578 on matured life settlement contracts, which are disclosed in the Consolidated Statement of Operations, as part of the realized gain/(loss) on investments.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 136

schedule of investments
September 30, 2022
City National Rochdale Equity Income Fund

Description	Shares	Value (000)
Common Stock [98.4%]
Communication Services [7.3%]
AT&T	294,400	$4,516
BCE	88,500	3,712
Interpublic Group	104,300	2,670
Verizon Communications	102,267	3,883

Total Communication Services		14,781

Consumer Discretionary [2.5%]
Genuine Parts	28,600	4,271
Newell Brands	57,400	797

Total Consumer Discretionary		5,068

Consumer Staples [10.6%]
Altria Group	110,950	4,480
Coca-Cola	81,772	4,581
General Mills	60,480	4,633
Philip Morris International	47,100	3,910
Procter & Gamble	30,400	3,838

Total Consumer Staples		21,442

Energy [9.7%]
Chevron	44,500	6,394
Marathon Petroleum	76,000	7,549
Williams	196,900	5,637

Total Energy		19,580

Financials [25.8%]
Ares Capital	285,400	$4,817
Cincinnati Financial	45,200	4,049
Citizens Financial Group	130,200	4,474
Eversource Energy	44,542	3,472
Fifth Third Bancorp	127,000	4,059
First Horizon	334,400	7,658
Franklin Resources	67,000	1,442
Hartford Financial Services Group	68,200	4,224
KeyCorp	277,600	4,447
MetLife	97,000	5,896
Principal Financial Group	68,000	4,906
US Bancorp	72,100	2,907

Total Financials		52,351

Health Care [4.4%]
Merck	60,450	5,206
Pfizer	89,000	3,895

Total Health Care		9,101

Industrials [4.5%]
Emerson Electric	54,500	3,990
Lockheed Martin	13,000	5,022

Total Industrials		9,012

Information Technology [4.2%]
Cisco Systems	77,800	3,112
IBM	36,900	4,384
Intel	39,600	1,020

Total Information Technology		8,516

Materials [5.3%]
International Paper	110,000	3,487
LyondellBasell Industries, Cl A	47,100	3,546
Sonoco Products	66,650	3,781

Total Materials		10,814

REITs [6.1%]
Crown Castle	18,200	2,631
Mid-America Apartment Communities	10,300	1,597
National Retail Properties	115,200	4,592

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 137

schedule of investments
September 30, 2022
City National Rochdale Equity Income Fund (concluded)

Description	Shares	Value (000)
Prologis	24,200	$2,459
Simon Property Group	11,200	1,005

Total REITs		12,284

Utilities [18.0%]
American Electric Power	70,500	6,095
Avangrid	76,900	3,207
Dominion Energy	85,400	5,902
Duke Energy	68,006	6,326
Entergy	51,800	5,212
FirstEnergy	66,400	2,457
NextEra Energy Partners	46,200	3,341
Sempra Energy	26,500	3,973

Total Utilities		36,513

Total Common Stock
(Cost $183,233)		199,462

Short-Term Investment [0.6%]
SEI Daily Income Trust Government Fund, Cl F, 2.569%**	1,089,914	1,090

Total Short-Term Investment
(Cost $1,090)		1,090

Total Investments [99.0%]
(Cost $184,323)		$200,552

Percentages are based on net assets of $202,680 (000).

**	The rate reported is the 7-day effective yield as of September 30, 2022.

Cl — Class

REIT — Real Estate Investment Trust

As of September 30, 2022, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 138

schedule of investments
September 30, 2022
City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [83.7%]
Aerospace & Defense [1.7%]
Northrop Grumman	12,000	$5,644

Beverages [2.4%]
PepsiCo	49,000	8,000

Biotechnology [1.7%]
Gilead Sciences	89,000	5,490

Capital Markets [3.6%]
Blackstone, Cl A (A)	64,000	5,357
CME Group, Cl A	36,000	6,376

Total Capital Markets		11,733

Commercial Banks [2.2%]
JPMorgan Chase	68,000	7,106

Commercial Services & Supplies [3.2%]
Cintas	27,000	10,481

Construction & Engineering [0.8%]
Quanta Services	22,000	2,803

Diversified Financial Services [2.2%]
Berkshire Hathaway, Cl B *	27,000	7,209

Electric Utilities [1.9%]
NextEra Energy	80,000	6,273

Food & Staples Retailing [4.8%]
Costco Wholesale	21,000	$9,918
Walmart	46,000	5,966

Total Food & Staples Retailing		15,884

Health Care Equipment & Supplies [1.4%]
Edwards Lifesciences *	57,000	4,710

Health Care Providers & Services [5.6%]
HCA Healthcare	18,000	3,308
UnitedHealth Group	30,000	15,151

Total Health Care Providers & Services		18,459

Hotels, Restaurants & Leisure [3.8%]
McDonald’s	33,000	7,615
Starbucks	59,000	4,971

Total Hotels, Restaurants & Leisure		12,586

Insurance [0.5%]
Aon, Cl A	6,500	1,741

Interactive Media & Services [3.1%]
Alphabet, Cl A *	84,000	8,034
Meta Platforms, Cl A *	16,000	2,171

Total Interactive Media & Services		10,205

IT Services [8.5%]
Accenture, Cl A	27,000	6,947
Mastercard, Cl A	34,000	9,668
Visa, Cl A	63,000	11,192

Total IT Services		27,807

Life Sciences Tools & Services [5.1%]
Danaher	31,000	8,007
Thermo Fisher Scientific	17,000	8,622

Total Life Sciences Tools & Services		16,629

Machinery [1.9%]
Trane Technologies	44,000	6,372

Media [1.1%]
Comcast, Cl A	126,000	3,696

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 139

schedule of investments
September 30, 2022
City National Rochdale U.S. Core Equity Fund (concluded)

Description	Shares	Value (000)
Oil, Gas & Consumable Fuels [1.7%]
EOG Resources	49,000	$5,475

Pharmaceuticals [0.9%]
Zoetis, Cl A	19,000	2,817

Real Estate Investment Trusts [1.2%]
Equinix	7,000	3,982

Road & Rail [1.3%]
Old Dominion Freight Line	17,000	4,229

Semiconductors & Semiconductor Equipment [1.4%]
ASML Holding, Cl G	11,000	4,569

Software [8.6%]
Adobe *	20,000	5,504
Microsoft	87,000	20,262
Roper Technologies	7,000	2,518

Total Software		28,284

Specialty Retail [3.4%]
Home Depot	40,000	11,038

Technology Hardware, Storage & Peripherals [6.2%]
Apple	148,000	20,454

Water Utilities [1.3%]
American Water Works	32,000	4,165

Wireless Telecommunication Services [2.2%]
T-Mobile US *	55,000	7,379

Total Common Stock
(Cost $128,331)		275,220

Exchange-Traded Funds [15.3%]
Consumer Discretionary Select Sector SPDR Fund	126,263	17,986
Consumer Staples Select Sector SPDR Fund	86,044	5,742
Energy Select Sector SPDR Fund	54,580	3,931
Financial Select Sector SPDR	275,205	8,355
Health Care Select Sector SPDR Fund	33,915	4,107
Industrial Select Sector SPDR	27,978	2,318
iShares Semiconductor ETF	9,303	2,965
Materials Select Sector SPDR Fund	35,703	2,428
SPDR S&P Homebuilders ETF	44,436	$2,430

Total Exchange-Traded Funds
(Cost $51,386)		50,262

Short-Term Investment [0.9%]
SEI Daily Income Trust Government Fund, Cl F, 2.569%**	2,939,786	2,940

Total Short-Term Investment
(Cost $2,940)		2,940

Total Investments [99.9%]
(Cost $182,657)		$328,422

Percentages are based on net assets of $328,615 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2022.

(A)	Security is a Master Limited Partnership. At September 30, 2022, such securities amounted to $5,357 (000), or 1.6% of the net assets of the Fund.

Cl — Class

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

As of September 30, 2022, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 -- Significant Accounting

Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 140

Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities

statements of assets and liabilities (000)
September 30, 2022

	City National Rochdale Government Money Market Fund	City National Rochdale Government Bond Fund		City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund
ASSETS:
Cost of securities (including repurchase agreements)	$4,567,830	$22,945		$113,783	$49,365
Investments in securities, at value	$4,105,830	$21,536		$101,486	$44,124
Repurchase agreements, at value	462,000	—		—	3,000
Affiliated Investments, at value	—	—		2,922	—
Cash	—	—		52	—
Dividend and interest receivable	2,221	83		940	650
Receivable for investment securities sold	—	—		—	535
Receivable for capital shares sold	—	—		158	—
Foreign tax reclaim receivable	—	—		2	—
Receivable due from investment adviser	—	15		—	11
Prepaid expenses	48	—		1	1
Total Assets	$4,570,099	$21,634		$105,561	$48,321

LIABILITIES:
Payable for income distributions	8,021	13		108	52
Payable for capital shares redeemed	—	—		11	537
Payable for investment securities purchased	—	—		—	121
Investment advisory fees payable	154	—		17	—
Shareholder servicing and distribution fees payable	1,320	4		24	22
Administrative fees payable	76	15		17	16
Audit expense payable	—	11		12	11
Insurance expense payable	—	4		—	—
Accrued expenses	325	3		11	9
Total Liabilities	9,896	50		200	768
Net Assets	$4,560,203	$21,584		$105,361	$47,553

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$4,560,190	$23,495		$114,672	$51,292
Total distributable earnings/(loss)	13	(1,911)		(9,311)	(3,739)
Net Assets	$4,560,203	$21,584		$105,361	$47,553

Class N Shares:
Net Assets ($Dollars)	$347,551	$1,950		$9,925	$6,045
Total shares outstanding at end of year	347,538	198		1,035	614
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$9.86	*	$9.59	$9.85

Class S Shares:
Net Assets ($Dollars)	$725,394	$—		$—	$—
Total shares outstanding at end of year	725,386	—		—	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$—		$—	$—

Servicing Class Shares:
Net Assets ($Dollars)	$3,487,258	$19,634		$95,436	$41,508
Total shares outstanding at end of year	3,487,269	1,995		9,967	4,227
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$9.84		$9.58	$9.82

*	NAV per share as of September 30, 2022 does not calculate to the stated NAV per share due to rounding of net assets and shares. Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 141

statements of assets and liabilities (000)/ consolidated statement of assets and liabilities (000)
September 30, 2022

	City National Rochdale Municipal High Income Fund	City National Rochdale Intermediate Fixed Income Fund		City National Rochdale Fixed Income Opportunities Fund (Consolidated)
ASSETS:
Cost of securities (including affiliated investments and repurchase agreements)	$1,592,761	$73,419		$3,789,986
Investments in securities, at value	$1,409,698	$63,027		$3,003,375
Affilliated investments, at value	—	2,372		—
Repurchase agreements, at value	10,000	—		—
Cash	—	42		6,884
Foreign currency(1)	—	—		4,842
Dividend and interest receivable	20,994	392		37,827
Foreign tax reclaim receivable	—	46		479
Receivable for capital shares sold	1,368	42		2,039
Receivable for investment securities sold	2,214	—		50,280
Variation margin receivable	—	—		96
Unrealized gain on forward foreign currency contracts	—	—		10,541
Cash collateral for forward foreign currency contracts	—	—		441
Prepaid expenses	19	1		36
Total Assets	$1,444,293	$65,922		$3,116,840

LIABILITIES:
Payable for investment securities purchased	9,884	—		38,318
Payable for income distributions	2,952	1		—
Payable for capital shares redeemed	1,766	—		4,589
Unrealized loss on forward foreign currency contracts	—	—		19
Investment advisory fees payable	634	3		1,336
Shareholder servicing and distribution fees payable	503	28		1,336
Administrative fees payable	36	16		59
Accrued expenses	161	22		545
Total Liabilities	15,936	70		46,202
Net Assets	$1,428,357	$65,852		$3,070,638

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$1,747,429	$73,637		$4,277,132
Total distributable earnings/(loss)	(319,072)	(7,785)		(1,206,494)
Net Assets	$1,428,357	$65,852		$3,070,638

Institutional Class Shares:
Net Assets ($Dollars)	$—	$1,557		$—
Total shares outstanding at end of year	—	67		—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$23.29	*	$—

Class N Shares:
Net Assets ($Dollars)	$835,922	$64,295		$3,070,638
Total shares outstanding at end of year	93,155	2,758		165,111
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$8.97	$23.31		$18.60

Servicing Class Shares:
Net Assets ($Dollars)	$592,435	$—		$—
Total shares outstanding at end of year	65,980	—		—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$8.98	$—		$—

*	NAV per share as of September 30, 2022 does not calculate to the stated NAV per share due to rounding of net assets and shares.

(1)	Cost of foreign currency $4,878 (000).

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 142

statements of assets and liabilities (000)
September 30, 2022

	City National Rochdale Equity Income Fund	City National Rochdale U.S. Core Equity Fund
ASSETS:
Cost of securities	$184,323	$182,657
Investments in securities, at value	$200,552	$328,422
Receivable for investment securities sold	2,844	—
Dividend and interest receivable	582	35
Receivable for capital shares sold	509	432
Foreign tax reclaim receivable	58	21
Prepaid expenses	2	4
Total Assets	$204,547	$328,914

LIABILITIES:
Payable for investment securities purchased	1,577	—
Shareholder servicing and distribution fees payable	90	114
Investment advisory fees payable	78	117
Payable for capital shares redeemed	74	3
Payable to custodian	—	6
Administrative fees payable	18	20
Accrued expenses	30	39
Total Liabilities	1,867	299
Net Assets	$202,680	$328,615

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$161,194	$175,575
Total distributable earnings	41,486	153,040
Net Assets	$202,680	$328,615

Institutional Class Shares:
Net Assets ($Dollars)	$—	$126
Total shares outstanding at end of year	—	6
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$20.66	*

Class N Shares:
Net Assets ($Dollars)	$202,680	$184,503
Total shares outstanding at end of year	5,725	9,018
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$35.40	$20.46

Servicing Class Shares:
Net Assets ($Dollars)	$—	$143,986
Total shares outstanding at end of year	—	7,015
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$20.52	*

Amounts designated as “—” are either $0 or have been rounded to $0.

*	NAV per share as of September 30, 2022 does not calculate to the stated NAV per share due to rounding of net assets and shares.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 143

Statements of Operations/Consolidated Statement of Operations

statements of operations (000)
For the year ended September 30, 2022

	City National Rochdale Government Money Market Fund	City National Rochdale Government Bond Fund	City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund
INVESTMENT INCOME:
Dividend Income	$—	$3	$11	$—
Dividend Income from Affiliated Investments	—	—	209	—
Interest Income	34,229	358	1,960	1,110
Total Investment Income	34,229	361	2,180	1,110

EXPENSES:
Investment Advisory Fees	13,081	105	444	178
Shareholder Servicing Fees — Class N(1)	2,762	12	55	33
Shareholder Servicing Fees — Class S(1)	4,759	55	—	—
Shareholder Servicing Fees — Servicing Class	9,623	—	250	149
Administration Fees	977	200	213	206
Transfer Agent Fees	266	1	6	3
Trustee Fees	226	46	49	48
Professional Fees	488	15	24	19
Custody Fees	216	1	5	3
Registration Fees	122	1	4	2
Printing Fees	119	1	3	1
Insurance and Other Expenses	357	18	23	28
Total Expenses	32,996	455	1,076	670
Less, Waivers of:
Investment Advisory Fees	(11,069)	(105)	(215)	(178)
Shareholder Servicing Fees — Class N(1)	(1,777)	—	—	—
Shareholder Servicing Fees — Class S(1)	(2,754)	—	—	—
Shareholder Servicing Fees — Servicing Class	(5,185)	—	—	—
Reimbursement of Expenses from Investment Advisor	—	(162)	—	(70)
Net Expenses	12,211	188	861	422

Net Investment Income	22,018	173	1,319	688
Net Realized Gain (Loss):
Securities Transactions	(2)	50	10	(1,496)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(2,036)	(9,485)	(4,462)
Affiliated Investments	—	—	(1,078)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$22,016	$(1,813)	$(9,234)	$(5,270)

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 144

statements of operations (000)/ consolidated statement of operations (000)
For the year ended September 30, 2022

	City National Rochdale Municipal High Income Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund (Consolidated)
INVESTMENT INCOME:
Dividend Income	$266	$5	$4,971
Dividend Income from Affiliated Investments	—	170
Interest Income	75,861	1,452	232,028
Total Investment Income	76,127	1,627	236,999

EXPENSES:
Investment Advisory Fees	9,352	323	18,153
Shareholder Servicing Fees — Class N(1)	5,641	391	18,153
Shareholder Servicing Fees — Servicing Class(1)	1,856	—	—
Administration Fees	487	211	839
Transfer Agent Fees	97	4	193
Trustee Fees	114	48	143
Professional Fees	190	21	516
Custody Fees	81	3	495
Registration Fees	66	3	131
Printing Fees	44	2	86
Insurance and Other Expenses	318	27	793
Reimbursement of Waiver to Investment Adviser	—	—	19
Total Expenses	18,246	1,033	39,521
Less, Waivers of:
Investment Advisory Fees	—	(237)	—
Net Expenses	18,246	796	39,521

Net Investment Income	57,881	831	197,478
Net Realized Gain (Loss) from:
Securities Transactions	(89,647)	(32)	(217,800)
Futures Contracts	—	—	78
Forward Foreign Currency Contracts	—	—	104,774
Foreign Currency Transactions	—	—	(6,359)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(288,958)	(9,200)	(663,297)
Affiliated Investments	—	(600)	—
Forward Foreign Currency Contracts	—	—	(2,004)
Foreign Currency Translations	—	—	16
Futures Contracts	—	—	1,294
Net Decrease in Net Assets Resulting from Operations	$(320,724)	$(9,001)	$(585,820)

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 145

statements of operations (000)
For the year ended September 30, 2022

	City National Rochdale Equity Income Fund	City National Rochdale U.S. Core Equity Fund
INVESTMENT INCOME:
Dividend Income	$8,544	$4,769
Less: Foreign Taxes Withheld	(23)	(26)
Total Investment Income	8,521	4,743

EXPENSES:
Investment Advisory Fees	1,187	1,601
Shareholder Servicing Fees — Class N(1)	1,187	1,108
Shareholder Servicing Fees — Servicing Class(1)	—	446
Administration Fees	233	258
Trustee Fees	54	60
Professional Fees	37	51
Transfer Agent Fees	13	21
Custody Fees	10	20
Registration Fees	7	12
Printing Fees	6	9
Insurance and Other Expenses	34	43
Total Expenses	2,768	3,629
Less, Waivers of: Investment Advisory Fees	(119)	—
Net Expenses	2,649	3,629

Net Investment Income (Loss)	5,872	1,114
Net Realized Gain from:
Securities Transactions	25,613	7,534
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(39,130)	(82,811)
Net Decrease in Net Assets Resulting from Operations	$(7,645)	$(74,163)

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 146

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CITY NATIONAL ROCHDALE FUNDS | PAGE 147

Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets

statements of changes in net assets (000)
For the years ended September 30,

	City National Rochdale Government Money Market Fund		City National Rochdale Government Bond Fund
	2022	2021	2022	2021
OPERATIONS:
Net Investment Income	$22,018	$623	$173	$271
Net Realized Gain (Loss) from Security Transactions	(2)	—	50	238
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	—	—	(2,036)	(851)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,016	623	(1,813)	(342)

DISTRIBUTIONS:
Class N	(1,516)	(53)	(12)	(17)
Class S	(2,395)	(70)	—	—
Servicing Class	(18,106)	(513)	(170)	(269)
Total Distributions	(22,017)	(636)	(182)	(286)

CAPITAL SHARE TRANSACTIONS:(1)
Class N:
Shares Issued	564,965	689,637	105	389
Shares Issued in Lieu of Dividends and Distributions	961	47	10	14
Shares Redeemed	(860,618)	(571,006)	(800)	(418)
Increase (Decrease) in Net Assets from Class N Share Transactions	(294,692)	118,678	(685)	(15)

Class S:
Shares Issued	2,355,075	2,796,788	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	(2,319,186)	(2,528,435)	—	—
Increase in Net Assets from Class S Share Transactions	35,889	268,353	—	—

Servicing Class:
Shares Issued	10,595,088	6,485,965	2,072	3,117
Shares Issued in Lieu of Dividends and Distributions	8,237	351	17	34
Shares Redeemed	(10,556,161)	(6,262,298)	(7,817)	(12,552)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	47,164	224,018	(5,728)	(9,401)

Net Increase (Decrease) in Net Assets from Share Transactions	(211,639)	611,049	(6,413)	(9,416)
Total Increase (Decrease) in Net Assets	(211,640)	611,036	(8,408)	(10,044)

NET ASSETS:
Beginning of Year	4,771,843	4,160,807	29,992	40,036
End of Year	$4,560,203	$4,771,843	$21,584	$29,992

(1)	See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 148

City National Rochdale Corporate Bond Fund		City National Rochdale California Tax Exempt Bond Fund		City National Rochdale Municipal High Income Fund
2022	2021	2022	2021	2022	2021

$1,319	$1,698	$688	$872	$57,881	$58,223
10	2,380	(1,496)	20	(89,647)	1,234
(10,563)	(3,545)	(4,462)	(1,072)	(288,958)	71,957
(9,234)	533	(5,270)	(180)	(320,724)	131,414

(264)	(137)	(57)	(75)	(33,496)	(34,401)
—	—	—	—	—	—
(2,594)	(1,542)	(652)	(931)	(23,938)	(22,993)
(2,858)	(1,679)	(709)	(1,006)	(57,434)	(57,394)

1,499	3,169	549	2,926	355,667	358,867
205	112	28	41	17,301	20,386
(3,423)	(2,157)	(992)	(3,223)	(543,674)	(244,531)
(1,719)	1,124	(415)	(256)	(170,706)	134,722

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

22,062	19,057	8,683	16,371	247,536	305,006
245	161	86	137	4,432	4,151
(18,403)	(37,582)	(31,666)	(16,574)	(333,172)	(122,110)
3,904	(18,364)	(22,897)	(66)	(81,204)	187,047

2,185	(17,240)	(23,312)	(322)	(251,910)	321,769
(9,907)	(18,386)	(29,291)	(1,508)	(630,068)	395,789

115,268	133,654	76,844	78,352	2,058,425	1,662,636
$105,361	$115,268	$47,553	$76,844	$1,428,357	$2,058,425

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 149

statements of changes in net assets (000)/ consolidated statement of changes in net assets (000)
For the years ended September 30,

	City National Rochdale Intermediate Fixed Income Fund		City National Rochdale Fixed Income Opportunities Fund (Consolidated)
	2022	2021	2022	2021
OPERATIONS:
Net Investment Income	$831	$1,253	$197,478	$205,428
Net Realized Gain (Loss) from:
Security Transactions and Futures Contracts	(32)	2,795	(217,722)	48,437
Foreign Currency Transactions	—	—	98,415	2,639
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Futures Contracts	(9,800)	(4,274)	(662,003)	115,623
Foreign Currency Translations	—	—	(1,988)	8,079
Foreign Capital Gains Tax	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,001)	(226)	(585,820)	380,206

DISTRIBUTIONS:
Institutional Class	(128)	(139)	—	—
Class N	(3,216)	(1,075)	(223,593)	(246,026)
Servicing Class	—	—	—	—
Total Distributions	(3,344)	(1,214)	(223,593)	(246,026)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	61	13,980	—	—
Shares Issued in Lieu of Dividends and Distributions	48	44	—	—
Shares Redeemed	(1,402)	(16,106)	—	—
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(1,293)	(2,082)	—	—

Class N:
Shares Issued	9,585	29,374	1,005,541	1,229,740
Shares Issued in Lieu of Dividends and Distributions	2,896	1,002	153,558	181,607
Shares Redeemed	(30,722)	(34,427)	(1,390,960)	(1,172,716)
Increase (Decrease) in Net Assets from Class N Share Transactions	(18,241)	(4,051)	(231,861)	238,631

Servicing Class:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	—	—
Decrease in Net Assets from Servicing Class Share Transactions	—	—	—	—

Net Increase (Decrease) in Net Assets from Share Transactions	(19,534)	(6,133)	(231,861)	238,631
Total Increase (Decrease) in Net Assets	(31,879)	(7,573)	(1,041,274)	372,811

NET ASSETS:
Beginning of Year	97,731	105,304	4,111,912	3,739,101
End of Year	$65,852	$97,731	$3,070,638	$4,111,912

(1)	See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 150

City National Rochdale Equity Income Fund		City National Rochdale U.S. Core Equity Fund
2022	2021	2022	2021

$5,872	$5,438	$1,114	$737

25,613	24,925	7,534	19,407
—	—	—	—

(39,130)	8,552	(82,811)	69,709
—	—	—	—
—	—	—	—
(7,645)	38,915	(74,163)	89,853

—	—	(8)	(19)
(21,587)	(6,821)	(10,518)	(235)
—	—	(9,106)	(482)
(21,587)	(6,821)	(19,632)	(736)

—	—	87	114
—	—	8	2
—	—	(77)	(6,945)
—	—	18	(6,829)

29,214	49,077	29,149	45,556
14,092	4,428	8,624	175
(48,613)	(70,477)	(31,725)	(32,730)
(5,307)	(16,972)	6,048	13,001

—	—	19,493	26,624
—	—	897	44
—	—	(22,696)	(35,698)
—	—	(2,306)	(9,030)

(5,307)	(16,972)	3,760	(2,858)
(34,539)	15,122	(90,035)	86,259

237,219	222,097	418,650	332,391
$202,680	$237,219	$328,615	$418,650

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 151

consolidated statement of cash flows (000)
For the year ended September 30, 2022

City National Rochdale Fixed Income Opportunities Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(585,820)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchase of investment securities	(4,663,671)
Proceeds from disposition of investment securities	4,978,858
Amortization (accretion of market discount)	915
Premium payments	(20,772)
Net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency translations	119,307
Net change in unrealized appreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	663,991

Changes in assets:
Dividend and interest receivable	7,675
Reclaim receivable	(77)
Receivable for investment securities sold	23,573
Variation Margin	(96)
Unrealized gain on forward foreign currency contracts	2,006
Prepaid expenses	7

Changes in liabilities:
Payable for investment securities purchased	(78,856)
Unrealized loss on forward foreign currency contracts	(2)
Investment advisory fees payable	(829)
Shareholder servicing and distribution fees payable	(365)
Administrative fees payable	(7)
Accrued expenses	(41)
Net Cash Provided by Operating Activities	445,796

Cash Flows USED IN Financing Activities:
Proceeds from shares issued	1,017,221
Cost of shares redeemed	(1,388,393)
Distributions	(70,035)
Net Cash Used in Financing Activities	(441,207)
Net change in cash	4,589
Cash at beginning of year	7,578
Cash at end of year	$12,167

Non-Cash Financing Activities:
Reinvestment of dividends and distributions	$153,558

The following table provides a reconciliation of cash and foreign currency reported on the statement of assets and liabilities to the total of such amounts shown in this statement of cash flows.

Balance at the end of the year
Cash	$6,884
Foreign Currency	4,842
Restricted Cash	441
Total Cash and Foreign Currency	$12,167

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 152

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CITY NATIONAL ROCHDALE FUNDS | PAGE 153

Financial Highlights/Consolidated Financial Highlights

financial highlights/consolidated financial highlights
For a Share Outstanding Throughout Each Year For the year ended September 30,

	Net Asset Value Beginning of Year	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Year	Total Return‡	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets(1)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)	Portfolio Turnover Rate
City National Rochdale Government Money Market Fund
Class N (commenced operations on June 21, 1999)
2022	$ 1.00	$ 0.004	$ 0.000*	$ (0.004)	$ —	$ 1.00	0.39%	$ 347,551	0.29%	0.30%	0.86%	—%
2021	1.00	0.000*	0.000*	(0.000)*	—	1.00	0.01	642,240	0.07	0.01	0.87	—
2020	1.00	0.003	0.001	(0.004)	—	1.00	0.42	523,559	0.38	0.27	0.88	—
2019	1.00	0.016	0.000*	(0.016)	—	1.00	1.58	220,083	0.76	1.55	0.87	—
2018	1.00	0.007	0.000*	(0.007)	—	1.00	0.71	994,591	0.88	0.69	0.86	—
Class S (commenced operations on October 6, 1999)
2022	$ 1.00	$ 0.003	$ 0.000	$ (0.003)	$ —	$ 1.00	0.34%	$ 725,394	0.39%	0.35%	1.02%	—%
2021	1.00	0.000*	0.000*	(0.000)*	—	1.00	0.01	689,506	0.07	0.01	1.02	—
2020	1.00	0.003	0.000*	(0.003)	—	1.00	0.35	421,153	0.50	0.31	1.03	—
2019	1.00	0.014	0.000*	(0.014)	—	1.00	1.43	285,778	0.91	1.43	1.02	—
2018	1.00	0.006	0.000*	(0.006)	—	1.00	0.62	1,070,474	0.95	0.64	1.03	—
Servicing Class (commenced operations on April 3, 2000)^^
2022	$ 1.00	$ 0.005	$ 0.000*	$ (0.005)	$ —	$ 1.00	0.51%	3,487,258	0.21%	0.47%	0.57%	—%
2021	1.00	0.000*	0.000*	(0.000)*	—	1.00	0.02	3,440,097	0.07	0.01	0.57	—
2020	1.00	0.005	0.001	(0.006)	—	1.00	0.57	3,216,095	0.31	0.46	0.57	—
2019	1.00	0.019	0.000*	(0.019)	—	1.00	1.89	2,036,891	0.46	1.87	0.57	—
2018	1.00	0.011	0.000*	(0.011)	—	1.00	1.11	2,942,980	0.46	1.12	0.56	—
City National Rochdale Government Bond Fund
Class N (commenced operations on April 13, 2000)
2022	$ 10.71	$ 0.05	$ (0.85)	$ (0.05)	$ —	$ 9.86	(7.45)%	$ 1,950	0.99%	0.48%	2.09%	22%
2021	10.91	0.05	(0.19)	(0.06)	—	10.71	(1.27)	2,823	1.03	0.53	1.67	14
2020	10.59	0.08	0.33	(0.09)	—	10.91	3.90	2,890	1.03	0.78	1.50	25
2019	10.27	0.09	0.33	(0.10)	—	10.59	4.12	2,827	1.03	0.87	1.35	60
2018	10.49	0.07	(0.19)	(0.09)	(0.01)	10.27	(1.21)	1,984	1.03	0.72	1.25	14
Servicing Class (commenced operations on January 14, 2000)
2022	$ 10.69	$ 0.08	$ (0.85)	$ (0.08)	$ —	$ 9.84	(7.23)%	$ 19,634	0.74%	0.74%	1.84%	22%
2021	10.89	0.08	(0.19)	(0.09)	—	10.69	(1.02)	27,169	0.78	0.79	1.41	14
2020	10.57	0.11	0.33	(0.12)	—	10.89	4.17	37,146	0.78	1.04	1.24	25
2019	10.26	0.11	0.33	(0.13)	—	10.57	4.28	40,675	0.78	1.10	1.11	60
2018	10.48	0.10	(0.20)	(0.11)	(0.01)	10.26	(0.98)	53,746	0.78	0.97	1.00	14
City National Rochdale Corporate Bond Fund
Class N (commenced operations on April 13, 2000)
2022	$ 10.69	$ 0.10	$ (0.96)	$ (0.10)	$ (0.14)	$ 9.59	(8.21)%	$ 9,925	1.00%	0.95%	1.19%	24%
2021	10.79	0.12	(0.10)	(0.12)	—	10.69	0.16	12,837	1.01	1.11	1.14	59
2020	10.53	0.18	0.26	(0.18)	—	10.79	4.21	11,827	1.01	1.66	1.12	35
2019	10.20	0.21	0.33	(0.21)	—	10.53	5.36	8,947	1.01	2.04	1.06	21
2018	10.43	0.18	(0.24)	(0.17)	—	10.20	(0.55)	7,065	1.01	1.72	1.12	29
Servicing Class (commenced operations on January 14, 2000)
2022	$ 10.67	$ 0.12	$ (0.95)	$ (0.12)	$ (0.14)	$ 9.58	(7.90)%	$ 95,436	0.75%	1.21%	0.95%	24%
2021	10.77	0.15	(0.11)	(0.14)	—	10.67	0.42	102,431	0.76	1.37	0.89	59
2020	10.52	0.20	0.26	(0.21)	—	10.77	4.38	121,827	0.76	1.93	0.87	35
2019	10.19	0.24	0.33	(0.24)	—	10.52	5.63	124,710	0.76	2.30	0.81	21
2018	10.41	0.20	(0.22)	(0.20)	—	10.19	(0.22)	132,532	0.76	1.95	0.87	29

*	Amount represents less than $0.001.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^^	Effective November 28, 2012, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 154

	Net Asset Value Beginning of Year	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Year	Total Return‡	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets(1)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)	Portfolio Turnover Rate
City National Rochdale California Tax Exempt Bond Fund
Class N (commenced operations on April 13, 2000)
2022	$ 10.80	$ 0.09	$ (0.95)	$ (0.09)	$ —	$ 9.85	(8.00)%	$ 6,045	0.87%	0.84%	1.25%	24%
2021	10.96	0.10	(0.14)	(0.10)	(0.02)	10.80	(0.43)	7,050	0.88	0.87	1.13	33
2020	10.80	0.12	0.16	(0.12)	—	10.96	2.65	7,417	0.88	1.14	1.10	23
2019	10.43	0.14	0.37	(0.14)	—	10.80	4.90	8,185	0.88	1.29	1.06	24
2018	10.64	0.13	(0.21)	(0.13)	—	10.43	(0.78)	7,760	0.88	1.21	1.08	26
Servicing Class (commenced operations on January 14, 2000)
2022	$ 10.76	$ 0.11	$ (0.94)	$ (0.11)	$ —	$ 9.82	(7.71)%	$ 41,508	0.62%	1.06%	0.99%	24%
2021	10.93	0.12	(0.15)	(0.12)	(0.02)	10.76	(0.27)	69,794	0.63	1.13	0.89	33
2020	10.77	0.15	0.16	(0.15)	—	10.93	2.91	70,935	0.63	1.40	0.86	23
2019	10.40	0.16	0.37	(0.16)	—	10.77	5.17	77,045	0.63	1.55	0.81	24
2018	10.61	0.15	(0.21)	(0.15)	—	10.40	(0.53)	78,830	0.63	1.46	0.83	26
City National Rochdale Municipal High Income Fund
Class N (commenced operations on December 30, 2013)
2022	$ 11.07	$ 0.31	$ (2.10)	$ (0.31)	$ —	$ 8.97	(16.47)%	$ 835,922	1.07%	2.97%	1.07%	48%
2021	10.61	0.33	0.46	(0.33)	—	11.07	7.51	1,235,195	1.07	3.03	1.07	15
2020	10.95	0.35	(0.34)	(0.35)	—	10.61	0.17	1,053,948	1.08	3.33	1.08	45
2019	10.57	0.38	0.39	(0.39)	—	10.95	7.47	894,519	1.08	3.60	1.08	33
2018	10.76	0.40	(0.22)	(0.37)	—	10.57	1.73	754,819	1.07	3.76	1.07	24
Servicing Class (commenced operations on December 30, 2013)
2022	$ 11.08	$ 0.33	$ (2.10)	$ (0.33)	$ —	$ 8.98	(16.24)%	$ 592,435	0.82%	3.22%	0.82%	48%
2021	10.62	0.36	0.46	(0.36)	—	11.08	7.77	823,230	0.82	3.27	0.82	15
2020	10.95	0.38	(0.33)	(0.38)	—	10.62	0.52	608,688	0.83	3.58	0.83	45
2019	10.57	0.41	0.39	(0.42)	—	10.95	7.74	570,401	0.83	3.85	0.83	33
2018	10.77	0.43	(0.23)	(0.40)	—	10.57	1.89	511,454	0.82	4.01	0.82	24
City National Rochdale Intermediate Fixed Income Fund
Institutional Class (commenced operations on December 20, 2013)
2022	$ 27.20	$ 0.38	$ (3.13)	$ (0.41)	$ (0.75)	$ 23.29	(10.45)%	$ 1,557	0.50%	1.51%	0.79%	9%
2021	27.57	0.46	(0.38)	(0.38)	(0.07)	27.20	0.27	3,247	0.51	1.68	0.67	74
2020	26.52	0.62	1.06	(0.63)	—	27.57	6.45	5,609	0.51	2.31	0.66	49
2019	25.33	0.68	1.24	(0.73)	—	26.52	7.66	4,359	0.51	2.61	0.58	35
2018	26.18	0.63	(0.81)	(0.67)	—	25.33	(0.70)	4,528	0.51	2.45	0.55	30
Class N (commenced operations on December 31, 1999)
2022	$ 27.21	$ 0.26	$ (3.14)	$ (0.27)	$ (0.75)	$ 23.31	(10.88)%	$ 64,295	1.00%	1.02%	1.29%	9%
2021	27.58	0.32	(0.38)	(0.24)	(0.07)	27.21	(0.24)	94,484	1.01	1.15	1.18	74
2020	26.52	0.49	1.07	(0.50)	—	27.58	5.95	99,695	1.01	1.83	1.15	49
2019	25.33	0.55	1.23	(0.59)	—	26.52	7.11	114,655	1.01	2.13	1.08	35
2018	26.17	0.50	(0.81)	(0.53)	—	25.33	(1.18)	179,392	1.01	1.95	1.05	30
City National Rochdale Fixed Income Opportunities Fund
Class N (commenced operations on July 1, 2009)
2022	$ 23.39	$ 1.16	$ (4.62)	$ (1.33)	$ —	$ 18.60	(15.23)%	$ 3,070,638	1.09%	5.44%	1.09%	94%
2021	22.57	1.21	1.04	(1.43)	—	23.39	10.14	4,111,912	1.10	5.14	1.10	117
2020	24.22	1.53	(1.83)	(1.35)	—	22.57	(0.94)	3,739,101	1.10(3)	6.66	1.11(3)	143
2019	24.72	1.36	(0.45)	(1.41)	—	24.22	3.83	3,416,111	1.09(3)	5.53	1.10(3)	180
2018	25.81	1.19	(0.92)	(1.36)	—	24.72	1.09	3,002,607	1.09(2)	4.65	1.09(2)	162

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(2)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.
(3)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 155

financial highlights
For a Share Outstanding Throughout Each Year For the year ended September 30,

	Net Asset Value Beginning of Year	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Net Asset Value End of Year	Total Return‡	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets(1)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)	Portfolio Turnover Rate
City National Rochdale Equity Income Fund
Class N (commenced operations on June 1, 1999)
2022	$ 40.58	$ 1.02	$ (2.42)	$ (1.02)	$ (2.76)	$ —	$ 35.40	(4.41)%	$ 202,680	1.12%	2.47%	1.17%	24%
2021	35.52	0.88	5.30	(1.12)	—	—	40.58	17.53	237,219	1.15	2.25	1.15	30
2020	41.01	0.73	(4.73)	(0.79)	(0.36)	(0.34)	35.52	(9.80)	222,097	1.15	1.95	1.15	20
2019	39.32	0.93	3.18	(1.12)	(1.30)	—	41.01	11.25	247,154	1.14	2.40	1.14	3
2018	40.40	1.10	0.12	(1.12)	(1.18)	—	39.32	3.10	239,439	1.14	2.79	1.14	10
City National Rochdale U.S. Core Equity Fund
Institutional Class (commenced operations on December 3, 2012)
2022	$ 26.49	$ 0.17	$ (4.67)	$ (0.18)	$ (1.15)	$ —	$ 20.66	(18.18)%	$ 126	0.52%	0.70%	0.52%	28%
2021	20.99	0.15	5.45	(0.10)	—	—	26.49	26.76	148	0.51	0.62	0.51	13
2020	19.32	0.10	2.21	(0.14)	(0.50)	—^	20.99	12.20	5,633	0.56	0.52	0.56	14
2019	18.21	0.20	1.79	(0.19)	(0.69)	—	19.32	12.01	443	0.52	1.07	0.52	22
2018	15.83	0.17	2.60	(0.18)	(0.21)	—	18.21	17.71	34	0.53	0.97	0.53	18
Class N (commenced operations on December 3, 2012)
2022	$ 26.25	$ 0.04	$ (4.62)	$ (0.06)	$ (1.15)	$ —	$ 20.46	(18.61)%	$ 184,503	1.02%	0.17%	1.02%	28%
2021	20.73	0.02	5.53	(0.03)	—	—	26.25	26.79	230,767	1.01	0.07	1.01	13
2020	19.10	0.05	2.14	(0.06)	(0.50)	—^	20.73	11.64	171,355	1.04	0.26	1.04	14
2019	18.01	0.10	1.78	(0.10)	(0.69)	—	19.10	11.49	157,700	1.02	0.57	1.02	22
2018	15.66	0.09	2.56	(0.09)	(0.21)	—	18.01	17.12	146,533	1.02	0.51	1.02	18
Servicing Class (commenced operations on December 3, 2012)
2022	$ 26.33	$ 0.10	$ (4.64)	$ (0.12)	$ (1.15)	$ —	$ 20.52	(18.42)%	$ 143,986	0.77%	0.42%	0.77%	28%
2021	20.77	0.08	5.54	(0.06)	—	—	26.33	27.13	187,735	0.76	0.32	0.76	13
2020	19.13	0.10	2.14	(0.10)	(0.50)	—^	20.77	11.91	155,403	0.78	0.52	0.78	14
2019	18.04	0.15	1.77	(0.14)	(0.69)	—	19.13	11.74	164,894	0.77	0.83	0.77	22
2018	15.69	0.13	2.56	(0.13)	(0.21)	—	18.04	17.38	154,589	0.77	0.76	0.77	18

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.01 per share.
(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 156

notes to financial statements/ consolidated notes to financial statements
September 30, 2022

1.	ORGANIZATION:

City National Rochdale Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently offering the following 9 series (each a “Fund” and collectively, the “Funds”): City National Rochdale Government Money Market Fund (“Government Money Market Fund”); City National Rochdale Government Bond Fund (“Government Bond Fund”), City National Rochdale Corporate Bond Fund (“Corporate Bond Fund”), City National Rochdale California Tax Exempt Bond Fund (“California Tax Exempt Bond Fund”), City National Rochdale Municipal High Income Fund (“Municipal High Income Fund”), City National Rochdale Intermediate Fixed Income Fund (“Intermediate Fixed Income Fund”) and City National Rochdale Fixed Income Opportunities Fund (“Fixed Income Opportunities Fund”) (collectively, the “Fixed Income Funds”); and City National Rochdale Equity Income Fund (“Equity Income Fund”) and City National Rochdale U.S. Core Equity Fund (“U.S. Core Equity Fund”) (collectively, the “Equity Funds”).

The investment objective of the Government Money Market Fund is to preserve your principal and maintain a high degree of liquidity while providing current income. The investment objective of the Government Bond Fund and Corporate Bond Fund is to provide current income as a primary part of a total return intermediate duration strategy. The investment objective of the California Tax Exempt Bond Fund is to provide current income exempt from federal and California state income tax. The investment objective of the Municipal High Income Fund is to provide a high level of current income that is not subject to federal income tax. The investment objective of the Intermediate Fixed Income Fund is to provide current income and capital appreciation. The investment objective of the Fixed Income Opportunities Fund is to provide a high level of current income. The investment objective of the Equity Income Fund is to provide significant income and long-term capital appreciation. The investment objective of the U.S. Core Equity Fund is to provide long-term capital appreciation.

The Trust is registered to offer: Class N shares of the Funds; Servicing Class shares of the Funds except for Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Equity Income Fund; Institutional Class shares of Intermediate Fixed Income and U.S. Core Equity Fund; Class S shares of the Government Money Market Fund.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified with the exception of the California Tax Exempt Bond Fund, which is non-diversified.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – The Funds are investment companies that conform with accounting principles generally accepted in the United States of America (“GAAP”). Therefore the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Funds’ Fair Value Committee concludes it approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Investments in underlying registered investment companies are valued at their respective daily net assets in accordance with pricing procedures approved by their respective boards. The prices for foreign securities are reported in local currency and converted to U.S. Dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security

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notes to financial statements/ consolidated notes to financial statements
September 30, 2022

price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from one or more independent brokers.

Securities for which market prices are not “readily available” are valued in accordance with the Fair Value Procedures established by the Trust’s Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; for international securities, market events that occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Investments in life settlement policies (“Policies”) are valued using a probabilistic method, for an actuarially derived valuation approach, in order to determine the fair value of each Policy. The Fair Value Procedures recognize that the Policies are illiquid and that no market currently exists for the Policies. Under the probabilistic method, two life expectancies are obtained from established life expectancy providers on the insured(s) of the Policy and an actuarial table is used to determine the probability of survival in each year going forward for the insured(s) for each of the two life expectancies. The probabilities associated with each life expectancy are then utilized, along with the premiums due and the death benefit of the Policy for each year of the Policy, to determine expected cash flows. These cash flows are then discounted at a rate that accounts for the risks associated with the Policy and various other factors. The valuations from each life expectancy are then typically averaged to obtain the desired market valuation for the investor. Life settlement policies are included in Level 3 of the fair value hierarchy.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, the fair value measurement of which considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended September 30, 2022, there have been no changes to the Funds’ fair value methodologies. For more details on the investment classifications, refer to the Schedules of Investments/Consolidated Schedule of Investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining the net realized capital gains or losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Government Money Market Fund, which uses a straight line basis which is not materially different from the scientific method.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by BNY Mellon until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreements. Provisions of the agreements require that the market value of the collateral,

CITY NATIONAL ROCHDALE FUNDS | PAGE 158

including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, (iii) equally, or (iv) based upon a combination of the above, depending on the nature of the expenditure.

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Government Money Market Fund and Fixed Income Funds, except for the Intermediate Fixed Income Fund and Fixed Income Opportunities Fund. Dividends from net investment income are declared and paid quarterly for the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Equity Funds. Distributions from net realized capital gains are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. Dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. Dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Forward Foreign Currency Contracts – A forward foreign currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded as an unrealized gain/(loss) on forward foreign currency contracts in the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, which is included within the realized gain/(loss) on foreign currency transactions in the Statements of Operations/Consolidated Statement of Operations. A Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

To reduce counterparty risk with respect to over-the-counter (“OTC”) transactions, the Fixed Income Opportunities Fund has entered into master netting arrangements, established within the Fixed Income Opportunities Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fixed Income Opportunities Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Fixed Income Opportunities Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these agreements, the cash and/or securities will be made available to the Fixed Income Opportunities Fund.

For financial reporting purposes, the Fixed Income Opportunities Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities.

Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the marked to market amount of each transaction under such

CITY NATIONAL ROCHDALE FUNDS | PAGE 159

notes to financial statements/ consolidated notes to financial statements
September 30, 2022

agreement and comparing that amount to the value of any collateral currently pledged by the Fixed Income Opportunities Fund, or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fixed Income Opportunities Fund, if any, is reported separately on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fixed Income Opportunities Fund, if any, is noted in the Schedules of Investments/Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent the amounts due to the Fixed Income Opportunities Fund from the Fund’s counterparties are not fully collateralized, contractually or otherwise, the Fixed Income Opportunities Fund bears the risk of loss from counterparty nonperformance.

Futures Contracts – To the extent consistent with their investment objective and strategies, certain Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains or losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contract and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of September 30, 2022, if applicable.

Swaps – A Fund may invest in swaps as a non-principal investment strategy. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon measures such as prices, interest rates or indices. The nominal amount on which these cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indices or inflation rates.

Swaps may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the payments due to and from a Fund. If a swap calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap would be likely to decline, potentially resulting in losses.

Generally, a swap has a fixed maturity date that is agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap either by assignment or by other disposition, or by entering into an offsetting swap with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund will cover its current obligations under swaps according to guidelines established by the SEC. If a Fund enters into a swap on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Options Contracts – A Fund may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When purchasing an option, a Fund will pay a premium which is included on the Fund’s Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities

CITY NATIONAL ROCHDALE FUNDS | PAGE 160

and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

The net realized gain or loss on options contracts is reflected in the Statements of Operations/Consolidated Statement of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations/Consolidated Statement of Operations. Realized and changes in unrealized gains or losses on options contracts during the period as disclosed in the Statements of Operations/Consolidated Statement of Operations, serve as indicators of the volume of derivative activity for a Fund. As of September 30, 2022 and for the year then ended, there were no open options contracts.

Restricted Securities – Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.

A Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. While restricted securities are generally presumed to be illiquid, it may be determined that a particular restricted security is liquid. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by a Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Master Limited Partnerships – Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Equity Income Fund may, as a non-principal investment strategy, invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, interests or “units” of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP for U.S. Federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gains from the sale or disposition of real property, income and gains from certain mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities, and gains from the sale or other disposition of a capital asset held for the production of such income. Mineral or natural resources activities include exploration, development, production, mining, processing, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity, and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy, natural resources or real estate sectors.

Investments in Irish Subsidiary – The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and interests related thereto purchased through life settlement transactions. The Fund may invest in life insurance policies and related interests directly or through a wholly-owned subsidiary of the Fund under the laws of Ireland (the “Subsidiary”).

The principal purpose of investment in the Subsidiary is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Subsidiary is a company organized under the laws of Ireland and is overseen by its own board of directors. Although the Subsidiary has its own board of directors, the Subsidiary is wholly-owned and controlled by the Fund. The Subsidiary is not an investment company registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Information regarding the Fixed Income Opportunities Fund and the Subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and

CITY NATIONAL ROCHDALE FUNDS | PAGE 161

notes to financial statements/ consolidated notes to financial statements
September 30, 2022

Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights.

The Subsidiary commenced operations on October 3, 2013. The net assets of the Subsidiary at September 30, 2022, were $86,890, which represented 2.8% of the net assets of the Fixed Income Opportunities Fund.

Investments in Affiliated Securities – The Fixed Income Funds and Equity Funds may invest excess cash in the Government Money Market Fund, the Municipal High Income Fund and / or the Fixed Income Opportunities Fund.

3.	DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk from derivatives held throughout the year. For Funds that held derivatives throughout the year with exposure to only one type of risk, additional information can be found on the Schedule of Investments/Consolidated Schedule of Investments and the Statements of Operations/Consolidated Statement of Operations.

The fair value of derivative instruments as of September 30, 2022, was as follows:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value (000)	Consolidated Statement of Assets and Liabilities Location	Fair Value (000)
Derivatives not accounted for as hedging instruments:
Fixed Income Opportunities Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$1,294	Net Assets — Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	10,541	Unrealized loss on forward foreign currency contracts	19
Total derivatives not accounted for as hedging instruments		$11,835		$19

Amount of realized gain or (loss) on derivatives recognized in income (000):

Derivatives not accounted for as hedging instruments	Forward Currency Contracts	Futures	Total
Fixed Income Opportunities Fund
Interest rate contracts	$—	$78	$78
Foreign exchange contracts	104,774	—	104,774
Total	$104,774	$78	$104,852

Change in unrealized appreciation or (depreciation) on derivatives recognized in income (000):

Derivatives not accounted for as hedging instruments	Forward Currency Contracts	Futures	Total
Fixed Income Opportunities Fund
Interest rate contracts	$—	$1,294	$1,294
Foreign exchange contracts	(2,004)	—	(2,004)
Total	$(2,004)	$1,294	$(710)

The following table discloses the volume of the Fixed Income Opportunities Fund’s forward foreign currency contracts activity during the year ended September 30, 2022 (000):

Fixed Income Opportunities Fund
Forwards:
Average Notional Balance Long	$25,805
Average Notional Balance Short	514,113
Futures:
Average Notional Balance Long	—
Average Notional Balance Short	36,083

The following tables present, by derivative type, the Fixed Income Opportunities Fund’s OTC derivative assets and liabilities net of the related collateral posted for the benefit of the Fixed Income Opportunities Fund at September 30, 2022 (000):

Derivative Type	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Received	Net Amount
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
U.S. Bank	$10,541	$(19)	$441	$10,963

CITY NATIONAL ROCHDALE FUNDS | PAGE 162

Derivative Type	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Pledged	Net Amount
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
U.S. Bank	$(19)	$19	$—	$—

4.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an Amended and Restated Administration Agreement dated January 1, 2013, as amended (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee based on the average daily net assets of the Trust, subject to a minimum annual fee.

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N and Class S Shares that allows each Fund to pay distribution fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) may receive a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class S Shares and 0.30% of the average daily net assets of the Class N Shares of the Government Money Market Fund and 0.25% of the Class N Shares of the Fixed Income Funds and Equity Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities. Pursuant to a Distribution Coordination Agreement, the entirety of the fees received by the Distributor pursuant to the Plan is transmitted to CNR Securities, LLC (“CNR Securities”) as Sub-Distribution Coordinator. CNR Securities then reallows those fees to broker-dealers and service providers, including City National Rochdale, LLC (“City National Rochdale” or the “Adviser”) and other affiliates, for payments for distribution services of the type identified in the Plan, and retains any undistributed balance of fees received from the Distributor.

The Government Money Market Fund has contractually agreed to limit the distribution fee payable by Class S shares of the Fund to 0.45% through January 31, 2023. Anytime prior to January 31, 2023, the arrangement may be terminated without penalty by the Fund’s Board of Trustees.

U.S. Bank Global Fund Services (the “Transfer Agent”) serves as transfer agent for the Trust and provides services at an annual rate of $20,000 per share class for all Funds plus other transaction based fees and out-of-pocket expenses.

The Trust has entered into a Shareholder Services Agreement that permits payment of compensation to City National Bank (“CNB”), its affiliates (including City National Rochdale) and others, which provide certain specified shareholder services to shareholders of all classes of each Fund, except for the Institutional Class shares. As compensation for the provision of such services, each Fund will pay CNB a fee of 0.25% of the average daily net assets of the applicable classes on an annual basis, payable monthly.

CNB and City National Rochdale have agreed to voluntarily waive portions of their shareholder servicing fees with respect to certain Funds. For the year ended September 30, 2022, CNB and City National Rochdale received $18,907,368 in shareholder servicing fees from the Trust.

Certain officers of the Trust are also officers or employees of City National Rochdale, CNB or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

5.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreement, City National Rochdale receives an annual fee equal to a percentage of the average daily net assets of each Fund, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Government Bond Fund	0.43
Corporate Bond Fund	0.40
California Tax Exempt Bond Fund	0.27
Municipal High Income Fund	0.50
Intermediate Fixed Income Fund	0.40
Fixed Income Opportunities Fund	0.50
Equity Income Fund	0.50
U.S. Core Equity Fund	0.40

City National Rochdale has contractually agreed to waive the management fee for the Government Money Market Fund such that the fee charged is 0.15% through January 31, 2023. Anytime prior to January 31, 2023, the arrangement may be terminated without penalty (a) by the Fund’s Board of Trustees, or (b) by the Adviser effective no earlier than January 31, 2023, upon at least 60 days’ prior written notice. Management fees waived by the Adviser pursuant to this arrangement will not be eligible for reimbursement by the Fund to the Adviser.

CITY NATIONAL ROCHDALE FUNDS | PAGE 163

notes to financial statements/ consolidated notes to financial statements
September 30, 2022

As of September 30, 2022, Alcentra LTD, Alcentra NY, LLC, AllFinancial Partners II LLC, Ashmore Investment Management Limited, Federated Investment Management Company, Seix Investment Advisors LLC, and T. Rowe Price Associates, Inc. act as the investment sub-advisers with respect to the Fixed Income Opportunities Fund.

Sub-adviser fees are paid by City National Rochdale.

City National Rochdale has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’ respective average daily net assets. The voluntary expense limitations (expressed as percentages of the average daily net assets) are as follows:

	Government Bond Fund	Corporate Bond Fund
Institutional Class	n/a	n/a
Class N	1.03%	1.01%
Class S	n/a	n/a
Servicing Class	0.78%	0.76%

	California Tax Exempt Bond Fund	Intermediate Fixed Income Fund	Fixed Income Opportunities Fund	Equity Income Fund
Institutional Class	n/a	0.51%	n/a	n/a
Class N	0.88%	1.01%	1.09%	0.50%
Servicing Class	0.63%	n/a	n/a	n/a

Any fee reductions or expense reimbursements may be repaid by a Fund to City National Rochdale, within three years after occurrence if such repayments can be achieved within the Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

As of September 30, 2022, fees which were previously waived by City National Rochdale which may be subject to possible future reimbursement were as follows:

Fund	Potential Amount of Recovery (000)	Expiration
Government Bond Fund	$196	2023
	223	2024
	266	2025
Corporate Bond Fund	144	2023
	168	2024
	215	2025
California Tax Exempt Bond Fund	181	2023
	202	2024
	249	2025
Intermediate Fixed Income Fund	160	2023
	183	2024
	237	2025

During the year ended September 30, 2022, City National Rochdale did not recover previously waived fees for the Equity Income Fund.

6.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the year ended September 30, 2022, were as follows for the Fixed Income Funds and Equity Funds:

	Purchases		Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)	U.S. Gov’t (000)	Other (000)
Government Bond Fund	$5,185	$—	$10,024	$1,676
Corporate Bond Fund	1,987	25,760	—	24,191
California Tax Exempt Bond Fund	—	15,076	—	38,246
Municipal High Income Fund	—	837,594	—	1,015,566
Intermediate Fixed Income Fund	4,836	1,892	12,338	13,560
Fixed Income Opportunities Fund	—	2,535,684	—	2,708,462
Equity Income Fund	—	56,565	—	77,735
U.S. Core Equity	—	110,940	—	124,834

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

7.	FEDERAL TAX INFORMATION:

Each Fund intends to qualify or continue to qualify as a regulated investment company for U.S. Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for U.S. Federal income taxes are required.

Management has analyzed the Funds’ tax positions taken on U.S. Federal income tax returns for all open tax years and has concluded that as of September 30, 2022, no provision for income tax would be required in the Funds’ financial statements. The Funds’ U.S. Federal and state income and U.S. Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

CITY NATIONAL ROCHDALE FUNDS | PAGE 164

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with U.S. Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, reclassification of long term capital gain distribution on REITs, distribution reclassification, defaulted bond basis adjustments, market discount basis adjustments and foreign currency translations. The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of September 30, 2022 is primarily related to excise tax paid and partnership adjustment:

	Distributable Earnings (Loss) (000)	Paid-in Capital (000)
Corporate Bond Fund	$1	$(1)

The tax character of dividends and distributions declared during the years ended September 30, 2022, and September 30, 2021, unless otherwise indicated were as follows:

Fund	Tax Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market Fund
2022	$—	$22,017	$—	$—	$22,017
2021	—	636	—	—	636
Government Bond Fund
2022	$—	182	$—	$—	$182
2021	—	286	—	—	286
Corporate Bond Fund
2022	$—	1485	1373	$—	$2,858
2021	—	1,679	—	—	1,679
California Tax Exempt Bond Fund
2022	678	11	20	$—	$709
2021	834	38	134	—	1,006
Municipal High Income Fund
2022	$54,772	$2,662	$—	$—	$57,434
2021	56,118	1,276	—	—	57,394
Intermediate Fixed Income Fund
2022	$—	$867	$2,477	$—	$3,344
2021	—	948	266	—	1,214
Fixed Income Opportunities Fund
2022	$—	$223,593	$—	$—	$223,593
2021	—	246,026	$—	—	246,026
Equity Income Fund
2022	$—	$5,722	$15,865	$—	$21,587
2021	—	4,902	1,919	$—	6,821
U.S. Core Equity Fund
2022	$—	$1,134	$18,498	$—	$19,632
2021	—	736	$—	$—	736

As of September 30, 2022, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)*	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market Fund	$—	$8,032	$—	$—	$(2)	$—	$(8,017)	$13
Government Bond Fund	—	15	—	(504)	—	(1,409)	(13)	(1,911)
Corporate Bond Fund	—	176	10	—	—	(9,382)	(115)	(9,311)
California Tax Exempt Bond Fund	58	—	—	(1)	(1,495)	(2,241)	(60)	(3,739)
Municipal High Income Fund	5,046	—	—	(57,169)	(85,986)	(176,349)	(4,614)	(319,072)
Intermediate Fixed Income Fund	—	343	—	—	(77)	(8,048)	(3)	(7,785)
Fixed Income Opportunities Fund	—	86,593	—	(99,535)	(229,927)	(963,629)	4	(1,206,494)
Equity Income Fund	—	—	25,253	—	—	16,229	4	41,486
U.S. Core Equity Fund	—	—	7,275	—	—	145,765	—	153,040

*	Other temporary differences primarily consist of dividend payable.

CITY NATIONAL ROCHDALE FUNDS | PAGE 165

notes to financial statements/ consolidated notes to financial statements
September 30, 2022

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2021, through September 30, 2022, that, in accordance with U.S. Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

Fund	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)
Government Bond Fund	$39	$465	$504
California Tax Exempt Bond Fund	1	—	1
Municipal High Income Fund	35,451	21,718	57,169
Fixed Income Opportunities Fund	950	98,585	99,535

During the year ended September 30, 2022, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Fund	Amount (000)
Government Bond Fund	$42

The aggregate gross unrealized appreciation on investments, the aggregate gross unrealized depreciation on investments and the net unrealized appreciation/(depreciation) for tax purposes as of September 30, 2022, for each of the Fixed Income Funds’ and Equity Funds’ investments were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Government Bond Fund	$22,945	$—	$(1,409)	$(1,409)
Corporate Bond Fund	113,790	—	(9,382)	(9,382)
California Tax Exempt Bond Fund	49,365	—	(2,241)	(2,241)
Municipal High Income Fund	1,596,047	9,930	(186,279)	(176,349)
Intermediate Fixed Income Fund	73,447	10	(8,058)	(8,048)
Fixed Income Opportunities Fund	3,967,239	42,776	(1,006,405)	(963,629)
Equity Income Fund	184,323	31,577	(15,348)	16,229
U.S. Core Equity Fund	182,657	147,250	(1,485)	145,765

At September 30, 2022, the Government Money Market Fund’s cost of securities for U.S. Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

8.	CONCENTRATION OF RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The Intermediate Fixed Income Fund, the Fixed Income Opportunities Fund and the Equity Income Fund may invest in exchange-traded notes (“ETNs”), each as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Funds will generally invest in ETNs which are linked to commodities indexes. A Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return expected and may suffer a loss.

The Municipal High Income Fund, Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in lower-rated corporate bonds, known as high yield bonds. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and investors are subject to a greater risk that the issuer may not be able to pay interest or dividends, or repay the principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in asset-backed and mortgage-backed securities. As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

CITY NATIONAL ROCHDALE FUNDS | PAGE 166

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in bank loans. Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions. As a result, bank loans may have relatively less liquidity than other types of fixed income assets, and a Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

The Fixed Income Opportunities Fund may invest in beneficial interests in individual life insurance Policies. A Policy owner transfers his or her Policy at a discount to its face value (the amount that is payable upon the death of the insured) in return for an immediate cash settlement. The ultimate purchaser of the Policy (in this case, the Fund) is responsible for premiums payable on the Policy and is entitled to receive the full face value from the insurance company upon the death of the insured. If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or for other cash needs, the Fund may be forced to sell at a loss. The longer the insured lives, the lower the Fund’s rate of return on the Policy. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or may refuse to pay benefits on a Policy. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board of Trustees. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

California Tax Exempt Bond Fund – Specific Risks

The ability of issuers to pay interest on, and repay the principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions’ or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if the Fund concentrates its letters of credit in any one financial institution, the risk of credit quality deterioration increases.

A more complete description of risks is included in the Funds’ prospectus and statement of additional information.

CITY NATIONAL ROCHDALE FUNDS | PAGE 167

notes to financial statements/ consolidated notes to financial statements
September 30, 2022

9.	CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the year ended September 30, 2022, and the year ended September 30, 2021, was as follows (000):

	Government Money Market Fund		Government Bond Fund		Corporate Bond Fund
	2022	2021	2022	2021	2022	2021
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	—	—	—	—
Shares issued in lieu of dividends and distributions	—	—	—	— (a)	—	—
Shares redeemed	—	—	—	—	—	—
Net Institutional Class transactions	—	—	—	—	—	—
Class N:
Shares issued	564,965	689,637	10	37	148	295
Shares issued in lieu of dividends and distributions	961	47	1	1	20	10
Shares redeemed	(860,618)	(571,006)	(77)	(39)	(334)	(201)
Net Class N transactions	(294,692)	118,678	(66)	(1)	(166)	104
Class S:
Shares issued	2,355,075	2,796,788	—	—	—	—
Shares issued in lieu of dividends and distributions	—	—	—	—	—	—
Shares redeemed	(2,319,186)	(2,528,435)	—	—	—	—
Net Class S transactions	35,889	268,353	—	—	—	—
Servicing Class:
Shares issued	10,595,087	6,485,965	202	288	2,158	1,770
Shares issued in lieu of dividends and distributions	8,237	351	2	3	24	15
Shares redeemed	(10,556,161)	(6,262,298)	(749)	(1,163)	(1,813)	(3,500)
Net Servicing Class transactions	47,163	224,018	(545)	(872)	369	(1,715)

(a)	Less than 1,000.

	California Tax Exempt Bond Fund		Municipal High Income Fund
	2022	2021	2022	2021
CAPITAL SHARES ISSUED AND REDEEMED:
Class N:
Shares issued	53	268	35,148	32,665
Shares issued in lieu of dividends and distributions	3	4	1,704	1,859
Shares redeemed	(95)	(296)	(55,285)	(22,278)
Net Class N transactions	(39)	(24)	(18,433)	12,246
Servicing Class:
Shares issued	838	1,504	24,505	27,704
Shares issued in lieu of dividends and distributions	8	13	433	376
Shares redeemed	(3,104)	(1,525)	(33,287)	(11,092)
Net Servicing Class transactions	(2,258)	(8)	(8,349)	16,988

CITY NATIONAL ROCHDALE FUNDS | PAGE 168

	Intermediate Fixed Income Fund		Fixed Income Opportunities Fund
	2022	2021	2022	2021
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	3	506	—	—
Shares issued in lieu of dividends and distributions	2	2	—	—
Shares redeemed	(57)	(592)	—	—
Net Institutional Class transactions	(52)	(84)	—	—
Class N:
Shares issued	382	1,074	47,379	52,367
Shares issued in lieu of dividends and distributions	112	36	7,421	7,773
Shares redeemed	(1,208)	(1,253)	(65,498)	(49,980)
Net Class N transactions	(714)	(143)	(10,698)	10,160
Class Y:
Shares issued	—	—	—	—
Shares issued in lieu of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net Class Y transactions	—	—	—	—

	Equity Income Fund		U.S. Core Equity Fund
	2022	2021	2022	2021
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	3	6
Shares issued in lieu of dividends and distributions	—	—	— (a)	— (a)
Shares redeemed	—	—	(3)	(268)
Net Institutional Class transactions	—	—	— (a)	(262)
Class N:
Shares issued	712	1,281	1,176	1,878
Shares issued in lieu of dividends and distributions	350	113	315	8
Shares redeemed	(1,183)	(1,800)	(1,264)	(1,362)
Net Class N transactions	(121)	(406)	227	524
Servicing Class:
Shares issued	—	—	771	1,125
Shares issued in lieu of dividends and distributions	—	—	33	2
Shares redeemed	—	—	(918)	(1,479)
Net Servicing Class transactions	—	—	(114)	(352)

(a)	Less than 1,000.

CITY NATIONAL ROCHDALE FUNDS | PAGE 169

notes to financial statements/ consolidated notes to financial statements
September 30, 2022

10.	LINE OF CREDIT

The Funds, except for the Government Money Market Fund, have an unsecured Loan Agreement (“LOC”) with U.S. Bank N.A. Under the terms of the LOC, borrowings for an individual Fund are limited to either the lesser of 10% of the Fund’s net assets or an explicit amount on the LOC. Interest is charged to a Fund based on its borrowings at prime rate minus 0.50%.

Borrowing activity under the LOC for the year ended September 30, 2022, was as follows:

Fund	Maximum Amount of Line of Credit (000)	Interest Expense (000)	Average Rate	Average Borrowings (000)	Maximum Amount Outstanding (000)
Fixed Income Opportunities Fund	$400,000	$402	2.75%	$32,240	$81,895
Equity Income Fund	400,000	3	2.75	849	5,601

11. OTHER MATTERS

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in extreme volatility in the financial markets, a domestic and global economic downturn, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There have also been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. The pandemic may result in domestic and foreign political and social instability, damage to diplomatic and international trade relations, and continued volatility and/or decreased liquidity in the securities markets. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, are taking extraordinary and unprecedented actions to support local and global economies and the financial markets. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Rates of inflation have also recently risen, which could adversely affect economies and markets. In addition, the COVID-19 pandemic, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers. Other market events like the COVID-19 pandemic may cause similar disruptions and effects.

Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not a Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of a Fund’s investments.

In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. In March 2021, the administrator of LIBOR announced a delay in the phase out of the majority of U.S. Dollar LIBOR publications until June 30, 2023, although the remainder of LIBOR publications ended on December 31, 2021. Various financial industry groups have been planning for the transition, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise, but there are obstacles to converting certain securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or

CITY NATIONAL ROCHDALE FUNDS | PAGE 170

financing transactions, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies, resulting in prolonged adverse market conditions for a Fund. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the completion of the applicable phase out. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect a Fund’s performance or NAV.

12. SUBSEQUENT EVENTS

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2022, and no issues were noted to disclose.

CITY NATIONAL ROCHDALE FUNDS | PAGE 171

report of independent registered public accounting firm

To the Shareholders and the Board of Trustees
of City National Rochdale Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of City National Rochdale Government Money Market Fund, City National Rochdale Government Bond Fund, City National Rochdale Corporate Bond Fund, City National Rochdale California Tax Exempt Bond Fund, City National Rochdale Municipal High Income Fund, City National Rochdale Intermediate Fixed Income Fund, City National Rochdale Fixed Income Opportunities Fund (consolidated), City National Rochdale Equity Income Fund (formerly City National Rochdale Dividend & Income Fund) and City National Rochdale U.S. Core Equity Fund, each a series of shares of beneficial interest in City National Rochdale Funds (the “Funds”), including the schedules of investments, as of September 30, 2022, and the related statements of operations and cash flows (for City National Rochdale Fixed Income Opportunities Fund only) for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the five-year period then ended (consolidated for City National Rochdale Fixed Income Opportunities Fund), and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements (consolidated where noted) present fairly, in all material respects, the financial position of the Funds as of September 30, 2022, and the results of their operations and cash flows (for City National Rochdale Fixed Income Opportunities Fund only) for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

CITY NATIONAL ROCHDALE FUNDS | PAGE 172

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian, brokers, insurance companies and by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the City National Rochdale Funds since 2015.

Philadelphia, Pennsylvania
November 29, 2022

CITY NATIONAL ROCHDALE FUNDS | PAGE 173

trustees and officers (Unaudited)
September 30, 2022

The Trustees and officers of the Trust, their principal occupations during the past five years, and their affiliations, if any, with City National Rochdale, the investment adviser to the Trust, are set forth below. The persons listed below may have held other positions with their employers named below during the relevant periods. Certain officers of the Trust also serve as officers to one or more other mutual funds for which SEI Investments or its affiliates act as investment adviser, administrator or distributor. Andrew S. Clare (the “Interested Trustee”) is an “interested person” of the Trust, as defined in the 1940 Act. Each Trustee other than Mr. Clare may be referred to in this SAI as an “Independent Trustee” and collectively as the “Independent Trustees.” There is no stated term of office for the Trustees. However, the Board has adopted a policy setting a retirement date for Trustees of December 31 of the year in which each Trustee reaches age 75. Exceptions to the retirement age may be made by the Board in individual cases for a period of up to two years, in the discretion of the Board. The business address for each Trustee is c/o City National Rochdale Funds, 400 North Roxbury Drive, Beverly Hills, California 90210, unless otherwise noted. The business address for each officer of the Trust is c/o City National Rochdale LLC, 400 North Roxbury Drive, Beverly Hills, California 90210, unless otherwise noted. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-889-0799.

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES:
Daniel A. Hanwacker Year of Birth: 1951	Trustee	Since 2013	CEO and President, Hanwacker Associates, Inc. (asset management consulting and executive search services) (2001-present). Managing Director - Asset Management, Putnam Lovell Securities (2000- 2001). Co-Founding Partner, Constellation Financial Management Co., LLC (1995-2000).	11	None
Jon C. Hunt Year of Birth: 1951	Trustee	Since 2013	Retired (2013-present). Consultant to Management, Convergent Capital Management, LLC (“CCM”) (2012-2013). Managing Director and Chief Operating Officer, CCM (1998-2012).	11

Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Julie C. Miller Year of Birth: 1957	Trustee	Since May 2020	Certified Public Accountant(CPA) and Partner, Holthouse, Carlin & Van Trigt LLP (accounting firm) (2006 – present).	11	None

CITY NATIONAL ROCHDALE FUNDS | PAGE 174

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES: (Continued)
Jay C. Nadel Year of Birth: 1951	Trustee Chairman	Since 2013 Since 2019	Financial Services Consultant (2005-present). Executive Vice President, Bank of New York Broker-Dealer and Member of the Operating Committee (2002-2004). Weiss, Peck & Greer, Partner, Managing Director and Chair of the Operations Committee (1986-2001).	11

Trustee of The Advisors’ Inner Circle Fund III, Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

James R. Wolford Year of Birth: 1954	Trustee	Since 1999

Chief Executive Officer of Corinthian Development Company (2013-present). President, Chief Operating Officer and Chief Financial Officer, Thompson National Properties (2011-2013). Chief Financial Officer, Pacific Office Properties, a real estate investment trust (2010-2011). Chief Financial Officer, Bixby Land Company, a real estate company (2004- 2010). Regional Financial Officer, AIMCO, a real estate investment trust (2004). Chief Financial Officer, DBM Group, a direct mail marketing company (2001- 2004). Senior Vice President and Chief Operating Officer, Forecast Commercial Real Estate Service, Inc. (2000-2001). Senior Vice President and Chief Financial Officer, Bixby Ranch Company (1985- 2000).

				11	None
INTERESTED TRUSTEE:
Andrew S. Clare Year of Birth: 1945	Trustee	Since 2013	Attorney and partner, Loeb & Loeb LLP, a law firm (1972-present).	11	None

(1)

“Fund complex” is defined as two or more registered investment companies that hold themselves out to investors as related companies or have a common investment adviser or affiliated investment advisers and in this case includes the series of City National Rochdale Funds and the following registered closed-end funds: City National Rochdale Select Strategies Fund and City National Rochdale Strategic Credit Fund.

(2)	Mr. Clare is an “interested person” of the Fund, as defined in the 1940 Act, by virtue of the provision of significant legal services by him and his law firm to CNB.

CITY NATIONAL ROCHDALE FUNDS | PAGE 175

trustees and officers (Unaudited) (Continued)
September 30, 2022

Name and Year of Birth	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years
OFFICERS:
Garrett R. D’Alessandro Year of Birth: 1957	President and Chief Executive Officer	2013-2021 and 2022-present

Chief Executive Officer, City National Rochdale (1986–present); Chief Investment Officer, City National Rochdale (2016-2018); President and Chief Executive Officer, City National Rochdale Funds (2013-2021 and 2022-present), City National Rochdale Select Strategies Fund (the “Select Strategies Fund”) (2016-2021 and 2022-present), and City National Rochdale Strategic Credit Fund (the “Strategic Credit Fund”) (2018-2022 and 2022-present).

Andrew Metzger SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Year of Birth: 1980	Treasurer (Principal Financial and Accounting Officer and Controller)	Since 2021

Director of Fund Accounting, SEI Investments Company (2020-present). Senior Director, Embark Consulting, LLC (2019-2020). Senior Manager, PricewaterhouseCoopers LLP (2002-2019). Treasurer (Principal Financial and Accounting Officer and Controller), City National Rochdale Funds, City National Rochdale Select Strategies Fund (the “Select Strategies Fund”) and City National Rochdale Strategic Credit Fund (the “Strategic Credit Fund”) (April 2021-present).

Rochelle Levy Year of Birth: 1985	Chief Compliance Officer (“CCO”), Anti-Money Laundering Officer (“AML Officer”) and Identity Theft Program Officer (“ITP Officer”)	Since 2022

Senior Vice President and Wealth Management Chief Compliance Officer, City National Bank (2022-present); CCO, AML Officer and ITP Officer, City National Rochdale Funds, Select Strategies Fund and Strategic Credit Fund (September 2022-present); CCO and AML Officer, BNY Mellon Private Funds (2019-2022); CCO, BNY Mellon Commingled Funds (2019-2021); Investment Management, Head of Distribution Compliance BNY Mellon, N.A. (2019-2022); Vice President, JPMorgan Chase & Co. (2014-2019).

Mitchell Cepler Year of Birth: 1982	Vice President and Assistant Treasurer	Since 2015

Senior Vice President, Finance, City National Rochdale (2011-present); Vice President and Assistant Treasurer, City National Rochdale Funds (2015-present), Select Strategies Fund (2016-present), and Strategic Credit Fund (2018-present); Treasurer and Chief Financial Officer, High Yield Funds (2016-present).

Anthony Sozio Year of Birth: 1971	Vice President and Secretary	Since 2013

Assistant Vice President of Registered Fund Operations, City National Rochdale (1998-present); Vice President, City National Rochdale Funds (2013-present), Select Strategies Fund (2016-present), and Strategic Credit Fund (2018-present); Secretary, City National Rochdale Funds (2019-present), Select Strategies Fund (2020-present), Strategic Credit Fund (2020-present), and High Yield Funds (2020-present); Assistant Secretary, City National Rochdale Funds (2013-2019), High Yield Funds (2013-2020), Select Strategies Fund (2016-2020), and Strategic Credit Fund (2018-2020).

Matthew M. Maher SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Year of Birth: 1975	Assistant Secretary	Since 2019

Counsel, SEI Investments Company (2018-present); Assistant Secretary, City National Rochdale Funds, Select Strategies Fund, and Strategic Credit Fund (2019-present); Attorney, Blank Rome LLP (2015-2018); Assistant Counsel and Vice President, Bank of New York Mellon (2013-2014); Attorney, Dilworth Paxson LLP (2006-2013).

(1)	Each officer serves until removed by the Board or the principal executive officer of the Fund, or until such officer resign.

CITY NATIONAL ROCHDALE FUNDS | PAGE 176

notice to shareholders (Unaudited)
September 30, 2022

For shareholders that do not have a September 30, 2022, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2022, taxable year end, please consult your tax advisor as to the pertinence of this notice.

For California income tax purposes, for the fiscal year ended September 30, 2022, each of the California Tax Exempt Bond Fund and Municipal High Income Fund is designating 97.14% and 7.17%, respectively, of its distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

For Federal income tax purposes, for the fisc l year ended September 30, 2021, each Fund is designating the following items with regard to distributions paid during the year:

	(A) Long Term Capital Gain Distributions	(B) Return of Capital	(C) Ordinary Income Distributions	(D) Tax Exempt Interest	(E) Total Distributions	(F) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)	(G) Qualifying Dividend Income (2)	(H) U.S. Government Interest (3)	(I) Interest Related Dividends (4)	(J) Qualified Short-Term Capital Gain Dividends (5)	(K) Foreign Tax Credit
Government Money Market Fund	0.00%	0.00%	100.00%	0.00%	100.00%	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Government Bond Fund	0.00%	0.00%	100.00%	0.00%	100.00%	0.00%	0.00%	54.72%	99.25%	0.00%	0.00%
Corporate Bond Fund(3)	48.61%	0.00%	51.39%	0.00%	100.00%	0.00%	0.00%	1.41%	89.14%	100.00%	0.00%
California Tax Exempt Bond Fund(3)	2.83%	0.00%	1.56%	95.61%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Municipal High Income Fund(3)	0.00%	0.00%	4.62%	95.38%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Intermediate Fixed Income Fund(3)	74.07%	0.00%	25.93%	0.00%	100.00%	0.00%	0.00%	15.73%	90.19%	100.00%	0.00%
Fixed Income Opportunities Fund(3)	0.00%	0.00%	100.00%	0.00%	100.00%	0.71%	0.70%	0.00%	72.89%	0.00%	0.00%
Equity Income Fund(3)	73.49%	0.00%	26.51%	0.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
U.S. Core Equity Fund(3)	94.23%	0.00%	5.77%	0.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%

(1) “Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction.

(2) “Qualifying Dividend Income” represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount permitted by law.

(3) “U.S. Government Interest” represent the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) “Interest Related Dividends” represent qualifying interest that is exempt from U.S. withholding tax when paid to foreign investors as created by the American Jobs Creation Act of 2004.

(5) “Short-Term Capital Gain Dividends” represent qualifying short-term capital gain that is exempt from U.S. withholding tax when paid to foreign investors as created by the American Jobs Creation Act of 2004.

Items (A), (B), (C), (D), (E) and (K) are based on the percentage of each fund’s total distribution. Items (F) and (G) are based on the percentage of “Ordinary Income Distributions.”

Item (H) is based on the percentage of gross income of each Fund.

Item (I) is based on the percentage of net investment income distributions.

Item (J) is based on the percentage of short-term capital gain distributions.

CITY NATIONAL ROCHDALE FUNDS | PAGE 177

disclosure of fund expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees, acquired fund fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2022 through September 30, 2022).

The table below illustrates each Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that each Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare each Fund’s costs with those of other mutual funds. It assumes that each Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess each Fund’s comparative cost by comparing the hypothetical result for each Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT each Fund’s actual return - the account values shown do not apply to your specific investment.

CITY NATIONAL ROCHDALE FUNDS | PAGE 178

	Beginning Account Value 4/1/2022	Ending Account Value 9/30/2022	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale Government Money Market Fund
Actual Fund Return
Class N	$1,000.00	$1,003.90	0.29%	$1.46
Class S	1,000.00	1,003.40	0.39%	$1.96
Servicing Class	1,000.00	1,005.10	0.21%	$1.06

Hypothetical 5% Return
Class N	$1,000.00	$1,023.61	0.29%	$1.47
Class S	1,000.00	1,023.11	0.39%	1.98
Servicing Class	1,000.00	1,024.02	0.21%	1.07

City National Rochdale Government Bond Fund
Actual Fund Return
Class N	$1,000.00	$967.60	0.97%	$4.78
Servicing Class	1,000.00	968.70	0.72%	3.55

Hypothetical 5% Return
Class N	$1,000.00	$1,020.21	0.97%	$4.91
Servicing Class	1,000.00	1,021.46	0.72%	3.65

City National Rochdale Corporate Bond Fund
Actual Fund Return
Class N	$1,000.00	$959.50	1.00%	$4.91
Servicing Class	1,000.00	961.60	0.75%	3.69

Hypothetical 5% Return
Class N	$1,000.00	$1,020.05	1.00%	$5.06
Servicing Class	1,000.00	1,021.31	0.75%	3.80

City National Rochdale California Tax Exempt Bond Fund
Actual Fund Return
Class N	$1,000.00	$969.00	0.86%	$4.24
Servicing Class	1,000.00	970.20	0.61%	3.01

Hypothetical 5% Return
Class N	$1,000.00	$1,020.76	0.86%	$4.36
Servicing Class	1,000.00	1,022.01	0.61%	3.09

City National Rochdale Municipal High Income Fund
Actual Fund Return
Class N	$1,000.00	$891.00	1.08%	$5.12
Servicing Class	1,000.00	892.30	0.83%	3.94

Hypothetical 5% Return
Class N	$1,000.00	$1,019.65	1.08%	$5.47
Servicing Class	1,000.00	1,020.91	0.83%	4.20

City National Rochdale Intermediate Fixed Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$943.60	0.50%	$2.44
Class N	1,000.00	941.50	1.00%	4.87

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.56	0.50%	$2.54
Class N	1,000.00	1,020.05	1.00%	5.06

City National Rochdale Fixed Income Opportunities Fund
Actual Fund Return
Class N	$1,000.00	$897.00	1.09%	$5.18

Hypothetical 5% Return
Class N	$1,000.00	$1,019.60	1.09%	$5.52

City National Rochdale Equity Income Fund
Actual Fund Return
Class N	$1,000.00	$847.10	1.10%	$5.09

Hypothetical 5% Return
Class N	$1,000.00	$1,019.55	1.10%	$5.57

City National Rochdale U.S. Core Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$802.70	0.52%	$2.35
Class N	1,000.00	800.50	1.02%	4.60
Servicing Class	1,000.00	801.10	0.77%	3.48

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.46	0.52%	$2.64
Class N	1,000.00	1,019.95	1.02%	5.16
Servicing Class	1,000.00	1,021.21	0.77%	3.90

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CITY NATIONAL ROCHDALE FUNDS | PAGE 179

board approval of advisory and sub-advisory agreements (Unaudited)

The Board of Trustees of City National Rochdale Funds (the “Trust”) is comprised of six Trustees, five of whom are Independent Trustees (i.e., not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended). At in-person meetings held on April 6, 2022, and May 19, 2022, the Board and the Independent Trustees considered and approved the renewal of the following advisory and sub-advisory agreements:

●

The advisory agreement between City National Rochdale, LLC (the “Adviser”) and the Trust, on behalf of the City National Rochdale Government Money Market Fund (the “Government Money Market Fund”), City National Rochdale Government Bond Fund (the “Government Bond Fund”), City National Rochdale Corporate Bond Fund (the “Corporate Bond Fund”), City National Rochdale California Tax Exempt Bond Fund (the “California Tax Exempt Bond Fund”), City National Rochdale Municipal High Income Fund (the “Municipal High Income Fund”), City National Rochdale Intermediate Fixed Income Fund (the “Intermediate Fixed Income Fund”), City National Rochdale Fixed Income Opportunities Fund (the “Fixed Income Opportunities Fund”), City National Rochdale Equity Income Fund (the “Equity Income Fund”), and City National Rochdale U.S. Core Equity Fund (the “U.S. Core Equity Fund”) (each, a “Fund” and collectively, the “Funds”);

●

The advisory agreement between the Adviser and City National Rochdale Fixed Income Opportunities (Ireland) Limited (the “Irish Subsidiary”), a wholly-owned subsidiary of the Fixed Income Opportunities Fund;

●	The sub-advisory agreement between the Adviser and Alcentra Limited (“Alcentra”), with respect to the Fixed Income Opportunities Fund;

●	The sub-advisory agreement among the Adviser, Alcentra, and Alcentra NY, LLC (“Alcentra NY”), with respect to the Fixed Income Opportunities Fund;

●	The sub-advisory agreement between the Adviser and AllFinancial Partners II, LLC (“AllFinancial”), with respect to the Fixed Income Opportunities Fund;

●	The sub-advisory agreement between the Adviser and Ashmore Investment Management Limited (“Ashmore”), with respect to the Fixed Income Opportunities Fund;

●	The sub-advisory agreement between the Adviser and Federated Investment Management Company (“Federated”), with respect to the Fixed Income Opportunities Fund; and

●	The sub-advisory agreement between the Adviser and Seix Investment Advisors LLC (“Seix”), with respect to the Fixed Income Opportunities Fund.

The advisory and sub-advisory agreements listed above are collectively referred to below as the “Agreements.” Alcentra, Alcentra NY, AllFinancial, Ashmore, Federated, and Seix are collectively referred to below as the “Sub-Advisers.”

General Information

The following information summarizes the Board’s considerations associated with its review of the Agreements. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Agreements were considered separately for each Fund and the Irish Subsidiary, although the Board took into account the common interests of the Funds and the Irish Subsidiary in its review. As described below, the Board considered the nature, quality and extent of the various services performed by the Adviser and each Sub-Adviser. In considering these matters, the Independent Trustees discussed the renewal of the Agreements with management and in private sessions with their independent counsel at which no representatives of the Adviser or the Sub-Advisers were present.

The Board reviewed extensive materials regarding investment results of the Adviser and each Sub-Adviser with respect to the Funds (or portions of the Fixed Income Opportunities Fund) they manage and the Irish Subsidiary, as applicable, advisory fee and expense comparisons, financial information with respect to the Adviser and each Sub-Adviser, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing various services to the Funds and the Irish Subsidiary. The Board also took into account information they received at past meetings of the Board and its committees with respect to these matters.

In deciding to renew the Agreements, the Board and the Independent Trustees did not identify a single factor as controlling and this summary does not describe all of the matters considered. In addition, each Board member did not necessarily attribute the same weight to each matter. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such renewal.

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CITY NATIONAL ROCHDALE, LLC

Nature, Extent and Quality of Services

In reviewing the services provided by the Adviser to the Funds and the Irish Subsidiary, the Board considered a variety of matters, including the overall quality and depth of the Adviser’s organization, its overall financial strength and stability, its commitment to compliance with applicable laws and regulations and the systems in place to ensure compliance with those requirements, its portfolio trading and soft dollar practices, and its disaster recovery and contingency planning practices. The Board also considered the experience, capability and integrity of the Adviser’s senior management, the background, education and experience of the Adviser’s personnel, and its efforts to retain, attract and motivate capable personnel to serve the Funds and the Irish Subsidiary. With respect to the Fixed Income Opportunities Fund, the Board considered the process the Adviser utilizes to select the Sub-Advisers and proactively oversee the Sub-Advisers with respect to various investment, valuation and compliance matters. The Board found all of these matters to be satisfactory.

Investment Performance

The Board assessed the performance of each Fund compared with the returns of its respective benchmark index or indexes and the averages of the funds included in its respective fund universe selected by Lipper, Inc. (each, a “Lipper Universe”), for the one-, three-, five-, ten- and 15-year and since inception periods ended December 31, 2021, as applicable. In addition, the Board reviewed the performance of each Fund compared to the average returns of certain funds (each, a “Peer Group” and collectively, the “Peer Groups”) in the Fund’s Lipper Universe selected by the Funds’ administrator based on the Fund’s total net assets, for the same periods. With respect to the performance results of the Funds, the Trustees noted that the meeting materials indicated as follows:

●

The Government Money Market Fund (Servicing Class) underperformed the average returns of the funds in the Lipper Institutional U.S. Government Money Market Objective Universe (by 0.16% or less) for the one-, three-, five-, ten- and 15-year and since inception periods. The Trustees observed that although the Fund underperformed the Lipper Universe and Peer Group averages for the one-, three-, five- and ten-year periods, the Fund’s yield had been steadily climbing as the Federal Reserve prepared to raise interest rates. The Trustees also considered the Adviser’s explanation that the Fund employed U.S. agency floating rate notes and increased the Fund’s weighted average maturity, which enhanced the Fund’s gross yield.

●

The Government Bond Fund (Servicing Class) underperformed the Lipper Short/Intermediate U.S. Government Objective Universe average returns (by 0.40% or less) and the Bloomberg U.S. 1-5 Year Government Bond Index returns (by 0.70% or less) for the one-, three-, five-, ten- and 15-year and since inception periods. The Trustees observed that the Fund trailed the average return of its Lipper Universe by only 11 basis points in 2021. The Trustees also considered the Adviser’s belief that the Fund’s current positioning would enable it to take advantage of any near- to intermediate-term volatility.

●

The Corporate Bond Fund (Servicing Class) underperformed the average returns of the Lipper Short/Intermediate Investment-Grade Objective Universe for the one-, three-, and five-year periods (by 0.68% or less), and its performance was generally in line with the Lipper Universe average returns for the ten- and 15-year and since inception periods. The Fund trailed the Bloomberg U.S. Corp 1-5 A3+, 2% Issuer Constrained Index returns (by 0.56% or less) for the one-, three-, five-, ten- and 15-year and since inception periods. The Trustees considered the Adviser’s explanation that the Fund’s recent underperformance relative to the Bloomberg U.S. Corp 1-5 A3+, 2% Issuer Constrained Index was primarily attributable to the Fund’s structural mismatch to the Index, and that the Index currently maintained 42% exposure to the banking industry as compared to the Fund, which is capped at 25% exposure to the banking industry. The Trustees noted the Adviser’s observation that the banking industry was a top performer for the Index during 2021, as it was the previous year, and that the Fund’s returns were negatively impacted due to its more limited exposure to the banking industry.

●

The California Tax Exempt Bond Fund (Servicing Class) consistently outperformed the average returns of the funds in the Lipper CA Short/Intermediate Municipal Debt Objective Universe for the five-, ten-, and 15-year and since inception periods, but underperformed the Lipper Universe average returns for the one- and three-year periods (by 1.01% or less). The Fund underperformed the Bloomberg CA Intermediate-Short Municipal Index returns (by 0.68% or less) for the one-, three-, five-, ten-, and 15-year and since inception periods. The Trustees noted the Adviser’s explanation that the Fund’s underperformance relative to the Bloomberg CA Intermediate-Short Municipal Index was

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board approval of advisory and sub-advisory agreements (Unaudited) (Continued)

largely a result of the post-financial crisis and COVID-19 pandemic-induced low yield environment, which severely constrained the Fund’s opportunities to generate returns above its expense ratio. The Trustees considered the Adviser’s assertion that the Fund was positioned neutrally leading into 2021 to reflect the market’s post-pandemic uncertainty and that although the tactical shift into taxable municipal bonds added to the Fund’s returns in 2020, such securities contributed to negative performance in 2021 as the yield curve shifted higher. The Trustees also considered the Adviser’s observation that differentiation between the Fund’s strategy and those of funds in its Peer Group, which manage to longer duration strategies than the Fund, result in a difference in their performance.

●

The Municipal High Income Fund (Servicing Class) underperformed the average returns of the funds in the Lipper High Yield Municipal Classification Universe (by 0.65% or less), and the Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Unhedged USD Index returns (by 0.92% or less) for the one-, three-, and five-year and since inception periods. The Trustees considered the Adviser’s explanation that the underperformance for the one-year period as compared to the Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Unhedged USD Index and the Lipper High Yield Municipal Universe was largely due to the Fund’s relatively cautious investments in bonds on the higher quality end of the high yield municipal bond sector, as lower quality bonds that met the standards for the Fund remained difficult to obtain. The Trustees also considered the Adviser’s explanation that the Fund’s duration was somewhat shorter than the average of its Peer Group during the year, which hurt the Fund’s relative performance, and that inflows also hampered the Fund’s performance relative to the Index and the Fund’s Peer Group.

●

The Intermediate Fixed Income Fund (Institutional Class) outperformed the Bloomberg U.S. Intermediate Government/Credit Bond Index returns for the three-, five- and ten-year periods, but underperformed the Index returns (by 0.20% or less) for the one- and 15-year and since inception periods. The Fund underperformed the average returns of the funds in the Lipper Core Bond Funds Classification Universe (by 0.77% or less) for the one-, three-, five-, ten- and 15-year and since inception periods. The Trustees considered the Adviser’s belief that the Fund’s current posture would enable it to take advantage of any near- to intermediate-term volatility as it continued to tactically move the Fund toward a neutral-to-benchmark positioning as interest rates move higher and credit spreads become lower.

●

The Fixed Income Opportunities Fund (Class N) outperformed the Bloomberg Global Credit-Corp Total Return Hedged Index return for the one-year period, but underperformed the Index returns (by 2.20% or less) for the three-, five- and ten-year and since inception periods. The Fund outperformed the Blended Index (a hybrid index composed of 40% Bloomberg Multiverse Total Return Index Value Hedged USD, 35% S&P Global Leveraged Loan Index, and 25% Bloomberg Emerging Markets High Yield Index) returns for the one- and ten-year periods, but underperformed the Blended Index returns (by 0.28% or less) for the three- and five-year and since inception periods. The Fund underperformed the Lipper Global High Yield Funds Classification Universe average returns (by 2.36% or less) for the one-, three-, five-, and ten-year and since inception periods. The Trustees considered the Fund’s outperformance of the Bloomberg Global Aggregate Credit Corporate Total Return Index Hedged and the Blended Index by 2.99% and 3.05%, respectively, for the one-year period, and the Adviser’s explanation that the outperformance was largely due to stability in the U.S. high yield debt market, a rally in leveraged loans, and a continued recovery in emerging markets high yield debt positions. The Trustees also considered the Adviser’s report of the contribution of the Sub-Advisers to the Fund’s outperformance, and that the Fund ended the year with a return of 2.9%.

●

The Equity Income Fund (Class N) underperformed the Blended Index (a customized index composed of 60% Dow Jones U.S. Select Dividend Index, 25% Bank of America ML Core Fixed Rate Preferred Securities Index and 15% MSCI U.S. REIT Index) returns (by 4.50% or less), the Lipper Equity Income Funds Classification Universe average returns (by 6.52% or less), the Dow Jones US Select Dividend Index returns (by 11.06% or less), and the S&P 500 Index returns (by 14.81% or less) for the one-, three-, five-, ten- and 15-year and since inception periods. The Trustees considered the Adviser’s explanation that the Fund’s underperformance as compared to its new benchmark, the Dow Jones U.S. Select Dividend Index, and its Lipper Universe for all relevant periods, was primarily due to weak performance in the first several months of 2021, which led to a change in portfolio managers; a

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strategic review of the Fund’s strategy in May 2021, which led to a change in the Fund’s benchmark; a clarification of investment goals; tighter risk controls and limits; and various process improvements. The Trustees observed that the Fund’s performance improved since those changes were implemented and that the Fund remained cyclical, with a bias towards dividend growth over yield, within the context of its mandate to deliver attractive income. The Trustees also considered that the Fund remained a Lipper Leader in capital preservation for all time periods.

●

The U.S. Core Equity Fund (Institutional Class) outperformed the average returns of the funds in the Lipper Large Cap Core Funds Classification Universe and the returns of the S&P 500 Index for the one-, three-, and five-year and since inception periods.

The Board concluded that the Adviser continued to provide high quality management and oversight services to the Funds and the Irish Subsidiary. The Board noted that the investment results of the Funds over the long term were generally competitive; that the Adviser had given reasonable explanations for the performance of those Funds that had underperformed relative to their benchmarks and had explained the impact of market conditions on the performance of the Funds; that the Adviser had taken actions in response to the COVID-19 pandemic; that the Adviser had replaced portfolio managers and/or sub-advisers for Funds or strategies that experienced performance challenges; that the results for the Government Money Market Fund compared to its Peer Group were acceptable given the special services and investment focuses of the Fund; and that consideration of returns of market indexes needed to take into account that indexes do not reflect the expenses of operating mutual funds.

Advisory Fees and Fund Expenses

The Board then reviewed information regarding the advisory fees (both before and after waivers) charged by the Adviser to each Fund, and the total expenses (net of fee waivers) for the last fiscal year of a share class of each Fund (as percentages of their respective average annual net assets), as applicable (“Total Expense Ratios”), compared to those of the funds included in its respective Lipper Universe and Peer Group, as applicable.

The Board observed that the meeting materials indicated as follows with respect to the Funds’ investment advisory fees (gross of fee waivers):

●

The gross advisory fees paid by the Government Bond Fund, California Tax Exempt Bond Fund, Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Equity Income Fund, and U.S. Core Equity Fund were below their respective Peer Group and Lipper Universe averages.

●

The gross advisory fees paid by the Money Market Fund, Corporate Bond Fund and Municipal High Income Fund were below their respective Lipper Universe averages, but above their respective Peer Group averages.

The Board noted that with the exception of the strategies listed below, the Adviser does not manage investment portfolios for other registered investment companies, pension funds, or institutional accounts that have similar investment objectives and policies as the Funds, so it did not have a basis to compare certain Funds’ advisory fees with advisory fees charged by the Adviser to other comparable client accounts. The Board also noted that the Adviser manages discretionary client account assets in the Core Equity, Equity Income, and California Tax Exempt strategies in accordance with investment policies similar to those of the U.S. Core Equity Fund, Equity Income Fund, and California Tax Exempt Bond Fund, respectively. The Trustees reviewed the Adviser’s fee schedules and concluded that the advisory fees charged to the U.S. Core Equity Fund, Equity Income Fund, and California Tax Exempt Bond Fund were generally in the range of, and in some instances lower than, the fees that the Adviser charged to manage client accounts using similar strategies as those used by those Funds. The Trustees considered the Adviser’s explanation that the fees published in its fee schedules are applicable to each client’s entire account, regardless of the strategies used to manage the assets in the account, and that such fees are subject to negotiation. The Trustees also noted that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to separate accounts that the Adviser manages. The Trustees also considered that any net advisory fees retained by the Adviser with respect to the Funds, after the payment of any sub-advisory fees, are rebated to shareholders investing in the Funds through separate accounts managed by the Adviser.

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board approval of advisory and sub-advisory agreements (Unaudited) (Continued)

The Board observed that the meeting materials indicated as follows with respect to the Total Expense Ratios of each Fund (net of fee waivers):

●

The Total Expense Ratios of the Institutional Class of the Intermediate Fixed Income Fund and U.S. Core Equity Fund, and the Servicing Class of the U.S. Core Equity Fund, were below both their respective Peer Group and Lipper Universe averages.

●	The Total Expense Ratio of the Servicing Class of the Municipal High Income Fund was below its Lipper Universe average, but above its Peer Group average.

●

The Total Expense Ratios of Class N of the Money Market Fund, Equity Income Fund, and U.S. Core Equity Fund; and the Servicing Class of the Money Market Fund, Government Bond Fund, and California Tax Exempt Bond Fund, were below their respective Peer Group averages, but above their respective Lipper Universe averages.

●

The Total Expense Ratios of Class N of the Government Bond Fund, Corporate Bond Fund, California Tax Exempt Bond Fund, Municipal High Income Fund, Intermediate Fixed Income Fund, and Fixed Income Opportunities Fund; and the Servicing Class of the Corporate Bond Fund, were above both their respective Peer Group and Lipper Universe averages.

The Board concluded that the advisory fees charged by the Adviser were fair and reasonable in relation to the value of services provided, and the total expenses of each Fund continued to be reasonable in light of the services provided, noting the different expense structures and arrangements for shareholder services and distribution of the various classes of the Funds.

Profitability, Benefits to the Adviser and Economies of Scale

The Board next considered information prepared by the Adviser relating to its costs and profits with respect to the Funds for the year ended December 31, 2021. The Board also considered the benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds (other than the investment advisory fees paid to the Adviser), including fees paid to the Adviser, City National Bank (“CNB”), City National Securities, Inc., and CNR Securities, LLC for providing certain shareholder servicing and/or sub-distribution services to the Funds and/or their shareholders, as applicable; benefits to CNB’s brokerage and wealth management business as a result of the availability of the Funds to its customers; and any research received from broker-dealers that execute transactions on behalf of the Funds. The Trustees recognized the competitiveness of the registered fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining management stability and accountability. The Board recognized the difficulty in evaluating an investment adviser’s profitability with respect to the funds it manages in the context of an adviser with multiple lines of business, and noted that other profitability methodologies might also be reasonable. The Board observed that the Adviser had not realized a profit with respect to the Government Money Market Fund, Government Bond Fund, and California Tax Exempt Bond Fund, and concluded that the profits of the Adviser from its relationships with the remaining Funds were reasonable.

The Board also considered potential economies of scale realized by the Adviser as the Funds grow and how any such economies are shared with the Funds, reviewing information prepared by the Adviser relating to the Trust’s assets, as well as the assets of each Fund. The Board considered the Adviser’s explanation that it shares any economies of scale achieved with Fund shareholders through means other than breakpoints, such as expense caps and fee waivers, and the investments that the Adviser made in its business over the past year, including devoting resources to innovation. Based on this explanation, the Board concluded that although there were no advisory fee breakpoints, the existing fee structure of each Fund reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that it will have the opportunity to periodically reexamine the appropriateness of the advisory fees payable to the Adviser in light of any economies of scale experienced in the future.

Conclusion

The Board and the Independent Trustees concluded that, based on the various factors they had reviewed, the compensation payable to the Adviser under the advisory agreements was fair and reasonable in light of the nature and quality of the services the Adviser provided to the Funds and the Irish Subsidiary, and that renewal of the advisory agreements would be in the best interests of each Fund, the Irish Subsidiary, and their respective shareholders.

SUB-ADVISERS

Nature, Extent and Quality of Services

In reviewing the services provided by each Sub-Adviser, the Board considered a variety of matters, including the overall quality and depth of each Sub-Adviser’s organization and its overall financial strength and stability. The Board also considered, among other things, the investment operations and staff of each Sub-Adviser, its commitment to compliance with applicable laws and regulations and the Trust’s compliance policies and

CITY NATIONAL ROCHDALE FUNDS | PAGE 184

procedures, its portfolio trading and soft dollar practices, and its disaster recovery and contingency planning practices. In addition, the Board considered the background, education and experience of each Sub-Adviser’s key portfolio management and operational personnel, and each Sub-Adviser’s efforts to retain, attract and motivate capable personnel to serve the Fixed Income Opportunities Fund. The Board found all of these matters to be satisfactory.

Investment Performance

The Board reviewed information provided in the meeting materials setting forth the performance of the portion of the Fixed Income Opportunities Fund sub-advised by each Sub-Adviser compared with applicable benchmarks for various periods ended December 31, 2021. The Board made the following additional observations in reviewing the performance of the following Sub-Advisers of the Fixed Income Opportunities Fund:

●

The annualized returns for the portion of the Fund managed by Federated were above the returns of the Bloomberg U.S. Corporate High Yield Index for the three-, and five-year periods, but below the returns of the Index (by 0.10%) for the one-year period.

●

The return for the leveraged loan portfolio of the Fund managed by Seix was above the return of the S&P LSTA U.S. Leveraged Loan Index (by 0.10%) for the one-year period, but the annualized returns for the leveraged loan portfolio were below the returns of the Index (by 0.50% or less) for the three- and five-year periods.

●	The return for the high yield bond portfolio of the Fund managed by Seix was below the return for the Bloomberg US Corporate High Yield Index (by 0.70%) for the one-year period.

●

The annualized returns for the portion of the Fund managed by Alcentra (invested in European leveraged loans) were above the returns of the S&P LSTA European Leveraged Loan Index for the one-, three-, and five-year periods. The annualized returns for the portion of the Fund managed by Alcentra (invested in U.S./European structured credit) were above the returns of the Palmer Square CLO Debt Index for the one- and three-year periods.

●

The annualized return for the portion of the Fund managed by Ashmore was above the return of the 60% ICE BAML Corporate/40% ICE BofA US EM Sovereign Index for the five-year period, but the annualized returns were below the returns of the Index (by 2.50% or less) for the one- and three-year periods.

The Board also considered and reviewed information related to the services AllFinancial provides in respect of life settlement policies held by the Fixed Income Opportunities Fund.

The Board noted that, while not all of the Sub-Advisers outperformed their respective benchmarks for the periods under evaluation, in each case the Adviser reviewed the Sub-Adviser’s performance relative to current market conditions and with an understanding of the Sub-Adviser’s style and philosophy. The Board considered the investment results of the Fixed Income Opportunities Fund to be generally competitive, and determined that each of Alcentra, Alcentra NY, AllFinancial, Ashmore, Federated, Seix continued to provide high quality sub-advisory services to the Fixed Income Opportunities Fund.

Sub-Advisory Fees and Benefits to Sub-Advisers

The Board reviewed information included in the meeting materials regarding the sub-advisory fees charged by each Sub-Adviser, and observed that the fees charged by each Sub-Adviser to the Fixed Income Opportunities Fund were generally equal to or lower than the fees it charged to its other advisory or sub-advisory clients, as applicable, to manage comparable mutual funds, private funds, and separate accounts. The Board noted that although certain Sub-Advisers charged lower fees to other mutual funds advised by the Sub-Advisers, those funds were significantly larger than the Fixed Income Opportunities Fund. The Trustees noted that the Adviser pays all sub-advisory fees out of its advisory fees. The Board also noted that the Adviser evaluates each Sub-Adviser’s fees relative to those of its respective asset class peer groups in an effort to ensure that they are reasonable and appropriate in light of the services provided. In addition, the Board considered the different advisory and sub-advisory fee splits of the Fixed Income Opportunities Fund, and noted the Adviser’s beliefs that the fees paid to the Sub-Advisers are priced at competitive levels, and that the overall advisory fees, gross advisory fees and sub-advisory fees are fair and reasonable in light of the services provided to the Funds by the Adviser and the Sub-Advisers, as applicable.

The Board also considered the benefits received by each Sub-Adviser and its affiliates as a result of its relationship with the Fixed Income Opportunities Fund (other than the sub-advisory fee paid to the Sub-Adviser), including any research services provided by broker-dealers providing execution services to the

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board approval of advisory and sub-advisory agreements (Unaudited) (Continued)

Fund, the intangible benefits of the Sub-Adviser’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the compensation payable to each Sub-Adviser pursuant to its respective sub-advisory agreement was fair and reasonable in light of the nature and quality of the services provided by each Sub-Adviser to the Fixed Income Opportunities Fund, and that it would be in the best interests of the Fund and its shareholders to renew the sub-advisory agreements with each of Alcentra, Alcentra NY, AllFinancial, Ashmore, Federated, and Seix.

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THANK YOU

for your investment with City National Rochdale Funds. We value the trust you have placed in us to help you achieve your financial goals.

City National Rochdale®

AN RBC/CITY NATIONAL COMPANY

CNR-AR-001-2100

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is James R. Wolford. Mr. Wolford is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by BBD LLP Related to the Trust

BBD LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2022			2021
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$217,750	N/A	N/A	$213,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)	Not Applicable

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2022	2021
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f)	Not Applicable

(g)	The aggregate non-audit fees and services billed by BBD LLP for the last two fiscal years were $0 and $0 for 2022 and 2021, respectively.

(h)	Not Applicable

(i) Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not Applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to unlisted registrants.

Item 6. Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: December 9, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer (Principal Financial and Accounting Officer and Controller)

Date: December 9, 2022